UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	10/31/2019

Item 1 – Reports to Stockholders

PGIM TOTAL RETURN BOND FUND

ANNUAL REPORT

OCTOBER 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return

Highlights (unaudited)

•

The Fund outperformed the Bloomberg Barclays US Aggregate Bond Index over the reporting period, highlighted by strong security selection, duration positioning, sector allocation, and yield curve positioning. Currency selection was negative for the period.

•

Strong security selection was highlighted by positioning in sovereign, investment-grade corporate, and high yield bonds; mortgage-backed securities; non-agency mortgages; and commercial mortgage-backed securities.

•	Although overall security selection contributed to the Fund’s performance, positioning in Treasuries, interest-rate swaps, and emerging market debt limited results.

•

Within corporates, positioning in the upstream-energy and midstream-energy sectors detracted from performance. Within upstream energy, an overweight to Ascent Resources and an underweight to Weatherford International negatively affected performance. Detractors in midstream energy included an overweight to Oneok.

•	An overweight to Argentina was the largest detractor.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Total Return Bond Fund	3

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Letter from the President

Dear Shareholder:

We hope you find the annual report for the PGIM Total Return Bond Fund informative and useful. The report covers performance for the 12-month period that ended October 31, 2019.

While the US economy remained healthy, with rising corporate profits and strong job growth, the Federal Reserve cut interest rates three times in the latter half of the period. The cuts were a proactive attempt by the Fed to extend the longest domestic economic expansion on record as growth in many regions weakened. China in particular showed signs of slowing amid trade tensions with the US, and turmoil in the United Kingdom continued as it negotiates an exit from the European Union.

The interest-rate cuts helped boost the performance of stocks globally. For the period overall, large-cap US equities along with stocks in developed and emerging foreign markets all rose by double digits. Small-cap US stocks posted a single-digit gain. This positive performance came despite significant volatility early in the period. Equities plunged at the end of 2018 on concerns about China’s economy, a potential global trade war, higher interest rates, and worries that profit growth might slow. Stocks reversed course early in 2019, rising sharply after the Fed moderated its position on additional rate hikes for the remainder of the year.

The overall US bond market posted strong returns during the period on a significant rally in interest rates that saw the 10-year US Treasury yield decline from over 3% to under 2%. Investment-grade corporate bonds led the way with a double-digit gain, while corporate high yield and municipal bonds each had a return in the high single digits. Globally, bonds in developed markets delivered strong returns, and emerging markets debt rose by double digits.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This scale and investment expertise allow us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Total Return Bond Fund

December 16, 2019

PGIM Total Return Bond Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 10/31/19 (with sales charges)
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	9.07	3.38	4.94	—
Class B	7.17	3.38	4.77	—
Class C	10.92	3.31	4.55	—
Class R	12.43	3.82	5.04	—
Class Z	12.98	4.35	5.56	—
Class R2	12.60	N/A	N/A	5.02 (12/27/17)
Class R4	12.89	N/A	N/A	5.28 (12/27/17)
Class R6	13.16	4.44	N/A	5.20 (12/27/10)
Bloomberg Barclays US Aggregate Bond Index
	11.51	3.24	3.73	—

	Average Annual Total Returns as of 10/31/19 (without sales charges)
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	12.73	4.07	5.29	—
Class B	12.17	3.55	4.77	—
Class C	11.92	3.31	4.55	—
Class R	12.43	3.82	5.04	—
Class Z	12.98	4.35	5.56	—
Class R2	12.60	N/A	N/A	5.02 (12/27/17)
Class R4	12.89	N/A	N/A	5.28 (12/27/17)
Class R6	13.16	4.44	N/A	5.20 (12/27/10)
Bloomberg Barclays US Aggregate Bond Index
	11.51	3.24	3.73	—

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Growth of a $10,000 Investment (unaudited)

The graph compares a $10,000 investment in the Fund’s Class Z shares with a similar investment in the Bloomberg Barclays US Aggregate Bond Index by portraying the initial account values at the beginning of the 10-year period for Class Z shares (October 31, 2009) and the account values at the end of the current fiscal year (October 31, 2019), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class Z shares only. As indicated in the tables provided earlier, performance for other share classes will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class that has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

PGIM Total Return Bond Fund	7

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	For purchases on or after July 15, 2019: 3.25% of the public offering price. For purchases prior to July 15, 2019: 4.50% of the public offering price	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	For purchases on or after July 15, 2019: 1.00% on sales of $500,000 or more made within 12 months of purchase. For purchases prior to July 15, 2019: 1.00% on sales of $1 million or more made within 12 months of purchase.	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00% (0.75% currently)	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder services fees	None	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

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Benchmark Definitions

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class R2 and Class R4 shares are 4.74% and 3.52% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Distributions and Yields as of 10/31/19
	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.54	2.49	2.43
Class B	0.47	2.07	1.25
Class C	0.43	1.86	1.82
Class R	0.50	2.32	2.03
Class Z	0.58	2.84	2.75
Class R2	0.52	2.44	1.95
Class R4	0.56	2.70	2.32
Class R6	0.59	2.94	2.91

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Total Return Bond Fund	9

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 10/31/19 (%)
AAA	38.5
AA	7.3
A	14.7
BBB	20.3
BB	7.1
B	3.9
CCC	0.3
Not Rated	5.5
Cash/Cash Equivalents	2.5
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

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Strategy and Performance Overview

How did the Fund perform?

The PGIM Total Return Bond Fund’s Class Z shares returned 12.98% in the 12-month reporting period that ended October 31, 2019, outperforming the 11.51% return of the Bloomberg Barclays US Aggregate Bond Index (the Index).

What were the market conditions?

•

The fourth quarter of 2018 represented a major shift in market sentiment across global asset classes. Interest rates peaked in early October and aggressively rallied as Brexit worries, fears of an escalating trade war, weaker economic data, and a hawkish Federal Reserve (Fed) punished risk assets, sending developed-market interest rates to yearly lows. As the fourth quarter concluded, the yield on 10-year German government bunds and Japanese government bonds (JGBs) plummeted to depths not seen in years, while the 10-year US Treasury note yield ended the quarter just above its low from early in 2018. Additionally, after beginning the quarter higher, the yield on Italy’s 10-year BTP government bond declined below 3% for the first time since September 2018 as Italy slowly moved its 2019 budget target closer to the European Commission’s suggestion. With signs of slowing global growth, the fourth quarter also brought the potential for further headwinds as Democrats won control of the US House of Representatives—thus mitigating the probability of further fiscal stimulus as a “fiscal cliff” approaches in 2020—and trade tensions with China intensified. Against this macro backdrop, Fed Chairman Jerome Powell and Vice Chairman Richard Clarida struck a more balanced tone prior to December’s Federal Open Market Committee (FOMC) meeting. In addition to the expected 25-basis point (bp) hike in its nominal federal funds target range, the FOMC decreased its median projection for additional hikes going forward by 25 bps. (One basis point is 0.01%.)

•

As the fourth quarter of 2018 concluded, the global economy and markets were on the ropes. Spreads were rising sharply, equity markets were falling, and the prospects for global growth seemed in serious jeopardy. Global real gross domestic product (GDP) growth in the first quarter of 2019 sagged to 3%, its weakest performance since mid-2016. The slowdown was broad-based and included the US, United Kingdom, Canada, China, Turkey, and Poland. In addition, global trade growth retreated, and other key measures of activity also showed weakness.

•

The 2019 second-quarter collapse in developed-market government bond yields seemingly confirmed a trend of mounting economic disappointment where growth and inflation simply remain too low. As the G3 (United States, European Union, and Japan) rate markets fell for the third consecutive quarter and pointed to the need for more central bank accommodation, the actual tipping points for the G3 institutions varied: The European Central Bank (ECB) was struck by the market’s drop in inflation expectations, while the Fed and Bank of Japan (BOJ) moved to easing biases as

PGIM Total Return Bond Fund	11

Strategy and Performance Overview (continued)

US-China trade tensions flared. Although no G3 central bank actually moved rates, the ECB and the Fed certainly appeared poised to act over the balance of the year, if not in the third quarter. While US-China trade tensions led to a pronounced hiccup in the risk markets in May 2019, these markets recovered by quarter-end, leaving returns for equities and riskier fixed income sectors in positive territory and even stronger year to date thanks to a banner first quarter. The return bounty certainly belied what many considered to be low levels of yields and spreads at the beginning of the year.

•

Positive total returns continued to accrue across the fixed income sectors in the third quarter, leading to some eye-popping double-digit gains in 2019 through the end of the reporting period. Yet, if bonds have managed to thrive in the current environment of economic and policy uncertainty, one only needs to recall a year earlier—the fourth quarter of 2018—for a reminder of how quickly market sentiment can change. Developed-market rates took another leg down in the third quarter of 2019 as central banks collectively eased policies to counter signs of mounting global economic weakness and uncertainty. It was the second consecutive quarter of double-digit basis point declines for US and German 10-year yields (down 35 bps and 25 bps to 1.67% and –0.57%, respectively), while the Japanese 10-year yield also fell deeper into negative territory (down 10 bps to –0.22%).

•

In October 2019, the trend of global monetary easing continued unabated, while some of the downside risks to the global outlook seemed to have lessened. In particular, risks of a hard Brexit seemed on the decline, and there seemed to be some intention for reaching some kind of an interim deal in the US-China trade war, although many of the more complex issues seemed to be excluded from the discussions. Although the global manufacturing sector and trade volumes remained in the doldrums, continued (albeit easing) resilience in the service sector prevented a sharper deceleration in global growth. Case in point: US real GDP growth eased only a tad to 1.9% in the third quarter (year over year), and euro-area growth came in at 1.1%, both somewhat better than expected. As was widely expected, the Fed cut its target range for the federal funds rate another 25 bp to 1.50%-1.75% at its meeting on October 29-30, 2019, citing the global backdrop and below-target inflation as reasons for the easing. It was the Fed’s third rate cut in 2019, effectively and quickly unwinding the lion’s share of last year’s 100 bps of hikes. Also as expected, the Fed appeared to shift to a wait-and-see mode, indicating that it will continue to “assess” the appropriate policy path going forward, which is a change from its stance in September that it “will act” as appropriate to sustain the expansion.

What worked?

•

The Fund outperformed the Index over the reporting period, highlighted by strong security selection, duration positioning, sector allocation, and yield curve positioning. Currency selection was negative for the period.

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•

Strong security selection was highlighted by positioning in sovereign, investment-grade corporate, and high yield bonds; mortgage-backed securities (MBS); non-agency mortgages; and commercial mortgage-backed securities (CMBS).

•

Corporate bond positioning in the banking and electric utilities sectors added value. Within banking, overweights to Bank of America Corp. and Citigroup Inc. were positive. Contributors in the electric utilities sector included overweights to Calpine Corp. and PG&E Corp. An overweight to Greece was the largest contributor to performance.

•

During the period, the Fund’s strategy to manage duration was a significant contributor to performance. Duration is a measure of the interest-rate sensitivity of a bond portfolio or debt securities that is expressed as a number of years. The Fund’s long-duration positioning added to performance as US-dollar (USD) rates were lower during the period. The Fund’s active duration positioning has ranged from 0.1 years short to 0.9 years long during the period, ending it at the longer end of the range at +0.6 years.

•	Sector allocation also added value, with overweights to collateralized loan obligations (CLOs), high yield bonds, emerging market debt, and CMBS the largest contributors to performance.

•	Also contributing positively was the Fund’s yield curve-flattener positioning as the curve flattened over the period.

What didn’t work?

•	Although overall security selection contributed to the Fund’s performance, positioning in Treasuries, interest-rate swaps, and emerging market debt limited results.

•

Within corporates, positioning in the upstream-energy and midstream-energy sectors detracted from performance. Within upstream energy, an overweight to Ascent Resources, LLC and an underweight to Weatherford International Ltd. negatively affected performance. Detractors in midstream energy included an overweight to Oneok, Inc..

•	An overweight to Argentina was the largest detractor.

•	Looking at sector allocation, underweights to MBS and investment-grade corporates limited results over the period.

•

The Fund occasionally features a modest notional exposure to non-USD currencies across a diversified basket of currencies in faster-growing emerging and developed countries. The Fund’s foreign-exchange currency market (FX) positioning hurt performance, with positions in the Norwegian krone, euro, and Chinese yuan among the largest detractors. An overweight to the Russian ruble helped to offset some of the losses.

PGIM Total Return Bond Fund	13

Strategy and Performance Overview (continued)

Did the Fund use derivatives?

The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used interest-rate futures, options, and swaps to help manage duration positioning and yield curve exposure. Over the period, futures and swaps hurt performance while options added value. Credit default swaps and credit default swap index (CDX) positions were used to either add risk exposure to certain issuers or to hedge credit risk imposed by certain issuers. Overall, credit derivative exposure added value during the period. In addition, the Fund traded foreign exchange derivatives, which had a negative impact on performance during the period.

Current outlook

•

PGIM Fixed Income’s base case assumes that the Fed will pause from adjusting rates for the foreseeable future as the impact of its rate cuts in 2019 continues to filter through the economy and the FOMC takes time to assess developments across the global economy.

•

PGIM Fixed Income maintains its positive view of fundamentals in the credit sectors of fixed income. As of the end of the reporting period, the Fund was overweight structured products, which include CMBS, CLOs, and asset-backed securities (ABS); emerging market debt; and high yield bonds. Within CMBS, PGIM Fixed Income continues to find value in high-quality securities of new-issue conduit deals. In ABS, the Fund is maintaining an up-in-quality focus (with some exceptions) as capital stack/issuer valuations remain compressed. PGIM Fixed Income is constructive on US high yield and continues to like independent power producers and US consumer-related names. PGIM Fixed Income remains cautious on commodities but is looking at unique opportunities in natural gas and health care. Within investment-grade corporates, as we enter the later stage of the credit cycle, PGIM Fixed Income continues to favor better-quality financials and electric utilities over industrials. Government-related sectors, including Treasuries and agency MBS, remain significant underweights as PGIM Fixed Income finds more compelling value in the aforementioned sectors.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended October 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Total Return Bond Fund	15

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Total Return Bond Fund		Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,062.40	0.76%	$3.95
	Hypothetical	$1,000.00	$1,021.37	0.76%	$3.87
Class B	Actual	$1,000.00	$1,059.80	1.26%	$6.54
	Hypothetical	$1,000.00	$1,018.85	1.26%	$6.41
Class C	Actual	$1,000.00	$1,059.30	1.48%	$7.68
	Hypothetical	$1,000.00	$1,017.74	1.48%	$7.53
Class R	Actual	$1,000.00	$1,061.00	1.01%	$5.25
	Hypothetical	$1,000.00	$1,020.11	1.01%	$5.14
Class Z	Actual	$1,000.00	$1,064.00	0.49%	$2.55
	Hypothetical	$1,000.00	$1,022.74	0.49%	$2.50
Class R2	Actual	$1,000.00	$1,062.50	0.89%	$4.63
	Hypothetical	$1,000.00	$1,020.72	0.89%	$4.53
Class R4	Actual	$1,000.00	$1,063.10	0.65%	$3.38
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R6	Actual	$1,000.00	$1,064.40	0.39%	$2.03
	Hypothetical	$1,000.00	$1,023.24	0.39%	$1.99

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2019, and divided by the 365 days in the Fund’s fiscal year ended October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 99.8%

ASSET-BACKED SECURITIES 22.7%

Automobiles 0.6%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-02A, Class A, 144A	2.630%		12/20/21		11,500	$11,546,858
Series 2016-01A, Class A, 144A	2.990		06/20/22		5,000	5,061,039
Ford Credit Floorplan Master Owner Trust,
Series 2018-02, Class A	3.170		03/15/25		3,300	3,414,584
Series 2018-04, Class A	4.060		11/15/30		99,600	110,569,466
Hertz Vehicle Financing LP,
Series 2015-01A, Class A, 144A	2.730		03/25/21		9,500	9,514,629
Series 2016-02A, Class A, 144A	2.950		03/25/22		2,600	2,626,330
Series 2019-02A, Class A, 144A	3.420		05/25/25		8,000	8,294,020
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class B, 144A	2.550		11/14/23		4,600	4,606,338
Series 2017-02A, Class C, 144A	2.820		07/15/24		1,200	1,203,951
Series 2017-02A, Class E, 144A	4.740		11/14/25		7,400	7,522,609
Series 2019-01A, Class A, 144A	3.630		09/14/27		118,980	123,934,137
Series 2019-01A, Class B, 144A	3.950		11/14/28		25,000	26,271,090

						314,565,051

Collateralized Loan Obligations 16.5%
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.101	(c)	07/15/31		141,083	139,231,215
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 1.490%)	3.491	(c)	10/15/28		4,250	4,242,123
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	3.271	(c)	07/15/30		140,561	139,867,753
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.534	(c)	07/22/32		51,250	51,234,451
Armada Euro CLO DAC (Ireland),
Series 02A, Class A3, 144A	1.500		11/15/31	EUR	14,500	16,165,504
Series 2018-02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.760	(c)	11/15/31	EUR	65,750	73,069,066
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.281	(c)	07/15/29		35,900	35,856,328
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.261	(c)	07/16/29		41,750	41,695,036

See Notes to Financial Statements.

PGIM Total Return Bond Fund	17

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Atlas Senior Loan Fund Ltd. (Cayman Islands), (cont’d.)
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	3.301	%(c)	01/16/30		69,250	$69,121,043
Aurium CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750	(c)	01/16/31	EUR	100,050	110,900,394
Series 04A, Class A2, 144A	1.620		01/16/31	EUR	20,000	22,313,394
Avery Point CLO Ltd. (Cayman Islands), Series 2015-07A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	3.141	(c)	01/15/28		70,000	69,828,731
Bain Capital Credit CLO (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	2.894	(c)	04/23/31		44,500	43,857,331
Bain Capital Euro CLO Ltd. (Ireland), Series 2018-01A, Class A, 144A, 3 Month EURIBOR + 0.780% (Cap N/A, Floor 0.780%)	0.780	(c)	04/20/32	EUR	89,950	99,637,335
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.251	(c)	10/15/30		49,000	48,769,651
Series 2019-18A, Class A, 144A	—	(p)	10/15/32		41,250	41,249,959
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	3.446	(c)	08/20/32		100,000	99,880,620
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	3.352	(c)	01/17/28		2,915	2,851,236
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	2.972	(c)	04/17/31		50,000	49,503,080
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	2.986	(c)	07/27/31		52,500	51,934,900
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	3.306	(c)	07/20/32		86,000	85,602,861
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland), Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	0.730	(c)	01/25/32	EUR	50,000	55,417,043
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.186	(c)	07/20/31		35,000	34,816,827

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	3.181	%(c)	01/15/30		37,250	$37,161,561
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	2.986	(c)	04/20/31		31,750	31,345,819
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.213	(c)	04/22/30		145,225	144,392,077
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.403	(c)	10/18/26		17,594	17,570,370
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)	4.216	(c)	10/20/28		33,000	32,999,604
CBAM Ltd. (Cayman Islands),
Series 2018-06A, Class A, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.000%)	2.941	(c)	07/15/31		120,000	119,527,668
Series 2018-07A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.066	(c)	07/20/31		27,500	27,184,652
Series 2019-11A, Class A1, 144A	—	(p)	10/20/32		66,000	65,999,934
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	2.916	(c)	04/24/31		24,250	23,937,333
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.202	(c)	10/17/31		34,450	34,308,162
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	3.063	(c)	01/22/31		98,250	97,564,903
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.186	(c)	10/24/30		10,000	9,968,114
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	3.006	(c)	04/20/31		71,000	70,151,664
CVC Cordatus Loan Fund DAC (Ireland), Series 10A, Class A1, 144A, 3 Month EURIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.720	(c)	01/27/31	EUR	79,000	87,658,597
CVC Cordatus Loan Fund DAV (Ireland), Series 03A, Class A2RR, 144A	1.750		08/15/32	EUR	5,300	5,945,817
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	3.231	(c)	10/15/29		116,500	116,153,366
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	3.181	(c)	10/15/26		10,744	10,741,982
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.221	(c)	07/15/30		36,000	35,756,939

See Notes to Financial Statements.

PGIM Total Return Bond Fund	19

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	3.121	%(c)	07/15/31		127,600	$125,878,957
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	3.011	(c)	04/15/31		146,700	144,817,370
Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.401	(c)	04/15/31		10,000	9,743,093
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.966	(c)	04/26/31		57,750	56,762,810
Hayfin Emerald CLO DAC (Ireland),
Series 01A, Class A2, 144A, 3 Month EURIBOR + 1.090% (Cap N/A, Floor 1.090%)	1.090	(c)	09/06/31	EUR	55,750	62,139,288
Series 01A, Class A3, 144A	1.700		09/06/31	EUR	10,000	11,195,411
Series 02A, Class B1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.850	(c)	05/27/32	EUR	8,300	9,285,353
Series 02A, Class B2, 144A	2.650		05/27/32	EUR	11,250	12,544,967
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.287	(c)	02/05/31		14,500	14,386,917
HPC Investment Partners CLO,
Series 2013-02RR, Class A1A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)	3.126	(c)	10/20/29		13,925	13,925,543
Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	3.591	(c)	10/20/29		1,025	1,012,011
HPS Investment Partners CLO Subsidiary LLC (Cayman Islands), Series 11A-RR, Class A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.469	(c)	05/07/30		16,000	15,917,824
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.970	(c)	04/25/31		24,700	24,272,110
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.214	(c)	10/23/29		70,000	69,703,207
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)	2.831	(c)	04/15/27		29,756	29,583,942
Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	3.436	(c)	04/20/32		31,250	31,127,825

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)	3.141	%(c)	10/20/31		148,000	$146,288,883
JMP Credit Advisors CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.282	(c)	07/17/29		28,000	27,853,022
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	3.181	(c)	01/15/31		73,150	72,687,056
Series 18, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	3.273	(c)	07/18/30		167,750	167,194,278
Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	3.050	(c)	04/25/31		43,100	42,707,182
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	3.086	(c)	04/21/31		39,000	38,372,463
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	3.766	(c)	04/21/31		17,500	17,335,750
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	3.086	(c)	07/19/28		59,150	59,013,949
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	3.116	(c)	07/20/31		54,250	53,586,376
Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	3.211	(c)	01/16/31		59,950	59,291,923
Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.251	(c)	10/12/30		120,550	119,528,520
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)	2.851	(c)	01/15/28		35,344	35,160,501
Oaktree CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870%	2.836	(c)	10/20/27		93,875	93,477,627
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.261	(c)	07/15/30		58,900	58,729,296
OCP Euro CLO Ltd. (Ireland), Series 2017-02A, Class A, 144A, 3 Month EURIBOR + 0.820% (Cap N/A, Floor 0.820%)	0.820	(c)	01/15/32	EUR	108,000	120,511,903

See Notes to Financial Statements.

PGIM Total Return Bond Fund	21

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Octagon Investment Partners 44 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.266	%(c)	07/20/32		99,500	$99,258,275
Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A	—	(p)	10/15/32		137,000	136,999,863
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	3.012	(c)	07/17/29		123,700	122,581,579
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.186	(c)	10/30/30		63,500	63,166,339
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 0.000%)	3.456	(c)	01/20/29		90,000	89,892,828
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	3.016	(c)	04/20/31		94,500	93,234,957
OZLME DAC (Netherlands), Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750	(c)	08/24/30	EUR	67,000	74,350,675
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	3.236	(c)	07/20/30		123,500	123,038,394
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	3.275	(c)	11/14/32		100,000	100,000,000
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2019-03A, Class A1, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.016	(c)	08/20/27		75,000	74,848,140
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.395	(c)	11/14/29		90,000	89,710,578
Pikes Peak CLO (Cayman Islands), Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	3.528	(c)	07/15/32		50,000	49,924,015
Prudential PLC (United Kingdom), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	3.151	(c)	07/15/31		94,700	93,798,465
Race Point CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	3.211	(c)	10/15/30		10,000	9,965,704

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.252	%(c)	10/17/30	56,250	$55,909,350
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	3.115	(c)	07/25/31	37,000	36,587,642
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.996	(c)	04/20/31	90,000	88,525,539
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.309	(c)	05/07/31	75,000	74,160,247
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	3.171	(c)	07/15/31	59,250	58,519,151
Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	3.428	(c)	08/15/30	159,750	159,973,299
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.206	(c)	07/20/30	50,000	49,932,370
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.256	(c)	10/20/28	130,750	130,607,535
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	3.084	(c)	01/23/29	86,750	86,594,700
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.220	(c)	07/25/30	60,000	59,741,880
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.186	(c)	10/20/30	99,500	98,851,469
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.186	(c)	10/20/30	750	745,745
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1A, 144A	—	(p)	10/20/32	28,000	28,000,000
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.302	(c)	07/17/26	38,513	38,468,325
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.242	(c)	01/17/30	85,000	84,394,545
TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	3.166	(c)	07/20/31	45,750	45,300,337

See Notes to Financial Statements.

PGIM Total Return Bond Fund	23

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
TICP CLO Ltd. (Cayman Islands), Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)	2.766	%(c)	04/26/28		132,500	$132,085,063
Tikehau CLO BV (Netherlands), Series 4A, Class A1, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.900	(c)	10/15/31	EUR	60,700	67,680,154
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.166	(c)	07/20/32		33,500	33,169,573
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	3.446	(c)	07/25/29		94,950	94,918,856
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	3.150	(c)	01/25/31		118,000	116,728,314
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.540	(c)	01/25/31		12,250	12,007,375
Series 2018-08A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.066	(c)	07/20/31		70,000	68,977,426
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	3.361	(c)	07/15/32		53,000	52,849,485
Venture 36 CLO Ltd. (Cayman Islands),
Series 2019-36A, Class A1A, 144A, 3 Month LIBOR + 1.430% (Cap N/A, Floor 1.430%)	3.396	(c)	04/20/32		36,425	36,263,076
Series 2019-36A, Class X, IO, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.316	(c)	04/20/32		1,050	1,047,171
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	3.261	(c)	01/15/32		38,750	38,663,750
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	2.881	(c)	07/15/27		69,610	69,415,858
Series 2017-27RA, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	3.266	(c)	07/21/30		19,200	19,244,135
Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.103	(c)	07/18/31		38,373	37,744,868
Vibrant CLO Ltd. (Cayman Islands), Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	3.086	(c)	07/20/31		195,000	192,361,377
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)	2.993	(c)	04/18/31		115,250	114,076,985
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	3.312	(c)	10/17/32		100,000	99,940,800

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Voya Euro CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750	%(c)	10/15/30	EUR	95,000	$105,497,370
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.216	(c)	10/20/29		40,000	39,900,844
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.166	(c)	10/20/31		60,250	59,632,251
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	3.527	(c)	07/20/32		50,000	49,844,450
West CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1BR, 144A	2.724		01/16/27		8,806	8,766,185
York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	3.103	(c)	01/22/31		25,000	24,836,005
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	3.371	(c)	07/15/29		74,130	73,644,360
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	3.291	(c)	04/15/30		65,500	64,634,182
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	2.951	(c)	04/15/29		60,825	60,270,757
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	3.166	(c)	07/20/31		145,500	142,824,415

						8,233,556,831

Consumer Loans 1.3%
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A	4.230		04/20/27		45,100	46,524,898
Series 2019-01A, Class A, 144A	3.000		12/20/27		73,420	73,927,215
Series 2019-02A, Class A, 144A	2.780		04/20/28		43,500	43,488,560
Mariner Finance Issuance Trust, Series 2019-AA, Class A, 144A	2.960		07/20/32		24,000	24,317,626
OneMain Financial Issuance Trust,
Series 2016-01A, Class A, 144A	3.660		02/20/29		7,560	7,584,886
Series 2017-01A, Class B, 144A	2.790		09/14/32		12,983	13,007,139
Series 2017-01A, Class C, 144A	3.350		09/14/32		9,900	9,957,466
Series 2018-01A, Class A, 144A	3.300		03/14/29		25,440	25,808,544
Oportun Funding LLC,
Series 2017-A, Class A, 144A	3.230		06/08/23		28,260	28,275,950
Series 2017-B, Class A, 144A	3.220		10/10/23		69,000	69,196,878

See Notes to Financial Statements.

PGIM Total Return Bond Fund	25

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)
Oportun Funding LLC, (cont’d.)
Series 2018-A, Class A, 144A	3.610%		03/08/24	9,670	$9,780,444
Series 2018-B, Class A, 144A	3.910		07/08/24	25,700	26,103,176
Series 2018-B, Class B, 144A	4.500		07/08/24	1,750	1,778,220
Series 2018-B, Class C, 144A	5.430		07/08/24	1,921	1,945,223
Series 2018-C, Class A, 144A	4.100		10/08/24	44,300	45,423,709
Series 2018-C, Class B, 144A	4.590		10/08/24	4,800	4,918,944
Series 2018-C, Class C, 144A	5.520		10/08/24	2,000	2,055,151
Series 2018-D, Class A, 144A	4.150		12/09/24	31,449	32,309,331
Series 2018-D, Class B, 144A	4.830		12/09/24	4,432	4,542,305
Series 2019-A, Class A, 144A	3.080		08/08/25	53,700	54,106,880
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	4.673	(c)	02/25/23	24,890	25,043,984
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.473	(c)	08/25/25	35,300	35,422,392
Springleaf Funding Trust,
Series 2017-AA, Class A, 144A	2.680		07/15/30	59,100	59,295,609
Series 2017-AA, Class B, 144A	3.100		07/15/30	8,262	8,328,476

					653,143,006

Credit Cards 0.2%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960		10/13/30	82,800	94,013,554

Home Equity Loans 0.1%
ABFC Trust,
Series 2003-OPT01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.320%)	2.463	(c)	04/25/33	3,567	3,562,277
Series 2005-AQ01, Class A4	4.707	(cc)	01/25/34	743	755,336
Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	2.523	(c)	01/25/35	271	268,734
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	2.798	(c)	11/25/33	572	568,457
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.370%)	2.563	(c)	12/25/33	1,014	1,011,829

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W10, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 1.650%)	4.095	%(c)	01/25/34	66	$66,005
Series 2004-W02, Class AF	4.403		04/25/34	275	288,693
Series 2004-W06, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.550%)	2.648	(c)	05/25/34	177	177,625
Series 2005-W02, Class A2C, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)	2.183	(c)	10/25/35	654	655,720
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.245% (Cap N/A, Floor 0.830%)	3.159	(c)	06/15/33	965	976,080
Series 2003-HE04, Class M1, 1 Month LIBOR + 1.245% (Cap N/A, Floor 0.830%)	3.159	(c)	08/15/33	1,150	1,156,450
Series 2004-HE06, Class M1, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.630%)	2.768	(c)	09/25/34	781	788,458
Series 2004-HE08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	2.873	(c)	12/25/34	1,582	1,567,964
Series 2004-HE09, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	2.798	(c)	12/25/34	1,928	1,921,628
Bear Stearns Asset-Backed Securities Trust,
Series 2002-02, Class A2, 1 Month LIBOR + 1.200% (Cap 11.000%, Floor 0.600%)	3.023	(c)	10/25/32	37	37,167
Series 2004-HE08, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	2.798	(c)	09/25/34	206	211,280
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.050%)	3.398	(c)	12/25/34	2,974	3,006,296
Series 2005-HE05, Class M2, 1 Month LIBOR + 1.035% (Cap N/A, Floor 0.690%)	2.858	(c)	06/25/35	1,439	1,444,594
Series 2007-HE03, Class 1A2, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)	2.023	(c)	04/25/37	60	100,047
CDC Mortgage Capital Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	2.873	(c)	11/25/33	692	690,881
Series 2003-HE04, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	2.798	(c)	03/25/34	3,506	3,473,297
Conseco Finance Corp., Series 2001-C, Class M2, 1 Month LIBOR + 1.150% (Cap 15.000%, Floor 1.150%)	3.071	(c)	08/15/33	522	521,833

See Notes to Financial Statements.

PGIM Total Return Bond Fund	27

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Floating Rate Mortgage Pass-Through Certificates, Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 1.950%)	4.748	%(c)	10/25/31	55	$59,121
GSAA Trust, Series 2006-07, Class AF2	5.995	(cc)	03/25/46	871	555,715
Home Equity Asset Trust,
Series 2002-04, Class M1, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)	3.323	(c)	03/25/33	1,917	1,912,427
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 0.860%)	3.113	(c)	08/25/33	998	1,000,737
Series 2003-05, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	2.873	(c)	12/25/33	26	25,764
Series 2004-07, Class M1, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.620%)	2.753	(c)	01/25/35	424	425,234
JPMorgan Mortgage Acquisition Corp., Series 2005-WMC01, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.440%)	2.483	(c)	09/25/35	707	707,675
Merrill Lynch Mortgage Investors Trust,
Series 2002-HE01, Class A1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)	2.823	(c)	08/25/32	2,465	2,459,109
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.360%)	2.543	(c)	07/25/34	429	426,298
Morgan Stanley ABS Capital, Inc. Trust,
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 0.850%)	3.098	(c)	04/25/33	3,683	3,690,282
Series 2004-HE03, Class A4, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.400%)	2.623	(c)	03/25/34	483	472,827
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.630%)	2.768	(c)	06/25/34	603	606,641
Series 2004-HE08, Class A7, 1 Month LIBOR + 1.060% (Cap N/A, Floor 0.530%)	2.883	(c)	09/25/34	663	658,129
Series 2005-NC02, Class M3, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.450%)	2.498	(c)	03/25/35	673	672,639
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.900%)	3.173	(c)	03/25/33	2,550	2,570,114
New Century Home Equity Loan Trust,
Series 2003-A, Class A, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.360%)	2.543	(c)	10/25/33	1,564	1,544,505
Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.590%)	2.708	(c)	05/25/34	515	517,422

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Residential Asset Securities Trust, Series 2004-KS01, Class AI5	5.721	%(cc)	02/25/34	183	$187,617
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)	2.603	(c)	02/25/34	465	464,617
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2005-01, Class M4, 1 Month LIBOR + 0.915% (Cap N/A, Floor 0.610%)	2.738	(c)	04/25/35	3,140	3,138,073

					45,345,597

Other 0.2%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	4.173	(c)	04/25/23	62,500	61,786,569
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	4.623	(c)	06/25/24	34,970	34,954,959

					96,741,528

Residential Mortgage-Backed Securities 1.9%
Aames Mortgage Investment Trust, Series 2005-02, Class M4, 1 Month LIBOR + 0.945% (Cap 12.500%, Floor 0.630%)	2.768	(c)	07/25/35	355	355,469
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R02, Class A1A, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.345%)	2.513	(c)	04/25/34	872	871,875
Series 2004-R08, Class M1, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.640%)	2.783	(c)	09/25/34	316	315,930
Chase Funding Trust, Series 2002-02, Class 1A5	6.333		04/25/32	293	298,098
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.173	(c)	10/25/37	68,050	68,782,347
Countrywide Asset-Backed Certificates,
Series 2002-03, Class 2A1, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)	2.483	(c)	06/25/32	1,089	1,077,400
Series 2003-BC05, Class 2A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	2.523	(c)	12/25/33	883	876,737

See Notes to Financial Statements.

PGIM Total Return Bond Fund	29

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates, (cont’d.)
Series 2004-03, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.210%)	2.243	%(c)	08/25/34	12,198	$11,829,157
Series 2004-03, Class 3A3, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.380%)	2.583	(c)	08/25/34	248	246,828
Series 2004-12, Class AF5	5.676	(cc)	04/25/35	507	508,909
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	2.873	(c)	11/25/34	1,543	1,547,924
Series 2005-BC05, Class M3, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	2.323	(c)	01/25/36	6,475	6,496,022
Series 2006-26, Class 2A3, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)	1.993	(c)	06/25/37	164	163,803
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)	5.182	(c)	12/26/46	45,920	46,075,165
Series 2018-RPL04, 144A	3.843		07/25/50	41,135	41,917,072
Series 2018-RPL08, Class A1, 144A	4.125	(cc)	07/25/58	75,604	76,315,682
Series 2018-RPL09, Class PT, 144A	3.915		09/25/57	33,121	32,044,320
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB05, Class M1, 1 Month LIBOR + 0.915% (Cap N/A, Floor 0.610%)	2.738	(c)	01/25/34	2,616	2,631,752
Series 2004-CB08, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)	2.618	(c)	12/25/35	2,176	2,183,945
CWABS, Inc., Asset-Backed Certificates Trust,
Series 2003-05, Class AF5	5.119	(cc)	02/25/34	1,406	1,406,676
Series 2004-04, Class 1A, 1 Month LIBOR + 0.420%	2.438	(c)	08/25/34	2,726	2,613,954
Series 2004-05, Class 3A, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.230%)	2.283	(c)	09/25/34	154	153,856
Series 2004-06, Class 2A4, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.450%)	2.723	(c)	11/25/34	463	468,011
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)	2.603	(c)	11/25/34	513	517,938
Encore Credit Receivables Trust,
Series 2005-01, Class M1, 1 Month LIBOR + 0.660% (Cap 12.000%, Floor 0.440%)	2.483	(c)	07/25/35	2,835	2,830,033
Series 2005-03, Class M3, 1 Month LIBOR + 0.765% (Cap 15.000%, Floor 0.510%)	2.588	(c)	10/25/35	9,008	9,069,560
FFMLT Trust, Series 2005-FF02, Class M4, 1 Month LIBOR + 0.885% (Cap N/A, Floor 0.590%)	2.708	(c)	03/25/35	856	860,440

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
GSAMP Trust,
Series 2004-AR01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	2.798	%(c)	06/25/34	2,787	$2,783,191
Series 2005-HE03, Class M3, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	2.873	(c)	06/25/35	3,500	3,509,309
JPMorgan Mortgage Acquisition Trust, Series 2007-CH05, Class A4, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)	1.983	(c)	06/25/36	802	801,264
Legacy Mortgage Asset Trust,
Series 2017-RPL01, Class A, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.794	(c)	01/28/70	15,489	15,743,549
Series 2019-GS01, Class A1, 144A	4.000		01/25/59	6,706	6,787,103
Series 2019-GS02, Class A1, 144A	3.750		01/25/59	33,934	34,228,144
Series 2019-GS03, Class A1, 144A	3.750		04/25/59	17,849	18,067,184
Series 2019-GS04, Class A1, 144A	3.438		05/25/59	56,249	56,727,142
Series 2019-SL01, Class A, 144A	4.000	(cc)	12/28/54	21,430	21,631,947
Long Beach Mortgage Loan Trust,
Series 2003-04, Class AV1, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.310%)	2.443	(c)	08/25/33	5,304	5,353,315
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)	2.618	(c)	06/25/34	145	143,757
Series 2004-04, Class 1A1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.280%)	2.383	(c)	10/25/34	14	13,697
LSFVT, Series 2019-01, 1 Month LIBOR + 2.000%^	4.483	(c)	05/02/22	123,043	123,042,860
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.260%)	2.343	(c)	06/25/35	460	459,035
Series 2004-OPT01, Class A2A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.360%)	2.543	(c)	06/25/35	548	541,678
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.230%)	3.668	(c)	01/25/35	2,399	2,419,270
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WLL01, Class M3, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)	2.558	(c)	03/25/35	8,222	8,255,222
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC02, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)	2.948	(c)	06/25/34	809	823,459
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	2.723	(c)	11/25/34	307	303,254

See Notes to Financial Statements.

PGIM Total Return Bond Fund	31

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Specialty Underwriting & Residential Finance Trust, (cont’d.)
Series 2004-BC02, Class A2, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.270%)	2.363	%(c)	05/25/35		1,041	$1,005,050
Series 2004-BC02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.550%)	2.648	(c)	05/25/35		990	992,281
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.700%)	2.773	(c)	07/25/33		1,074	1,076,110
Series 2003-BC08, Class 3A3, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.650%)	2.723	(c)	08/25/33		209	207,643
Series 2003-BC10, Class A4, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)	2.823	(c)	10/25/33		913	910,207
Series 2004-07, Class A8, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.600%)	3.023	(c)	08/25/34		2,510	2,546,416
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)	2.823	(c)	09/25/34		1,205	1,209,819
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.470%)	2.763	(c)	09/25/34		967	969,633
Series 2005-06, Class M2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)	2.603	(c)	07/25/35		11,881	11,924,690
Series 2005-07, Class M1, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)	2.558	(c)	08/25/35		1,534	1,535,433
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900	(c)	03/16/23	EUR	124,413	138,480,378
Towd Point Mortgage Trust,
Series 2015-02, Class 1M2, 144A	3.801	(cc)	11/25/60		22,127	23,360,824
Series 2017-04, Class A1, 144A	2.750	(cc)	06/25/57		50,991	51,598,251
Series 2017-06, Class A1, 144A	2.750	(cc)	10/25/57		60,644	61,158,852
Series 2018-02, Class A1, 144A	3.250	(cc)	03/25/58		11,800	12,062,352
Series 2018-03, Class A1, 144A	3.750	(cc)	05/25/58		5,413	5,623,680
Series 2018-05, Class A1, 144A	3.250	(cc)	07/25/58		29,091	30,000,090
Series 2018-06, Class A1A, 144A	3.750	(cc)	03/25/58		2,849	2,952,091

						961,707,083

Small Business Loan 0.0%
Small Business Administration Participation Certificates,
Series 2001-20A, Class 1	6.290		01/01/21		9	9,025
Series 2003-20I, Class 1	5.130		09/01/23		10	10,237

						19,262

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Student Loans 1.9%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.223	%(c)	01/25/41		1,690	$1,696,677
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	—	(p)	02/25/43		82,210	93,565,368
Series 2018-C, Class A, 144A	—	(p)	08/25/43		90,315	92,984,364
Series 2018-D, Class A, 144A	—	(p)	11/25/43		106,245	110,399,120
Series 2019-A, Class R, 144A	—	(p)	10/25/48		169,004	11,906,792
Park Avenue Funding Trust, Series 2019-02, Class PT, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.644	(c)	11/27/20		8,081	8,080,483
SLM Student Loan Trust, Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550% (Cap N/A, Floor 0.000%)	0.148	(c)	07/25/39	EUR	78,400	84,689,855
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	—	(p)	12/15/45		246,505	255,261,100
Series 2019-D, Class 1PT, 144A	2.460	(cc)	01/16/46		246,999	255,155,209

						913,738,968

TOTAL ASSET-BACKED SECURITIES (cost $11,381,067,476)						11,312,830,880

BANK LOANS 1.0%

Chemicals 0.1%
Avantor, Inc. (United Kingdom), Initial B-2 Euro Term Loan, 1 Month EURIBOR + 3.250%	3.250	(c)	11/21/24	EUR	3,513	3,959,692
Starfruit Finco BV (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	5.190	(c)	10/01/25		7,951	7,747,417
Initial Euro Term Loan, 3 Month EURIBOR + 3.750%	3.750	(c)	10/01/25	EUR	16,400	18,239,486

						29,946,595

See Notes to Financial Statements.

PGIM Total Return Bond Fund	33

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Computers 0.1%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.305	%(c)	09/29/25		10,631	$10,666,684
Term B USD Loan, 1 Month LIBOR + 3.750%	5.555	(c)	09/30/24		20,536	20,515,328

						31,182,012

Entertainment 0.0%
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	4.536	(c)	08/14/24		4,744	4,684,666

Foods 0.1%
Sigma Bidco BV (Netherlands), Facility B-4 Loan, 1 Month GBP LIBOR + 4.000%	4.714	(c)	07/02/25	GBP	43,800	55,176,081

Healthcare-Products 0.0%
Ceva Sante Animale SA (United Kingdom), Term Loan, 3 Month EURIBOR + 4.750%	4.750	(c)	04/13/26	EUR	25,150	28,129,933

Household Products/Wares 0.0%
Diamond BC BV,
Initial Euro Term Loan, 1 - 3 Month EURIBOR + 3.250%	3.250	(c)	09/06/24	EUR	13,090	13,796,565
Initial USD Term Loan, 2 - 3 Month LIBOR + 3.000%	4.895	(c)	09/06/24		2,693	2,507,994

						16,304,559

Leisure Time 0.1%
HNVR Holdco Ltd. (United Kingdom), Facility C, 6 Month EURIBOR + 4.500%	4.500	(c)	09/12/25	EUR	22,575	25,177,897
Kiwi VFS SUB II Sarl (Luxembourg), Facility B-1 Loan, 3 Month GBP LIBOR + 3.825%	4.643	(c)	07/29/24	GBP	10,775	13,945,770
Richmond UK Bidco Ltd. (United Kingdom), Facility B, 1 Month GBP LIBOR + 4.250%	4.963	(c)	03/03/24	GBP	3,174	3,963,512

						43,087,179

Pharmaceuticals 0.0%
Nidda Healthcare Holding AG (Germany), Facility C GBP, 3 Month GBP LIBOR + 4.500%	5.264	(c)	08/21/24	GBP	17,000	22,057,659

See Notes to Financial Statements.

34

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Retail 0.5%
BBD Bidco Ltd. (United Kingdom), Term Loan	—	%(p)	09/30/26		26,650	$34,664,927
CD&R Dock Bidco Ltd. (United Kingdom),
Facility B, 1 Month GBP LIBOR + 5.000%	5.709	(c)	03/13/26	GBP	7,900	10,331,330
Initial Facility Loan, 1 Month GBP LIBOR + 8.750%	9.459	(c)	03/15/27	GBP	10,100	12,739,605
EG America LLC (United Kingdom), Second Lien Facility (USD), 3 Month LIBOR + 8.000%	10.104	(c)	04/20/26		11,686	11,043,719
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 1 - 3 Month EURIBOR + 7.750%^	8.750	(c)	04/20/26	EUR	11,744	12,967,004
Term B, 3 Month GBP LIBOR + 4.750%	5.508	(c)	02/06/25	GBP	13,224	16,394,088
Term B-1, 3 Month EURIBOR + 4.000%	4.000	(c)	02/07/25	EUR	29,379	31,605,480
Stonegate Pub Co. Ltd., Term Loan^	—	(p)	10/31/27		81,850	103,903,909

						233,650,062

Telecommunications 0.1%
Sprint Communications, Inc.,
2018 Incremental Term Loan, 1 Month LIBOR + 3.000%	4.813	(c)	02/02/24		4,987	4,958,345
Initial Term Loan, 1 Month LIBOR + 2.500%	4.313	(c)	02/02/24		4,801	4,743,124
West Corp., Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.857	(c)	10/10/24		32,650	27,180,942

						36,882,411

TOTAL BANK LOANS (cost $511,481,780)						501,101,157

COMMERCIAL MORTGAGE-BACKED SECURITIES 13.8%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100	(cc)	05/15/35		39,245	38,054,381
Series 2018-20TS, Class H, 144A	3.100	(cc)	05/15/35		40,253	38,332,440
Assurant Commercial Mortgage Trust, Series 2016-01A, Class B, 144A	4.362	(cc)	05/15/49		7,683	8,256,614
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903		07/15/49		5,200	5,367,994
BANK,
Series 2017-BNK05, Class A4	3.131		06/15/60		92,900	97,829,404
Series 2017-BNK06, Class A4	3.254		07/15/60		70,950	75,309,494

See Notes to Financial Statements.

PGIM Total Return Bond Fund	35

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BANK, (cont’d.)
Series 2017-BNK08, Class A3	3.229%		11/15/50	53,695	$56,930,569
Series 2018-BNK11, Class A2	3.784		03/15/61	60,775	67,014,107
Series 2019-BN18, Class A3	3.325		05/15/62	57,000	61,016,807
Series 2019-BN20, Class A2	2.758		09/15/61	60,000	61,522,344
Series 2019-BN21, Class A2	2.300		10/17/52	9,516	9,538,218
Series 2019-BN21, Class A3	2.458		10/17/52	9,000	9,027,556
Series 2019-BN21, Class XB, IO	0.483	(cc)	10/17/52	206,158	7,002,775
Series 2019-BN22, Class A3	2.726		11/15/62	41,000	41,914,517
Barclays Commercial Mortgage Trust, Series 2019-C03, Class A3	3.319		05/15/52	50,000	53,319,530
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966		08/10/33	31,000	33,566,313
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A	2.937		08/14/36	17,450	17,870,255
Series 2016-ETC, Class B, 144A	3.189		08/14/36	6,970	7,052,305
Series 2016-ETC, Class C, 144A	3.391		08/14/36	5,770	5,838,933
Series 2016-ETC, Class D, 144A	3.609	(cc)	08/14/36	21,720	21,941,127
Series 2016-ETC, Class E, 144A	3.609	(cc)	08/14/36	13,900	13,162,976
Series 2018-CHRS, Class D, 144A	4.267	(cc)	08/05/38	19,295	20,448,876
BBCMS Trust, Series 2019-CLP, Class D, 144A, 1 Month LIBOR + 1.728% (Cap N/A, Floor 1.728%)	3.649	(c)	12/15/31	25,932	25,803,902
Benchmark, Series 2018-B04, Class A4	3.858		07/15/51	40,000	44,229,428
Benchmark Mortgage Trust,
Series 2018-B02, Class A4	3.615		02/15/51	15,000	16,303,154
Series 2019-B10, Class A3	3.455		03/15/62	48,000	51,983,093
Series 2019-B11, Class A4	3.281		05/15/52	61,825	66,087,352
Series 2019-B12, Class A4	2.859		08/15/52	81,000	83,870,267
Series 2019-B13, Class A3	2.701		08/15/57	68,700	70,148,217
BX Commercial Mortgage Trust,
Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	3.964	(c)	11/15/35	2,069	2,078,290
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.000	(c)	10/15/36	54,470	54,539,199
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	4.300	(c)	10/15/36	66,500	66,605,190
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283	(cc)	11/15/50	37,610	39,716,058
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459		08/10/49	13,000	13,116,216
Series 2017-CD04, Class A3	3.248		05/10/50	60,000	63,461,898
Series 2017-CD05, Class A3	3.171		08/15/50	79,475	83,763,082

See Notes to Financial Statements.

36

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CD Mortgage Trust, (cont’d.)
Series 2017-CD06, Class A4	3.190%		11/13/50	121,000	$127,755,152
Series 2018-CD07, Class A3	4.013		08/15/51	27,250	30,510,953
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075		01/15/39	14,250	15,797,598
Series 2019-FAX, Class B, 144A	4.362		01/15/39	21,052	23,551,925
CG-CCRE Commercial Mortgage Trust, Series 2014-FL02, Class A, 144A, 1 Month LIBOR + 1.854% (Cap N/A, Floor 1.854%)	3.768	(c)	11/15/31	1,902	1,898,006
CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197		08/15/50	105,000	110,850,694
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3	3.372		10/10/47	10,000	10,570,292
Series 2015-GC35, Class A4	3.818		11/10/48	36,255	39,354,023
Series 2015-P01, Class XB, IO	0.053	(cc)	09/15/48	58,898	159,737
Series 2016-GC37, Class A4	3.314		04/10/49	7,150	7,571,053
Series 2016-P06, Class A4	3.458		12/10/49	40,000	42,825,392
Series 2017-C04, Class A3	3.209		10/12/50	90,000	95,158,944
Series 2017-P07, Class A3	3.442		04/14/50	32,600	34,885,035
Series 2017-P08, Class A3	3.203		09/15/50	43,825	46,215,641
Series 2018-C06, Class A4	4.412		11/10/51	12,000	13,814,468
Series 2019-GC41, Class A4	2.620		08/10/56	120,000	121,791,840
Series 2019-SMRT, Class D, 144A	4.745	(cc)	01/10/36	11,000	11,714,012
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.778	(cc)	11/10/31	40,376	40,799,738
Series 2016-CLNE, Class C, 144A	2.778	(cc)	11/10/31	15,000	14,998,437
Commercial Mortgage Trust,
Series 2013-LC06, Class XA, IO	1.346	(cc)	01/10/46	38,392	1,352,187
Series 2014-UBS03, Class A3	3.546		06/10/47	11,872	12,490,491
Series 2014-UBS04, Class A4	3.420		08/10/47	10,300	10,788,586
Series 2014-UBS05, Class A4	3.838		09/10/47	48,200	51,484,541
Series 2014-UBS06, Class A4	3.378		12/10/47	14,500	15,197,553
Series 2015-CR26, Class A4	3.630		10/10/48	8,380	8,982,726
Series 2015-CR27, Class A4	3.612		10/10/48	48,000	51,451,853
Series 2015-LC21, Class A4	3.708		07/10/48	2,490	2,675,058
Series 2015-PC01, Class A5	3.902		07/10/50	22,200	23,951,038
Series 2016-COR01, Class A3	2.826		10/10/49	43,000	44,140,768
Series 2016-CR28, Class A4	3.762		02/10/49	24,141	26,102,522
Series 2016-DC02, Class A5	3.765		02/10/49	15,610	16,848,433
Series 2017-COR02, Class A2	3.239		09/10/50	116,925	123,390,602
Series 2018-COR03, Class A2	3.961		05/10/51	75,000	82,962,225
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.064	(c)	05/15/36	96,600	96,963,313

See Notes to Financial Statements.

PGIM Total Return Bond Fund	37

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse Mortgage Capital LLC, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	67,190	$71,807,142
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795	(cc)	12/15/49	13,245	14,367,046
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4	3.718		08/15/48	44,389	47,558,567
Series 2015-C03, Class XB, IO	0.250	(cc)	08/15/48	86,961	1,078,134
Series 2016-C07, Class A4	3.210		11/15/49	6,500	6,781,894
Series 2018-CX11, Class A3	4.095		04/15/51	24,784	26,832,023
Series 2018-CX11, Class A4	3.766		04/15/51	25,600	27,894,771
Series 2019-C16, Class A2	3.067		06/15/52	38,000	39,659,487
Series 2019-C17, Class A4	2.763		09/15/52	37,150	37,903,146
DBJPM Mortgage Trust,
Series 2016-C03, Class A4	2.632		08/10/49	57,450	58,571,993
Series 2017-C06, Class A4	3.071		06/10/50	61,475	64,340,116
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808	(cc)	12/10/36	23,405	24,521,851
Series 2016-85T, Class E, 144A	3.808	(cc)	12/10/36	22,177	22,175,574
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555	(cc)	09/10/35	30,650	32,247,579
Fannie Mae-Aces, Series 2015-M08, Class AB2	2.829	(cc)	01/25/25	4,829	5,042,930
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0006, Class AX1, IO	0.880	(cc)	01/25/20	118,741	2,422
Series K0007, Class X1, IO	1.030	(cc)	04/25/20	12,648	22,063
Series K0008, Class X1, IO	1.480	(cc)	06/25/20	133,630	731,637
Series K0009, Class X1, IO	1.260	(cc)	08/25/20	2,932	21,052
Series K0014, Class X1, IO	1.149	(cc)	04/25/21	11,280	157,425
Series K0015, Class X1, IO	1.571	(cc)	07/25/21	1,271	29,334
Series K0019, Class X1, IO	1.601	(cc)	03/25/22	115,894	3,779,327
Series K0020, Class X1, IO	1.393	(cc)	05/25/22	44,404	1,327,081
Series K0021, Class X1, IO	1.428	(cc)	06/25/22	204,770	6,589,904
Series K0024, Class X1, IO	0.826	(cc)	09/25/22	106,664	2,199,894
Series K0025, Class X1, IO	0.823	(cc)	10/25/22	27,647	594,011
Series K0026, Class X1, IO	0.982	(cc)	11/25/22	168,251	4,206,240
Series K0027, Class X1, IO	0.763	(cc)	01/25/23	249,705	5,153,591
Series K0038, Class X1, IO	1.151	(cc)	03/25/24	147,999	6,184,007
Series K0043, Class X1, IO	0.538	(cc)	12/25/24	75,200	1,836,083
Series K0044, Class X1, IO	0.741	(cc)	01/25/25	435,845	13,848,289
Series K0052, Class X1, IO	0.662	(cc)	11/25/25	303,262	10,257,299
Series K0053, Class X1, IO	0.888	(cc)	12/25/25	137,542	6,461,042
Series K0055, Class X1, IO	1.365	(cc)	03/25/26	277,324	20,559,846
Series K0058, Class XAM, IO	0.815	(cc)	08/25/26	59,334	3,063,581

See Notes to Financial Statements.

38

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K0069, Class X1, IO	0.365	%(cc)	09/25/27	554,667	$14,816,367
Series K0087, Class X1, IO	0.363	(cc)	12/25/28	424,182	13,194,227
Series K0088, Class X1, IO	0.507	(cc)	01/25/29	537,741	23,240,671
Series K0090, Class X1, IO	0.705	(cc)	02/25/29	461,283	27,305,310
Series K0091, Class X1, IO	0.559	(cc)	03/25/29	562,738	26,670,325
Series K0092, Class XAM, IO	0.979	(cc)	04/25/29	53,046	4,362,333
Series K0093, Class X1, IO	0.952	(cc)	05/25/29	410,459	31,789,993
Series K0095, Class X1, IO	0.949	(cc)	06/25/29	409,874	31,053,581
Series K0096, Class X1, IO	1.257	(cc)	07/25/29	239,270	22,173,078
Series K0096, Class XAM, IO	1.522	(cc)	07/25/29	56,489	6,770,190
Series K0097, Class X1, IO	1.090	(cc)	07/25/29	530,275	48,288,579
Series K0718, Class X1, IO	0.608	(cc)	01/25/22	266,935	3,053,733
Series K0726, Class X1, IO	0.880	(cc)	04/25/24	154,052	4,863,714
Series K0735, Class X1, IO	0.965	(cc)	05/25/26	277,035	15,400,862
Series K1513, Class X1, IO	0.999	(cc)	08/25/34	339,171	31,001,631
Series KAIV, Class X1, IO	1.247	(cc)	06/25/21	1,854	26,331
Series Q001, Class XA, IO	2.234	(cc)	02/25/32	28,773	3,898,564
Series Q002, Class XA, IO	1.120	(cc)	07/25/33	36,042	2,555,218
FREMF Mortgage Trust,
Series 2013-K27, Class X2A, IO, 144A	0.100		01/25/46	1,246,346	3,278,015
Series 2013-K32, Class X2A, IO, 144A	0.100		10/25/46	1,127,284	3,427,619
GS Mortgage Securities Corp., Series 2018-GS10, Class A4	3.890		07/10/51	55,725	61,753,475
GS Mortgage Securities Trust,
Series 2013-GC16, Class XA, IO	1.036	(cc)	11/10/46	24,632	873,953
Series 2014-GC22, Class XB, IO	0.300	(cc)	06/10/47	37,110	587,288
Series 2014-GC24, Class A5	3.931		09/10/47	1,000	1,076,939
Series 2015-GC32, Class XB, IO	0.010	(cc)	07/10/48	60,188	29,631
Series 2015-GS01, Class A2	3.470		11/10/48	25,950	27,596,808
Series 2017-GS05, Class A3	3.409		03/10/50	46,400	49,521,133
Series 2017-GS06, Class A2	3.164		05/10/50	70,600	74,298,247
Series 2017-GS07, Class A3	3.167		08/10/50	114,260	119,684,356
Series 2017-GS08, Class A3	3.205		11/10/50	100,000	105,302,600
Series 2019-GC39, Class A3	3.307		05/10/52	80,000	85,386,392
Series 2019-GC40, Class A3	2.904		07/10/52	50,000	51,899,390
Series 2019-GSA01, Class A2	2.613		11/10/52	16,000	16,124,859
Series 2019-GSA01, Class A3	2.794		11/10/52	42,000	42,871,332
Houston Galleria Mall Trust, Series 2015-HGLR, Class XCP, IO, 144A	0.195	(cc)	03/05/23	525,000	4,040,715
IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478		06/15/34	7,630	8,013,823
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996		07/10/35	15,550	16,536,240

See Notes to Financial Statements.

PGIM Total Return Bond Fund	39

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4	3.493%		08/15/47	9,504	$9,963,239
Series 2014-C23, Class XA, IO	0.663	(cc)	09/15/47	58,475	1,415,540
Series 2014-C24, Class A3	3.098		11/15/47	8,040	8,074,185
Series 2014-C25, Class A4A1	3.408		11/15/47	7,800	8,236,892
Series 2014-C26, Class A3	3.231		01/15/48	11,650	12,192,141
Series 2015-C28, Class A4	3.227		10/15/48	35,300	37,023,773
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195		09/15/50	70,600	74,451,315
Series 2019-COR04, Class A3	3.763		03/10/52	31,250	34,021,759
Series 2019-COR04, Class A4	3.758		03/10/52	31,675	34,820,882
Series 2019-COR05, Class A3	3.123		06/13/52	38,600	40,663,957
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2	2.882		12/15/49	53,000	54,879,921
Series 2017-C05, Class A4	3.414		03/15/50	36,250	38,557,729
Series 2017-C07, Class A4	3.147		10/15/50	90,000	94,809,690
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A1	3.472		07/15/47	4,050	4,121,285
Series 2016-JP02, Class A3	2.559		08/15/49	40,000	40,595,420
Series 2016-JP03, Class A4	2.627		08/15/49	32,250	32,867,213
LSTAR Commercial Mortgage Trust, Series 2017-05, Class A4, 144A	3.390		03/10/50	8,500	8,837,831
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A	1.443	(cc)	08/15/45	41,531	1,306,925
Series 2013-C07, Class A3	2.655		02/15/46	5,680	5,771,663
Series 2013-C08, Class A3	2.863		12/15/48	3,061	3,127,128
Series 2013-C09, Class A3	2.834		05/15/46	5,226	5,348,165
Series 2015-C24, Class A3	3.479		05/15/48	8,425	8,953,847
Series 2015-C24, Class A4	3.732		05/15/48	20,554	22,152,273
Series 2015-C24, Class XA, IO	0.766	(cc)	05/15/48	163,309	5,750,577
Series 2015-C25, Class A5	3.635		10/15/48	32,300	34,676,485
Series 2016-C30, Class A5	2.860		09/15/49	37,200	38,370,639
Series 2016-C31, Class A4	2.840		11/15/49	42,000	43,305,482
Series 2016-C31, Class A5	3.102		11/15/49	11,509	12,052,344
Series 2017-C34, Class A3	3.276		11/15/52	20,000	21,250,320
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540		12/15/48	15,000	16,010,472
Series 2015-UBS08, Class A4	3.809		12/15/48	3,900	4,224,255
Series 2017-H01, Class A4	3.259		06/15/50	56,175	59,399,951
Series 2018-H03, Class A4	3.914		07/15/51	36,000	39,942,914
Series 2018-H04, Class A3	4.043		12/15/51	49,000	54,981,925
Series 2018-H04, Class A4	4.310		12/15/51	14,120	16,161,657
Series 2019-H06, Class A3	3.158		06/15/52	47,750	50,344,014
Series 2019-H07, Class A3	3.005		07/15/52	72,600	75,641,788

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, (cont’d.)
Series 2019-L02, Class A3	3.806%		03/15/52	41,900	$46,325,859
Olympic Tower Mortgage Trust, Series 2017-OT, Class C, 144A	3.945	(cc)	05/10/39	21,000	22,478,562
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class A, 144A	3.021		09/15/39	35,000	35,927,941
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126		07/05/36	21,955	22,551,770
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225		08/15/50	98,815	103,782,657
Series 2017-C03, Class A3	3.167		08/15/50	78,800	82,743,491
Series 2017-C05, Class A4	3.212		11/15/50	32,275	33,983,926
Series 2017-C06, Class A4	3.320		12/15/50	50,000	53,063,115
Series 2018-C10, Class A3	4.048		05/15/51	69,500	77,650,870
Series 2018-C11, Class A4	3.977		06/15/51	40,000	44,423,544
Series 2018-C15, Class A3	4.075		12/15/51	48,100	53,988,287
Series 2019-C16, Class A3	3.344		04/15/52	31,500	33,604,118
Series 2019-C16, Class XB, IO	0.860	(cc)	04/15/52	96,253	7,432,926
Series 2019-C17, Class A3	2.669		10/15/52	80,675	81,264,097
Series 2019-C17, Class ASB	2.866		10/15/52	21,050	21,703,283
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3	2.920		03/10/46	7,608	7,772,565
Series 2013-C05, Class XA, IO, 144A	0.953	(cc)	03/10/46	13,594	348,557
Series 2013-C05, Class XB, IO, 144A	0.426	(cc)	03/10/46	96,528	1,416,838
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC016, Class A4	3.548		08/15/50	5,910	6,218,149
Series 2015-LC20, Class A4	2.925		04/15/50	7,160	7,389,797
Series 2015-NXS02, Class A4	3.498		07/15/58	13,700	14,547,322
Series 2016-C34, Class XB, IO	0.939	(cc)	06/15/49	36,018	2,101,960
Series 2016-C35, Class A3	2.674		07/15/48	60,000	61,023,690
Series 2016-C35, Class XB, IO	0.936	(cc)	07/15/48	55,952	3,266,707
Series 2016-C36, Class A3	2.807		11/15/59	53,000	54,520,946
Series 2016-NXS06, Class A3	2.642		11/15/49	37,500	38,188,005
Series 2017-C38, Class A4	3.190		07/15/50	80,000	84,326,672
Series 2017-C39, Class A4	3.157		09/15/50	115,000	120,965,314
Series 2017-C40, Class A3	3.317		10/15/50	45,680	48,540,399
Series 2018-C43, Class A4	4.012	(cc)	03/15/51	1,000	1,109,109
Series 2018-C44, Class A4	3.948		05/15/51	70,885	78,517,408
Series 2018-C45, Class A3	3.920		06/15/51	49,000	54,218,221
Series 2018-C47, Class A3	4.175		09/15/61	46,000	51,831,829
Series 2019-C50, Class A4	3.466		05/15/52	35,300	37,910,964
Series 2019-C52, Class A4	2.643		08/15/52	86,325	87,246,217

See Notes to Financial Statements.

PGIM Total Return Bond Fund	41

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2019-C53, Class A3	2.787%	10/15/52	35,000	$35,734,115

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,639,408,195)				6,914,026,446

CORPORATE BONDS 34.7%

Advertising 0.0%
National CineMedia LLC, Sr. Unsec’d. Notes(a)	5.750	08/15/26	3,400	3,323,500

Aerospace & Defense 0.7%
Boeing Co. (The),
Sr. Unsec’d. Notes	3.200	03/01/29	15,385	16,108,921
Sr. Unsec’d. Notes	3.600	05/01/34	42,375	46,030,038
Sr. Unsec’d. Notes	3.750	02/01/50	2,850	3,043,642
Sr. Unsec’d. Notes	3.900	05/01/49	10,220	11,112,420
Sr. Unsec’d. Notes	3.950	08/01/59	13,770	14,998,731
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	62,300	60,392,063
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25	46,680	44,637,750
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	55,956	52,878,420
Embraer Netherlands Finance BV (Brazil), Gtd. Notes(a)	5.050	06/15/25	2,700	2,959,902
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832	04/27/25	2,700	2,898,247
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900	03/01/25	5,164	5,394,593
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes	3.200	03/15/24	25,000	26,093,815
Sr. Unsec’d. Notes(a)	3.500	03/15/27	21,445	22,939,570
Spirit AeroSystems, Inc., Gtd. Notes	3.850	06/15/26	6,000	6,156,808
United Technologies Corp.,
Sr. Unsec’d. Notes(a)	2.800	05/04/24	7,561	7,795,596
Sr. Unsec’d. Notes	4.125	11/16/28	21,550	24,460,412

				347,900,928

Agriculture 0.3%
Altria Group, Inc.,
Gtd. Notes	2.850	08/09/22	8,241	8,362,197
Gtd. Notes(a)	3.490	02/14/22	17,114	17,583,552

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom),
Gtd. Notes(a)	2.789%	09/06/24	37,430		$37,244,508
Gtd. Notes	3.222	08/15/24	27,775		28,216,233
Gtd. Notes(a)	3.557	08/15/27	25,000		25,192,500
Gtd. Notes	4.390	08/15/37	3,115		3,052,323
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	4.000	06/12/22	7,255		7,564,153
Gtd. Notes(a)	4.450	06/12/25	21,668		23,256,417
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	11,650		11,184,000

					161,655,883

Airlines 0.4%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	4,534		4,801,214
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.950	07/15/24	5,150		5,402,407
American Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	3.700	04/01/28	2,252		2,380,750
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	9,489		9,850,276
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600	03/22/29	10,449		11,041,490
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	—	(r)	530
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23	324		342,934
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	07/12/22	191		195,661
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.150	10/11/25	2,006		2,122,279

See Notes to Financial Statements.

PGIM Total Return Bond Fund	43

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000%		04/29/26		682	$721,458
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821		02/10/24		1,168	1,279,822
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750		06/17/21		314	316,539
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750		11/07/21		671	677,994
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625		03/15/22		107,488	110,241,010
United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.450		06/01/29		9,507	9,963,675
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875		04/07/30		14,782	15,040,029
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.500		09/01/31		11,800	12,320,355
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700		11/01/33		9,940	9,964,850
US Airways 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.625		12/03/26		1,546	1,670,005

						198,333,278

Apparel 0.1%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500		06/15/24	EUR	7,175	8,842,517
Michael Kors USA, Inc., Gtd. Notes, 144A(a)	4.000		11/01/24		10,000	10,277,386
PVH Corp.,
Sr. Unsec’d. Notes, 144A	3.125		12/15/27	EUR	12,625	15,649,426
Sr. Unsec’d. Notes, 144A	3.625		07/15/24	EUR	24,525	30,596,548

						65,365,877

Auto Manufacturers 1.0%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.411	(c)	04/12/21		11,995	12,013,592
Gtd. Notes, 144A	3.100		04/12/21		16,005	16,281,064

See Notes to Financial Statements.

44

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.350%		05/04/21	10,540	$10,742,322
Ford Holdings LLC, Gtd. Notes	9.375		03/01/20	3,300	3,358,335
Ford Motor Co., Sr. Unsec’d. Notes	6.375		02/01/29	2,595	2,771,838
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.459		03/27/20	16,095	16,095,887
Sr. Unsec’d. Notes	3.096		05/04/23	12,090	11,933,875
Sr. Unsec’d. Notes	3.219		01/09/22	12,975	12,994,543
Sr. Unsec’d. Notes	3.336		03/18/21	21,363	21,486,131
Sr. Unsec’d. Notes	3.350		11/01/22	30,975	31,069,702
Sr. Unsec’d. Notes	3.810		01/09/24	5,000	5,001,306
Sr. Unsec’d. Notes	3.813		10/12/21	2,000	2,036,181
Sr. Unsec’d. Notes(a)	4.375		08/06/23	13,975	14,379,368
Sr. Unsec’d. Notes	5.085		01/07/21	5,500	5,647,690
Sr. Unsec’d. Notes	5.596		01/07/22	20,000	21,081,177
Sr. Unsec’d. Notes, GMTN(a)	4.389		01/08/26	225	224,555
General Motors Co.,
Sr. Unsec’d. Notes	4.000		04/01/25	5,560	5,736,617
Sr. Unsec’d. Notes	4.875		10/02/23	3,725	4,002,058
Sr. Unsec’d. Notes	6.250		10/02/43	2,785	3,081,030
Sr. Unsec’d. Notes(a)	6.600		04/01/36	4,470	5,186,563
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	2.862	(c)	04/09/21	11,990	11,998,393
Gtd. Notes	3.150		01/15/20	7,490	7,500,126
Gtd. Notes	3.450		04/10/22	27,425	27,957,659
Gtd. Notes	3.550		04/09/21	9,070	9,209,431
Gtd. Notes	3.700		05/09/23	21,265	21,838,888
Gtd. Notes	3.850		01/05/28	20,453	20,463,063
Gtd. Notes	4.000		10/06/26	7,785	7,945,342
Gtd. Notes	4.350		01/17/27	23,775	24,519,812
Gtd. Notes	5.250		03/01/26	2,450	2,657,957
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.150		02/26/20	12,370	12,361,435
Navistar International Corp., Gtd. Notes, 144A(a)	6.625		11/01/25	8,834	9,010,680
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	2.600	(cc)	10/24/25	143,376	149,555,806

					510,142,426

See Notes to Financial Statements.

PGIM Total Return Bond Fund	45

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment 0.2%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	3.500%		08/15/24		EUR	9,692	$9,079,537
Gtd. Notes, 144A	4.875		08/15/26			6,200	4,867,000
Adient US LLC, Sr. Sec’d. Notes, 144A(a)	7.000		05/15/26			15,025	15,813,813
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250		03/15/26			6,325	6,008,750
Gtd. Notes(a)	6.500		04/01/27			46,345	43,911,888
Gtd. Notes(a)	6.625		10/15/22			5,000	5,025,000
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625		11/15/26			1,000	850,000
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750		04/15/25			5,513	5,705,955
Lear Corp., Sr. Unsec’d. Notes	5.250		01/15/25			2,100	2,165,352
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	3.625		06/15/24			4,285	4,505,674
Sr. Unsec’d. Notes	4.150		10/01/25			3,900	4,224,372
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500		04/29/22			681	698,306

							102,855,647

Banks 9.1%
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250		04/01/23			2,532	2,665,436
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes, 144A	5.875		04/25/21			12,023	12,143,230
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.121	(c)	04/12/23			3,400	3,409,784
Sr. Unsec’d. Notes	3.125		02/23/23			7,600	7,760,467
Sr. Unsec’d. Notes	3.500		04/11/22			6,600	6,795,281
Sr. Unsec’d. Notes	3.848		04/12/23			5,200	5,435,343
Bank of America Corp.,
Jr. Sub. Notes, Series DD	6.300	(ff)	—	(rr)		49,750	56,567,740
Jr. Sub. Notes, Series FF	5.875	(ff)	—	(rr)		31,720	34,874,554
Jr. Sub. Notes, Series JJ	5.125	(ff)	—	(rr)		4,865	5,126,494
Sr. Unsec’d. Notes	2.738	(ff)	01/23/22			23,770	23,958,160
Sr. Unsec’d. Notes	3.004	(ff)	12/20/23			3,493	3,572,945
Sr. Unsec’d. Notes	3.366	(ff)	01/23/26			36,535	38,236,327
Sr. Unsec’d. Notes	3.419	(ff)	12/20/28			30,155	31,593,773
Sr. Unsec’d. Notes, GMTN	2.625		04/19/21			3,560	3,598,284

See Notes to Financial Statements.

46

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, GMTN	3.593	%(ff)	07/21/28		79,940	$84,747,795
Sr. Unsec’d. Notes, MTN	3.194	(ff)	07/23/30		30,315	31,251,943
Sr. Unsec’d. Notes, MTN	3.499	(ff)	05/17/22		42,510	43,407,307
Sr. Unsec’d. Notes, MTN(a)	3.824	(ff)	01/20/28		15,420	16,605,466
Sr. Unsec’d. Notes, MTN	3.974	(ff)	02/07/30		53,635	58,535,429
Sr. Unsec’d. Notes, MTN	4.000		04/01/24		2,055	2,208,899
Sr. Unsec’d. Notes, MTN	4.125		01/22/24		16,890	18,173,107
Sr. Unsec’d. Notes, MTN(a)	4.271	(ff)	07/23/29		1,030	1,144,451
Sr. Unsec’d. Notes, MTN	4.330	(ff)	03/15/50		104,325	123,825,694
Sub. Notes, MTN	4.000		01/22/25		44,250	47,242,031
Sub. Notes, MTN	4.200		08/26/24		5,580	6,012,618
Sub. Notes, MTN	4.450		03/03/26		45,890	50,300,083
Sub. Notes, Series L, MTN	3.950		04/21/25		19,960	21,276,440
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	2.900		03/26/22		33,840	34,532,774
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F	4.625	(ff)	—	(rr)	17,715	18,352,917
Sr. Unsec’d. Notes, MTN	2.200		08/16/23		19,930	20,047,056
Sr. Unsec’d. Notes, MTN	2.950		01/29/23		4,360	4,500,270
Sr. Unsec’d. Notes, Series G, MTN(a)	3.000		02/24/25		9,393	9,843,635
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650		03/16/25		32,165	33,278,618
Sr. Unsec’d. Notes(a)	3.684		01/10/23		12,425	12,708,776
Sr. Unsec’d. Notes	3.932	(ff)	05/07/25		71,450	74,535,909
Sr. Unsec’d. Notes	4.610	(ff)	02/15/23		64,345	67,216,793
Sr. Unsec’d. Notes, MTN(a)	4.972	(ff)	05/16/29		18,800	21,178,126
Sub. Notes(a)	5.088	(ff)	06/20/30		40,160	43,645,980
BB&T Corp.,
Jr. Sub. Notes	4.800	(ff)	—	(rr)	54,930	56,001,135
Sr. Unsec’d. Notes, MTN	2.450		01/15/20		12,210	12,217,421
BBVA Bancomer SA (Mexico), Sub. Notes(a)	6.500		03/10/21		577	605,856
BNG Bank NV (Netherlands), Sr. Unsec’d. Notes, EMTN	0.500		03/29/21		1,500	1,469,636
BNP Paribas SA (France),
Gtd. Notes, MTN(a)	3.250		03/03/23		9,010	9,420,420
Sr. Unsec’d. Notes, 144A	3.375		01/09/25		59,970	62,240,591
Sr. Unsec’d. Notes, 144A	4.400		08/14/28		20,035	22,312,967
Sr. Unsec’d. Notes, 144A, MTN	2.950		05/23/22		1,435	1,462,829
Sr. Unsec’d. Notes, 144A, MTN	3.500		03/01/23		12,520	12,998,384
Sub. Notes, 144A, MTN	4.375		05/12/26		8,755	9,382,370

See Notes to Financial Statements.

PGIM Total Return Bond Fund	47

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
BPCE SA (France),
Gtd. Notes, 144A, MTN	3.000%		05/22/22		4,005	$4,072,811
Sr. Unsec’d. Notes, 144A, MTN	3.250		01/11/28		20,350	21,271,122
Sr. Unsec’d. Notes, 144A, MTN	3.500		10/23/27		4,330	4,503,099
Sub. Notes, 144A, MTN	4.500		03/15/25		4,015	4,309,688
Sub. Notes, 144A, MTN	4.625		07/11/24		3,460	3,720,833
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850		04/01/21		9,550	9,675,691
Capital One NA, Sr. Unsec’d. Notes(a)	2.950		07/23/21		8,385	8,514,249
CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN	6.800		01/17/23		1,800	2,012,828
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950	(ff)	—	(rr)	51,035	52,157,770
Jr. Sub. Notes, Series R	6.125	(ff)	—	(rr)	6,590	6,807,800
Jr. Sub. Notes, Series T	6.250	(ff)	—	(rr)	9,660	10,891,650
Jr. Sub. Notes, Series U	5.000	(ff)	—	(rr)	40,750	42,176,250
Sr. Unsec’d. Notes	2.750		04/25/22		3,065	3,111,661
Sr. Unsec’d. Notes	2.876	(ff)	07/24/23		7,800	7,928,567
Sr. Unsec’d. Notes	3.200		10/21/26		47,585	49,437,928
Sr. Unsec’d. Notes	3.400		05/01/26		20,000	21,000,217
Sr. Unsec’d. Notes	3.520	(ff)	10/27/28		27,530	29,010,612
Sr. Unsec’d. Notes	3.668	(ff)	07/24/28		12,612	13,354,592
Sr. Unsec’d. Notes	3.700		01/12/26		21,150	22,507,890
Sr. Unsec’d. Notes	3.887	(ff)	01/10/28		1,700	1,829,715
Sr. Unsec’d. Notes(a)	4.044	(ff)	06/01/24		4,520	4,787,485
Sr. Unsec’d. Notes	8.125		07/15/39		985	1,617,211
Sub. Notes	4.300		11/20/26		1,175	1,273,997
Sub. Notes	4.400		06/10/25		22,755	24,669,054
Sub. Notes	4.450		09/29/27		36,150	39,800,624
Sub. Notes(a)	4.750		05/18/46		42,640	50,283,541
Citizens Bank NA, Sr. Unsec’d. Notes	2.250		03/02/20		5,770	5,773,588
Corp. Financiera de Desarrollo SA (Peru),
Sr. Unsec’d. Notes	4.750		02/08/22		6,000	6,267,000
Sr. Unsec’d. Notes, 144A	4.750		02/08/22		8,176	8,539,832
Credit Agricole SA (France), Jr. Sub. Notes	7.875	(ff)	—	(rr)	1,000	1,127,416
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625		09/09/24		6,450	6,859,099
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	3.869	(ff)	01/12/29		8,734	9,332,451

See Notes to Financial Statements.

48

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Credit Suisse Group AG (Switzerland), (cont’d.)
Sr. Unsec’d. Notes, 144A	4.282%		01/09/28		3,541	$3,848,593
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes	3.750		03/26/25		3,590	3,788,864
Gtd. Notes	3.800		09/15/22		1,930	2,011,499
Gtd. Notes	3.800		06/09/23		23,170	24,274,991
Gtd. Notes	4.550		04/17/26		4,315	4,769,096
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	3.244	(ff)	12/20/25		22,650	22,991,993
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.150		01/22/21		4,950	4,970,240
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	3.192	(c)	02/04/21		18,675	18,615,575
Sr. Unsec’d. Notes(a)	3.950		02/27/23		9,250	9,464,606
Sr. Unsec’d. Notes	4.250		02/04/21		26,360	26,879,308
Sr. Unsec’d. Notes, GMTN	3.375		05/12/21		2,160	2,182,372
Sr. Unsec’d. Notes, Series D	5.000		02/14/22		79,400	82,860,595
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125		09/06/23		13,200	13,735,361
Gov’t. Gtd. Notes, EMTN, 3 Month LIBOR + 0.240%	2.176	(c)	01/28/20		500	500,205
Gov’t. Gtd. Notes, EMTN	2.750		09/16/25		6,500	6,762,248
Sr. Unsec’d. Notes, EMTN	2.235		04/28/22		1,000	997,125
Sr. Unsec’d. Notes, EMTN	2.868		09/05/23		10,000	10,181,220
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes	1.875		01/29/20		22,067	22,065,187
Gov’t. Liquid Gtd. Notes	2.250		02/18/20		6,005	6,010,661
Gov’t. Liquid Gtd. Notes, 144A(a)	1.625		10/16/24		5,250	5,188,407
Gov’t. Liquid Gtd. Notes, 144A	2.250		02/18/20		5,750	5,755,420
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250		09/26/23		16,750	17,628,973
Gov’t. Liquid Gtd. Notes, EMTN	1.125		06/15/22	GBP	8,000	10,415,928
Gov’t. Liquid Gtd. Notes, EMTN	2.125		02/12/25	GBP	90,700	123,695,435
Discover Bank,
Sr. Unsec’d. Notes	3.450		07/27/26		6,775	7,030,927
Sr. Unsec’d. Notes	4.200		08/08/23		9,280	9,906,444
Sr. Unsec’d. Notes	4.250		03/13/26		675	729,649
Sub. Notes	7.000		04/15/20		6,980	7,128,112
First Abu Dhabi Bank PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	3.000		03/30/22		3,600	3,657,888
Goldman Sachs Bank USA, Sr. Unsec’d. Notes	3.200		06/05/20		11,260	11,347,305

See Notes to Financial Statements.

PGIM Total Return Bond Fund	49

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375	%(ff)	—	(rr)	17,210	$17,460,750
Jr. Sub. Notes, Series O	5.300	(ff)	—	(rr)	40,010	42,838,707
Jr. Sub. Notes, Series P	5.000	(ff)	—	(rr)	5,000	4,960,000
Sr. Unsec’d. Notes	3.272	(ff)	09/29/25		25,500	26,365,714
Sr. Unsec’d. Notes	3.500		01/23/25		24,570	25,683,692
Sr. Unsec’d. Notes(a)	3.500		11/16/26		19,290	20,114,101
Sr. Unsec’d. Notes(a)	3.625		02/20/24		5,120	5,379,529
Sr. Unsec’d. Notes	3.750		02/25/26		31,653	33,673,836
Sr. Unsec’d. Notes	3.814	(ff)	04/23/29		20,450	21,723,603
Sr. Unsec’d. Notes	3.850		01/26/27		56,150	59,842,517
Sr. Unsec’d. Notes	5.750		01/24/22		16,755	18,056,402
Sr. Unsec’d. Notes, EMTN	2.000		11/26/22		11,100	10,987,030
Sr. Unsec’d. Notes, EMTN	2.500		05/31/24		89,168	92,240,246
Sr. Unsec’d. Notes, MTN	2.905	(ff)	07/24/23		45,270	46,004,456
Sr. Unsec’d. Notes, Series D, MTN	6.000		06/15/20		7,855	8,048,765
Sub. Notes	5.150		05/22/45		12,425	14,916,000
Sub. Notes	6.750		10/01/37		276	374,908
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, EMTN	2.400	(ff)	09/28/24		10,000	9,698,981
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.724	(c)	05/18/21		16,615	16,631,449
Sr. Unsec’d. Notes	4.292	(ff)	09/12/26		1,625	1,757,061
Sr. Unsec’d. Notes	4.300		03/08/26		4,175	4,552,005
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%	4.342	(c)	03/08/21		230	235,462
Sr. Unsec’d. Notes	4.583	(ff)	06/19/29		41,115	45,976,202
Sr. Unsec’d. Notes	4.875		01/14/22		450	476,362
Sub. Notes(a)	4.250		03/14/24		5,560	5,904,989
ICICI Bank Ltd. (India), Sr. Unsec’d. Notes, EMTN	3.250		09/09/22		2,200	2,220,502
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550		04/09/24		2,400	2,514,444
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC(a)	4.625	(ff)	—	(rr)	30,100	29,922,410
Jr. Sub. Notes, Series FF	5.000	(ff)	—	(rr)	29,225	30,346,656
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.406	(c)	—	(rr)	2,878	2,895,268
Jr. Sub. Notes, Series S	6.750	(ff)	—	(rr)	29,650	33,210,076
Jr. Sub. Notes, Series Z	5.300	(ff)	—	(rr)	21,720	22,045,800
Sr. Unsec’d. Notes	2.550		03/01/21		2,567	2,588,297
Sr. Unsec’d. Notes	2.739	(ff)	10/15/30		100,695	100,434,766
Sr. Unsec’d. Notes(a)	2.950		10/01/26		19,630	20,252,861
Sr. Unsec’d. Notes	3.125		01/23/25		20,770	21,585,749

See Notes to Financial Statements.

50

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes(a)	3.200%		01/25/23		8,265	$8,568,855
Sr. Unsec’d. Notes	3.200		06/15/26		17,100	17,890,559
Sr. Unsec’d. Notes	3.250		09/23/22		8,770	9,075,008
Sr. Unsec’d. Notes	3.300		04/01/26		30,910	32,537,376
Sr. Unsec’d. Notes	3.509	(ff)	01/23/29		61,905	65,450,863
Sr. Unsec’d. Notes(a)	3.702	(ff)	05/06/30		95,445	102,672,864
Sr. Unsec’d. Notes	3.782	(ff)	02/01/28		6,133	6,595,430
Sr. Unsec’d. Notes	3.964	(ff)	11/15/48		7,285	8,198,532
Sr. Unsec’d. Notes	4.005	(ff)	04/23/29		52,470	57,456,644
Sr. Unsec’d. Notes	4.250		10/15/20		5,160	5,272,072
Sr. Unsec’d. Notes	4.260	(ff)	02/22/48		19,366	22,575,067
Sr. Unsec’d. Notes(a)	4.350		08/15/21		2,240	2,335,974
Sr. Unsec’d. Notes	4.500		01/24/22		3,350	3,534,040
Sr. Unsec’d. Notes	4.625		05/10/21		1,915	1,993,068
Sub. Notes	3.375		05/01/23		2,775	2,890,624
Sub. Notes(a)	3.875		09/10/24		18,900	20,198,218
KeyBank NA/Cleveland OH, Sr. Unsec’d. Notes	2.500		12/15/19		5,750	5,753,105
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100		03/24/21		560	583,032
Lloyds Bank PLC (United Kingdom),
Gtd. Notes	3.300		05/07/21		14,600	14,864,521
Gtd. Notes, 144A, MTN	5.800		01/13/20		6,330	6,376,617
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750		01/11/27		16,715	17,679,680
Sr. Unsec’d. Notes	3.900		03/12/24		6,047	6,390,221
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900		02/06/25		22,525	23,290,124
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Gov’t. Gtd. Notes	6.250		10/21/20		14,470	15,000,470
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623		07/18/22		51,600	52,236,064
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.170		09/11/27		10,000	10,373,108
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	5.611	(c)	—	(rr)	52,385	52,699,310
Jr. Sub. Notes, Series J(a)	5.550	(ff)	—	(rr)	4,810	4,879,745
Sr. Unsec’d. Notes	5.750		01/25/21		2,920	3,052,365
Sr. Unsec’d. Notes, GMTN	2.750		05/19/22		10,000	10,151,542
Sr. Unsec’d. Notes, GMTN	3.700		10/23/24		5,000	5,316,530

See Notes to Financial Statements.

PGIM Total Return Bond Fund	51

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	18,090	$19,014,106
Sr. Unsec’d. Notes, GMTN	3.772	(ff)	01/24/29	50,115	53,630,032
Sr. Unsec’d. Notes, GMTN	3.875		01/27/26	18,405	19,866,305
Sr. Unsec’d. Notes, GMTN	4.431	(ff)	01/23/30	23,645	26,541,374
Sr. Unsec’d. Notes, GMTN	5.500		07/28/21	10,485	11,097,102
Sr. Unsec’d. Notes, MTN	2.625		11/17/21	16,890	17,080,345
Sr. Unsec’d. Notes, MTN	3.125		07/27/26	49,095	50,902,911
Sr. Unsec’d. Notes, MTN(a)	3.591	(ff)	07/22/28	44,390	46,920,032
Sr. Unsec’d. Notes, MTN	3.971	(ff)	07/22/38	12,045	13,179,216
Sub. Notes, GMTN	4.350		09/08/26	15,545	16,938,433
Sub. Notes, MTN	3.950		04/23/27	16,340	17,383,086
People’s United Bank NA, Sub. Notes	4.000		07/15/24	500	523,203
PNC Bank NA,
Sr. Unsec’d. Notes	2.625		02/17/22	14,615	14,843,488
Sr. Unsec’d. Notes	2.950		02/23/25	12,890	13,370,813
Sub. Notes	2.950		01/30/23	10,835	11,108,303
Sub. Notes(a)	4.200		11/01/25	1,450	1,599,471
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	2.854		11/09/22	1,600	1,638,934
Sr. Unsec’d. Notes	3.450		04/23/29	34,950	37,725,358
Sub. Notes	3.900		04/29/24	2,715	2,912,185
Rheinland-Pfalz Bank (Germany), Sub. Notes	6.875		02/23/28	7,600	9,390,336
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	3.200		04/30/21	12,870	13,121,731
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.875		09/12/23	26,670	27,810,739
Sr. Unsec’d. Notes(a)	4.445	(ff)	05/08/30	61,300	67,365,175
Sr. Unsec’d. Notes	4.519	(ff)	06/25/24	25,400	26,990,869
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.875		10/16/20	430	431,830
Sr. Unsec’d. Notes	2.875		08/05/21	8,090	8,159,865
Sr. Unsec’d. Notes	3.373	(ff)	01/05/24	38,105	38,911,856
Sr. Unsec’d. Notes	3.571		01/10/23	15,400	15,737,299
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375		03/16/20	21,490	21,516,782
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.875		03/28/24	80,045	84,051,590

See Notes to Financial Statements.

52

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
State Bank of India (India), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%	2.993	%(c)	04/06/20		3,872	$3,877,291
State Street Corp., Jr. Sub. Notes, Series F	5.250	(ff)	—	(rr)	13,075	13,395,861
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%(a)	2.352	(c)	01/17/20		47,240	47,284,075
Certificate of Deposit, 3 Month LIBOR + 0.350%	2.351	(c)	07/12/21		50,000	50,016,448
Gtd. Notes(a)	3.000		01/18/23		5,125	5,251,686
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	2.442		10/19/21		9,390	9,461,602
SunTrust Bank, Sr. Unsec’d. Notes	2.750		05/01/23		3,675	3,747,179
U.S. Bancorp, Jr. Sub. Notes, Series J	5.300	(ff)	—	(rr)	10,605	11,414,162
UBS Group AG (Switzerland),
Gtd. Notes, 144A	2.859	(ff)	08/15/23		30,355	30,793,644
Gtd. Notes, 144A	3.491		05/23/23		24,420	25,169,420
Gtd. Notes, 144A	4.125		09/24/25		26,385	28,756,224
Sr. Unsec’d. Notes, 144A	3.126	(ff)	08/13/30		14,130	14,469,995
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125		04/15/26		2,440	2,667,449
Wells Fargo & Co.,
Sr. Unsec’d. Notes	2.500		03/04/21		6,960	7,007,650
Sr. Unsec’d. Notes, MTN	3.000		02/19/25		8,280	8,515,607

						4,565,844,328

Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.700		02/01/36		25,475	29,348,756
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	8.000		11/15/39		1,880	2,955,418
Gtd. Notes	8.200		01/15/39		450	716,857
Keurig Dr. Pepper, Inc., Gtd. Notes	3.551		05/25/21		28,355	29,009,049

						62,030,080

See Notes to Financial Statements.

PGIM Total Return Bond Fund	53

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology 0.2%
Celgene Corp.,
Sr. Unsec’d. Notes(a)	3.250%	08/15/22	7,529	$7,767,041
Sr. Unsec’d. Notes	3.450	11/15/27	27,975	29,907,148
Sr. Unsec’d. Notes	4.350	11/15/47	16,595	19,363,521
Sr. Unsec’d. Notes(a)	4.550	02/20/48	23,158	28,148,194
Sr. Unsec’d. Notes	4.625	05/15/44	5,340	6,443,173
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800	04/01/44	1,945	2,313,583

				93,942,660

Building Materials 0.1%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	7.750	04/16/26	3,000	3,236,280
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(a)	8.000	04/15/26	4,975	4,892,315
Griffon Corp., Gtd. Notes	5.250	03/01/22	2,704	2,717,520
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	07/02/24	2,300	2,479,378
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	3,315	3,344,948
Sr. Unsec’d. Notes(a)	4.300	07/15/47	22,500	20,748,789
Sr. Unsec’d. Notes	4.400	01/30/48	4,370	4,081,965
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,825	1,893,438
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	14,420	15,010,066

				58,404,699

Chemicals 0.9%
Alpek SAB de CV (Mexico), Gtd. Notes	4.500	11/20/22	4,200	4,367,958
Ashland LLC, Gtd. Notes	6.875	05/15/43	10,850	12,369,000
Braskem Finance Ltd. (Brazil), Gtd. Notes(a)	5.375	05/02/22	4,630	4,896,271
CF Industries, Inc.,
Gtd. Notes(a)	4.950	06/01/43	3,565	3,569,456
Gtd. Notes	5.375	03/15/44	6,640	6,806,000
Gtd. Notes	7.125	05/01/20	92	94,210
Sr. Sec’d. Notes, 144A(a)	3.400	12/01/21	22,000	22,369,095

See Notes to Financial Statements.

54

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Chemours Co. (The),
Gtd. Notes	4.000%	05/15/26	EUR	28,870	$28,996,549
Gtd. Notes(a)	7.000	05/15/25		4,000	3,860,000
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	1.750	06/14/22	EUR	14,350	16,475,761
Gtd. Notes	3.500	07/19/22		4,400	4,467,462
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.000	11/15/22		3,675	3,762,675
Sr. Unsec’d. Notes	4.125	11/15/21		5,320	5,513,573
Sr. Unsec’d. Notes(a)	4.625	10/01/44		1,460	1,566,289
Sr. Unsec’d. Notes	5.250	11/15/41		6,010	6,970,636
Sr. Unsec’d. Notes	9.400	05/15/39		330	542,948
Sr. Unsec’d. Notes, 144A	3.625	05/15/26		6,090	6,388,385
Sr. Unsec’d. Notes, 144A	4.800	05/15/49		12,755	14,173,504
Sr. Unsec’d. Notes, 144A	5.550	11/30/48		1,639	2,002,708
DuPont de Nemours, Inc., Sr. Unsec’d. Notes(a)	3.766	11/15/20		15,755	16,041,808
Eastman Chemical Co.,
Sr. Unsec’d. Notes(a)	2.700	01/15/20		3,128	3,130,353
Sr. Unsec’d. Notes	3.800	03/15/25		9,781	10,240,233
Ecolab, Inc., Sr. Unsec’d. Notes	2.250	01/12/20		5,125	5,126,997
FMC Corp., Sr. Unsec’d. Notes	4.500	10/01/49		3,615	3,847,643
LYB International Finance BV, Gtd. Notes(a)	4.875	03/15/44		8,000	8,823,191
LYB International Finance III LLC, Gtd. Notes	4.200	10/15/49		32,050	32,056,989
LyondellBasell Industries NV,
Sr. Unsec’d. Notes	4.625	02/26/55		8,860	9,151,236
Sr. Unsec’d. Notes	5.750	04/15/24		4,000	4,517,619
Sr. Unsec’d. Notes	6.000	11/15/21		9,954	10,626,644
Monitchem HoldCo 2 SA (Luxembourg), Gtd. Notes, 144A	9.500	09/15/26	EUR	3,700	4,085,344
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.450	11/15/33		1,040	1,193,226
Sr. Unsec’d. Notes(a)	5.625	11/15/43		3,455	3,960,373
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24		2,589	2,627,835
Sr. Unsec’d. Notes, 144A	5.000	05/01/25		4,040	4,060,200
Sr. Unsec’d. Notes, 144A	5.250	06/01/27		6,725	6,909,938

See Notes to Financial Statements.

PGIM Total Return Bond Fund	55

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125%		03/15/35		1,900	$1,985,197
Sr. Unsec’d. Notes	4.900		06/01/43		3,370	3,754,121
Sr. Unsec’d. Notes	5.000		04/01/49		9,334	11,017,593
Sr. Unsec’d. Notes	5.250		01/15/45		11,059	13,035,803
Sr. Unsec’d. Notes	6.125		01/15/41		1,730	2,147,890
OCI NV (Netherlands), Sr. Sec’d. Notes	5.000		04/15/23	EUR	12,175	14,142,297
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500		11/14/22		13,900	14,317,000
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875		03/27/24		41,980	45,274,320
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	2.950		08/15/29		25,150	25,375,344
Sr. Unsec’d. Notes	3.450		08/01/25		1,240	1,310,922
Sr. Unsec’d. Notes	3.450		06/01/27		8,035	8,467,320
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands),
Sr. Unsec’d. Notes(a)	6.500		10/01/26	EUR	22,308	25,097,813
Sr. Unsec’d. Notes, 144A(a)	8.000		10/01/26		2,500	2,487,500
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500		08/01/24		7,375	7,817,500
Union Carbide Corp., Sr. Unsec’d. Notes	7.500		06/01/25		850	1,031,244

						452,853,973

Commercial Services 0.9%
California Institute of Technology, Sr. Unsec’d. Notes	4.700		11/01/2111		1,130	1,463,170
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	2.293		04/23/21		4,470	4,465,172
Sr. Unsec’d. Notes	2.849		03/03/22		19,000	19,215,748
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.850%	2.989	(c)	09/14/21		1,000	1,006,280
Cintas Corp. No. 2,
Gtd. Notes(a)	2.900		04/01/22		8,105	8,276,130
Gtd. Notes	3.700		04/01/27		6,325	6,916,840
Cleveland Clinic Foundation (The), Unsec’d. Notes(a)	4.858		01/01/2114		4,000	5,164,713
DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	6.850		07/02/37		2,000	2,626,932

See Notes to Financial Statements.

56

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Equifax, Inc., Sr. Unsec’d. Notes	3.950%	06/15/23		13,305	$14,019,820
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23		27,400	27,830,980
Gtd. Notes, 144A	3.300	12/01/26		10,390	10,782,259
Gtd. Notes, 144A	3.800	11/01/25		17,535	18,761,852
Gtd. Notes, 144A	4.200	11/01/46		7,890	8,442,017
Gtd. Notes, 144A	4.500	02/15/45		3,720	4,129,744
Gtd. Notes, 144A	6.700	06/01/34		2,355	3,202,590
Gtd. Notes, 144A	7.000	10/15/37		4,090	5,796,945
Leland Stanford Junior University (The), Unsec’d. Notes	3.647	05/01/48		7,250	8,283,074
Loxam SAS (France),
Sr. Sub. Notes	4.500	04/15/27	EUR	8,300	8,539,573
Sr. Sub. Notes(a)	5.750	07/15/27	EUR	15,600	16,781,027
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116		9,025	10,434,928
Unsec’d. Notes	4.678	07/01/2114		3,000	4,072,788
Unsec’d. Notes(a)	5.600	07/01/2111		942	1,533,178
President & Fellows of Harvard College,
Unsec’d. Notes(a)	3.150	07/15/46		9,930	10,584,614
Unsec’d. Notes(a)	3.300	07/15/56		3,840	4,179,332
Unsec’d. Notes	3.619	10/01/37		4,010	4,427,691
Refinitiv US Holdings, Inc.,
Sr. Sec’d. Notes	4.500	05/15/26	EUR	89,975	108,653,007
Sr. Unsec’d. Notes	6.875	11/15/26	EUR	18,945	23,884,246
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119		1,065	1,164,340
United Rentals North America, Inc.,
Gtd. Notes(a)	4.875	01/15/28		67,105	69,285,912
Gtd. Notes	5.250	01/15/30		16,000	16,820,000
Gtd. Notes(a)	5.500	05/15/27		3,410	3,595,419
Gtd. Notes	5.875	09/15/26		10,260	10,888,425
University of Southern California, Unsec’d. Notes, Series 2017(a)	3.841	10/01/47		9,375	11,231,163

					456,459,909

Computers 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes(a)	3.750	11/13/47		48,610	54,740,238
Sr. Unsec’d. Notes	4.650	02/23/46		2,025	2,535,657

See Notes to Financial Statements.

PGIM Total Return Bond Fund	57

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875%		06/15/21		6,642	$6,744,154
EMC Corp., Sr. Unsec’d. Notes	2.650		06/01/20		6,650	6,650,000
Everi Payments, Inc., Gtd. Notes, 144A	7.500		12/15/25		4,475	4,715,531

						75,385,580

Diversified Financial Services 0.8%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa (Italy), Sr. Unsec’d. Notes	1.375		07/20/22	EUR	6,000	6,804,088
Aircraft Finance Co. Ltd. (China), Sr. Sec’d. Notes, Series B	4.100		03/29/26		4,400	4,554,000
ALEX Alpha LLC, Gov’t. Gtd. Notes	1.617		08/15/24		2,174	2,161,591
Ally Financial, Inc., Gtd. Notes	8.000		03/15/20		2,892	2,944,981
American Express Co., Sr. Unsec’d. Notes	3.375		05/17/21		21,395	21,850,850
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500		01/15/23		17,000	18,344,700
CDP Financial, Inc. (Canada),
Gtd. Notes	3.150		07/24/24		7,472	7,933,477
Gtd. Notes	5.600		11/25/39		1,200	1,696,334
Gtd. Notes, 144A	3.150		07/24/24		13,090	13,898,450
Gtd. Notes, 144A	4.400		11/25/19		12,110	12,127,596
Gtd. Notes, 144A	5.600		11/25/39		545	770,418
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	3.450		02/13/26		8,855	9,422,551
Citigroup Global Markets Holdings, Inc., Sr. Unsec’d. Notes, EMTN	2.500	(cc)	06/12/24		42,866	44,334,332
Credit Suisse International (United Kingdom),
Sub. Notes, Series B^	2.122	(s)	12/15/20		17,135	16,920,739
Sub. Notes, Series E^	2.109	(s)	12/15/20		7,749	7,653,487
Sub. Notes, Series F^	2.612	(s)	12/15/21		20,083	19,347,644
Discover Financial Services, Sr. Unsec’d. Notes	3.750		03/04/25		14,835	15,748,740
Eole Finance SPC (France), Gtd. Notes	2.341		02/24/24		22,679	22,755,916

See Notes to Financial Statements.

58

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes	2.342%		11/15/20		11,273	$11,265,833
Gtd. Notes	4.418		11/15/35		14,942	15,741,675
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500		01/20/43		1,425	1,678,812
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	6.875		12/31/19	(d)	745	9,685
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	9.125		07/15/26		21,950	24,035,250
Navient Solutions LLC, Sr. Unsec’d. Notes	2.797	(s)	10/03/22		9,993	9,417,646
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.125		09/19/22		15,500	15,664,658
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500		02/15/24		7,460	8,201,524
Penta Aircraft Leasing LLC, Gov’t. Gtd. Notes	1.691		04/29/25		2,517	2,499,312
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.933	(s)	06/02/25		7,367	6,814,642
Postal Square LP,
Gov’t. Gtd. Notes	6.500		06/15/22		4,413	4,609,341
Gov’t. Gtd. Notes	8.950		06/15/22		8,207	9,005,757
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes	7.390		12/02/24		3,000	3,719,855
Private Export Funding Corp.,
Gov’t. Gtd. Notes, Series GG	2.450		07/15/24		270	277,427
Gov’t. Gtd. Notes, Series KK	3.550		01/15/24		2,564	2,748,198
Gov’t. Gtd. Notes, Series LL	2.250		03/15/20		3,880	3,886,892
Gov’t. Gtd. Notes, Series NN	3.250		06/15/25		3,595	3,869,820
Sr. Unsec’d. Notes, 144A	2.650		02/16/21		7,645	7,738,457
Synchrony Financial, Sr. Unsec’d. Notes	2.700		02/03/20		16,094	16,107,720
Waha Aerospace BV (United Arab Emirates), Gov’t. Gtd. Notes	3.925		07/28/20		168	168,450

						376,730,848

Electric 2.7%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes(a)	3.100		12/01/26		1,300	1,359,369
Sr. Unsec’d. Notes	3.750		12/01/47		5,595	6,151,550

See Notes to Financial Statements.

PGIM Total Return Bond Fund	59

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
AEP Transmission Co. LLC, (cont’d.)
Sr. Unsec’d. Notes	3.800%	06/15/49	7,345	$8,142,592
Alabama Power Co., Sr. Unsec’d. Notes, Series B	3.700	12/01/47	18,040	19,364,967
American Electric Power Co., Inc., Sr. Unsec’d. Notes, Series F	2.950	12/15/22	1,600	1,635,098
Appalachian Power Co., Sr. Unsec’d. Notes	3.400	06/01/25	15,645	16,393,973
Avangrid, Inc., Sr. Unsec’d. Notes(a)	3.800	06/01/29	22,140	23,849,076
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/22	3,648	3,644,955
Calpine Corp.,
Sr. Unsec’d. Notes(a)	5.500	02/01/24	2,295	2,300,738
Sr. Unsec’d. Notes(a)	5.750	01/15/25	123,185	126,264,625
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48	6,685	7,741,541
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.950	03/01/30	26,025	26,116,429
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500	04/01/28	4,415	4,642,305
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	2,906,488
First Mortgage	4.000	03/01/48	4,510	5,197,288
First Mortgage	4.350	11/15/45	2,780	3,322,443
First Mortgage	6.450	01/15/38	690	996,066
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	8,287,014
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	2,920	3,306,485
Dominion Energy, Inc.,
Jr. Sub. Notes	2.579	07/01/20	20,000	20,059,410
Jr. Sub. Notes	2.715	08/15/21	19,335	19,517,911
Jr. Sub. Notes	4.104	04/01/21	33,540	34,430,911
Sr. Unsec’d. Notes	3.900	10/01/25	3,855	4,152,141
Sr. Unsec’d. Notes(a)	4.250	06/01/28	6,200	6,925,395
Sr. Unsec’d. Notes, Series D(a)	2.850	08/15/26	5,685	5,785,774
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	47,340	48,067,238
Duke Energy Carolinas LLC,
First Mortgage	2.500	03/15/23	11,945	12,182,873
First Mortgage	3.750	06/01/45	3,045	3,335,280
First Mortgage	3.950	03/15/48	6,745	7,655,475

See Notes to Financial Statements.

60

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Duke Energy Carolinas LLC, (cont’d.)
First Mortgage	4.000%	09/30/42	1,025	$1,141,658
First Mortgage	4.250	12/15/41	6,000	6,923,367
Duke Energy Corp., Sr. Unsec’d. Notes(a)	2.650	09/01/26	12,725	12,876,211
Duke Energy Progress LLC, First Mortgage	4.100	03/15/43	2,410	2,726,663
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	750	942,986
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.350	10/13/20	28,225	28,323,550
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	10,060	10,566,082
Gtd. Notes	4.750	06/15/46	12,470	14,625,656
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750	04/06/23	5,570	5,615,626
Gtd. Notes, 144A	3.500	04/06/28	32,040	33,002,121
Gtd. Notes, 144A	3.625	05/25/27	10,020	10,461,235
Gtd. Notes, 144A	4.875	06/14/29	2,035	2,329,127
Entergy Arkansas LLC, First Mortgage	3.050	06/01/23	1,200	1,237,643
Entergy Corp., Sr. Unsec’d. Notes	4.000	07/15/22	37,970	39,722,361
Entergy Louisiana LLC, Collateral Trust	3.120	09/01/27	12,955	13,605,405
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN(a)	6.350	08/10/28	16,930	17,907,843
Sr. Unsec’d. Notes	5.750	01/26/21	20,780	20,914,239
Sr. Unsec’d. Notes	7.125	02/11/25	13,000	13,362,180
Sr. Unsec’d. Notes, 144A	5.750	01/26/21	61,200	61,595,352
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	21,602	22,203,832
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23	2,800	2,872,290
Eversource Energy, Sr. Unsec’d. Notes, Series H	3.150	01/15/25	5,370	5,585,611
Exelon Corp., Jr. Sub. Notes	3.497	06/01/22	28,185	29,005,655
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes	2.950	01/15/20	21,135	21,147,645
Sr. Unsec’d. Notes	6.250	10/01/39	11,700	14,610,430
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C(a)	4.850	07/15/47	3,870	4,612,746
Sr. Unsec’d. Notes, Series C	7.375	11/15/31	2,310	3,286,219

See Notes to Financial Statements.

PGIM Total Return Bond Fund	61

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	1,175	$1,492,561
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	11,267,403
First Mortgage	3.950	03/01/48	8,380	9,736,128
Fortis, Inc. (Canada), Sr. Unsec’d. Notes(a)	3.055	10/04/26	25,625	26,397,579
Georgia Power Co., Sr. Unsec’d. Notes, Series 10-C	4.750	09/01/40	1,050	1,214,544
Gulf Power Co., Sr. Unsec’d. Notes, Series A	3.300	05/30/27	9,415	10,013,026
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes	8.250	04/15/26	20	27,135
Gov’t. Gtd. Notes	8.500	12/01/29	10	15,456
Gov’t. Gtd. Notes	8.625	06/15/29	130	194,802
Gov’t. Gtd. Notes	9.400	02/01/21	110	119,881
Gov’t. Gtd. Notes	9.400	02/01/21	25	27,229
Gov’t. Gtd. Notes, MTN	8.400	03/28/25	1,667	2,192,652
Gov’t. Gtd. Notes, MTN	8.910	11/18/24	565	745,576
Gov’t. Gtd. Notes, MTN	9.500	04/30/27	170	250,206
Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	506	690,141
Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27	4,670	6,529,223
Gov’t. Gtd. Notes, Series HE	8.625	06/15/29	6,659	10,014,400
Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	4,625	7,175,544
Gov’t. Gtd. Notes, Series HK	9.375	04/15/30	2,400	3,879,881
Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30	665	1,108,693
Gov’t. Gtd. Notes, Series HY	8.400	01/15/22	3,956	4,499,203
Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	1,940	2,461,376
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	15	18,724
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Series J	3.200	03/15/23	475	491,915
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	3.250	12/01/24	7,850	8,241,968
Sr. Unsec’d. Notes	4.100	09/26/28	3,260	3,618,934
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	5.000	11/12/24	6,500	7,146,750
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	30,810	33,426,077
John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42	1,378	1,646,266
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes	4.750	07/13/21	1,000	1,040,630

See Notes to Financial Statements.

62

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), (cont’d.)
Sr. Unsec’d. Notes, 144A	4.750%		07/13/21	2,125	$2,211,339
Sr. Unsec’d. Notes, 144A, MTN	3.000		09/19/22	2,000	2,038,358
Louisville Gas & Electric Co., First Mortgage	4.250		04/01/49	15,000	17,682,430
Nevada Power Co., Sec’d. Notes	5.375		09/15/40	500	622,409
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.900		04/01/22	25,835	26,364,030
Gtd. Notes	4.800	(ff)	12/01/77	12,235	12,593,485
NRG Energy, Inc.,
Gtd. Notes(a)	6.625		01/15/27	5,275	5,716,781
Gtd. Notes, 144A(a)	5.250		06/15/29	6,100	6,542,250
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950		04/01/25	5,995	6,229,218
PacifiCorp, First Mortgage	3.350		07/01/25	9,960	10,448,752
PECO Energy Co., First Mortgage	4.800		10/15/43	6,449	7,991,828
PPL Electric Utilities Corp., First Mortgage(a)	4.150		06/15/48	8,855	10,392,167
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150		04/01/22	4,000	4,086,255
PSEG Power LLC, Gtd. Notes(a)	3.000		06/15/21	24,545	24,855,779
Public Service Co. of Colorado, First Mortgage	4.100		06/15/48	2,945	3,428,511
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650		09/01/42	1,990	2,155,619
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.650		11/15/22	22,110	22,483,371
Puget Sound Energy, Inc.,
First Mortgage	4.223		06/15/48	11,280	13,196,573
Sr. Sec’d. Notes	4.434		11/15/41	2,550	2,947,249
Rochester Gas & Electric Corp., First Mortgage, 144A	3.100		06/01/27	17,545	18,316,874
San Diego Gas & Electric Co.,
First Mortgage	5.350		05/15/40	9,512	11,556,019
First Mortgage, Series RRR	3.750		06/01/47	1,665	1,729,096
Sempra Energy,
Sr. Unsec’d. Notes	2.400		03/15/20	9,090	9,095,905
Sr. Unsec’d. Notes(a)	3.400		02/01/28	28,395	29,021,454

See Notes to Financial Statements.

PGIM Total Return Bond Fund	63

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Sempra Energy, (cont’d.)
Sr. Unsec’d. Notes	3.800%	02/01/38		20,750	$21,089,522
Southern California Edison Co., First Mortgage, Series B	2.400	02/01/22		5,165	5,165,385
Southern Power Co., Sr. Unsec’d. Notes(a)	5.150	09/15/41		725	823,936
State Grid Europe Development 2014 PLC (China), Gtd. Notes, Series A	1.500	01/26/22	EUR	5,600	6,429,978
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN	2.250	05/04/20		24,500	24,498,937
Gtd. Notes, EMTN	2.750	05/04/22		7,750	7,828,771
Tampa Electric Co., Sr. Unsec’d. Notes	4.450	06/15/49		4,755	5,705,195
Union Electric Co., Sr. Sec’d. Notes	2.950	06/15/27		6,045	6,296,874
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		25,670	26,568,450
Sr. Sec’d. Notes, 144A	3.550	07/15/24		4,000	4,097,117

					1,350,832,963

Electronics 0.0%
Jabil, Inc.,
Sr. Unsec’d. Notes	4.700	09/15/22		2,900	3,071,477
Sr. Unsec’d. Notes	5.625	12/15/20		4,700	4,881,560
Sensata Technologies BV, Gtd. Notes, 144A(a)	5.000	10/01/25		11,275	12,151,068

					20,104,105

Engineering & Construction 0.1%
AECOM, Gtd. Notes	5.125	03/15/27		5,000	5,273,500
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		2,275	2,125,683
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		10,000	9,992,000
Sr. Sec’d. Notes, 144A(a)	3.875	04/30/28		9,000	8,995,500
Sr. Sec’d. Notes, 144A	4.250	10/31/26		4,524	4,625,790
Sr. Sec’d. Notes, 144A	5.500	10/31/46		1,425	1,432,125
Sr. Sec’d. Notes, 144A	5.500	07/31/47		15,544	15,531,565

					47,976,163

See Notes to Financial Statements.

64

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment 0.3%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.875%	11/15/26		19,300	$17,587,125
Gtd. Notes(a)	6.125	05/15/27		8,700	7,868,063
Gtd. Notes(a)	6.375	11/15/24	GBP	39,861	49,339,437
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		16,239	16,624,676
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes	6.750	11/01/21	EUR	3,000	2,893,735
Sr. Sec’d. Notes, 144A	7.625	11/01/21		6,325	5,426,850
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A	4.250	02/28/47	GBP	275	360,682
Sec’d. Notes, 144A	4.875	02/28/47	GBP	2,550	3,385,747
International Game Technology PLC, Sr. Sec’d. Notes, 144A(a)	6.250	01/15/27		5,150	5,729,375
Scientific Games International, Inc.,
Gtd. Notes(a)	6.250	09/01/20		1,950	1,952,438
Gtd. Notes(a)	6.625	05/15/21		15,690	15,886,125
Gtd. Notes	10.000	12/01/22		25,479	26,211,521
Gtd. Notes, 144A(a)	8.250	03/15/26		12,125	12,822,187
Sr. Sec’d. Notes, 144A(a)	5.000	10/15/25		150	154,500

					166,242,461

Foods 1.1%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29		17,470	22,787,450
Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes	7.500	07/08/26	GBP	5,910	8,720,789
J.M. Smucker Co. (The), Sr. Unsec’d. Notes	3.000	03/15/22		11,465	11,690,662
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	5.750	06/15/25		18,525	19,242,844
Gtd. Notes, 144A	5.875	07/15/24		4,094	4,221,938
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		12,880	14,329,386
Sr. Unsec’d. Notes, 144A(a)	5.500	01/15/30		6,675	7,192,313
Kraft Heinz Foods Co.,
Gtd. Notes(a)	3.000	06/01/26		22,205	22,128,523
Gtd. Notes	3.375	06/15/21		15,120	15,387,343
Gtd. Notes	4.000	06/15/23		76,740	80,792,037

See Notes to Financial Statements.

PGIM Total Return Bond Fund	65

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
Kraft Heinz Foods Co., (cont’d.)
Gtd. Notes	5.000%		07/15/35		6,940	$7,482,775
Gtd. Notes	6.500		02/09/40		1,910	2,327,710
Gtd. Notes, 144A	4.625		10/01/39		11,930	12,237,894
Gtd. Notes, 144A	4.875		10/01/49		103,461	106,640,639
Kroger Co. (The),
Sr. Unsec’d. Notes	2.950		11/01/21		18,925	19,244,604
Sr. Unsec’d. Notes	3.300		01/15/21		9,215	9,354,663
Sr. Unsec’d. Notes	3.875		10/15/46		5,820	5,526,894
Sr. Unsec’d. Notes(a)	4.450		02/01/47		800	827,017
Mars, Inc.,
Gtd. Notes, 144A(a)	3.875		04/01/39		14,850	16,648,107
Gtd. Notes, 144A	4.200		04/01/59		12,865	14,948,186
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000		10/28/21		28,070	28,083,642
Picard Bondco SA (Luxembourg), Gtd. Notes(a)	5.500		11/30/24	EUR	4,480	4,796,682
Picard Groupe SAS (France),
Sr. Sec’d. Notes, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)(a)	3.000	(c)	11/30/23	EUR	10,000	10,929,940
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000	(c)	11/30/23	EUR	18,775	20,520,962
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875		09/30/27		3,200	3,428,864
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	5.100		09/28/48		37,203	45,848,468
Sr. Unsec’d. Notes	5.150		08/15/44		2,615	3,181,368
Wm Wrigley Jr Co., Sr. Unsec’d. Notes, 144A	3.375		10/21/20		16,067	16,279,635

						534,801,335

Forest Products & Paper 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375		12/01/25		3,697	4,694,311
International Paper Co.,
Sr. Unsec’d. Notes	4.400		08/15/47		3,265	3,387,289
Sr. Unsec’d. Notes	4.800		06/15/44		3,085	3,342,910
Sr. Unsec’d. Notes	5.000		09/15/35		4,350	5,039,825
Sr. Unsec’d. Notes	5.150		05/15/46		2,315	2,629,743
Sr. Unsec’d. Notes	6.000		11/15/41		2,290	2,783,087
Sr. Unsec’d. Notes	7.300		11/15/39		1,320	1,808,879

See Notes to Financial Statements.

66

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Forest Products & Paper (cont’d.)
Inversiones CMPC S.A. Branch (Chile), Gtd. Notes, 144A(a)	4.500%	04/25/22		6,200	$6,425,181

					30,111,225

Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.625	05/20/24		6,340	6,831,350
Sr. Unsec’d. Notes	5.750	05/20/27		16,768	18,360,960
Sr. Unsec’d. Notes(a)	5.875	08/20/26		12,975	14,369,812
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,464,412
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.600	12/15/44		245	291,083
NiSource, Inc.,
Sr. Unsec’d. Notes	4.375	05/15/47		22,690	25,594,267
Sr. Unsec’d. Notes	4.800	02/15/44		3,865	4,532,541
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		15,235	16,376,105
Southern California Gas Co.,
First Mortgage, Series UU	4.125	06/01/48		5,260	5,995,204
First Mortgage, Series VV	4.300	01/15/49		9,350	11,015,078
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		2,700	3,012,981

					107,843,793

Healthcare-Products 0.5%
Abbott Laboratories,
Sr. Unsec’d. Notes	2.900	11/30/21		705	719,281
Sr. Unsec’d. Notes	3.400	11/30/23		3,800	4,007,465
Sr. Unsec’d. Notes	4.900	11/30/46		8,435	10,779,465
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	2.404	06/05/20		2,700	2,706,948
Sr. Unsec’d. Notes	3.363	06/06/24		33,115	34,674,406
Sr. Unsec’d. Notes	3.700	06/06/27		5,673	6,099,290
Sr. Unsec’d. Notes(a)	3.734	12/15/24		3,998	4,272,317
DH Europe Finance II Sarl, Gtd. Notes	1.350	09/18/39	EUR	50,715	54,978,691
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	7,400	9,133,013
Gtd. Notes	2.250	03/07/39	EUR	10,445	13,651,592

See Notes to Financial Statements.

PGIM Total Return Bond Fund	67

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)
Medtronic, Inc., Gtd. Notes(a)	3.500%	03/15/25		5,716	$6,144,569
Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	20,416,668
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes(a)	2.950	09/19/26		6,850	7,120,216
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	25,100	27,159,920
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	16,825	17,847,318
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	43,046,007
Sr. Unsec’d. Notes	2.700	04/01/20		7,750	7,765,570

					270,522,736

Healthcare-Services 1.2%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625	02/15/23		1,000	1,015,000
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	4.272	08/15/48		12,775	15,200,048
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24		13,900	14,574,716
Sr. Unsec’d. Notes	4.500	05/15/42		4,540	4,836,550
Sr. Unsec’d. Notes	6.750	12/15/37		5,365	7,162,410
Anthem, Inc.,
Sr. Unsec’d. Notes(a)	2.875	09/15/29		10,625	10,522,637
Sr. Unsec’d. Notes(a)	3.650	12/01/27		5,020	5,310,213
Sr. Unsec’d. Notes	4.101	03/01/28		8,095	8,802,463
Sr. Unsec’d. Notes	4.650	01/15/43		1,855	2,056,276
Ascension Health,
Sr. Unsec’d. Notes(a)	3.945	11/15/46		5,085	5,876,610
Sr. Unsec’d. Notes, Series B	2.532	11/15/29		29,625	29,763,697
Sr. Unsec’d. Notes, Series B	3.106	11/15/39		4,680	4,726,816
Baylor Scott & White Holdings, Unsec’d. Notes	4.185	11/15/45		5,750	6,745,423
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A(a)	8.125	06/30/24		9,203	6,994,280
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A(a)	4.125	10/15/20		9,725	9,848,092
Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500	07/01/57		4,200	5,137,525

See Notes to Financial Statements.

68

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	8.500%	05/01/26	6,375	$6,271,406
HCA Healthcare, Inc., Sr. Unsec’d. Notes	6.250	02/15/21	6,200	6,494,500
HCA, Inc.,
Gtd. Notes(a)	5.375	02/01/25	28,197	30,981,454
Gtd. Notes(a)	5.375	09/01/26	6,525	7,112,250
Gtd. Notes(a)	5.875	02/01/29	3,975	4,506,656
Sr. Sec’d. Notes	4.750	05/01/23	2,204	2,359,388
Sr. Sec’d. Notes	5.125	06/15/39	1,995	2,182,470
Sr. Sec’d. Notes(a)	5.250	06/15/49	15,505	17,168,689
Humana, Inc., Sr. Unsec’d. Notes	3.950	03/15/27	6,745	7,228,310
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48	10,475	12,359,759
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	15,275	17,935,114
Unsec’d. Notes, Series 2019	3.266	11/01/49	25,996	26,398,980
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.625	02/01/20	1,970	1,972,991
Sr. Unsec’d. Notes	3.200	02/01/22	9,220	9,437,747
Sr. Unsec’d. Notes	3.250	09/01/24	14,680	15,322,204
Sr. Unsec’d. Notes(a)	3.600	09/01/27	10,355	11,003,126
Sr. Unsec’d. Notes	4.625	11/15/20	6,355	6,480,837
Sr. Unsec’d. Notes	4.700	02/01/45	1,075	1,198,630
Mayo Clinic, Unsec’d. Notes, Series 2016	4.128	11/15/52	8,312	9,897,077
MEDNAX, Inc., Gtd. Notes, 144A(a)	6.250	01/15/27	2,325	2,300,355
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52	675	804,794
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.024	08/01/45	4,350	5,006,339
Unsec’d. Notes	4.763	08/01/2116	4,800	5,753,512
Unsec’d. Notes, Series 2019	3.954	08/01/2119	12,470	12,730,413
NYU Langone Hospitals, Sec’d. Notes	4.784	07/01/44	6,375	7,946,450
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series I	3.744	10/01/47	2,900	3,195,940
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.500	03/30/20	9,855	9,864,847
Sr. Unsec’d. Notes	3.450	06/01/26	9,947	10,449,737

See Notes to Financial Statements.

PGIM Total Return Bond Fund	69

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Quest Diagnostics, Inc., (cont’d.) Sr. Unsec’d. Notes	3.500%		03/30/25		8,005	$8,433,592
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350		09/30/24		1,390	1,479,154
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A(a)	6.750		07/01/25		750	686,250
Gtd. Notes, 144A(a)	10.000		04/15/27		11,626	11,771,325
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.500% (Cap N/A, Floor 3.500%)	3.500	(c)	07/01/22	EUR	17,500	19,546,870
Tenet Healthcare Corp.,
Sec’d. Notes, 144A(a)	6.250		02/01/27		9,350	9,875,937
Sr. Sec’d. Notes, 144A	5.125		11/01/27		52,675	54,912,634
Sr. Unsec’d. Notes(a)	7.000		08/01/25		30,148	31,127,810
Sr. Unsec’d. Notes	8.125		04/01/22		9,130	9,883,225
Texas Health Resources,
Sec’d. Notes	4.330		11/15/55		3,450	4,201,202
Sec’d. Notes, Series 2019	3.372		11/15/51		2,250	2,249,146
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.875		08/15/29		17,140	17,644,008
Sr. Unsec’d. Notes	3.375		04/15/27		19,080	20,358,408
Sr. Unsec’d. Notes	4.375		03/15/42		615	703,160
Sr. Unsec’d. Notes	4.625		07/15/35		6,315	7,643,096
Sr. Unsec’d. Notes	4.625		11/15/41		1,725	2,038,141
Sr. Unsec’d. Notes	5.700		10/15/40		185	244,951
Sr. Unsec’d. Notes	5.800		03/15/36		130	172,468
Willis-Knighton Medical Center, Sec’d. Notes, Series 2018	4.813		09/01/48		4,130	5,129,805

						601,037,913

Holding Companies-Diversified 0.0%
CK Hutchison International 17 Ltd. (United Kingdom), Gtd. Notes, 144A	2.875		04/05/22		14,200	14,354,602
Hutchison Whampoa International 11 Ltd. (United Kingdom), Gtd. Notes	4.625		01/13/22		2,233	2,333,225

						16,687,827

See Notes to Financial Statements.

70

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Home Builders 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750%	08/01/25		6,030	$6,060,150
Sr. Unsec’d. Notes, 144A	9.875	04/01/27		7,378	8,226,470
Beazer Homes USA, Inc., Sr. Unsec’d. Notes, 144A(a)	7.250	10/15/29		1,400	1,473,500
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375	05/15/25		6,850	7,089,750
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	6.125	07/01/22		26,405	26,834,081
Gtd. Notes, 144A	6.250	09/15/27		7,200	7,344,000
KB Home, Gtd. Notes	7.000	12/15/21		11,045	11,873,375
Lennar Corp., Gtd. Notes	6.250	12/15/21		12,500	13,187,500
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500	10/01/25		5,000	5,287,500
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25		4,300	4,805,250
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22		10,475	9,918,516
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26		25,727	28,820,672
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27		8,150	9,101,105
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24		2,590	2,793,963
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25		8,704	8,856,320
Gtd. Notes	6.000	09/01/23		3,862	3,997,170
Gtd. Notes(a)	7.000	08/15/22		3,283	3,291,207
Gtd. Notes, 144A	6.625	07/15/27		8,525	8,972,562

					167,933,091

Household Products/Wares 0.3%
Diamond BC BV, Sr. Unsec’d. Notes(a)	5.625	08/15/25	EUR	59,138	60,363,491
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.750	06/26/24		44,410	45,293,985

See Notes to Financial Statements.

PGIM Total Return Bond Fund	71

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Household Products/Wares (cont’d.)
Spectrum Brands, Inc.,
Gtd. Notes(a)	5.750%	07/15/25		1,877	$1,956,773
Gtd. Notes, 144A	4.000	10/01/26	EUR	15,000	17,618,037

					125,232,286

Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200	04/01/26		20,095	21,002,267

Insurance 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	46,400	55,935,454
Sr. Unsec’d. Notes(a)	3.875	01/15/35		500	526,169
Sr. Unsec’d. Notes	3.900	04/01/26		27,135	29,190,656
Sr. Unsec’d. Notes	4.125	02/15/24		280	300,808
Sr. Unsec’d. Notes	4.500	07/16/44		2,649	2,955,401
Sr. Unsec’d. Notes	4.750	04/01/48		4,760	5,605,215
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46		6,475	8,154,770
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43		2,250	2,804,030
Berkshire Hathaway Finance Corp., Gtd. Notes	4.300	05/15/43		4,365	5,137,257
CNA Financial Corp.,
Sr. Unsec’d. Notes(a)	3.900	05/01/29		16,610	18,030,247
Sr. Unsec’d. Notes	3.950	05/15/24		18,435	19,854,129
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	13,289,040
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	542,812
Sr. Unsec’d. Notes	5.950	10/15/36		755	989,203
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,350,982
Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750	03/27/24	EUR	15,700	18,516,288
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A(a)	3.951	10/15/50		24,345	25,128,225
Gtd. Notes, 144A	4.569	02/01/29		1,675	1,892,818
Lincoln National Corp.,
Sr. Unsec’d. Notes(a)	3.050	01/15/30		10,985	11,096,573
Sr. Unsec’d. Notes	6.300	10/09/37		3,930	5,181,277
Sr. Unsec’d. Notes	7.000	06/15/40		6,700	9,626,773

See Notes to Financial Statements.

72

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Markel Corp.,
Sr. Unsec’d. Notes	4.900%		07/01/22		2,750	$2,937,516
Sr. Unsec’d. Notes	5.000		03/30/43		300	330,579
Sr. Unsec’d. Notes	5.000		04/05/46		7,530	8,707,401
Sr. Unsec’d. Notes	5.000		05/20/49		14,057	16,298,844
New York Life Global Funding, Sec’d. Notes, 144A	1.950		02/11/20		13,080	13,085,250
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	3.625		09/30/59		758	781,647
Principal Financial Group, Inc.,
Gtd. Notes	4.300		11/15/46		7,190	8,039,768
Gtd. Notes	4.350		05/15/43		3,100	3,476,403
Gtd. Notes	4.625		09/15/42		275	318,987
Progressive Corp. (The), Jr. Sub. Notes, Series B	5.375	(ff)	—	(rr)	15,110	15,786,324
Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000		07/15/34		525	715,074
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	4.250		12/06/42		5,235	6,007,435
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270		05/15/47		9,310	10,723,639
Sub. Notes, 144A(a)	4.900		09/15/44		16,598	20,845,446
Sub. Notes, 144A	6.850		12/16/39		325	481,885
Unum Group, Sr. Unsec’d. Notes	5.625		09/15/20		225	232,107
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.625		03/15/22		2,675	2,833,921
Sr. Unsec’d. Notes	5.375		09/15/20		2,235	2,297,171
Willis North America, Inc., Gtd. Notes(a)	3.600		05/15/24		20,670	21,634,025

						371,641,549

Internet 0.0%
Myriad International Holdings BV (China), Gtd. Notes	6.000		07/18/20		1,300	1,328,600

Lodging 0.2%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750		11/15/21		19,650	20,067,563

See Notes to Financial Statements.

PGIM Total Return Bond Fund	73

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900%		08/08/29	7,490	$7,711,683
Marriott International, Inc.,
Sr. Unsec’d. Notes(a)	7.150		12/01/19	4,840	4,857,135
Sr. Unsec’d. Notes, Series R	3.125		06/15/26	37,965	39,122,289
Sr. Unsec’d. Notes, Series Y, 3 Month LIBOR + 0.600%	2.738	(c)	12/01/20	22,605	22,662,767
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125		08/08/25	11,100	12,239,415
Wyndham Destinations, Inc., Sr. Sec’d. Notes	5.625		03/01/21	980	1,014,300

					107,675,152

Machinery-Diversified 0.1%
CNH Industrial Capital LLC, Gtd. Notes	4.875		04/01/21	6,565	6,776,984
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200		01/15/98	1,500	1,762,436
Wabtec Corp., Gtd. Notes	4.950		09/15/28	11,817	13,039,960
Xylem, Inc.,
Sr. Unsec’d. Notes	3.250		11/01/26	4,770	4,933,373
Sr. Unsec’d. Notes	4.875		10/01/21	1,505	1,581,505

					28,094,258

Media 0.9%
AMC Networks, Inc., Gtd. Notes	5.000		04/01/24	6,817	6,943,524
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.750		03/01/30	10,975	11,180,781
Sr. Unsec’d. Notes, 144A	5.125		05/01/23	9,900	10,135,125
Sr. Unsec’d. Notes, 144A	5.375		06/01/29	20,583	21,972,352
Sr. Unsec’d. Notes, 144A(a)	5.500		05/01/26	9,275	9,773,531
Sr. Unsec’d. Notes, 144A(a)	5.750		02/15/26	9,867	10,419,552
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	4.800		03/01/50	16,255	16,493,000
Sr. Sec’d. Notes(a)	5.375		04/01/38	6,075	6,840,808
Sr. Sec’d. Notes	5.375		05/01/47	14,226	15,642,334
Sr. Sec’d. Notes	6.384		10/23/35	7,110	8,736,821
Sr. Sec’d. Notes	6.484		10/23/45	4,326	5,315,977

See Notes to Financial Statements.

74

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, (cont’d.)
Sr. Sec’d. Notes	6.834%	10/23/55	7,580	$9,654,499
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A(a)	9.250	02/15/24	17,146	18,860,600
Sr. Sec’d. Notes, 144A	5.125	08/15/27	7,325	7,624,812
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	16	17,582
Gtd. Notes(a)(h)	4.150	10/15/28	64,160	72,500,847
Gtd. Notes	4.250	10/15/30	21,830	25,157,145
Sr. Unsec’d. Notes	3.450	02/01/50	18,790	19,217,510
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350	09/15/26	15,505	16,210,058
CSC Holdings LLC, Gtd. Notes, 144A(a)	5.500	05/15/26	4,657	4,907,314
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	6,465	7,273,125
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A(a)	6.625	08/15/27	2,680	2,760,400
Sr. Sec’d. Notes, 144A(a)	5.375	08/15/26	6,000	6,262,500
Discovery Communications LLC,
Gtd. Notes	3.500	06/15/22	5,104	5,257,864
Gtd. Notes	5.000	09/20/37	18,223	19,776,960
Gtd. Notes(a)	5.200	09/20/47	590	641,935
Gtd. Notes	5.300	05/15/49	6,947	7,760,488
DISH DBS Corp.,
Gtd. Notes	5.125	05/01/20	12,000	12,120,000
Gtd. Notes(a)	7.750	07/01/26	23,627	23,836,099
Sinclair Television Group, Inc.,
Gtd. Notes, 144A(a)	5.625	08/01/24	4,837	4,982,110
Gtd. Notes, 144A(a)	5.875	03/15/26	5,170	5,396,188
TEGNA, Inc., Gtd. Notes, 144A	4.875	09/15/21	1,600	1,604,000
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300	07/01/38	3,600	4,584,235
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25	10,700	10,445,875
Sr. Sec’d. Notes, 144A(a)	6.750	09/15/22	5,986	6,060,825
Viacom, Inc.,
Sr. Unsec’d. Notes	2.250	02/04/22	3,287	3,265,294
Sr. Unsec’d. Notes	4.375	03/15/43	3,000	3,091,452
Sr. Unsec’d. Notes(a)	5.850	09/01/43	7,750	9,481,245

See Notes to Financial Statements.

PGIM Total Return Bond Fund	75

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Walt Disney Co. (The), Gtd. Notes, 144A	7.625%	11/30/28		550	$762,843

					432,967,610

Mining 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes(a)	5.750	05/01/43		14,510	18,944,019
Barrick PD Australia Finance Pty Ltd. (Canada), Gtd. Notes	5.950	10/15/39		8,267	10,542,298
Newmont Goldcorp Corp., Gtd. Notes	3.625	06/09/21		2,405	2,460,431
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes(a)	3.500	11/08/22		3,108	3,189,438
Sr. Unsec’d. Notes(a)	6.750	04/16/40		6,498	8,385,180
Sr. Unsec’d. Notes	7.500	07/27/35		260	349,039
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.200	03/01/42		3,050	3,017,749
Sr. Unsec’d. Notes	5.400	02/01/43		1,000	1,009,121
Sr. Unsec’d. Notes	6.000	08/15/40		9,014	9,644,980
Sr. Unsec’d. Notes	6.125	10/01/35		23,727	26,675,148
Sr. Unsec’d. Notes(a)	6.250	07/15/41		5,000	5,568,340

					89,785,743

Miscellaneous Manufacturing 0.1%
General Electric Co.,
Sr. Unsec’d. Notes, EMTN	4.208	12/06/21	SEK	28,000	3,077,063
Sr. Unsec’d. Notes, GMTN	2.200	01/09/20		4,206	4,205,011
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29		1,300	1,354,291
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.250	05/27/25		24,400	25,804,210
Textron, Inc., Sr. Unsec’d. Notes	4.000	03/15/26		3,775	4,054,363

					38,494,938

Multi-National 0.8%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.375	04/06/23		5,396	6,367,497
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.820	06/16/28		36,785	47,708,833

See Notes to Financial Statements.

76

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Multi-National (cont’d.)
Asian Development Bank (Supranational Bank), (cont’d.)
Sr. Unsec’d. Notes	6.220%		08/15/27		4,120	$5,300,375
Sr. Unsec’d. Notes	6.375		10/01/28		2,560	3,460,346
Sr. Unsec’d. Notes, EMTN	0.500		07/30/20	ZAR	53,000	3,336,329
Sr. Unsec’d. Notes, EMTN	0.500		08/28/20	ZAR	52,000	3,248,946
Sr. Unsec’d. Notes, EMTN	0.500		09/28/20	ZAR	46,000	2,864,935
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125		09/27/21		31,240	31,113,790
Sr. Unsec’d. Notes	2.200		07/18/20		4,040	4,030,991
Sr. Unsec’d. Notes	2.750		01/06/23		17,745	17,976,040
Sr. Unsec’d. Notes	3.250		02/11/22		9,915	10,103,286
Sr. Unsec’d. Notes	4.375		06/15/22		16,587	17,454,500
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000		09/26/20		2,855	2,913,482
European Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, EMTN	0.500		12/19/22		1,000	939,770
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 2.590%, Floor N/A)	2.590	(c)	12/29/26		3,500	3,466,774
Inter-American Development Bank (Supranational Bank),
Notes	6.800		10/15/25		14,240	17,989,584
Sr. Unsec’d. Notes	7.000		06/15/25		4,414	5,569,149
Sr. Unsec’d. Notes, EMTN	0.500		04/17/23		2,000	1,896,666
Unsec’d. Notes	6.950		08/01/26		2,000	2,596,105
Unsec’d. Notes, MTN	6.290		07/16/27		2,756	3,529,911
Unsec’d. Notes, MTN	6.750		07/15/27		13,630	17,991,865
International Bank for Reconstruction & Development (Supranational Bank),
Notes, EMTN	0.500		12/05/22		60,500	58,371,977
Notes, EMTN	0.500		02/07/23		9,000	8,664,424
Sr. Unsec’d. Notes	—	(p)	06/30/34		8,488	6,246,828
Sr. Unsec’d. Notes^	1.602	(cc)	05/30/34		200	159,660
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.000% (Cap 2.350%, Floor 0.000%)	2.330	(c)	06/28/26		12,958	12,495,998
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 1.820%, Floor 0.000%)	1.820	(c)	08/11/26		21,424	20,535,816
Sr. Unsec’d. Notes, MTN	—	(p)	07/31/34		4,605	3,364,091
Sr. Unsec’d. Notes, MTN	—	(p)	08/28/34		853	620,404
Sr. Unsec’d. Notes, MTN	—	(p)	11/28/34		273	198,703

See Notes to Financial Statements.

PGIM Total Return Bond Fund	77

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National (cont’d.)
International Bank for Reconstruction & Development (Supranational Bank), (cont’d.)
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.000% (Cap 2.330%, Floor 0.000%)	2.330	%(c)	05/31/26	14,714	$14,338,369
Unsec’d. Notes, MTN	3.476	(s)	09/17/30	2,250	1,758,515
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400		10/26/22	62,190	62,945,150
Sr. Unsec’d. Notes	4.375		02/11/20	22,895	23,040,008

					422,599,117

Oil & Gas 2.2%
Antero Resources Corp., Gtd. Notes	5.375		11/01/21	5,767	5,147,048
Apache Corp., Sr. Unsec’d. Notes	3.250		04/15/22	605	615,759
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000		11/01/26	12,568	9,614,520
Sr. Unsec’d. Notes, 144A	10.000		04/01/22	9,725	9,202,767
BP Capital Markets America, Inc., Gtd. Notes	4.500		10/01/20	435	445,222
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.521		01/15/20	6,000	6,006,825
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250		06/15/37	22,000	23,791,770
Sr. Unsec’d. Notes(a)	5.400		06/15/47	20,865	23,342,667
Sr. Unsec’d. Notes(a)	6.750		11/15/39	23,573	28,860,573
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250		08/01/24	4,900	5,114,375
CNX Resources Corp.,
Gtd. Notes	5.875		04/15/22	7,140	6,979,350
Gtd. Notes, 144A	7.250		03/14/27	18,725	14,997,789
Concho Resources, Inc.,
Gtd. Notes(a)	3.750		10/01/27	9,065	9,423,720
Gtd. Notes(a)	4.300		08/15/28	8,989	9,700,116
Gtd. Notes(a)	4.850		08/15/48	7,865	8,835,565
Gtd. Notes	4.875		10/01/47	8,994	10,152,270
Continental Resources, Inc.,
Gtd. Notes(a)	3.800		06/01/24	12,160	12,437,883
Gtd. Notes(a)	4.500		04/15/23	19,558	20,364,572

See Notes to Financial Statements.

78

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41	14,222	$16,984,767
Encana Corp. (Canada),
Gtd. Notes	6.500		08/15/34	9,845	11,676,194
Gtd. Notes(a)	6.500		02/01/38	2,720	3,175,917
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750		01/30/28	4,175	4,394,271
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	4.000		09/12/23	4,275	4,522,312
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	4.950		07/19/22	500	528,828
Sr. Unsec’d. Notes, 144A	6.510		03/07/22	8,157	8,859,823
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	4.400		04/15/29	16,100	17,057,103
Sr. Unsec’d. Notes	6.800		09/15/37	1,150	1,482,395
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750		04/24/25	14,525	15,849,389
Sr. Unsec’d. Notes, 144A(a)	4.750		04/19/27	3,000	3,272,880
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.125		11/09/20	1,625	1,685,580
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850		12/15/45	9,983	11,502,124
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375		01/30/23	13,633	12,883,185
Gtd. Notes, 144A	7.000		03/31/24	20,675	19,420,027
Newfield Exploration Co.,
Gtd. Notes(a)	5.375		01/01/26	35,890	38,822,869
Gtd. Notes	5.625		07/01/24	26,621	29,165,159
Gtd. Notes	5.750		01/30/22	14,741	15,741,673
Noble Energy, Inc.,
Sr. Unsec’d. Notes(a)	3.900		11/15/24	3,700	3,898,873
Sr. Unsec’d. Notes	5.050		11/15/44	12,475	13,186,725
Sr. Unsec’d. Notes	5.250		11/15/43	10,950	11,811,202
Sr. Unsec’d. Notes	6.000		03/01/41	2,322	2,688,561
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes(a)	2.600		08/13/21	24,135	24,295,965
Sr. Unsec’d. Notes	4.264	(s)	10/10/36	45,000	22,606,527
Sr. Unsec’d. Notes	6.200		03/15/40	4,200	5,058,990
Sr. Unsec’d. Notes	6.450		09/15/36	12,600	15,415,497
Sr. Unsec’d. Notes	6.950		07/01/24	1,060	1,247,297
Sr. Unsec’d. Notes	7.950		06/15/39	1,600	2,229,702

See Notes to Financial Statements.

PGIM Total Return Bond Fund	79

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes	4.875%	05/03/22		10,861	$11,451,658
Sr. Unsec’d. Notes	5.250	05/23/21		3,000	3,124,169
Sr. Unsec’d. Notes, EMTN(a)	5.625	05/20/43		2,155	2,477,516
Petrobras Global Finance BV (Brazil),
Gtd. Notes(a)	4.750	01/14/25	EUR	3,365	4,362,469
Gtd. Notes(a)	5.750	02/01/29		19,465	21,661,625
Gtd. Notes(a)	6.625	01/16/34	GBP	22,380	34,478,307
Gtd. Notes	6.900	03/19/49		30,690	35,670,987
Gtd. Notes	7.375	01/17/27		25,390	30,747,290
Gtd. Notes	8.750	05/23/26		2,740	3,507,200
Gtd. Notes, 144A	5.093	01/15/30		7,852	8,327,046
Petroleos Mexicanos (Mexico),
Gtd. Notes	2.500	11/24/22	EUR	2,500	2,868,412
Gtd. Notes	4.750	02/26/29	EUR	40,825	47,295,126
Gtd. Notes	5.500	01/21/21		14,690	15,167,425
Gtd. Notes	6.350	02/12/48		40,644	38,865,825
Gtd. Notes	6.500	03/13/27		27,040	28,662,400
Gtd. Notes	9.500	09/15/27		1,590	1,884,067
Gtd. Notes, 144A	6.490	01/23/27		24,393	26,039,527
Gtd. Notes, 144A(a)	7.690	01/23/50		27,143	29,596,727
Gtd. Notes, EMTN	1.875	04/21/22	EUR	5,800	6,572,887
Gtd. Notes, EMTN	2.500	08/21/21	EUR	16,600	19,022,004
Gtd. Notes, EMTN	2.750	04/21/27	EUR	11,420	11,845,155
Gtd. Notes, EMTN	3.750	02/21/24	EUR	3,000	3,529,925
Gtd. Notes, EMTN	4.875	02/21/28	EUR	28,430	33,412,283
Gtd. Notes, MTN	6.750	09/21/47		73,449	73,258,033
Gtd. Notes, MTN	6.875	08/04/26		8,100	8,861,400
Phillips 66,
Gtd. Notes(a)	4.650	11/15/34		2,970	3,460,778
Gtd. Notes(a)	4.875	11/15/44		2,830	3,390,397
Range Resources Corp.,
Gtd. Notes(a)	4.875	05/15/25		8,025	6,440,062
Gtd. Notes(a)	5.000	08/15/22		1,490	1,408,050
Gtd. Notes(a)	5.000	03/15/23		4,600	3,979,000
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400	02/14/22		4,773	5,077,310
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes	2.500	04/28/20		1,046	1,047,213
Gtd. Notes, 144A	2.500	04/28/20		10,200	10,211,825

See Notes to Financial Statements.

80

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Sinopec Group Overseas Development 2016 Ltd. (China), Gtd. Notes	2.000%	09/29/21		2,600	$2,577,898
Transocean, Inc., Gtd. Notes, 144A	7.500	01/15/26		7,450	6,630,500
Valero Energy Corp.,
Sr. Unsec’d. Notes(a)	3.400	09/15/26		26,460	27,436,152
Sr. Unsec’d. Notes	4.000	04/01/29		10,075	10,767,968
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A(a)	8.500	03/23/21		710	647,875

					1,110,261,117

Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		2,775	3,494,151

Packaging & Containers 0.3%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 6.625% or PIK 7.375%(a)	6.625	09/15/23	EUR	94,554	109,152,312
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%(a)	7.125	09/15/23		3,046	3,164,032
OI European Group BV, Gtd. Notes	3.125	11/15/24	EUR	4,500	5,181,963
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375	08/15/25		1,200	1,263,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750	10/15/20		2,806	2,815,246
WestRock RKT LLC,
Gtd. Notes	4.900	03/01/22		1,700	1,799,963

					123,376,516

Pharmaceuticals 1.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes(a)	2.900	11/06/22		14,258	14,534,966
Sr. Unsec’d. Notes	3.200	11/06/22		1,112	1,141,700
Sr. Unsec’d. Notes	3.600	05/14/25		14,685	15,381,116
Sr. Unsec’d. Notes	4.450	05/14/46		5,485	5,664,390
Sr. Unsec’d. Notes	4.500	05/14/35		20,745	22,344,057

See Notes to Financial Statements.

PGIM Total Return Bond Fund	81

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
AbbVie, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.700%		05/14/45	27,245	$29,124,035
Allergan Funding SCS,
Gtd. Notes	3.450		03/15/22	1,300	1,332,461
Gtd. Notes	4.550		03/15/35	74,564	79,890,058
Allergan Sales LLC, Gtd. Notes, 144A	4.875		02/15/21	5,106	5,245,219
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250		03/01/25	3,875	4,025,483
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(a)	6.125		04/15/25	11,194	11,620,771
Gtd. Notes, 144A	7.250		05/30/29	2,725	3,000,906
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	2.736	(c)	06/25/21	29,120	29,196,760
Gtd. Notes, 144A	3.500		06/25/21	21,850	22,288,272
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A(a)	4.125		06/15/39	11,420	13,038,681
Sr. Unsec’d. Notes, 144A	4.250		10/26/49	49,990	58,554,457
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	2.616		06/15/22	14,120	14,285,145
Sr. Unsec’d. Notes(a)	3.410		06/15/27	5,940	6,041,581
Cigna Corp.,
Gtd. Notes	4.375		10/15/28	31,455	34,673,058
Gtd. Notes	4.800		08/15/38	15,935	18,090,525
Gtd. Notes(a)	4.900		12/15/48	23,800	27,562,713
Gtd. Notes, 144A	3.250		04/15/25	20,815	21,462,263
Gtd. Notes, 144A	3.300		02/25/21	7,900	8,019,119
Gtd. Notes, 144A	3.400		03/01/27	2,255	2,326,475
Gtd. Notes, 144A	4.000		02/15/22	1,000	1,034,641
Gtd. Notes, 144A	4.500		02/25/26	45,085	49,071,208
Gtd. Notes, 144A	4.800		07/15/46	11,210	12,492,012
CVS Health Corp.,
Sr. Unsec’d. Notes(a)	2.875		06/01/26	11,150	11,228,831
Sr. Unsec’d. Notes	3.000		08/15/26	14,310	14,506,699
Sr. Unsec’d. Notes	3.700		03/09/23	10,067	10,496,824
Sr. Unsec’d. Notes	4.100		03/25/25	20,667	22,215,013
Sr. Unsec’d. Notes(a)	4.780		03/25/38	10,870	12,069,910
Sr. Unsec’d. Notes	5.050		03/25/48	33,148	37,971,463
Sr. Unsec’d. Notes(a)	5.125		07/20/45	3,884	4,461,613
Sr. Unsec’d. Notes	5.300		12/05/43	7,440	8,602,547
Eli Lilly & Co.,
Sr. Unsec’d. Notes	4.150		03/15/59	12,145	14,515,888

See Notes to Financial Statements.

82

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A(a)	6.000%		07/15/23	12,128	$8,019,640
Gtd. Notes, 144A(a)	6.000		02/01/25	17,205	10,968,188
Mylan NV, Gtd. Notes	5.250		06/15/46	2,354	2,522,397
Mylan, Inc.,
Gtd. Notes	5.200		04/15/48	29,081	31,176,507
Gtd. Notes	5.400		11/29/43	17,306	18,520,164
Gtd. Notes, 144A	3.125		01/15/23	16,635	16,846,026
NVA Holdings, Inc., Gtd. Notes, 144A	6.875		04/01/26	9,458	10,143,705
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400		09/23/21	16,365	16,459,332
Gtd. Notes	2.875		09/23/23	30,555	31,189,368
Gtd. Notes	3.200		09/23/26	79,780	82,488,723
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	4.000		11/26/21	16,395	16,996,747
Sr. Unsec’d. Notes, 144A	4.400		11/26/23	6,195	6,687,039

					899,528,696

Pipelines 1.3%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150		08/15/26	24,840	26,158,142
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350		03/15/20	1,916	1,930,370
Energy Transfer Operating LP,
Gtd. Notes	4.650		06/01/21	510	525,447
Gtd. Notes	5.150		03/15/45	3,815	3,974,106
Gtd. Notes(a)	5.300		04/15/47	6,095	6,449,506
Gtd. Notes(a)	6.125		12/15/45	5,500	6,335,543
Gtd. Notes(a)	6.250		04/15/49	40,460	48,613,749
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	5.600		04/01/44	1,325	1,016,937
Enterprise Products Operating LLC,
Gtd. Notes	4.200		01/31/50	5,910	6,242,471
Gtd. Notes(a)	4.900		05/15/46	28,346	32,682,309
Gtd. Notes	5.100		02/15/45	8,500	9,912,591
Gtd. Notes, Series D	4.875	(ff)	08/16/77	19,000	18,706,260
EQM Midstream Partners LP, Sr. Unsec’d. Notes	4.750		07/15/23	6,290	6,241,153

See Notes to Financial Statements.

PGIM Total Return Bond Fund	83

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375%	03/30/38	4,741	$5,125,974
Kinder Morgan Energy Partners LP,
Gtd. Notes	6.500	04/01/20	2,009	2,043,905
Gtd. Notes	6.500	09/01/39	1,260	1,556,457
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	1,600	1,626,072
Sr. Unsec’d. Notes	4.200	03/15/45	2,830	2,830,324
Sr. Unsec’d. Notes	4.200	10/03/47	6,504	6,763,732
Sr. Unsec’d. Notes	4.250	02/01/21	5,500	5,650,624
Sr. Unsec’d. Notes	4.250	09/15/46	5,540	5,854,526
Sr. Unsec’d. Notes	5.150	10/15/43	14,820	17,342,760
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.625	04/01/22	13,955	14,345,340
Gtd. Notes, 144A	3.900	04/01/24	20,820	21,923,196
Gtd. Notes, 144A	4.625	04/01/29	5,980	6,560,310
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28	6,590	6,848,111
Sr. Unsec’d. Notes	4.500	04/15/38	26,340	26,819,941
Sr. Unsec’d. Notes	5.200	03/01/47	2,081	2,229,554
ONEOK Partners LP, Gtd. Notes	6.850	10/15/37	1,000	1,276,027
ONEOK, Inc.,
Gtd. Notes(a)	3.400	09/01/29	35,655	35,526,280
Gtd. Notes(a)	4.450	09/01/49	43,225	43,101,020
Gtd. Notes	4.950	07/13/47	52,825	57,152,678
Gtd. Notes	5.200	07/15/48	5,000	5,474,453
Gtd. Notes	6.000	06/15/35	4,200	4,889,524
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	9,515	9,063,459
Sr. Unsec’d. Notes	4.650	10/15/25	5,470	5,846,098
Sr. Unsec’d. Notes	4.700	06/15/44	1,090	1,017,170
Sr. Unsec’d. Notes	4.900	02/15/45	12,965	12,448,886
Sr. Unsec’d. Notes	5.150	06/01/42	700	684,316
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(a)	6.875	04/15/40	8,000	8,440,800
Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	5,760	5,971,254
Sunoco Logistics Partners Operations LP,
Gtd. Notes	5.300	04/01/44	4,150	4,400,249
Gtd. Notes(a)	5.400	10/01/47	9,145	9,819,086

See Notes to Financial Statements.

84

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A(a)	5.500%	01/15/28	3,349	$3,139,687
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	4.150	01/15/48	835	883,430
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600	03/15/48	18,925	20,402,355
Valero Energy Partners LP, Gtd. Notes	4.500	03/15/28	7,970	8,735,364
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	8,315	8,103,983
Sr. Unsec’d. Notes	4.000	07/01/22	700	711,009
Sr. Unsec’d. Notes(a)	4.750	08/15/28	3,250	3,154,989
Sr. Unsec’d. Notes	5.450	04/01/44	875	760,065
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes(a)	3.750	06/15/27	48,136	50,117,759
Sr. Unsec’d. Notes	3.900	01/15/25	18,456	19,408,843
Sr. Unsec’d. Notes	4.000	09/15/25	8,660	9,192,682
Sr. Unsec’d. Notes	4.300	03/04/24	9,550	10,154,106
Sr. Unsec’d. Notes(a)	4.850	03/01/48	12,050	12,892,134
Sr. Unsec’d. Notes	4.900	01/15/45	5,902	6,220,905

				655,298,021

Real Estate 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.125	03/20/22	8,720	8,917,004
Sr. Unsec’d. Notes, 144A	3.875	03/20/27	14,600	15,812,565

				24,729,569

Real Estate Investment Trusts (REITs) 0.5%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24	14,830	15,475,652
Sr. Unsec’d. Notes	4.125	05/15/29	13,335	14,408,875
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875	04/15/22	9,955	10,589,104
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	5.375	11/01/23	8,650	9,395,630
HCP, Inc.,
Sr. Unsec’d. Notes(a)	3.400	02/01/25	8,835	9,277,363
Sr. Unsec’d. Notes	3.500	07/15/29	1,490	1,568,712

See Notes to Financial Statements.

PGIM Total Return Bond Fund	85

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Highwoods Realty LP, Sr. Unsec’d. Notes	3.875%		03/01/27		5,885	$6,195,142
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400		11/01/22		9,340	9,669,290
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(a)	5.000		10/15/27		2,800	2,954,000
Gtd. Notes	5.500		05/01/24		5,025	5,156,906
Realty Income Corp., Sr. Unsec’d. Notes	3.000		01/15/27		13,790	14,235,752
Service Properties Trust, Sr. Unsec’d. Notes	4.350		10/01/24		30,000	30,684,513
Ventas Realty LP,
Gtd. Notes	3.100		01/15/23		12,040	12,371,372
Gtd. Notes(a)	3.500		02/01/25		5,000	5,256,065
Gtd. Notes	3.850		04/01/27		31,660	33,832,576
Gtd. Notes	4.400		01/15/29		5,000	5,591,340
WEA Finance LLC/Westfield UK & Europe Finance PLC (France), Gtd. Notes, 144A	3.250		10/05/20		13,220	13,358,504
Welltower, Inc.,
Sr. Unsec’d. Notes	4.000		06/01/25		10,745	11,632,661
Sr. Unsec’d. Notes(a)	4.125		03/15/29		1,050	1,150,211
Sr. Unsec’d. Notes	4.250		04/01/26		16,080	17,573,606

						230,377,274

Retail 0.4%
AutoZone, Inc., Sr. Unsec’d. Notes	3.250		04/15/25		18,000	18,757,717
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	2.702	(c)	04/17/20		26,605	26,608,991
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	4.375		02/07/25	EUR	12,500	13,552,401
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500		05/01/21		20,575	17,283,000
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.000		04/01/26		1,385	1,460,649
L Brands, Inc.,
Gtd. Notes(a)	5.625		10/15/23		18,638	19,779,578
Gtd. Notes	6.750		07/01/36		10,500	8,715,000
Gtd. Notes(a)	6.875		11/01/35		4,450	3,782,500

See Notes to Financial Statements.

86

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	475	$486,787
McDonald’s Corp., Sr. Unsec’d. Notes, MTN(a)	6.300	10/15/37	860	1,172,223
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes(a)	3.900	06/01/29	7,545	8,293,024
PetSmart, Inc., Sr. Sec’d. Notes, 144A(a)	5.875	06/01/25	16,012	15,771,820
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	34,149	35,258,842
Walmart, Inc., Sr. Unsec’d. Notes	3.250	07/08/29	24,225	26,213,362

				197,135,894

Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22	3,225	3,337,401

Semiconductors 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes	3.000	01/15/22	7,950	8,055,193
Gtd. Notes(a)	3.625	01/15/24	15,740	16,217,438
Broadcom, Inc.,
Gtd. Notes, 144A	3.125	04/15/21	60,550	61,272,969
Gtd. Notes, 144A	3.125	10/15/22	40,385	41,147,424
Microchip Technology, Inc., Sr. Sec’d. Notes	3.922	06/01/21	12,015	12,304,570
NVIDIA Corp., Sr. Unsec’d. Notes	2.200	09/16/21	7,940	7,974,211
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.875	09/01/22	6,600	6,825,500
Gtd. Notes, 144A	4.625	06/01/23	16,600	17,701,399
QUALCOMM, Inc., Sr. Unsec’d. Notes	2.900	05/20/24	9,450	9,762,649

				181,261,353

Software 0.7%
CA, Inc., Sr. Unsec’d. Notes	3.600	08/15/22	28,170	28,771,978

See Notes to Financial Statements.

PGIM Total Return Bond Fund	87

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Software (cont’d.)
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.750%		05/21/23	EUR	8,200	$9,333,235
Fiserv, Inc., Sr. Unsec’d. Notes	2.700		06/01/20		5,765	5,790,995
Infor US, Inc., Gtd. Notes	5.750		05/15/22	EUR	32,599	36,793,957
InterXion Holding NV (Netherlands),
Gtd. Notes	4.750		06/15/25	EUR	13,465	16,329,445
Gtd. Notes, 144A	4.750		06/15/25	EUR	53,755	65,190,441
IQVIA, Inc., Gtd. Notes, 144A	2.250		01/15/28	EUR	25,700	29,279,469
Microsoft Corp.,
Sr. Unsec’d. Notes	3.700		08/08/46		19,705	22,429,277
Sr. Unsec’d. Notes	3.950		08/08/56		5,965	7,059,996
Sr. Unsec’d. Notes	4.450		11/03/45		1,685	2,134,255
Sr. Unsec’d. Notes	4.500		02/06/57		7,050	9,151,121
Oracle Corp.,
Sr. Unsec’d. Notes(a)	2.400		09/15/23		31,410	31,839,669
Sr. Unsec’d. Notes(a)	2.950		05/15/25		52,640	54,756,775
Sr. Unsec’d. Notes	3.800		11/15/37		18,205	19,996,442

						338,857,055

Telecommunications 1.7%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.950		07/15/26		16,910	17,204,394
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%	3.312	(c)	06/12/24		14,165	14,411,149
Sr. Unsec’d. Notes	3.400		05/15/25		10,513	11,018,334
Sr. Unsec’d. Notes	3.550		06/01/24		3,680	3,861,039
Sr. Unsec’d. Notes	3.600		07/15/25		2,300	2,427,016
Sr. Unsec’d. Notes	3.800		02/15/27		5,960	6,377,518
Sr. Unsec’d. Notes(a)	3.950		01/15/25		11,900	12,738,005
Sr. Unsec’d. Notes	4.050		12/15/23		13,350	14,253,971
Sr. Unsec’d. Notes(a)	4.300		02/15/30		17,605	19,380,446
Sr. Unsec’d. Notes(a)	4.350		06/15/45		10,550	11,097,336
Sr. Unsec’d. Notes(a)	4.500		05/15/35		17,295	19,067,726
Sr. Unsec’d. Notes	4.550		03/09/49		2,414	2,595,172
Sr. Unsec’d. Notes	4.850		03/01/39		124,975	141,562,932
Sr. Unsec’d. Notes	4.900		08/15/37		4,266	4,853,479
Sr. Unsec’d. Notes	5.150		03/15/42		2,700	3,133,580
Sr. Unsec’d. Notes	5.150		02/15/50		16,917	19,702,214
Sr. Unsec’d. Notes(a)	5.250		03/01/37		12,650	14,888,684
Sr. Unsec’d. Notes	5.350		09/01/40		370	437,968

See Notes to Financial Statements.

88

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes(a)	5.450%	03/01/47	3,040	$3,670,359
BellSouth LLC, Gtd. Notes, 144A	4.266	04/26/21	188,000	188,173,260
Bharti Airtel International Netherlands BV (India),
Gtd. Notes	5.350	05/20/24	1,400	1,473,903
Gtd. Notes, 144A	5.350	05/20/24	1,200	1,263,346
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series S	6.450	06/15/21	9,665	10,172,413
Sr. Unsec’d. Notes, Series V	5.625	04/01/20	19,189	19,428,863
CommScope Technologies LLC, Gtd. Notes, 144A(a)	5.000	03/15/27	1,250	1,021,875
CommScope, Inc., Gtd. Notes, 144A	5.000	06/15/21	607	607,000
Digicel Group One Ltd. (Jamaica),
Sr. Sec’d. Notes	8.250	12/30/22	926	547,498
Sr. Sec’d. Notes, 144A(a)	8.250	12/30/22	1,003	593,024
Digicel Group Two Ltd. (Jamaica),
Sr. Unsec’d. Notes	8.250	09/30/22	874	227,240
Sr. Unsec’d. Notes, 144A	8.250	09/30/22	947	246,220
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A(a)	6.750	03/01/23	10,040	5,271,100
Sr. Unsec’d. Notes, 144A	6.000	04/15/21	4,000	2,980,040
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	37,245	36,872,550
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.600	02/23/28	10,000	10,903,238
Sr. Unsec’d. Notes	4.600	05/23/29	26,200	28,818,099
Sprint Capital Corp., Gtd. Notes(a)	8.750	03/15/32	24,600	29,996,748
Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20	11,450	11,593,125
Sprint Corp.,
Gtd. Notes	7.625	02/15/25	20,250	22,249,688
Gtd. Notes(a)	7.875	09/15/23	28,400	31,346,500
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(a)	4.016	12/03/29	18,405	20,573,477
Sr. Unsec’d. Notes	4.125	08/15/46	4,960	5,576,422
Sr. Unsec’d. Notes	4.500	08/10/33	30,750	36,016,809
Sr. Unsec’d. Notes(a)	4.522	09/15/48	7,705	9,168,310
Sr. Unsec’d. Notes	4.750	11/01/41	5,605	6,741,976

See Notes to Financial Statements.

PGIM Total Return Bond Fund	89

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.862%	08/21/46		9,085	$11,251,820
Sr. Unsec’d. Notes	5.012	04/15/49		19,744	25,471,110

					841,266,976

Textiles 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes(a)	3.850	02/01/23		673	704,335

Transportation 0.5%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	3,297,388
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	4,183,100
CP-Comboios de Portugal EPE (Portugal), Sr. Unsec’d. Notes	5.700	03/05/30	EUR	48,150	77,917,615
CSX Corp., Sr. Unsec’d. Notes	2.600	11/01/26		37,200	37,895,473
Deutsche Bahn Finance GmbH (Germany), Gtd. Notes, EMTN	1.375	07/07/25	GBP	4,403	5,774,582
FedEx Corp., Gtd. Notes	4.550	04/01/46		7,000	7,308,677
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		5,489	6,423,236
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750	06/15/20		3,700	3,867,353
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650	03/02/20		7,225	7,236,067
SNCF Mobilites (France), Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	37,291	62,483,447
SNCF Reseau (France), Sr. Unsec’d. Notes, EMTN	5.250	12/07/28	GBP	4,110	7,170,000
SNCF Reseau (France), Sr. Unsec’d. Notes, EMTN	5.500	12/01/21	GBP	1,000	1,415,232
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.750	08/15/24		4,444	4,799,520

					229,771,690

Trucking & Leasing 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.300	04/01/21		21,250	21,579,481

See Notes to Financial Statements.

90

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750%	09/01/47	4,980	$5,354,667

TOTAL CORPORATE BONDS (cost $16,561,857,258)				17,350,478,944

MUNICIPAL BONDS 0.7%

California 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	12,630	19,724,524
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50	525	871,967
City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	5,045	6,810,901
Los Angeles County Public Works Financing Authority, Revenue Bonds, BABs, Series Z	7.618	08/01/40	4,300	6,836,828
Los Angeles Department of Water, Taxable, Revenue Bonds, BABs, Series SY	6.008	07/01/39	6,200	8,191,192
Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, BABs	5.716	07/01/39	8,475	11,683,211
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	835	1,291,737
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40	275	447,887
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	1,600	2,624,240
University of California,
Revenue Bonds, BABs	5.770	05/15/43	500	684,395
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	2,263,487
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	4,900	6,223,686
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,517,817

				70,171,872

Colorado 0.0%
Colorado Bridge Enterprise, Taxable, Revenue Bonds, BABs, Series SR	6.078	12/01/40	1,000	1,405,230
Regional Transportation District, Revenue Bonds, BABs, Series B	5.844	11/01/50	3,320	5,000,020

				6,405,250

See Notes to Financial Statements.

PGIM Total Return Bond Fund	91

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois 0.2%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B	6.395%	01/01/40	3,170	$4,643,099
Taxable, Revenue Bonds, Series C	4.472	01/01/49	5,445	6,799,444
Taxable, Revenue Bonds, Series C	4.572	01/01/54	5,445	6,858,576
Illinois State Toll Highway Authority, Taxable, Revenue Bonds, BABs, Series A	6.184	01/01/34	5,000	6,807,850
State of Illinois,
General Obligation Unlimited, Series D	5.000	11/01/22	79,600	86,108,892
General Obligation Unlimited, Taxable(a)	5.100	06/01/33	3,650	3,946,344

				115,164,205

Kentucky 0.0%
Kentucky State Property & Building Commission,
Revenue Bonds, BABs, Series C	4.303	11/01/19	800	800,000
Revenue Bonds, BABs, Series C	5.373	11/01/25	1,900	2,153,840

				2,953,840

New Jersey 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	15,953	24,837,066
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	12,865	20,601,239
Rutgers State University, Taxable, Revenue Bonds, BABs	5.665	05/01/40	1,350	1,770,188

				47,208,493

New York 0.1%
Metropolitan Transportation Authority, Taxable, Revenue Bonds, BABs	6.687	11/15/40	700	996,443
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs	4.725	11/01/23	1,400	1,543,206
Taxable, Revenue Bonds, BABs	4.905	11/01/24	1,100	1,245,002
New York City Water & Sewer System, Taxable, Revenue Bonds, BABs	5.882	06/15/44	2,185	3,208,126
New York State Urban Development Corp., Taxable, Revenue Bonds, BABs, Series ST	5.770	03/15/39	18,800	23,123,060
Port Authority of New York & New Jersey, Consolidated, Taxable, Revenue Bonds	4.031	09/01/48	4,000	4,662,560

See Notes to Financial Statements.

92

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)
Port Authority of New York & New Jersey, (cont’d.)
Consolidated, Taxable, Revenue Bonds, Series 192	4.810%	10/15/65	8,650	$11,301,052
Revenue Bonds	4.458	10/01/62	2,600	3,280,030

				49,359,479

Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	10,216,002
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	295	379,730

				10,595,732

Oklahoma 0.0%
Oklahoma Development Finance Authority, Taxable, Revenue Bonds, Series C	5.450	08/15/28	5,000	5,806,750

Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	675	925,108

Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	400	551,480
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370	7,296,971

				7,848,451

Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1	4.750	07/01/53	2,250	2,324,025
Revenue Bonds, Series A-1	5.000	07/01/58	27,600	28,974,480

				31,298,505

Texas 0.0%
City of San Antonio TX Electric & Gas Systems Revenue,
Revenue Bonds, BABs	5.985	02/01/39	1,000	1,408,990
Taxable, Revenue Bonds	4.427	02/01/42	6,480	7,722,022

				9,131,012

See Notes to Financial Statements.

PGIM Total Return Bond Fund	93

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179%		09/01/2117	9,850	$12,159,726

TOTAL MUNICIPAL BONDS (cost $330,372,232)					369,028,423

RESIDENTIAL MORTGAGE-BACKED SECURITIES 5.6%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250		09/25/19	8	7,618
American Home Mortgage Investment Trust, Series 2004-04, Class 4A, 6 Month LIBOR + 2.000% (Cap 11.000%, Floor 2.000%)	4.063	(c)	02/25/45	38	38,040
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	2.182	(c)	07/27/57	6,525	6,456,692
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	2.013	(c)	03/27/36	11,693	11,432,637
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)	1.953	(c)	02/27/37	15,221	14,888,386
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)	1.993	(c)	05/27/36	10,189	10,106,624
Banc of America Funding Trust,
Series 2005-D, Class A1	4.779	(cc)	05/25/35	51	51,874
Series 2006-I, Class 4A1	4.417	(cc)	10/20/46	38	32,868
Series 2014-R02, Class 2A1, 144A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)	2.014	(c)	05/26/37	1,091	1,085,986
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	3.559	(c)	09/26/45	2,195	2,219,367
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165%	1.988	(c)	09/29/36	11,306	11,092,337
Series 2015-R04, Class 4A1, 144A	3.500	(cc)	01/27/30	3,120	3,118,928
Banc of America Mortgage Trust,
Series 2004-02, Class 5A1	6.500		10/25/31	2	2,252
Series 2004-E, Class 2A6	4.791	(cc)	06/25/34	303	306,681
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	4.440	(cc)	05/25/35	128	130,260
Series 2005-04, Class 23A2	4.440	(cc)	05/25/35	43	43,600
Bear Stearns ARM Trust,
Series 2002-11, Class 1A1	4.578	(cc)	02/25/33	3	3,517
Series 2005-04, Class 3A1	4.244	(cc)	08/25/35	208	198,257
Series 2007-03, Class 1A1	4.327	(cc)	05/25/47	269	254,532

See Notes to Financial Statements.

94

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	3.523	%(c)	10/25/27	6,498	$6,517,146
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.423	(c)	04/25/28	35,987	36,025,439
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	2.773	(c)	08/25/28	9,098	9,099,870
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	3.173	(c)	08/25/28	16,200	16,226,208
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.423	(c)	08/25/28	19,650	19,685,899
Series 2018-03A, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.023	(c)	10/25/28	17,190	17,198,443
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.673	(c)	10/25/28	33,090	33,089,947
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.273	(c)	04/25/29	27,690	27,689,967
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.314	(c)	10/25/29	67,600	67,600,622
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.914	(c)	10/25/29	60,817	60,817,304
BVRT Financing Trust , Series 2019-01, Class F, 144A^	3.996		09/15/21	374,914	374,914,000
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.532	(c)	11/01/23	172,071	172,071,000
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.200	(c)	04/25/24	112,226	112,949,666
Series 2019-02, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.516	(c)	04/25/23	97,334	97,328,848
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	4.419	(cc)	02/19/34	10,427	10,789,863
Series 2005-29, Class A1	5.750		12/25/35	604	512,740
Series 2005-HYB09, Class 3A2A, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor N/A)	3.711	(c)	02/20/36	23	19,962
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.032	(c)	12/25/57	91,517	92,179,955
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.032	(c)	01/25/57	71,712	73,204,780
Series 2017-06, Class A1, 144A	3.015	(cc)	06/25/57	31,314	31,506,774
Series 2017-08, Class A1, 144A	3.000	(cc)	12/25/65	56,459	56,606,334
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.791	(cc)	09/25/47	6,413	6,175,565

See Notes to Financial Statements.

PGIM Total Return Bond Fund	95

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse Mortgage Trust, Series 2019-06R, Class 1A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.200	%(c)	10/25/46	23,916	$23,896,110
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.523	(c)	11/25/28	44,049	44,119,365
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.073	(c)	04/25/29	15,300	15,292,344
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	3.623	(c)	04/25/29	16,400	16,440,101
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)	3.273	(c)	01/25/29	1,381	1,383,084
Series 2018-C06, Class 1M2, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.823	(c)	03/25/31	2,840	2,844,997
Fannie Mae REMICS,
Series 2000-32, Class FM, 1 Month LIBOR + 0.450% (Cap 9.000%, Floor 0.450%)	2.328	(c)	10/18/30	1	751
Series 2001-29, Class Z	6.500		07/25/31	29	32,957
Series 2012-132, Class KI, IO	3.000		12/25/32	10,425	1,153,615
Series 2013-57, Class MI	3.000		06/25/28	3,988	300,907
Series 2014-05, Class AI	4.500		04/25/43	5,229	920,935
Series 2015-51, Class CI	4.000		07/25/45	9,074	1,479,793
Series 2016-30, Class CI	3.000		05/25/36	6,834	733,875
Series 2016-74, Class GM	2.500		09/25/43	27,042	27,312,573
Series 2017-83, Class IO	4.000		10/25/47	7,952	1,107,058
Series 2018-16, Class MB	3.500		07/25/46	12,885	13,409,083
Series 2018-24, Class BH	3.500		04/25/48	4,891	5,032,743
Series 2018-49, Class LZ	3.500		07/25/48	11,525	12,038,088
Series 2018-58, Class BI	4.000		08/25/48	7,201	970,478
Series 2019-08, Class Z	3.500		03/25/49	2,334	2,543,678
Series 2019-13, Class LZ	4.000		04/25/49	11,521	12,614,195
Series 2019-13, Class VA	4.000		02/25/32	7,606	7,962,853
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.400% (Cap N/A, Floor 1.400%)	3.790	(c)	07/25/44	120	124,133
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.200% (Cap N/A, Floor 1.200%)	3.464	(c)	02/25/45	13	12,854
Freddie Mac REMICS,
Series 1628, Class LZ	6.500		12/15/23	10	10,786
Series 1935, Class JZ	7.000		02/15/27	63	70,824
Series 2241, Class PH	7.500		07/15/30	30	34,843
Series 3795, Class VZ	4.000		01/15/41	5,103	5,429,233

See Notes to Financial Statements.

96

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMICS, (cont’d.)
Series 3889, Class DZ	4.000%		01/15/41	5,561	$5,988,299
Series 4135, Class AI	3.500		11/15/42	16,663	2,416,565
Series 4372, Class GI	4.500		08/15/44	10,938	1,845,708
Series 4456, Class BI	4.000		05/15/44	2,087	275,169
Series 4468, Class IO	4.500		05/15/45	11,295	2,060,161
Series 4500, Class ZX	4.000		07/15/45	1,771	1,984,758
Series 4735, Class IM	4.000		12/15/47	7,468	1,213,967
Series 4736, Class IP	4.000		08/15/47	7,912	1,189,116
Series 4751, Class PI	4.000		11/15/47	5,634	824,886
Series 4753, Class BA	4.000		05/15/42	7,848	7,991,952
Series 4795, Class WQ	4.000		07/15/46	3,448	3,669,675
Series 4801, Class ZD	4.000		06/15/48	4,233	4,739,088
Series 4868, Class KL	4.000		12/15/45	24,731	25,938,642
Series 4903, Class IP	4.500		07/25/49	17,285	3,642,368
Freddie Mac Strips, Series 304, Class C54	4.000		12/15/32	6,271	775,141
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN03, Class M3, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)	5.823	(c)	08/25/24	1,182	1,246,303
Series 2014-DN04, Class M3, 1 Month LIBOR + 4.550% (Cap N/A, Floor 0.000%)	6.373	(c)	10/25/24	2,980	3,193,800
Series 2015-DNA01, Class M2, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)	3.673	(c)	10/25/27	8,484	8,548,262
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)	5.123	(c)	10/25/27	48,903	51,983,516
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.123	(c)	03/25/29	21,137	21,190,137
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)	4.073	(c)	11/25/28	4,609	4,631,106
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	3.173	(c)	03/25/29	8,339	8,352,549
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	3.123	(c)	04/25/29	22,187	22,257,056
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.473	(c)	01/25/49	1,750	1,772,729
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	(cc)	07/20/43	3,138	3,231,131
Series 2015-064, Class IA	4.000		05/20/45	23,402	3,882,390
Series 2015-165, Class IB	3.500		11/20/42	10,223	1,313,830
Series 2016-01, Class ZP	3.000		01/20/46	6,289	6,304,796
Series 2016-161, Class PI	3.500		06/20/46	49,410	6,798,008
Series 2017-101, Class AB	2.500		07/20/47	41,511	41,946,592
Series 2017-134, Class ZK	3.000		08/20/47	5,189	5,441,055

See Notes to Financial Statements.

PGIM Total Return Bond Fund	97

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., (cont’d.)
Series 2018-05, Class IB, IO	4.000%		01/20/48	25,804	$4,623,460
Series 2018-21, Class IH	4.500		02/20/48	10,755	1,895,192
Series 2018-59, Class PZ	3.000		09/20/46	5,859	6,019,285
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	1.963	(c)	01/26/37	3,076	3,057,107
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	1.963	(c)	01/26/37	6,300	6,130,534
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	1.963	(c)	10/26/36	8,511	8,386,549
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	1.963	(c)	10/26/36	5,200	4,864,625
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.423	(c)	10/25/28	12,670	12,677,083
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.473	(c)	05/25/29	23,390	23,411,322
Impac CMB Trust, Series 2005-01, Class 1A1, 1 Month LIBOR + 0.520% (Cap 11.250%, Floor 0.260%)	2.343	(c)	04/25/35	1,805	1,792,720
IndyMac ARM Trust, Series 2001-H02, Class A1	3.699	(cc)	01/25/32	2	2,129
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX04, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)	2.003	(c)	07/25/37	3,698	3,621,416
JPMorgan Alternative Loan Trust, Series 2006-A01, Class 4A1	4.267	(cc)	03/25/36	159	144,502
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000		06/25/59	27,844	27,888,165
Series 2019-PR01, Class A1, 144A	3.858		09/25/59	28,100	28,099,500
LSTAR Securities Investment Trust,
Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.532	(c)	04/01/23	28,746	28,704,688
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.532	(c)	04/01/24	25,620	25,535,598
MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750	(cc)	03/25/57	30,768	32,179,727
MRA Issuance Trust, Series 2019-03, 144A, 1 Month LIBOR + 1.150%	3.071		01/31/20	402,700	402,647,287
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A	4.000	(cc)	12/25/57	30,629	31,931,857
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.573	(c)	01/25/48	37,192	37,099,386

See Notes to Financial Statements.

98

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	3.373	%(c)	07/25/28	19,136		$19,141,048
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.223	(c)	07/25/29	7,380		7,390,984
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.304	(c)	11/27/20	60,740		60,740,220
Series 2019-03, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.304	(c)	01/27/21	66,206		66,205,773
Prime Mortgage Trust, Series 2004-CL01, Class 1A2, 1 Month LIBOR + 0.400% (Cap 8.000%, Floor 0.400%)	2.223	(c)	02/25/34	12		11,332
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.223	(c)	03/25/28	21,842		21,842,519
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	4.523	(c)	03/25/28	18,290		18,378,814
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.023	(c)	06/25/29	6,996		6,991,377
Regal Trust IV, Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco+ 1.500% (Cap N/A, Floor 1.500%)	2.641	(c)	09/29/31	8		8,049
RFMSI Trust, Series 2003-S09, Class A1	6.500		03/25/32	7		7,787
STACR Trust, Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	2.573	(c)	09/25/48	26,658		26,673,461
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	4.448	(cc)	02/25/34	135		138,073
Series 2004-18, Class 3A1	4.277	(cc)	12/25/34	9,378		9,465,768
Structured Asset Mortgage Investments Trust, Series 2002-AR03, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.330%)	2.506	(c)	09/19/32	12		12,070
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-14A, Class 2A1	4.309	(cc)	07/25/32	—	(r)	184
Vendee Mortgage Trust,
Series 2011-01, Class DA	3.750		02/15/35	1,612		1,635,388
Series 2011-02, Class DZ	3.750		10/15/41	3,324		3,589,213

See Notes to Financial Statements.

PGIM Total Return Bond Fund	99

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.420% (Cap 10.500%, Floor 0.420%)	2.243	%(c)	06/25/44		1,447	$1,441,849
Series 2004-AR10, Class A3, 1 Month LIBOR + 0.550% (Cap 10.500%, Floor 0.550%)	2.373	(c)	07/25/44		2,441	2,449,468
Series 2005-AR05, Class A6	4.360	(cc)	05/25/35		1,163	1,196,122
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR01, Class 2A	3.825	(cc)	02/25/33		1	563
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR04, Class 2A2	5.079	(cc)	04/25/35		143	145,365
Series 2006-AR02, Class 2A1	4.929	(cc)	03/25/36		62	63,484
Series 2006-AR06, Class 6A1	4.772	(cc)	03/25/36		4,245	4,389,992

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,765,388,081)						2,780,232,834

SOVEREIGN BONDS 15.1%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500		10/11/22		21,000	21,216,300
Albania Government International Bond (Albania), Bonds	2.800	(s)	08/31/25		83,274	73,437,276
Argentine Republic Government International Bond (Argentina), Bonds	3.380	(cc)	12/31/38	EUR	17,020	7,338,598
Sr. Unsec’d. Notes	0.670	(cc)	12/31/38	JPY	2,001,776	5,839,054
Sr. Unsec’d. Notes	3.375		10/12/20	CHF	52,290	26,237,760
Sr. Unsec’d. Notes(a)	4.625		01/11/23		43,675	17,513,675
Sr. Unsec’d. Notes	5.000		01/15/27	EUR	6,650	2,808,128
Sr. Unsec’d. Notes(a)	5.625		01/26/22		72,965	30,937,890
Sr. Unsec’d. Notes(a)	6.875		04/22/21		43,350	19,507,934
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	24,835	13,156,534
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	7,238	3,786,989
Sr. Unsec’d. Notes	8.280		12/31/33		722	361,032
Sr. Unsec’d. Notes	8.280		12/31/33		3,751	1,875,400
Sr. Unsec’d. Notes, Series NY(a)	8.280		12/31/33		8,545	4,358,250
Autonomous Community of Catalonia (Spain), Sr. Unsec’d. Notes(a)	4.950		02/11/20	EUR	6,280	7,089,576
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477		07/24/23		30,031	31,194,802
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333		02/15/28		123,079	130,773,200

See Notes to Financial Statements.

100

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875%	04/01/21	EUR	26,550	$30,678,995
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes	1.750	01/20/26	EUR	30,000	36,277,586
Sr. Unsec’d. Notes	3.875	08/05/20		3,000	3,033,000
City of Rome Italy (Italy), Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	25,800	45,758,038
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.000	02/26/24		6,000	6,342,480
Sr. Unsec’d. Notes	4.375	07/12/21		19,496	20,149,116
Sr. Unsec’d. Notes	5.000	06/15/45		1,400	1,628,914
Sr. Unsec’d. Notes	7.375	09/18/37		1,015	1,438,773
Sr. Unsec’d. Notes	8.375	02/15/27		900	1,061,269
Sr. Unsec’d. Notes	11.750	02/25/20		14,550	14,968,458
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	5.500	04/04/23		33,934	37,493,812
Sr. Unsec’d. Notes	6.000	01/26/24		73,845	84,871,535
Sr. Unsec’d. Notes	6.375	03/24/21		144,597	152,634,280
Sr. Unsec’d. Notes	6.625	07/14/20		52,500	54,050,850
Sr. Unsec’d. Notes	6.750	11/05/19		68,690	68,706,486
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875	04/18/24		9,000	9,596,340
Sr. Unsec’d. Notes	7.500	05/06/21		35,020	36,508,700
Sr. Unsec’d. Notes, 144A	5.500	01/27/25		6,000	6,397,560
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		6,400	7,080,064
Sr. Unsec’d. Notes, 144A	7.500	05/06/21		1,667	1,737,517
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	10.500	03/24/20		4,636	4,699,791
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A(a)	6.588	02/21/28		10,875	11,065,313
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	30,010	34,620,991
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	29,625	33,843,653
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	35,295	40,889,888
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, 144A	7.375	12/01/19		11,140	11,140,111
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	8,628,263
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	12,501,274
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950	02/15/26		34,303	43,377,801

See Notes to Financial Statements.

PGIM Total Return Bond Fund	101

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN	2.375%		06/04/25		2,400	$2,465,150
Gov’t. Gtd. Notes, EMTN	2.375		06/04/25		12,400	12,736,610
Hellenic Republic Government Bond (Greece),
Bonds	—	(p)	10/15/42	EUR	2,369,862	9,911,653
Bonds	3.000	(cc)	02/24/23	EUR	14,031	17,246,068
Bonds	3.000	(cc)	02/24/24	EUR	5,942	7,483,903
Bonds	3.000	(cc)	02/24/25	EUR	7,614	9,809,381
Bonds	3.000	(cc)	02/24/26	EUR	35,640	46,963,330
Bonds	3.000	(cc)	02/24/27	EUR	18,971	25,201,627
Bonds	3.000	(cc)	02/24/28	EUR	15,537	21,034,822
Bonds	3.000	(cc)	02/24/29	EUR	12,644	17,261,484
Bonds	3.000	(cc)	02/24/30	EUR	11,376	15,654,910
Bonds	3.000	(cc)	02/24/31	EUR	8,178	11,382,275
Bonds	3.000	(cc)	02/24/32	EUR	8,716	12,199,207
Bonds	3.000	(cc)	02/24/33	EUR	16,477	22,999,288
Bonds	3.000	(cc)	02/24/34	EUR	7,021	9,866,510
Bonds	3.000	(cc)	02/24/35	EUR	7,138	10,000,965
Bonds	3.000	(cc)	02/24/36	EUR	12,774	17,923,970
Bonds	3.000	(cc)	02/24/37	EUR	10,323	14,679,800
Bonds	3.000	(cc)	02/24/38	EUR	9,839	14,019,282
Bonds	3.000	(cc)	02/24/39	EUR	7,321	10,473,877
Bonds	3.000	(cc)	02/24/40	EUR	5,314	7,616,874
Bonds	3.000	(cc)	02/24/41	EUR	8,374	12,038,266
Bonds	3.000	(cc)	02/24/42	EUR	8,319	12,047,176
Bonds	3.750		01/30/28	EUR	20,842	28,162,812
Sr. Unsec’d. Notes, 144A	3.375		02/15/25	EUR	7,250	9,275,138
Sr. Unsec’d. Notes, 144A	4.375		08/01/22	EUR	97,000	120,348,320
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200		07/17/34	EUR	191,000	298,945,313
Sr. Unsec’d. Notes	6.140		04/14/28	EUR	131,700	199,688,062
Hong Kong Government International Bond (Hong Kong), Sr. Unsec’d. Notes, 144A	2.500		05/28/24		22,500	23,010,936
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375		02/21/23		61,526	67,337,746
Sr. Unsec’d. Notes	5.375		03/25/24		6,790	7,639,497
Sr. Unsec’d. Notes	5.750		11/22/23		36,762	41,533,708
Sr. Unsec’d. Notes	6.250		01/29/20		49,369	49,823,886
Sr. Unsec’d. Notes	6.375		03/29/21		326,674	345,947,766
Iceland Government International Bond (Iceland), Sr. Unsec’d. Notes, EMTN	0.500		12/20/22	EUR	59,841	67,935,325

See Notes to Financial Statements.

102

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.450%	09/18/26	EUR	13,515	$15,582,003
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	290	338,639
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	55,614	70,724,862
Sr. Unsec’d. Notes	7.750	01/17/38		3,000	4,470,258
Sr. Unsec’d. Notes, 144A	7.750	01/17/38		2,500	3,725,215
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	1,750	2,080,225
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	34,000	40,680,791
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	87,100	101,262,643
Sr. Unsec’d. Notes, EMTN(a)	3.750	06/14/28	EUR	29,251	39,572,476
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	6.752	03/09/23		9,216	9,284,383
Sr. Unsec’d. Notes, 144A	5.800	01/15/28		2,750	2,640,550
Sr. Unsec’d. Notes, 144A	6.752	03/09/23		16,583	16,706,046
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes	2.875	03/16/26		2,000	2,096,580
Sr. Unsec’d. Notes(a)	3.150	06/30/23		10,000	10,403,200
Sr. Unsec’d. Notes	4.000	06/30/22		11,700	12,299,976
Sr. Unsec’d. Notes, EMTN	2.875	01/29/24	EUR	55,250	69,248,921
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	7,375	8,895,620
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.500	07/21/21		28,910	28,741,552
Gov’t. Gtd. Notes	1.875	04/20/21		4,165	4,166,018
Gov’t. Gtd. Notes	2.000	11/04/21		3,200	3,211,079
Gov’t. Gtd. Notes(a)	2.125	07/21/20		6,200	6,208,742
Gov’t. Gtd. Notes	2.125	02/10/25		15,000	15,153,997
Gov’t. Gtd. Notes	2.250	02/24/20		9,200	9,204,986
Gov’t. Gtd. Notes	2.375	11/16/22		850	862,887
Gov’t. Gtd. Notes	2.500	06/01/22		31,500	32,042,958
Gov’t. Gtd. Notes	2.500	05/23/24		7,800	8,001,084
Gov’t. Gtd. Notes	3.375	07/31/23		2,800	2,951,520
Gov’t. Gtd. Notes(a)	3.375	10/31/23		5,600	5,924,039
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		12,000	12,592,649
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		17,200	17,051,585
Sr. Unsec’d. Notes, 144A, MTN	2.000	09/08/20		5,800	5,797,252
Sr. Unsec’d. Notes, 144A, MTN	2.125	04/13/21		4,200	4,209,831
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		21,000	21,136,966
Sr. Unsec’d. Notes, 144A, MTN	2.375	02/13/25		44,000	44,490,392
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		8,600	8,737,416
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		4,000	4,158,800

See Notes to Financial Statements.

PGIM Total Return Bond Fund	103

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Japan Finance Organization for Municipalities (Japan), (cont’d.)
Sr. Unsec’d. Notes, EMTN	2.000%	09/08/20		11,000	$10,988,935
Sr. Unsec’d. Notes, EMTN	2.125	02/12/21		4,200	4,202,986
Sr. Unsec’d. Notes, EMTN	2.125	04/13/21		6,276	6,290,691
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		14,400	14,492,125
Sr. Unsec’d. Notes, EMTN	3.250	05/02/24		43,000	44,653,131
Japan International Cooperation Agency (Japan), Gov’t. Gtd. Notes	1.875	11/13/19		13,300	13,299,867
Kingdom of Belgium Government International Bond (Belgium),
Notes, 144A	8.875	12/01/24		6,830	8,925,803
Sr. Unsec’d. Notes, EMTN	1.625	01/15/20		5,000	4,997,150
Unsec’d. Notes, EMTN	5.700	05/28/32	GBP	3,400	6,654,097
Korea International Bond (South Korea), Sr. Unsec’d. Notes	2.125	06/10/24	EUR	25,900	31,652,419
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes	2.750	03/20/22		102,000	103,427,184
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes	2.750	01/12/20		22,445	22,439,523
Sr. Unsec’d. Notes	5.250	06/16/21		28,119	29,466,013
Sr. Unsec’d. Notes, EMTN	2.625	01/21/21	EUR	600	691,610
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes	6.125	03/09/21		126,068	132,778,600
Sr. Unsec’d. Notes	6.625	02/01/22		180,634	198,962,932
Sr. Unsec’d. Notes	7.375	02/11/20		82,815	83,972,754
Magyar Export-Import Bank Zrt (Hungary), Gov’t. Gtd. Notes	4.000	01/30/20		16,910	16,963,233
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25		3,700	3,908,162
Sr. Unsec’d. Notes(a)	5.200	01/30/20		2,000	2,010,020
Sr. Unsec’d. Notes	9.375	01/16/23		10,800	13,203,108
Parpublica-Participacoes Publicas SGPS SA (Portugal), Sr. Unsec’d. Notes, EMTN	3.750	07/05/21	EUR	2,000	2,370,432
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	3.750	03/01/30	EUR	36,700	53,111,909
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500	02/02/30		3,500	5,634,246
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		625,157	710,357,747

See Notes to Financial Statements.

104

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 6 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.050	%(c)	08/12/21	EUR	3,800	$4,355,599
Province of Alberta (Canada),
Sr. Unsec’d. Notes(a)	2.200		07/26/22		6,355	6,437,007
Sr. Unsec’d. Notes	3.300		03/15/28		39,270	43,256,242
Sr. Unsec’d. Notes, EMTN	1.000		11/15/21	GBP	1,700	2,203,324
Province of British Columbia (Canada), Bonds	7.250		09/01/36		7,230	11,832,033
Sr. Unsec’d. Notes	6.500		01/15/26		24,696	30,979,223
Province of Manitoba (Canada),
Debentures	9.250		04/01/20		1,245	1,281,049
Sr. Unsec’d. Notes	2.125		05/04/22		9,555	9,647,304
Sr. Unsec’d. Notes(a)	2.125		06/22/26		2,700	2,734,729
Sr. Unsec’d. Notes, Series GX(a)	2.600		04/16/24		3,120	3,233,448
Province of Nova Scotia (Canada),
Debentures	8.250		07/30/22		6,400	7,418,802
Debentures	8.750		04/01/22		1,990	2,294,319
Debentures	9.250		03/01/20		181	185,119
Province of Ontario (Canada), Sr. Unsec’d. Notes(a)	3.400		10/17/23		10,690	11,368,924
Province of Quebec (Canada),
Debentures, Series NJ	7.500		07/15/23		705	845,208
Debentures, Series NN	7.125		02/09/24		4,365	5,287,783
Sr. Unsec’d. Notes	7.500		09/15/29		755	1,114,309
Unsec’d. Notes, MTN	6.350		01/30/26		3,683	4,485,455
Unsec’d. Notes, MTN	7.140		02/27/26		6,050	7,659,777
Unsec’d. Notes, MTN	7.295		07/22/26		474	619,894
Unsec’d. Notes, MTN	7.365		03/06/26		82	106,640
Unsec’d. Notes, MTN	7.380		04/09/26		100	129,858
Unsec’d. Notes, MTN	7.485		03/02/26		11,700	15,133,573
Province of Saskatchewan (Canada), Debentures	8.500		07/15/22		6,055	7,041,894
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500		02/15/23		12,615	4,226,151
Sr. Unsec’d. Notes, 144A	9.950		06/09/21		20,590	7,824,406
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes	4.500		01/20/22		10,000	10,500,000
Sr. Unsec’d. Notes	6.400		01/20/40		1,950	2,847,000
Sr. Unsec’d. Notes, 144A	4.817		03/14/49		13,010	15,999,958
Sr. Unsec’d. Notes, 144A	5.103		04/23/48		20,705	26,390,593
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes	—	(p)	06/22/22	EUR	2,231	2,506,896

See Notes to Financial Statements.

PGIM Total Return Bond Fund	105

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Republic of Austria Government International Bond (Austria), (cont’d.)
Sr. Unsec’d. Notes, 144A, EMTN, 6 Month EURIBOR + 0.700%	0.349	%(c)	04/22/20	EUR	3,488	$3,890,944
Sr. Unsec’d. Notes, EMTN	1.750	(cc)	03/04/20	EUR	9,938	11,144,111
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.375		10/17/24		18,300	18,140,836
Sr. Unsec’d. Notes	2.875		10/17/29		8,300	8,131,897
Sr. Unsec’d. Notes	4.000		10/17/49		4,500	4,497,050
Sr. Unsec’d. Notes	6.875		09/27/23		182,632	212,058,391
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor 2.000%)	2.000	(c)	06/15/20	EUR	1,380	1,557,599
Sr. Unsec’d. Notes, EMTN	3.444		12/31/24	EUR	36,651	42,478,437
Sr. Unsec’d. Notes, EMTN	6.000		08/04/28	GBP	92,180	153,262,127
Sr. Unsec’d. Notes, MTN	5.375		06/15/33		73,614	88,474,984
Republic of Italy Government International Bond Strips Coupon (Italy), Sr. Unsec’d. Notes	3.486	(s)	03/27/23		4,000	3,663,139
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes	3.000		03/17/23		10,000	10,312,600
Sr. Unsec’d. Notes	5.000		03/23/22		29,643	31,737,574
Sr. Unsec’d. Notes	5.125		04/21/21		15,005	15,667,051
Sr. Unsec’d. Notes, EMTN	4.200		04/15/20	EUR	109,790	124,824,293
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	3.750		07/24/26	EUR	600	737,356
Sr. Unsec’d. Notes	4.850		09/27/27		20,000	20,325,920
Sr. Unsec’d. Notes	5.500		03/09/20		73,005	73,698,547
Sr. Unsec’d. Notes, EMTN	3.800		09/07/21	JPY	1,600,000	15,427,206
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	5.125		06/15/48		5,000	5,760,400
Sr. Unsec’d. Notes, 144A, MTN	2.375		04/19/27	EUR	6,600	8,161,487
Sr. Unsec’d. Notes, 144A, MTN	3.875		10/29/35	EUR	24,865	33,022,152
Sr. Unsec’d. Notes, 144A, MTN	4.625		04/03/49	EUR	2,339	3,393,901
Sr. Unsec’d. Notes, 144A, MTN(a)	4.875		01/22/24		2,044	2,245,845
Sr. Unsec’d. Notes, EMTN	3.875		10/29/35	EUR	24,520	32,563,972
Sr. Unsec’d. Notes, EMTN	4.125		03/11/39	EUR	25,900	34,810,844
Sr. Unsec’d. Notes, EMTN	4.375		08/22/23		43,320	46,277,023
Sr. Unsec’d. Notes, EMTN	4.625		04/03/49	EUR	900	1,305,905
Sr. Unsec’d. Notes, EMTN	6.750		02/07/22		13,758	15,100,946

See Notes to Financial Statements.

106

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	2.000%	07/09/39	EUR	16,302	$19,181,610
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		18,785	20,175,654
Sr. Unsec’d. Notes, EMTN	2.375	10/26/21		1,000	1,001,750
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	13,260	15,290,960
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	4.875	02/25/20		55,670	56,118,255
Sr. Unsec’d. Notes	7.250	09/28/21		251,861	274,780,351
Sr. Unsec’d. Notes, 144A	7.250	09/28/21		2,800	3,054,800
Slovakia Government International Bond (Slovakia), Sr. Unsec’d. Notes	4.375	05/21/22		38,224	40,330,142
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes	5.250	02/18/24		261,303	295,705,630
Sr. Unsec’d. Notes	5.500	10/26/22		1,200	1,319,640
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, EMTN	5.010	11/21/44		7,800	8,980,054
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, EMTN	1.375	12/15/23	GBP	4,000	5,285,246
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000	05/17/21		15,530	15,492,161
Sr. Unsec’d. Notes	2.125	05/19/20		6,550	6,545,022
Sr. Unsec’d. Notes	2.500	06/08/22		2,000	2,021,919
Sr. Unsec’d. Notes, 144A	2.000	05/17/21		13,300	13,267,594
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		3,600	3,639,453
Sr. Unsec’d. Notes, 144A	2.625	05/29/24		11,100	11,383,511
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		6,200	6,456,791
Transport for London (United Kingdom),
Sr. Unsec’d. Notes, EMTN	2.250	08/09/22	GBP	1,000	1,344,326
Sr. Unsec’d. Notes, EMTN	5.000	03/31/35	GBP	89,400	157,741,177
Trinidad & Tobago Government International Bond (Trinidad & Tobago), Notes	3.750	06/27/30	JPY	11,000,000	114,776,695
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625	03/30/21		19,910	20,341,808
Sr. Unsec’d. Notes	7.000	06/05/20		21,790	22,227,107
Sr. Unsec’d. Notes	7.500	11/07/19		7,600	7,600,000
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/20		4,900	5,029,850
Sr. Unsec’d. Notes	7.750	09/01/21		14,785	15,450,325
Sr. Unsec’d. Notes	7.750	09/01/23		4,000	4,275,000
Sr. Unsec’d. Notes	8.994	02/01/24		4,635	5,156,438
Sr. Unsec’d. Notes, 144A	7.750	09/01/20		35,309	36,244,688

See Notes to Financial Statements.

PGIM Total Return Bond Fund	107

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Ukraine Government International Bond (Ukraine), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.750%		09/01/21	420	$438,900
Sr. Unsec’d. Notes, 144A	7.750		09/01/22	42,190	44,869,065
Sr. Unsec’d. Notes, 144A(a)	7.750		09/01/23	10,000	10,687,500
Sr. Unsec’d. Notes, 144A	8.994		02/01/24	10,360	11,525,500
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975		04/20/55	5,636	6,593,768
Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec’d. Notes	4.646		07/06/21	3,260	3,391,971
ZAR Sovereign Capital Fund Pty Ltd. (South Africa), Sr. Unsec’d. Notes	3.903		06/24/20	4,450	4,464,952

TOTAL SOVEREIGN BONDS (cost $7,338,993,358)					7,534,197,678

U.S. GOVERNMENT AGENCY OBLIGATIONS 3.2%
Fannie Mae Strips Interest	2.276	(s)	11/15/26	100	86,860
Fannie Mae Strips Interest	2.461	(s)	05/15/27	18,594	15,942,246
Fannie Mae Strips Interest	3.032	(s)	11/15/29	237	191,374
Fannie Mae Strips Interest	3.041	(s)	07/15/30	1,542	1,218,518
Fannie Mae Strips Interest	3.058	(s)	05/15/30	1,613	1,281,974
Fannie Mae Strips Interest	3.067	(s)	11/15/30	314	246,316
Fannie Mae Strips Interest	3.077	(s)	07/15/29	4,091	3,326,956
Fannie Mae Strips Interest	3.088	(s)	11/15/27	360	304,797
Fannie Mae Strips Principal	3.097	(s)	01/15/30	2,597	2,079,083
Fannie Mae Strips Principal	3.552	(s)	07/15/37	7,295	4,745,841
Fannie Mae Strips Principal, MTN	2.064	(s)	10/08/27	20,275	17,202,566
Fannie Mae Strips Principal, MTN	2.507	(s)	03/23/28	8,456	7,092,937
Fannie Mae Strips Principal, MTN	3.212	(s)	05/15/30	9,041	7,189,130
Federal Farm Credit Bank	3.000		01/14/30	541	594,578
Federal Home Loan Bank(h)	2.250		10/27/26	7,105	7,105,002
Federal Home Loan Bank	3.200		11/29/32	22,500	22,965,043
Federal Home Loan Mortgage Corp.	3.500		02/01/47	2,461	2,587,575
Federal Home Loan Mortgage Corp.	4.500		09/01/39	877	950,655
Federal Home Loan Mortgage Corp.	5.000		01/01/39	79	87,159
Federal Home Loan Mortgage Corp.	5.000		07/01/40	138	149,854
Federal Home Loan Mortgage Corp.	5.500		06/01/31	2	2,087
Federal Home Loan Mortgage Corp.	5.500		10/01/33	326	367,735
Federal Home Loan Mortgage Corp.	5.500		07/01/34	5	5,274
Federal Home Loan Mortgage Corp.	6.000		10/01/32	18	20,031
Federal Home Loan Mortgage Corp.	6.000		12/01/32	10	11,825
Federal Home Loan Mortgage Corp.	6.000		02/01/33	10	11,896
Federal Home Loan Mortgage Corp.	6.000		11/01/33	104	116,794
Federal Home Loan Mortgage Corp.	6.000		01/01/34	53	61,326
Federal Home Loan Mortgage Corp.	6.000		12/01/36	2	2,179

See Notes to Financial Statements.

108

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.(k)	6.250%		07/15/32		30,948	$45,594,890
Federal Home Loan Mortgage Corp.	6.500		07/01/32		2	2,379
Federal Home Loan Mortgage Corp.	6.500		07/01/32		2	2,430
Federal Home Loan Mortgage Corp.	6.500		08/01/32		2	2,149
Federal Home Loan Mortgage Corp.	6.500		08/01/32		4	4,687
Federal Home Loan Mortgage Corp.	6.500		08/01/32		4	4,838
Federal Home Loan Mortgage Corp.	6.500		08/01/32		5	5,101
Federal Home Loan Mortgage Corp.	6.500		09/01/32		24	26,551
Federal Home Loan Mortgage Corp.	6.500		11/01/33		26	28,757
Federal Home Loan Mortgage Corp.	6.750		09/15/29		11,500	16,457,515
Federal Home Loan Mortgage Corp.(k)	6.750		03/15/31		52,373	77,424,790
Federal Home Loan Mortgage Corp.	7.000		09/01/32		30	30,806
Federal Home Loan Mortgage Corp.	8.500		08/01/24		2	1,954
Federal Home Loan Mortgage Corp.	8.500		11/01/24		1	978
Federal Home Loan Mortgage Corp., MTN	2.550	(s)	12/17/29		1,485	1,192,528
Federal Home Loan Mortgage Corp., MTN	2.559	(s)	12/14/29		4,500	3,616,571
Federal Home Loan Mortgage Corp., MTN(k)	3.156	(s)	12/11/25		34,748	30,915,754
Federal Judiciary Office Building Trust	2.104	(s)	02/15/24		325	299,367
Federal National Mortgage Assoc.(k)	1.875		09/24/26		55,080	55,862,279
Federal National Mortgage Assoc.(k)	2.125		04/24/26		13,022	13,400,608
Federal National Mortgage Assoc.	3.000		TBA		471,000	478,616,955
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco+ 1.250% (Cap 11.612%, Floor 2.968%)	3.329	(c)	05/01/36		10	10,248
Federal National Mortgage Assoc.	3.500		TBA		278,000	285,449,533
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco+ 1.251% (Cap 12.955%, Floor 2.965%)	3.500	(c)	05/01/36		5	4,644
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.400% (Cap 10.400%, Floor 1.400%)	3.790	(c)	09/01/40		15	14,465
Federal National Mortgage Assoc.	4.000		12/01/40		151	161,108
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco+ 1.250% (Cap 12.788%, Floor 4.495%)	4.495	(c)	01/01/28		2	2,099
Federal National Mortgage Assoc.	4.500		01/01/25		60	62,741
Federal National Mortgage Assoc.	4.500		02/01/33		7	7,514
Federal National Mortgage Assoc.	4.500		08/01/33		5	5,564
Federal National Mortgage Assoc.(h)	4.500		08/01/40		10,424	11,283,888
Federal National Mortgage Assoc.	5.000		12/01/19		1	789
Federal National Mortgage Assoc.	5.000		03/01/34		704	777,025
Federal National Mortgage Assoc.	5.375		12/07/28	GBP	11,098	19,541,161
Federal National Mortgage Assoc.	5.500		07/01/33		17	18,304
Federal National Mortgage Assoc.	5.500		08/01/33		1	663
Federal National Mortgage Assoc.	5.500		10/01/33		66	74,195

See Notes to Financial Statements.

PGIM Total Return Bond Fund	109

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%		11/01/33	9		$9,899
Federal National Mortgage Assoc.	5.500		01/01/34	12		12,543
Federal National Mortgage Assoc.	5.500		04/01/34	5		5,693
Federal National Mortgage Assoc.	5.500		04/01/34	24		27,435
Federal National Mortgage Assoc.	5.500		04/01/34	96		107,348
Federal National Mortgage Assoc.	5.500		05/01/34	5		5,212
Federal National Mortgage Assoc.	5.500		05/01/34	25		27,609
Federal National Mortgage Assoc.	5.500		05/01/34	74		79,597
Federal National Mortgage Assoc.	5.500		03/01/35	1,238		1,383,278
Federal National Mortgage Assoc.	6.000		09/01/32	—	(r)	180
Federal National Mortgage Assoc.	6.000		11/01/32	4		4,598
Federal National Mortgage Assoc.	6.000		03/01/33	2		2,671
Federal National Mortgage Assoc.	6.000		10/01/33	5		5,831
Federal National Mortgage Assoc.	6.000		11/01/33	165		184,560
Federal National Mortgage Assoc.	6.000		02/01/34	151		173,335
Federal National Mortgage Assoc.	6.000		11/01/34	23		25,957
Federal National Mortgage Assoc.	6.000		11/01/34	48		55,598
Federal National Mortgage Assoc.	6.000		01/01/35	44		48,972
Federal National Mortgage Assoc.	6.000		04/01/36	1		1,557
Federal National Mortgage Assoc.	6.000		04/01/36	7		7,669
Federal National Mortgage Assoc.	6.000		04/01/36	11		12,285
Federal National Mortgage Assoc.	6.000		06/01/37	18		20,225
Federal National Mortgage Assoc.(k)	6.250		05/15/29	35,944		49,647,399
Federal National Mortgage Assoc.	6.500		09/01/21	2		2,550
Federal National Mortgage Assoc.	6.500		07/01/32	13		15,031
Federal National Mortgage Assoc.	6.500		08/01/32	13		14,822
Federal National Mortgage Assoc.	6.500		09/01/32	1		1,204
Federal National Mortgage Assoc.	6.500		09/01/32	35		39,452
Federal National Mortgage Assoc.	6.500		09/01/32	44		49,090
Federal National Mortgage Assoc.	6.500		09/01/32	63		72,493
Federal National Mortgage Assoc.	6.500		10/01/32	34		37,516
Federal National Mortgage Assoc.	6.500		04/01/33	52		59,673
Federal National Mortgage Assoc.(k)	6.625		11/15/30	56,874		83,072,346
Federal National Mortgage Assoc.	7.000		05/01/32	26		29,437
Federal National Mortgage Assoc.	7.000		06/01/32	8		9,408
Federal National Mortgage Assoc.(k)	7.125		01/15/30	7,255		10,720,983
Freddie Mac Strips Coupon	2.692	(s)	03/15/30	200		159,043
Freddie Mac Strips Coupon	2.875	(s)	01/15/21	6,207		6,069,398
Freddie Mac Strips Coupon	2.881	(s)	03/15/21	176		171,566
Freddie Mac Strips Coupon	3.226	(s)	01/15/32	1,526		1,155,531
Freddie Mac Strips Coupon	3.247	(s)	07/15/32	1,550		1,160,409
Freddie Mac Strips Principal	2.964	(s)	07/15/32	3,309		2,482,643
Government National Mortgage Assoc.	3.000		01/15/45	150		154,616
Government National Mortgage Assoc.	3.000		03/15/45	42		43,235
Government National Mortgage Assoc.	3.000		03/15/45	274		281,891

See Notes to Financial Statements.

110

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.500%		10/15/40	314		$329,740
Government National Mortgage Assoc.	4.500		02/20/41	2,481		2,683,653
Government National Mortgage Assoc.	5.000		08/20/39	743		821,910
Government National Mortgage Assoc.	6.000		01/15/33	22		23,977
Government National Mortgage Assoc.	6.000		03/15/33	6		6,676
Government National Mortgage Assoc.	6.000		05/15/33	7		7,671
Government National Mortgage Assoc.	6.000		06/15/33	6		6,936
Government National Mortgage Assoc.	6.000		12/15/33	16		17,431
Government National Mortgage Assoc.	6.500		09/15/32	45		49,446
Government National Mortgage Assoc.	6.500		09/15/32	67		73,921
Government National Mortgage Assoc.	6.500		11/15/33	47		52,216
Government National Mortgage Assoc.	6.500		11/15/33	142		157,707
Government National Mortgage Assoc.	6.500		07/15/38	2		1,852
Government National Mortgage Assoc.	8.000		08/20/31	—	(r)	198
Government National Mortgage Assoc.	8.500		06/15/30	—	(r)	209
Government National Mortgage Assoc.	8.500		08/20/30	2		2,930
Hashemite Kingdom of Jordan Government, USAID Bond, Gov’t. Gtd. Notes	3.000		06/30/25	5,256		5,602,034
Indonesia Government AID Bond, Gov’t. Gtd. Notes^	6.650		07/15/29	16,449		20,150,127
Israel Government, USAID Bond, Gov’t. Gtd. Notes	1.877	(s)	08/15/26	23,470		20,467,575
Israel Government, USAID Bond, Gov’t. Gtd. Notes	1.980	(s)	11/15/26	7,325		6,355,824
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.200	(s)	11/01/24	2,504		2,277,562
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.240	(s)	02/15/26	514		453,891
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.308	(s)	11/01/24	6,769		6,161,447
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.360	(s)	11/01/23	1,419		1,316,991
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.723	(s)	08/15/23	7,065		6,583,581
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.975	(s)	02/15/26	2,800		2,472,692
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.018	(s)	11/15/26	2,800		2,429,315
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.028	(s)	02/15/21	1,500		1,463,421
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.142	(s)	11/01/24	1,000		909,985
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.329	(s)	05/15/25	16,000		14,380,160
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500		12/04/23	4,645		5,336,324
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500		09/18/33	21,227		29,632,462
New Valley Generation II, Pass-Through Certificates	5.572		05/01/20	179		179,290
New Valley Generation IV, Pass-Through Certificates	4.687		01/15/22	415		424,455
New Valley Generation V, Pass-Through Certificates	4.929		01/15/21	699		717,334
Overseas Private Investment Corp., Gov’t. Gtd. Notes	0.000	(s)	07/17/25	7,400		8,074,140
Overseas Private Investment Corp., Gov’t. Gtd. Notes	0.000	(s)	07/17/25	26,664		27,936,665
Overseas Private Investment Corp., Gov’t. Gtd. Notes	0.000	(s)	04/09/26	3,000		3,235,534
Overseas Private Investment Corp., Gov’t. Gtd. Notes	0.000	(s)	01/24/29	16,600		16,586,720

See Notes to Financial Statements.

PGIM Total Return Bond Fund	111

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Overseas Private Investment Corp., Gov’t. Gtd. Notes	2.090%		05/15/28		2,626	$2,639,825
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.000		10/05/34		6,891	7,336,529
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.190		10/05/34		2,953	3,190,401
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.490		12/20/29		164	175,448
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.820		12/20/32		107	118,700
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes	1.716	(s)	07/15/20		1,964	1,940,775
Resolution Funding Corp., Strips Interest, Bonds	1.703	(s)	07/15/23		2,774	2,593,259
Resolution Funding Corp., Strips Interest, Bonds	1.970	(s)	01/15/29		300	246,808
Resolution Funding Corp., Strips Interest, Bonds	2.457	(s)	01/15/30		1,517	1,216,921
Resolution Funding Corp., Strips Interest, Bonds	2.912	(s)	04/15/28		12,391	10,435,695
Resolution Funding Corp., Strips Interest, Bonds	2.931	(s)	01/15/28		9,795	8,291,339
Resolution Funding Corp., Strips Interest, Bonds	3.248	(s)	10/15/27		8,520	7,260,209
Resolution Funding Corp., Strips Interest, Bonds	3.657	(s)	04/15/30		18,250	14,561,119
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875		02/01/27		5,675	6,026,992
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350		06/07/21	GBP	2,000	2,757,456
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980		04/01/36		790	1,153,233
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.235		07/15/45		5,022	5,163,089
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750		11/01/25		2,459	3,141,851
Tennessee Valley Authority Generic Strip, Bonds	1.901	(s)	07/15/20		300	296,411
Tennessee Valley Authority Generic Strip, Bonds	2.351	(s)	09/15/27		2,037	1,730,605
Tennessee Valley Authority Generic Strip, Bonds	2.716	(s)	06/15/29		1,400	1,129,751
Tennessee Valley Authority Principal Strip	3.912	(s)	06/15/35		1,300	853,722
Tennessee Valley Authority Strips Principal, Bonds	2.846	(s)	11/01/25		110	97,975
Tennessee Valley Authority Strips Principal, Bonds	2.972	(s)	05/01/30		15,733	12,321,423
Tennessee Valley Authority Strips Principal, Unsec’d. Notes	2.957	(s)	09/15/24		1,999	1,823,739

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,538,716,686)						1,578,392,504

U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Bonds(k)	2.500		02/15/45		20,920	22,225,048
U.S. Treasury Bonds(k)	2.750		08/15/47		32,400	36,210,797
U.S. Treasury Bonds(h)	2.750		11/15/47		22,000	24,608,203
U.S. Treasury Bonds(k)	2.875		08/15/45		8,905	10,136,742
U.S. Treasury Bonds	2.875		05/15/49		36,335	41,822,153
U.S. Treasury Bonds(a)(h)	3.000		05/15/45		210,000	244,166,015
U.S. Treasury Bonds	3.000		02/15/47		7,475	8,748,378
U.S. Treasury Bonds(k)	3.000		02/15/48		19,830	23,247,577

See Notes to Financial Statements.

112

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	3.125%		02/15/43	10,000	$11,777,344
U.S. Treasury Bonds(k)	3.625		08/15/43	20,000	25,469,531
U.S. Treasury Bonds	3.750		11/15/43	20,000	25,978,125
U.S. Treasury Notes	1.375		10/15/22	100	99,598
U.S. Treasury Notes	1.500		10/31/24	67,670	67,609,203
U.S. Treasury Notes	1.625		10/31/26	4,750	4,755,752
U.S. Treasury Notes(h)	1.625		08/15/29	69,510	69,094,569
U.S. Treasury Notes(k)	1.750		05/15/23	47,750	48,117,451
U.S. Treasury Notes	2.000		02/15/25	5,165	5,281,213
U.S. Treasury Notes(h)	2.000		08/15/25	30,000	30,701,953
U.S. Treasury Notes(k)	2.125		11/30/23	40,000	40,942,188
U.S. Treasury Notes(k)	2.125		05/15/25	115,320	118,712,029
U.S. Treasury Notes	2.250		11/15/24	18,100	18,715,117
U.S. Treasury Notes(k)	2.500		05/15/24	69,160	72,093,897
U.S. Treasury Notes	2.750		05/31/23	31,750	33,100,615
U.S. Treasury Strips Coupon(k)	1.881	(s)	05/15/31	13,800	11,108,485
U.S. Treasury Strips Coupon(k)	1.898	(s)	08/15/29	13,800	11,565,225
U.S. Treasury Strips Coupon(k)	1.969	(s)	02/15/32	40,000	31,607,109
U.S. Treasury Strips Coupon(k)	2.027	(s)	05/15/39	78,095	51,091,631
U.S. Treasury Strips Coupon	2.056	(s)	11/15/38	69,525	46,044,960
U.S. Treasury Strips Coupon(h)	2.059	(s)	02/15/39	220,490	145,311,293
U.S. Treasury Strips Coupon(k)	2.100	(s)	11/15/35	27,600	19,807,957
U.S. Treasury Strips Coupon(k)	2.143	(s)	11/15/28	17,440	14,852,288
U.S. Treasury Strips Coupon(k)	2.174	(s)	05/15/29	42,370	35,702,393
U.S. Treasury Strips Coupon(k)	2.264	(s)	08/15/40	27,600	17,401,241
U.S. Treasury Strips Coupon(k)	2.394	(s)	11/15/43	124,950	72,003,718
U.S. Treasury Strips Coupon(k)	2.618	(s)	11/15/26	42,700	37,887,991

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,435,709,294)					1,477,997,789

				Shares

COMMON STOCK 0.0%

Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia) (cost $2,959,837)				146,034	1,163,891

PREFERRED STOCKS 0.0%

Banks 0.0%
Citigroup Capital XIII, 8.306%				22,000	600,380

See Notes to Financial Statements.

PGIM Total Return Bond Fund	113

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
PREFERRED STOCKS (Continued)

Capital Markets 0.0%
State Street Corp. 5.350%	315,000	$8,734,950

TOTAL PREFERRED STOCKS (cost $8,425,000)		9,335,330

TOTAL LONG-TERM INVESTMENTS (cost $48,514,379,197)		49,828,785,876

SHORT-TERM INVESTMENTS 4.9%

AFFILIATED MUTUAL FUNDS 4.8%
PGIM Core Short-Term Bond Fund(w)	83,542,925	771,101,198
PGIM Core Ultra Short Bond Fund(w)	274,586,084	274,586,084
PGIM Institutional Money Market Fund (cost $1,373,453,282; includes $1,370,604,562 of cash collateral for securities on loan)(b)(w)	1,373,519,779	1,373,794,483

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,421,553,275)		2,419,481,765

OPTIONS PURCHASED*~ 0.1% (cost $24,907,369)		36,929,801

TOTAL SHORT-TERM INVESTMENTS (cost $2,446,460,644)		2,456,411,566

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.7% (cost $50,960,839,841)		52,285,197,442

OPTIONS WRITTEN*~ (0.0)% (premiums received $14,552,868)		(15,190,939)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 104.7% (cost $50,946,286,973)		52,270,006,503
Liabilities in excess of other assets(z) (4.7)%		(2,341,979,890)

NET ASSETS 100.0%		$49,928,026,613

Below is a list of the abbreviation(s) used in the annual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

See Notes to Financial Statements.

114

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

Aces—Alternative Credit Enhancements Securities

AID—Agency for International Development

ARM—Adjustable Rate Mortgage

BABs—Build America Bonds

BROIS—Brazil Overnight Index Swap

CLO—Collateralized Loan Obligation

CMS—Constant Maturity Swap

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

FREMF—Freddie Mac Mortgage Trust

GMTN—Global Medium Term Note

ICE—Intercontinental Exchange

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

M—Monthly payment frequency for swaps

MTN—Medium Term Note

MUNIPSA—Municipal Swap Weekly Yield Index

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

See Notes to Financial Statements.

PGIM Total Return Bond Fund	115

Schedule of Investments (continued)

as of October 31, 2019

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMICS—Real Estate Mortgage Investment Conduit Security

S—Semiannual payment frequency for swaps

SONIA—Sterling Overnight Index Average

STACR—Structured Agency Credit Risk

Strips—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

USAID—United States Agency for International Development

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $670,311,537 and 1.3% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,341,372,214; cash collateral of $1,370,604,562 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of October 31, 2019.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	151,600	$57,767
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	100,800	24,808
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	89,496	1,002,167
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	231,722	2,428,747
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	451,251	4,881,707

See Notes to Financial Statements.

116

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	457,600	$5,189,891
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	90,553	948,412

Total OTC Traded (cost $1,226,139)							$14,533,499

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.31.V1, 06/20/24 (cost $23,681,230)	Call	Citibank, N.A.	12/18/19	4.00%	5.00%(Q)	iTraxx.XO .31.V1(Q)	EUR	415,000	$22,396,302

Total Options Purchased (cost $24,907,369)									$36,929,801

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Azerbaijan Contingent CAP	Call	Deutsche Bank AG	12/22/32	3.41%	—		448,300	$(123,437)
Hellenic Republic, 0.00%, 10/15/42^	Put	Deutsche Bank AG	12/17/19	0.32	—	EUR	3,000,000	(20,140)
Hellenic Republic, 3.50%, 01/30/23^	Put	Deutsche Bank AG	11/22/19	97.00	—	EUR	50,000	—
Hellenic Republic, 3.75%, 01/30/28^	Put	Deutsche Bank AG	09/10/20	87.00	—	EUR	68,000	—
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	01/29/21	$76.00	—		50,000	(8,727,753)

Total OTC Traded (premiums received $4,604,579)								$(8,871,330)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.31.V3, 12/20/23^	Put	Goldman Sachs International	12/18/19	$80.00	5.00%(Q)	CDX.NA.HY .31.V3(Q)	85,000	$—
CDX.NA.HY.32.V1, 06/20/24	Put	Goldman Sachs International	11/20/19	$98.00	5.00%(Q)	CDX.NA.HY .32.V1(Q)	400,000	(2,011)
CDX.NA.HY.32.V1, 06/20/24	Put	Bank of America, N.A.	01/15/20	$98.00	5.00%(Q)	CDX.NA.HY .32.V1(Q)	551,000	(404,708)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	117

Schedule of Investments (continued)

as of October 31, 2019

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.32.V2, 06/20/24	Put	Citibank, N.A.	01/15/20	$95.00	5.00%(Q)	CDX.NA.HY .32.V2(Q)		337,800	$(69,910)
CDX.NA.HY.33.V1, 12/20/24	Put	BNP Paribas S.A.	11/20/19	$103.00	5.00%(Q)	CDX.NA.HY .33.V1(Q)		300,000	(134,520)
CDX.NA.HY.33.V1, 12/20/24	Put	Citibank, N.A.	11/20/19	$104.00	5.00%(Q)	CDX.NA.HY .33.V1(Q)		500,000	(297,427)
CDX.NA.HY.33.V3, 12/20/24	Put	Citibank, N.A.	01/15/20	$96.50	5.00%(Q)	CDX.NA.HY .33.V3(Q)		500,000	(331,609)
CDX.NA.IG.33.V1, 12/20/29	Put	Goldman Sachs International	02/19/20	2.25%	1.00%(Q)	CDX.NA.IG .33.V1(Q)		950,000	(672,209)
iTraxx.EUR.32.V1, 12/20/29	Put	Goldman Sachs International	01/15/20	2.20%	1.00%(Q)	iTraxx.EUR .32.V1(Q)	EUR	1,200,000	(460,112)
iTraxx.XO.31.V1, 06/20/24	Put	Citibank, N.A.	12/18/19	4.00%	5.00%(Q)	iTraxx.XO .31.V1(Q)	EUR	91,800	(51,125)
iTraxx.XO.31.V1, 06/20/24	Put	Citibank, N.A.	06/17/20	4.00%	5.00%(Q)	iTraxx.XO .31.V1(Q)	EUR	323,200	(3,895,978)

Total OTC Swaptions (premiums received $9,948,289)									$(6,319,609)

Total Options Written (premiums received $14,552,868)									$(15,190,939)

Futures contracts outstanding at October 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
163,204	5 Year U.S. Treasury Notes	Dec. 2019	$19,454,427,629	$(73,997,910)
42,571	10 Year U.S. Treasury Notes	Dec. 2019	5,546,868,478	6,861,358
8,005	10 Year U.S. Ultra Treasury Notes	Dec. 2019	1,137,585,587	(17,863,635)
7,510	20 Year U.S. Treasury Bonds	Dec. 2019	1,211,926,250	(6,611,093)
3,320	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	629,970,000	(7,282,327)

				(98,893,607)

Short Positions:
84,365	2 Year U.S. Treasury Notes	Dec. 2019	18,189,225,778	33,366,022
2,030	5 Year Euro-Bobl	Dec. 2019	304,787,623	3,449,386
5,739	10 Year Euro-Bund	Dec. 2019	1,099,385,383	22,917,537
180	30 Year Euro Buxl	Dec. 2019	42,150,310	1,977,363

See Notes to Financial Statements.

118

Futures contracts outstanding at October 31, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
7	Euro Schatz Index	Dec. 2019	$874,942	$1,868
276	U.K. 10 Year Gilt	Dec. 2019	47,492,505	(135,571)

				61,576,605

				$(37,317,002)

Forward foreign currency exchange contracts outstanding at October 31, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/22/20	BNP Paribas S.A.	AUD	13,871	$9,542,000	$9,581,880	$39,880	$—
Expiring 01/22/20	HSBC Bank USA, N.A.	AUD	15,913	10,927,000	10,992,851	65,851	—
Expiring 01/22/20	UBS AG	AUD	18,086	12,442,000	12,494,018	52,018	—
Brazilian Real,
Expiring 11/04/19	BNP Paribas S.A.	BRL	99,713	25,001,499	24,856,552	—	(144,947)
Expiring 11/04/19	Citibank, N.A.	BRL	14,434	3,532,000	3,597,984	65,984	—
Expiring 11/04/19	HSBC Bank USA, N.A.	BRL	15,687	3,852,000	3,910,519	58,519	—
Expiring 11/04/19	JPMorgan Chase Bank, N.A.	BRL	379,920	93,308,900	94,706,428	1,397,528	—
Expiring 12/03/19	JPMorgan Chase Bank, N.A.	BRL	13,579	3,396,000	3,378,960	—	(17,040)
British Pound,
Expiring 01/17/20	Barclays Bank PLC	GBP	29,061	37,573,994	37,743,601	169,607	—
Expiring 01/17/20	Barclays Bank PLC	GBP	7,319	9,446,000	9,505,210	59,210	—
Expiring 01/17/20	BNP Paribas S.A.	GBP	10,883	14,119,000	14,135,023	16,023	—
Expiring 01/17/20	Citibank, N.A.	GBP	3,621	4,672,358	4,702,869	30,511	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	GBP	13,244	17,050,000	17,201,512	151,512	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	119

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 01/17/20	Morgan Stanley & Co. International PLC	GBP	8,780	$11,317,000	$11,402,914	$85,914	$—
Canadian Dollar,
Expiring 01/22/20	Barclays Bank PLC	CAD	16,675	12,777,000	12,665,970	—	(111,030)
Expiring 01/22/20	BNP Paribas S.A.	CAD	11,430	8,745,000	8,681,836	—	(63,164)
Chilean Peso,
Expiring 12/18/19	Bank of America, N.A.	CLP	1,007,580	1,400,000	1,360,297	—	(39,703)
Expiring 12/18/19	Barclays Bank PLC	CLP	6,455,678	9,046,000	8,715,578	—	(330,422)
Expiring 12/18/19	Barclays Bank PLC	CLP	3,443,292	4,791,000	4,648,664	—	(142,336)
Expiring 12/18/19	BNP Paribas S.A.	CLP	13,892,432	19,152,900	18,755,671	—	(397,229)
Expiring 12/18/19	BNP Paribas S.A.	CLP	8,362,328	11,569,105	11,289,678	—	(279,427)
Expiring 12/18/19	BNP Paribas S.A.	CLP	4,029,169	5,592,600	5,439,636	—	(152,964)
Expiring 12/18/19	Goldman Sachs International	CLP	10,410,347	14,564,000	14,054,635	—	(509,365)
Expiring 12/18/19	Goldman Sachs International	CLP	4,088,391	5,645,000	5,519,590	—	(125,410)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	CLP	6,730,546	9,332,620	9,086,667	—	(245,953)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	CLP	5,443,005	7,489,000	7,348,405	—	(140,595)
Expiring 12/18/19	UBS AG	CLP	10,934,167	15,099,500	14,761,825	—	(337,675)
Expiring 12/18/19	UBS AG	CLP	5,974,301	8,424,000	8,065,688	—	(358,312)
Expiring 12/18/19	UBS AG	CLP	4,849,460	6,700,000	6,547,081	—	(152,919)
Chinese Renminbi,
Expiring 02/14/20	BNP Paribas S.A.	CNH	415,116	58,511,510	58,726,914	215,404	—
Expiring 02/14/20	BNP Paribas S.A.	CNH	77,306	10,911,000	10,936,503	25,503	—
Expiring 02/14/20	BNP Paribas S.A.	CNH	73,091	10,350,000	10,340,295	—	(9,705)

See Notes to Financial Statements.

120

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/14/20	Citibank, N.A.	CNH	64,507	$9,114,000	$9,125,891	$11,891	$—
Expiring 05/14/21	Citibank, N.A.	CNH	337,388	48,350,184	47,121,450	—	(1,228,734)
Colombian Peso,
Expiring 12/18/19	Citibank, N.A.	COP	12,693,888	3,673,000	3,748,808	75,808	—
Czech Koruna,
Expiring 01/17/20	Citibank, N.A.	CZK	146,297	6,385,000	6,402,691	17,691	—
Expiring 01/17/20	Citibank, N.A.	CZK	133,180	5,711,000	5,828,627	117,627	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	CZK	285,883	12,429,000	12,511,686	82,686	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	CZK	203,669	8,708,000	8,913,560	205,560	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	CZK	174,895	7,636,000	7,654,283	18,283	—
Expiring 01/17/20	UBS AG	CZK	119,105	5,176,000	5,212,652	36,652	—
Euro,
Expiring 01/17/20	Barclays Bank PLC	EUR	17,730	19,875,000	19,884,244	9,244	—
Expiring 01/17/20	Barclays Bank PLC	EUR	17,241	19,362,000	19,335,817	—	(26,183)
Expiring 01/17/20	Barclays Bank PLC	EUR	14,678	16,330,000	16,461,536	131,536	—
Expiring 01/17/20	Barclays Bank PLC	EUR	5,908	6,611,000	6,625,896	14,896	—
Expiring 01/17/20	BNP Paribas S.A.	EUR	4,957	5,552,000	5,559,383	7,383	—
Expiring 01/17/20	HSBC Bank USA, N.A.	EUR	20,000	22,387,306	22,430,027	42,721	—
Hungarian Forint,
Expiring 01/17/20	Citibank, N.A.	HUF	2,019,520	6,745,000	6,885,417	140,417	—
Expiring 01/17/20	Citibank, N.A.	HUF	1,195,927	4,068,000	4,077,431	9,431	—
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	HUF	2,287,508	7,652,000	7,799,102	147,102	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	121

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 12/18/19	Barclays Bank PLC	INR	489,286	$6,872,000	$6,845,191	$—	$(26,809)
Expiring 12/18/19	Barclays Bank PLC	INR	405,430	5,571,000	5,672,020	101,020	—
Expiring 12/18/19	Citibank, N.A.	INR	3,212,461	44,080,279	44,942,809	862,530	—
Expiring 12/18/19	Citibank, N.A.	INR	646,739	8,958,000	9,047,982	89,982	—
Expiring 12/18/19	HSBC Bank USA, N.A.	INR	7,563,992	104,108,349	105,821,394	1,713,045	—
Expiring 12/18/19	HSBC Bank USA, N.A.	INR	494,303	6,937,000	6,915,372	—	(21,628)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	INR	796,204	10,996,000	11,139,013	143,013	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	INR	726,967	10,108,000	10,170,383	62,383	—
Indonesian Rupiah,
Expiring 12/18/19	BNP Paribas S.A.	IDR	104,214,994	7,409,000	7,361,276	—	(47,724)
Expiring 12/18/19	Citibank, N.A.	IDR	101,392,528	7,193,000	7,161,910	—	(31,090)
Expiring 12/18/19	HSBC Bank USA, N.A.	IDR	382,228,522	27,090,000	26,998,894	—	(91,106)
Expiring 12/18/19	HSBC Bank USA, N.A.	IDR	98,745,240	6,886,000	6,974,917	88,917	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	IDR	89,323,860	6,229,000	6,309,433	80,433	—
Israeli Shekel,
Expiring 12/18/19	Bank of America, N.A.	ILS	48,971	14,050,000	13,929,048	—	(120,952)
Expiring 12/18/19	Barclays Bank PLC	ILS	42,210	12,174,000	12,005,831	—	(168,169)
Expiring 12/18/19	Barclays Bank PLC	ILS	31,296	8,999,000	8,901,693	—	(97,307)
Expiring 12/18/19	Barclays Bank PLC	ILS	26,228	7,497,075	7,460,065	—	(37,010)
Expiring 12/18/19	Barclays Bank PLC	ILS	25,669	7,409,000	7,300,985	—	(108,015)
Expiring 12/18/19	Barclays Bank PLC	ILS	15,670	4,484,825	4,457,059	—	(27,766)
Expiring 12/18/19	Citibank, N.A.	ILS	50,507	14,496,700	14,365,717	—	(130,983)

See Notes to Financial Statements.

122

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 12/18/19	Citibank, N.A.	ILS	45,382	$12,855,000	$12,908,280	$53,280	$—
Expiring 12/18/19	Citibank, N.A.	ILS	44,413	12,722,000	12,632,402	—	(89,598)
Expiring 12/18/19	Citibank, N.A.	ILS	41,035	11,657,000	11,671,744	14,744	—
Expiring 12/18/19	Citibank, N.A.	ILS	27,280	7,779,000	7,759,383	—	(19,617)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ILS	65,530	18,616,022	18,639,012	22,990	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ILS	39,444	11,231,697	11,219,186	—	(12,511)
Japanese Yen,
Expiring 01/17/20	Barclays Bank PLC	JPY	1,259,333	11,666,000	11,724,431	58,431	—
Expiring 01/17/20	BNP Paribas S.A.	JPY	590,512	5,469,000	5,497,684	28,684	—
Expiring 01/17/20	Citibank, N.A.	JPY	647,300	6,001,000	6,026,384	25,384	—
Mexican Peso,
Expiring 12/18/19	Barclays Bank PLC	MXN	158,822	8,247,000	8,194,983	—	(52,017)
Expiring 12/18/19	Barclays Bank PLC	MXN	93,167	4,796,000	4,807,300	11,300	—
Expiring 12/18/19	Citibank, N.A.	MXN	95,513	4,939,000	4,928,363	—	(10,637)
Expiring 12/18/19	Goldman Sachs International	MXN	86,530	4,447,000	4,464,820	17,820	—
Expiring 12/18/19	HSBC Bank USA, N.A.	MXN	141,322	7,258,000	7,292,032	34,032	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	MXN	1,561,787	77,398,566	80,586,154	3,187,588	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	183,099	9,481,000	9,447,682	—	(33,318)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	120,435	6,060,000	6,214,293	154,293	—
Expiring 12/18/19	UBS AG	MXN	157,586	8,167,000	8,131,248	—	(35,752)
New Taiwanese Dollar,
Expiring 12/18/19	Barclays Bank PLC	TWD	498,862	16,463,000	16,470,873	7,873	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	123

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 12/18/19	Barclays Bank PLC	TWD	283,763	$9,393,000	$9,368,960	$—	$(24,040)
Expiring 12/18/19	Barclays Bank PLC	TWD	240,337	7,928,000	7,935,194	7,194	—
Expiring 12/18/19	Credit Suisse International	TWD	609,228	19,875,000	20,114,834	239,834	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	1,743,283	56,934,680	57,557,806	623,126	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	314,725	10,220,000	10,391,242	171,242	—
New Zealand Dollar,
Expiring 01/22/20	Barclays Bank PLC	NZD	16,403	10,495,000	10,532,515	37,515	—
Expiring 01/22/20	BNP Paribas S.A.	NZD	14,640	9,403,000	9,400,395	—	(2,605)
Norwegian Krone,
Expiring 01/17/20	Bank of America, N.A.	NOK	834,405	91,635,432	90,779,685	—	(855,747)
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	NOK	793,067	87,251,851	86,282,310	—	(969,541)
Peruvian Nuevo Sol,
Expiring 12/18/19	Bank of America, N.A.	PEN	40,405	11,916,000	12,062,119	146,119	—
Expiring 12/18/19	BNP Paribas S.A.	PEN	206,050	60,961,671	61,512,661	550,990	—
Expiring 12/18/19	BNP Paribas S.A.	PEN	29,984	8,869,000	8,951,146	82,146	—
Expiring 12/18/19	BNP Paribas S.A.	PEN	27,130	7,984,000	8,099,315	115,315	—
Expiring 12/18/19	BNP Paribas S.A.	PEN	25,689	7,545,000	7,669,054	124,054	—
Expiring 12/18/19	Citibank, N.A.	PEN	28,982	8,567,000	8,652,104	85,104	—
Expiring 12/18/19	HSBC Bank USA, N.A.	PEN	24,369	7,248,000	7,274,778	26,778	—
Philippine Peso,
Expiring 12/18/19	Barclays Bank PLC	PHP	938,578	18,346,300	18,451,722	105,422	—
Expiring 12/18/19	Credit Suisse International	PHP	567,912	11,117,000	11,164,708	47,708	—
Expiring 12/18/19	Goldman Sachs International	PHP	410,959	7,952,000	8,079,142	127,142	—

See Notes to Financial Statements.

124

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PHP	1,388,467	$26,582,440	$27,296,189	$713,749	$—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	PHP	558,121	10,693,000	10,972,228	279,228	—
Polish Zloty,
Expiring 01/17/20	Barclays Bank PLC	PLN	27,861	7,269,000	7,296,381	27,381	—
Expiring 01/17/20	Citibank, N.A.	PLN	38,718	9,950,000	10,139,551	189,551	—
Expiring 01/17/20	Citibank, N.A.	PLN	31,132	8,017,000	8,153,099	136,099	—
Expiring 01/17/20	Citibank, N.A.	PLN	22,304	5,822,000	5,841,034	19,034	—
Expiring 01/17/20	HSBC Bank USA, N.A.	PLN	35,980	9,364,000	9,422,692	58,692	—
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	PLN	18,962	4,920,001	4,965,823	45,822	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	PLN	38,270	9,997,000	10,022,169	25,169	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	PLN	19,373	5,034,000	5,073,436	39,436	—
Expiring 01/17/20	UBS AG	PLN	21,115	5,496,000	5,529,589	33,589	—
Russian Ruble,
Expiring 12/18/19	Barclays Bank PLC	RUB	448,792	6,774,000	6,949,489	175,489	—
Expiring 12/18/19	Barclays Bank PLC	RUB	434,867	6,686,000	6,733,863	47,863	—
Expiring 12/18/19	Barclays Bank PLC	RUB	363,791	5,600,000	5,633,247	33,247	—
Expiring 12/18/19	Barclays Bank PLC	RUB	347,042	5,295,000	5,373,902	78,902	—
Expiring 12/18/19	Barclays Bank PLC	RUB	306,663	4,631,000	4,748,627	117,627	—
Expiring 12/18/19	Citibank, N.A.	RUB	616,161	9,516,000	9,541,169	25,169	—
Expiring 12/18/19	Citibank, N.A.	RUB	434,852	6,501,000	6,733,622	232,622	—
Expiring 12/18/19	Citibank, N.A.	RUB	309,766	4,766,000	4,796,687	30,687	—
Expiring 12/18/19	Credit Suisse International	RUB	929,199	14,405,074	14,388,524	—	(16,550)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	125

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	RUB	194,160	$3,000,000	$3,006,541	$6,541	$—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	RUB	4,222,044	62,134,576	65,377,782	3,243,206	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	RUB	3,176,872	46,950,000	49,193,426	2,243,426	—
Singapore Dollar,
Expiring 12/18/19	Barclays Bank PLC	SGD	17,837	13,096,000	13,117,975	21,975	—
Expiring 12/18/19	Barclays Bank PLC	SGD	11,577	8,513,000	8,513,868	868	—
Expiring 12/18/19	Barclays Bank PLC	SGD	9,822	7,127,000	7,222,925	95,925	—
Expiring 12/18/19	Citibank, N.A.	SGD	29,606	21,539,990	21,772,514	232,524	—
Expiring 12/18/19	Citibank, N.A.	SGD	15,124	11,098,000	11,122,148	24,148	—
Expiring 12/18/19	Citibank, N.A.	SGD	14,580	10,587,000	10,722,503	135,503	—
Expiring 12/18/19	Goldman Sachs International	SGD	113,961	83,722,900	83,808,589	85,689	—
Expiring 12/18/19	Goldman Sachs International	SGD	12,031	8,839,000	8,847,637	8,637	—
Expiring 12/18/19	HSBC Bank USA, N.A.	SGD	18,005	13,217,000	13,241,433	24,433	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	SGD	21,499	15,790,000	15,810,968	20,968	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	SGD	20,912	15,364,000	15,379,352	15,352	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	SGD	13,804	10,145,000	10,151,631	6,631	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	SGD	12,219	8,832,000	8,986,266	154,266	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	25,470	18,514,000	18,731,014	217,014	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	16,519	12,043,000	12,148,383	105,383	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	13,231	9,712,000	9,730,490	18,490	—
South African Rand,
Expiring 12/18/19	Barclays Bank PLC	ZAR	104,082	6,986,000	6,842,935	—	(143,065)

See Notes to Financial Statements.

126

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 12/18/19	Barclays Bank PLC	ZAR	52,282	$3,552,000	$3,437,301	$—	$(114,699)
Expiring 12/18/19	Citibank, N.A.	ZAR	104,728	7,007,000	6,885,387	—	(121,613)
Expiring 12/18/19	HSBC Bank USA, N.A.	ZAR	101,919	6,835,000	6,700,698	—	(134,302)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ZAR	229,388	14,906,971	15,081,239	174,268	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ZAR	200,267	13,185,781	13,166,633	—	(19,148)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ZAR	67,600	4,607,000	4,444,379	—	(162,621)
Expiring 12/18/19	The Toronto-Dominion Bank	ZAR	67,068	4,546,000	4,409,413	—	(136,587)
Expiring 12/18/19	UBS AG	ZAR	79,190	5,209,000	5,206,350	—	(2,650)
South Korean Won,
Expiring 12/18/19	Barclays Bank PLC	KRW	16,174,679	13,761,000	13,834,479	73,479	—
Expiring 12/18/19	BNP Paribas S.A.	KRW	15,851,277	13,326,001	13,557,868	231,867	—
Expiring 12/18/19	HSBC Bank USA, N.A.	KRW	26,933,842	22,663,000	23,036,975	373,975	—
Expiring 12/18/19	HSBC Bank USA, N.A.	KRW	19,288,051	16,233,000	16,497,399	264,399	—
Expiring 12/18/19	HSBC Bank USA, N.A.	KRW	19,000,916	15,923,000	16,251,807	328,807	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	20,939,196	17,942,863	17,909,651	—	(33,212)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	17,220,697	14,487,000	14,729,156	242,156	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	11,214,059	9,522,000	9,591,576	69,576	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	10,655,236	9,096,000	9,113,605	17,605	—
Swedish Krona,
Expiring 01/17/20	Barclays Bank PLC	SEK	126,435	13,098,000	13,155,183	57,183	—
Expiring 01/17/20	Barclays Bank PLC	SEK	84,271	8,762,000	8,768,167	6,167	—
Expiring 01/17/20	BNP Paribas S.A.	SEK	75,554	7,898,000	7,861,193	—	(36,807)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	127

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 01/17/20	BNP Paribas S.A.	CHF	5,712	$5,801,000	$5,827,318	$26,318	$—
Expiring 01/17/20	BNP Paribas S.A.	CHF	5,687	5,806,000	5,801,619	—	(4,381)
Expiring 01/17/20	Morgan Stanley & Co. International PLC	CHF	14,573	14,797,700	14,866,792	69,092	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	CHF	7,310	7,381,000	7,457,143	76,143	—
Thai Baht,
Expiring 12/18/19	Barclays Bank PLC	THB	339,154	10,999,000	11,238,055	239,055	—
Expiring 12/18/19	BNP Paribas S.A.	THB	344,456	11,328,000	11,413,739	85,739	—
Expiring 12/18/19	Citibank, N.A.	THB	379,496	12,414,000	12,574,803	160,803	—
Expiring 12/18/19	Citibank, N.A.	THB	294,044	9,603,000	9,743,301	140,301	—
Expiring 12/18/19	Citibank, N.A.	THB	287,050	9,370,000	9,511,554	141,554	—
Expiring 12/18/19	Credit Suisse International	THB	897,874	29,185,000	29,751,523	566,523	—
Expiring 12/18/19	Goldman Sachs International	THB	528,187	17,307,000	17,501,764	194,764	—
Expiring 12/18/19	HSBC Bank USA, N.A.	THB	656,641	21,501,000	21,758,136	257,136	—
Expiring 12/18/19	HSBC Bank USA, N.A.	THB	253,757	8,309,000	8,408,369	99,369	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	376,623	12,316,000	12,479,614	163,614	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	375,284	12,353,000	12,435,241	82,241	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	273,866	8,949,000	9,074,705	125,705	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	THB	400,628	13,086,000	13,275,020	189,020	—
Expiring 12/18/19	UBS AG	THB	280,900	9,228,000	9,307,783	79,783	—
Turkish Lira,
Expiring 12/18/19	Barclays Bank PLC	TRY	87,431	14,946,328	15,097,362	151,034	—
Expiring 12/18/19	Barclays Bank PLC	TRY	64,894	11,080,975	11,205,616	124,641	—

See Notes to Financial Statements.

128

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 12/18/19	Barclays Bank PLC	TRY	52,697	$8,913,465	$9,099,610	$186,145	$—
Expiring 12/18/19	Barclays Bank PLC	TRY	42,955	7,401,450	7,417,349	15,899	—
Expiring 12/18/19	Barclays Bank PLC	TRY	38,112	6,516,411	6,581,045	64,634	—
Expiring 12/18/19	Barclays Bank PLC	TRY	21,986	3,732,000	3,796,411	64,411	—
Expiring 12/18/19	Barclays Bank PLC	TRY	19,857	3,439,000	3,428,869	—	(10,131)
Expiring 12/18/19	Citibank, N.A.	TRY	25,696	4,415,000	4,437,146	22,146	—
Expiring 12/18/19	Goldman Sachs International	TRY	84,512	14,405,074	14,593,224	188,150	—
Expiring 12/18/19	Goldman Sachs International	TRY	28,741	4,934,300	4,962,878	28,578	—
Expiring 12/18/19	UBS AG	TRY	24,848	4,242,000	4,290,594	48,594	—

				$2,793,337,223	$2,811,725,434	27,151,032	(8,762,821)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/22/20	Barclays Bank PLC	AUD	14,464	$9,895,000	$9,991,548	$—	$(96,548)
Expiring 01/22/20	BNP Paribas S.A.	AUD	9,387	6,480,000	6,484,648	—	(4,648)
Expiring 01/22/20	HSBC Bank USA, N.A.	AUD	130,769	89,532,147	90,334,691	—	(802,544)
Brazilian Real,
Expiring 11/04/19	Barclays Bank PLC	BRL	38,870	9,265,000	9,689,599	—	(424,599)
Expiring 11/04/19	JPMorgan Chase Bank, N.A.	BRL	13,074	3,143,000	3,259,068	—	(116,068)
Expiring 11/04/19	Morgan Stanley & Co. International PLC	BRL	20,801	5,024,000	5,185,173	—	(161,173)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	129

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 11/04/19	The Toronto-Dominion Bank	BRL	437,010	$104,850,006	$108,937,644	$—	$(4,087,638)
Expiring 12/03/19	BNP Paribas S.A.	BRL	99,713	24,961,444	24,811,974	149,470	—
British Pound,
Expiring 01/17/20	Barclays Bank PLC	GBP	16,539	21,318,000	21,480,351	—	(162,351)
Expiring 01/17/20	Barclays Bank PLC	GBP	11,112	14,299,000	14,432,101	—	(133,101)
Expiring 01/17/20	Barclays Bank PLC	GBP	10,265	13,282,000	13,331,746	—	(49,746)
Expiring 01/17/20	Barclays Bank PLC	GBP	8,391	10,940,000	10,897,925	42,075	—
Expiring 01/17/20	Barclays Bank PLC	GBP	3,292	4,219,000	4,275,240	—	(56,240)
Expiring 01/17/20	Citibank, N.A.	GBP	248,100	312,558,763	322,226,293	—	(9,667,530)
Expiring 01/17/20	Citibank, N.A.	GBP	48,101	61,650,384	62,472,804	—	(822,420)
Expiring 01/17/20	Deutsche Bank AG	GBP	248,100	314,523,714	322,226,293	—	(7,702,579)
Expiring 01/17/20	Morgan Stanley & Co. International PLC	GBP	27,999	36,034,410	36,364,671	—	(330,261)
Expiring 01/17/20	Morgan Stanley & Co. International PLC	GBP	19,671	25,438,000	25,547,955	—	(109,955)
Chilean Peso,
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	CLP	95,752,500	132,805,132	129,272,000	3,533,132	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CLP	47,876,250	66,402,566	64,636,000	1,766,566	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CLP	3,336,304	4,619,000	4,504,223	114,777	—
Expiring 12/18/19	The Toronto-Dominion Bank	CLP	47,876,250	67,336,498	64,636,000	2,700,498	—

See Notes to Financial Statements.

130

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	337,388	$48,428,608	$47,121,450	$1,307,158	$—
Colombian Peso,
Expiring 12/18/19	Barclays Bank PLC	COP	27,301,898	8,075,000	8,062,902	12,098	—
Expiring 12/18/19	Barclays Bank PLC	COP	24,620,495	7,268,000	7,271,020	—	(3,020)
Expiring 12/18/19	Barclays Bank PLC	COP	16,595,420	4,908,000	4,901,024	6,976	—
Expiring 12/18/19	BNP Paribas S.A.	COP	19,136,825	5,507,000	5,651,561	—	(144,561)
Expiring 12/18/19	BNP Paribas S.A.	COP	16,570,947	4,799,000	4,893,796	—	(94,796)
Expiring 12/18/19	Goldman Sachs International	COP	60,930,603	17,936,592	17,994,262	—	(57,670)
Expiring 12/18/19	Goldman Sachs International	COP	24,135,055	7,109,000	7,127,658	—	(18,658)
Expiring 12/18/19	Goldman Sachs International	COP	11,615,283	3,438,000	3,430,270	7,730	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	COP	104,452,000	30,465,801	30,847,170	—	(381,369)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	COP	50,914,297	14,985,327	15,036,208	—	(50,881)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	COP	10,146,000	3,000,000	2,996,356	3,644	—
Expiring 12/18/19	UBS AG	COP	26,749,006	7,719,000	7,899,620	—	(180,620)
Expiring 12/18/19	UBS AG	COP	13,234,560	3,904,000	3,908,482	—	(4,482)
Czech Koruna,
Expiring 01/17/20	Barclays Bank PLC	CZK	303,209	12,977,656	13,269,931	—	(292,275)
Euro,
Expiring 01/17/20	Barclays Bank PLC	EUR	5,662	6,316,000	6,349,394	—	(33,394)
Expiring 01/17/20	BNP Paribas S.A.	EUR	12,398	13,847,000	13,904,818	—	(57,818)
Expiring 01/17/20	BNP Paribas S.A.	EUR	11,234	12,556,000	12,598,444	—	(42,444)
Expiring 01/17/20	BNP Paribas S.A.	EUR	9,118	10,226,000	10,226,350	—	(350)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	131

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 01/17/20	HSBC Bank USA, N.A.	EUR	1,285,190	$1,426,701,741	$1,441,341,805	$—	$(14,640,064)
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	EUR	1,378,559	1,531,351,421	1,546,055,634	—	(14,704,213)
Expiring 01/17/20	Morgan Stanley & Co. International PLC	EUR	31,010	34,550,348	34,777,197	—	(226,849)
Expiring 01/17/20	Morgan Stanley & Co. International PLC	EUR	9,316	10,429,719	10,447,532	—	(17,813)
Expiring 01/17/20	UBS AG	EUR	1,497,311	1,658,840,511	1,679,235,927	—	(20,395,416)
Hungarian Forint,
Expiring 01/17/20	Barclays Bank PLC	HUF	2,142,309	7,276,000	7,304,056	—	(28,056)
Expiring 01/17/20	Barclays Bank PLC	HUF	1,514,581	5,131,000	5,163,862	—	(32,862)
Expiring 01/17/20	Barclays Bank PLC	HUF	1,374,652	4,654,000	4,686,782	—	(32,782)
Expiring 01/17/20	The Toronto-Dominion Bank	HUF	26,665,764	89,340,025	90,915,098	—	(1,575,073)
Indian Rupee,
Expiring 12/18/19	Bank of America, N.A.	INR	764,066	10,629,000	10,689,394	—	(60,394)
Expiring 12/18/19	Barclays Bank PLC	INR	545,198	7,606,000	7,627,404	—	(21,404)
Expiring 12/18/19	BNP Paribas S.A.	INR	436,206	6,066,000	6,102,589	—	(36,589)
Expiring 12/18/19	Citibank, N.A.	INR	582,943	8,136,000	8,155,464	—	(19,464)
Expiring 12/18/19	HSBC Bank USA, N.A.	INR	2,114,986	29,397,307	29,588,979	—	(191,672)
Expiring 12/18/19	HSBC Bank USA, N.A.	INR	1,034,381	14,405,074	14,471,148	—	(66,074)
Expiring 12/18/19	HSBC Bank USA, N.A.	INR	795,953	11,115,000	11,135,502	—	(20,502)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	INR	583,286	8,155,000	8,160,265	—	(5,265)

See Notes to Financial Statements.

132

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 12/18/19	Barclays Bank PLC	IDR	94,685,540	$6,626,000	$6,688,158	$—	$(62,158)
Expiring 12/18/19	Barclays Bank PLC	IDR	79,513,110	5,574,000	5,616,446	—	(42,446)
Expiring 12/18/19	BNP Paribas S.A.	IDR	82,675,852	5,801,000	5,839,848	—	(38,848)
Expiring 12/18/19	BNP Paribas S.A.	IDR	80,254,884	5,604,000	5,668,842	—	(64,842)
Expiring 12/18/19	Citibank, N.A.	IDR	209,376,252	14,799,000	14,789,391	9,609	—
Expiring 12/18/19	Citibank, N.A.	IDR	120,449,930	8,455,000	8,508,038	—	(53,038)
Expiring 12/18/19	HSBC Bank USA, N.A.	IDR	1,516,130,000	105,403,921	107,092,565	—	(1,688,644)
Expiring 12/18/19	HSBC Bank USA, N.A.	IDR	225,582,880	15,940,000	15,934,154	5,846	—
Expiring 12/18/19	HSBC Bank USA, N.A.	IDR	166,348,539	11,631,000	11,750,108	—	(119,108)
Expiring 12/18/19	HSBC Bank USA, N.A.	IDR	11,227,339	797,000	793,048	3,952	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	IDR	182,606,550	12,810,000	12,898,501	—	(88,501)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	IDR	89,270,560	6,269,000	6,305,669	—	(36,669)
Israeli Shekel,
Expiring 12/18/19	Barclays Bank PLC	ILS	205,697	58,664,105	58,506,987	157,118	—
Expiring 12/18/19	Citibank, N.A.	ILS	30,805	8,727,000	8,761,836	—	(34,836)
Expiring 12/18/19	Citibank, N.A.	ILS	28,475	8,058,000	8,099,097	—	(41,097)
Expiring 12/18/19	Citibank, N.A.	ILS	25,196	7,148,000	7,166,489	—	(18,489)
Expiring 12/18/19	HSBC Bank USA, N.A.	ILS	27,951	7,931,000	7,950,301	—	(19,301)
Japanese Yen,
Expiring 01/17/20	BNP Paribas S.A.	JPY	1,492,479	13,780,000	13,895,028	—	(115,028)
Expiring 01/17/20	Morgan Stanley & Co. International PLC	JPY	12,702,493	118,000,815	118,260,611	—	(259,796)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	133

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 12/18/19	Barclays Bank PLC	MXN	102,295	$5,210,000	$5,278,280	$—	$(68,280)
Expiring 12/18/19	Barclays Bank PLC	MXN	92,579	4,697,000	4,776,977	—	(79,977)
Expiring 12/18/19	Citibank, N.A.	MXN	292,288	15,174,000	15,081,659	92,341	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	MXN	305,509	15,520,419	15,763,841	—	(243,422)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	MXN	82,148	4,167,000	4,238,741	—	(71,741)
New Taiwanese Dollar,
Expiring 12/18/19	Barclays Bank PLC	TWD	255,675	8,427,000	8,441,603	—	(14,603)
Expiring 12/18/19	BNP Paribas S.A.	TWD	500,997	16,244,000	16,541,384	—	(297,384)
Expiring 12/18/19	BNP Paribas S.A.	TWD	334,028	10,901,000	11,028,585	—	(127,585)
Expiring 12/18/19	Credit Suisse International	TWD	5,557,611	178,980,267	183,495,111	—	(4,514,844)
Expiring 12/18/19	Credit Suisse International	TWD	341,138	11,024,000	11,263,310	—	(239,310)
Expiring 12/18/19	Goldman Sachs International	TWD	637,623	20,991,000	21,052,324	—	(61,324)
Expiring 12/18/19	Goldman Sachs International	TWD	512,746	16,537,000	16,929,293	—	(392,293)
Expiring 12/18/19	HSBC Bank USA, N.A.	TWD	661,271	21,360,000	21,833,135	—	(473,135)
Expiring 12/18/19	HSBC Bank USA, N.A.	TWD	636,604	20,802,000	21,018,680	—	(216,680)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	386,650	12,517,000	12,765,990	—	(248,990)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	248,215	8,110,000	8,195,280	—	(85,280)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	246,256	8,092,000	8,130,602	—	(38,602)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	243,465	7,924,000	8,038,457	—	(114,457)
New Zealand Dollar,
Expiring 01/22/20	Barclays Bank PLC	NZD	10,314	6,554,000	6,622,765	—	(68,765)

See Notes to Financial Statements.

134

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 01/22/20	Morgan Stanley & Co. International PLC	NZD	111,682	$70,872,288	$71,711,809	$—	$(839,521)
Expiring 01/22/20	The Toronto-Dominion Bank	NZD	8,113	5,188,000	5,209,215	—	(21,215)
Norwegian Krone,
Expiring 01/17/20	Barclays Bank PLC	NOK	99,611	10,865,000	10,837,283	27,717	—
Expiring 01/17/20	BNP Paribas S.A.	NOK	89,200	9,785,000	9,704,587	80,413	—
Peruvian Nuevo Sol,
Expiring 12/18/19	Bank of America, N.A.	PEN	48,825	14,496,700	14,575,793	—	(79,093)
Expiring 12/18/19	Bank of America, N.A.	PEN	39,213	11,684,000	11,706,239	—	(22,239)
Expiring 12/18/19	Bank of America, N.A.	PEN	29,282	8,728,000	8,741,747	—	(13,747)
Expiring 12/18/19	Barclays Bank PLC	PEN	25,573	7,593,000	7,634,427	—	(41,427)
Expiring 12/18/19	BNP Paribas S.A.	PEN	23,372	6,960,000	6,977,299	—	(17,299)
Expiring 12/18/19	Citibank, N.A.	PEN	29,714	8,911,000	8,870,500	40,500	—
Expiring 12/18/19	Goldman Sachs International	PEN	32,669	9,778,000	9,752,826	25,174	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PEN	30,348	9,021,000	9,059,984	—	(38,984)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PEN	28,085	8,313,000	8,384,413	—	(71,413)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PEN	26,591	7,920,000	7,938,385	—	(18,385)
Philippine Peso,
Expiring 12/18/19	Barclays Bank PLC	PHP	613,876	11,777,000	12,068,328	—	(291,328)
Expiring 12/18/19	Goldman Sachs International	PHP	378,373	7,282,000	7,438,514	—	(156,514)
Expiring 12/18/19	HSBC Bank USA, N.A.	PHP	893,988	17,037,000	17,575,102	—	(538,102)
Expiring 12/18/19	HSBC Bank USA, N.A.	PHP	644,900	12,281,000	12,678,231	—	(397,231)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	135

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 12/18/19	HSBC Bank USA, N.A.	PHP	620,281	$11,851,000	$12,194,249	$—	$(343,249)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PHP	371,939	7,128,000	7,312,033	—	(184,033)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	PHP	644,376	12,275,000	12,667,934	—	(392,934)
Russian Ruble,
Expiring 12/18/19	Bank of America, N.A.	RUB	403,083	6,117,000	6,241,682	—	(124,682)
Expiring 12/18/19	Barclays Bank PLC	RUB	587,828	8,905,000	9,102,436	—	(197,436)
Expiring 12/18/19	Barclays Bank PLC	RUB	275,364	4,225,000	4,263,980	—	(38,980)
Expiring 12/18/19	Citibank, N.A.	RUB	360,964	5,513,000	5,589,473	—	(76,473)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	RUB	224,480	3,453,000	3,476,035	—	(23,035)
Singapore Dollar,
Expiring 12/18/19	Barclays Bank PLC	SGD	12,392	9,010,000	9,113,544	—	(103,544)
Expiring 12/18/19	Goldman Sachs International	SGD	81,602	58,635,533	60,011,488	—	(1,375,955)
Expiring 12/18/19	HSBC Bank USA, N.A.	SGD	12,881	9,391,000	9,472,727	—	(81,727)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	SGD	11,469	8,414,000	8,434,690	—	(20,690)
South African Rand,
Expiring 12/18/19	Barclays Bank PLC	ZAR	358,422	23,907,100	23,564,581	342,519	—
Expiring 12/18/19	Barclays Bank PLC	ZAR	219,000	14,491,031	14,398,267	92,764	—
Expiring 12/18/19	Barclays Bank PLC	ZAR	218,378	14,489,127	14,357,376	131,751	—
Expiring 12/18/19	Barclays Bank PLC	ZAR	215,013	14,405,074	14,136,119	268,955	—
Expiring 12/18/19	Citibank, N.A.	ZAR	228,214	14,928,990	15,004,018	—	(75,028)
Expiring 12/18/19	Citibank, N.A.	ZAR	50,792	3,348,000	3,339,326	8,674	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ZAR	258,501	17,384,147	16,995,223	388,924	—

See Notes to Financial Statements.

136

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 12/18/19	Citibank, N.A.	KRW	34,380,672	$28,604,079	$29,406,376	$—	$(802,297)
Expiring 12/18/19	HSBC Bank USA, N.A.	KRW	12,116,741	10,151,000	10,363,655	—	(212,655)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	9,674,316	8,070,000	8,274,607	—	(204,607)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	9,392,320	7,840,000	8,033,411	—	(193,411)
Expiring 12/18/19	The Toronto-Dominion Bank	KRW	6,372,388	5,294,000	5,450,412	—	(156,412)
Swedish Krona,
Expiring 01/17/20	Barclays Bank PLC	SEK	80,892	8,274,000	8,416,528	—	(142,528)
Expiring 01/17/20	BNP Paribas S.A.	SEK	84,484	8,734,000	8,790,305	—	(56,305)
Expiring 01/17/20	Morgan Stanley & Co. International PLC	SEK	276,396	28,373,875	28,758,134	—	(384,259)
Swiss Franc,
Expiring 01/17/20	Barclays Bank PLC	CHF	11,853	12,033,000	12,091,253	—	(58,253)
Expiring 01/17/20	Barclays Bank PLC	CHF	5,786	5,863,000	5,902,626	—	(39,626)
Expiring 01/17/20	Morgan Stanley & Co. International PLC	CHF	10,642	10,849,000	10,856,416	—	(7,416)
Expiring 01/17/20	UBS AG	CHF	174,077	175,596,049	177,581,221	—	(1,985,172)
Thai Baht,
Expiring 12/18/19	Barclays Bank PLC	THB	381,396	12,385,000	12,637,763	—	(252,763)
Expiring 12/18/19	Barclays Bank PLC	THB	277,422	9,174,000	9,192,519	—	(18,519)
Expiring 12/18/19	Citibank, N.A.	THB	301,041	9,782,000	9,975,156	—	(193,156)
Expiring 12/18/19	Goldman Sachs International	THB	430,002	13,977,000	14,248,360	—	(271,360)
Expiring 12/18/19	HSBC Bank USA, N.A.	THB	391,310	12,941,000	12,966,265	—	(25,265)
Expiring 12/18/19	HSBC Bank USA, N.A.	THB	365,399	11,910,000	12,107,685	—	(197,685)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	137

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	455,604	$14,846,823	$15,096,697	$—	$(249,874)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	397,626	13,149,000	13,175,543	—	(26,543)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	248,926	8,082,000	8,248,283	—	(166,283)
Turkish Lira,
Expiring 12/18/19	Barclays Bank PLC	TRY	35,281	5,922,000	6,092,303	—	(170,303)
Expiring 12/18/19	Barclays Bank PLC	TRY	29,986	4,949,000	5,177,891	—	(228,891)
Expiring 12/18/19	Barclays Bank PLC	TRY	28,363	4,709,000	4,897,680	—	(188,680)
Expiring 12/18/19	Barclays Bank PLC	TRY	22,824	3,828,000	3,941,191	—	(113,191)
Expiring 12/18/19	Barclays Bank PLC	TRY	14,326	2,380,000	2,473,800	—	(93,800)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TRY	169,273	27,995,141	29,229,486	—	(1,234,345)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TRY	69,221	11,413,207	11,952,891	—	(539,684)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TRY	31,240	5,232,000	5,394,386	—	(162,386)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	37,250	6,155,000	6,432,186	—	(277,186)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	21,396	3,500,000	3,694,510	—	(194,510)

				$8,219,452,885	$8,310,767,837	11,320,381	(102,635,333)

						$38,471,413	$(111,398,154)

See Notes to Financial Statements.

138

Credit default swap agreements outstanding at October 31, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)**:
Federation of Malaysia (D01)	12/20/21	1.000%(Q)	2,000	0.144%	$38,673	$(612)	$39,285	Barclays Bank PLC
Federative Republic of Brazil (D01)	12/20/21	1.000%(Q)	7,500	0.572%	76,467	(2,293)	78,760	Barclays Bank PLC
People’s Republic of China (D01)	12/20/21	1.000%(Q)	4,500	0.103%	90,977	(1,376)	92,353	Barclays Bank PLC
Republic of Argentina (D01)	12/20/21	1.000%(Q)	1,500	131.218%	(1,020,114)	(459)	(1,019,655)	Barclays Bank PLC
Republic of Chile (D01)	12/20/21	1.000%(Q)	1,500	0.180%	27,854	(459)	28,313	Barclays Bank PLC
Republic of Colombia (D01)	12/20/21	1.000%(Q)	1,500	0.345%	22,547	(459)	23,006	Barclays Bank PLC
Republic of Indonesia (D01)	12/20/21	1.000%(Q)	2,000	0.264%	33,501	(612)	34,113	Barclays Bank PLC
Republic of Panama (D01)	12/20/21	1.000%(Q)	1,500	0.161%	28,467	(459)	28,926	Barclays Bank PLC
Republic of Peru (D01)	12/20/21	1.000%(Q)	1,500	0.170%	28,167	(459)	28,626	Barclays Bank PLC
Republic of Philippines (D01)	12/20/21	1.000%(Q)	1,500	0.140%	29,131	(459)	29,590	Barclays Bank PLC
Republic of South Africa (D01)	12/20/21	1.000%(Q)	5,000	1.085%	(3,104)	(1,529)	(1,575)	Barclays Bank PLC
Republic of Turkey (D01)	12/20/21	1.000%(Q)	7,500	2.378%	(205,027)	(2,293)	(202,734)	Barclays Bank PLC
Russian Federation (D01)	12/20/21	1.000%(Q)	5,500	0.295%	88,555	(1,682)	90,237	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	139

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
United Mexican States (D01)	12/20/21	1.000%(Q)	5,500	0.395%	$76,855	$(1,682)	$78,537	Barclays Bank PLC
Federation of Malaysia (D02)	06/20/22	1.000%(Q)	3,000	0.239%	66,682	(1,327)	68,009	Barclays Bank PLC
Federative Republic of Brazil (D02)	06/20/22	1.000%(Q)	15,000	0.667%	146,901	(6,636)	153,537	Barclays Bank PLC
People’s Republic of China (D02)	06/20/22	1.000%(Q)	10,000	0.184%	233,891	(4,424)	238,315	Barclays Bank PLC
Republic of Argentina (D02)	06/20/22	1.000%(Q)	3,000	123.805%	(1,873,179)	(1,327)	(1,871,852)	Barclays Bank PLC
Republic of Chile (D02)	06/20/22	1.000%(Q)	3,000	0.218%	64,593	(1,327)	65,920	Barclays Bank PLC
Republic of Colombia (D02)	06/20/22	1.000%(Q)	4,000	0.404%	66,638	(1,770)	68,408	Barclays Bank PLC
Republic of Indonesia (D02)	06/20/22	1.000%(Q)	4,000	0.442%	71,902	(1,770)	73,672	Barclays Bank PLC
Republic of Panama (D02)	06/20/22	1.000%(Q)	3,000	0.210%	65,216	(1,327)	66,543	Barclays Bank PLC
Republic of Peru (D02)	06/20/22	1.000%(Q)	3,000	0.218%	64,622	(1,327)	65,949	Barclays Bank PLC
Republic of Philippines (D02)	06/20/22	1.000%(Q)	3,000	0.230%	67,300	(1,327)	68,627	Barclays Bank PLC
Republic of South Africa (D02)	06/20/22	1.000%(Q)	9,000	1.220%	(44,178)	(3,982)	(40,196)	Barclays Bank PLC

See Notes to Financial Statements.

140

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Turkey (D02)	06/20/22	1.000%(Q)	15,000	2.617%	$(593,149)	$(6,636)	$(586,513)	Barclays Bank PLC
Russian Federation (D02)	06/20/22	1.000%(Q)	9,000	0.374%	156,100	(3,982)	160,082	Barclays Bank PLC
United Mexican States (D02)	06/20/22	1.000%(Q)	13,000	0.472%	193,314	(5,751)	199,065	Barclays Bank PLC
Federation of Malaysia (D03)	06/20/23	1.000%(Q)	7,500	0.354%	200,144	(3,515)	203,659	Barclays Bank PLC
Federative Republic of Brazil (D03)	06/20/23	1.000%(Q)	37,500	0.855%	235,569	(17,575)	253,144	Barclays Bank PLC
People’s Republic of China (D03)	06/20/23	1.000%(Q)	27,500	0.300%	776,672	(12,889)	789,561	Barclays Bank PLC
Republic of Argentina (D03)	06/20/23	1.000%(Q)	7,500	113.240%	(4,745,429)	(3,515)	(4,741,914)	Barclays Bank PLC
Republic of Chile (D03)	06/20/23	1.000%(Q)	7,500	0.287%	199,069	(3,515)	202,584	Barclays Bank PLC
Republic of Colombia (D03)	06/20/23	1.000%(Q)	10,000	0.530%	178,136	(4,687)	182,823	Barclays Bank PLC
Republic of Indonesia (D03)	06/20/23	1.000%(Q)	10,000	0.636%	185,671	(4,687)	190,358	Barclays Bank PLC
Republic of Lebanon (D03)	06/20/23	1.000%(Q)	7,500	22.800%	(3,301,950)	(3,515)	(3,298,435)	Barclays Bank PLC
Republic of Panama (D03)	06/20/23	1.000%(Q)	7,500	0.308%	193,451	(3,515)	196,966	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	141

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Peru (D03)	06/20/23	1.000%(Q)	7,500	0.320%	$190,443	$(3,515)	$193,958	Barclays Bank PLC
Republic of Philippines (D03)	06/20/23	1.000%(Q)	7,500	0.329%	205,399	(3,515)	208,914	Barclays Bank PLC
Republic of South Africa (D03)	06/20/23	1.000%(Q)	22,500	1.474%	(360,535)	(10,545)	(349,990)	Barclays Bank PLC
Republic of Turkey (D03)	06/20/23	1.000%(Q)	35,000	2.961%	(2,274,711)	(16,404)	(2,258,307)	Barclays Bank PLC
Russian Federation (D03)	06/20/23	1.000%(Q)	22,500	0.513%	411,277	(10,545)	421,822	Barclays Bank PLC
United Mexican States (D03)	06/20/23	1.000%(Q)	32,500	0.624%	470,770	(15,232)	486,002	Barclays Bank PLC
Federation of Malaysia (D04)	06/20/23	1.000%(Q)	4,500	0.354%	120,086	(2,214)	122,300	Barclays Bank PLC
Federative Republic of Brazil (D04)	06/20/23	1.000%(Q)	22,500	0.855%	141,341	(11,072)	152,413	Barclays Bank PLC
People’s Republic of China (D04)	06/20/23	1.000%(Q)	16,500	0.300%	466,003	(8,120)	474,123	Barclays Bank PLC
Republic of Argentina (D04)	06/20/23	1.000%(Q)	4,500	113.240%	(2,847,258)	(2,214)	(2,845,044)	Barclays Bank PLC
Republic of Chile (D04)	06/20/23	1.000%(Q)	4,500	0.287%	119,441	(2,214)	121,655	Barclays Bank PLC
Republic of Colombia (D04)	06/20/23	1.000%(Q)	6,000	0.530%	106,882	(2,953)	109,835	Barclays Bank PLC

See Notes to Financial Statements.

142

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Indonesia (D04)	06/20/23	1.000%(Q)	6,000	0.636%	$111,402	$(2,953)	$114,355	Barclays Bank PLC
Republic of Lebanon (D04)	06/20/23	1.000%(Q)	4,500	22.800%	(1,981,170)	(2,214)	(1,978,956)	Barclays Bank PLC
Republic of Panama (D04)	06/20/23	1.000%(Q)	4,500	0.308%	116,070	(2,214)	118,284	Barclays Bank PLC
Republic of Peru (D04)	06/20/23	1.000%(Q)	4,500	0.320%	114,266	(2,214)	116,480	Barclays Bank PLC
Republic of Philippines (D04)	06/20/23	1.000%(Q)	4,500	0.329%	123,240	(2,214)	125,454	Barclays Bank PLC
Republic of South Africa (D04)	06/20/23	1.000%(Q)	13,500	1.474%	(216,321)	(6,643)	(209,678)	Barclays Bank PLC
Republic of Turkey (D04)	06/20/23	1.000%(Q)	21,000	2.961%	(1,364,827)	(10,334)	(1,354,493)	Barclays Bank PLC
Russian Federation (D04)	06/20/23	1.000%(Q)	13,500	0.513%	246,766	(6,643)	253,409	Barclays Bank PLC
United Mexican States (D04)	06/20/23	1.000%(Q)	19,500	0.624%	282,462	(9,596)	292,058	Barclays Bank PLC
Federation of Malaysia (D05)	06/20/23	1.000%(Q)	5,250	0.354%	140,101	(3,322)	143,423	Barclays Bank PLC
Federative Republic of Brazil (D05)	06/20/23	1.000%(Q)	26,250	0.855%	164,898	(16,609)	181,507	Barclays Bank PLC
People’s Republic of China (D05)	06/20/23	1.000%(Q)	19,250	0.300%	543,670	(12,180)	555,850	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	143

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Argentina (D05)	06/20/23	1.000%(Q)	5,250	113.240%	$(3,321,801)	$(3,322)	$(3,318,479)	Barclays Bank PLC
Republic of Chile (D05)	06/20/23	1.000%(Q)	5,250	0.287%	139,348	(3,322)	142,670	Barclays Bank PLC
Republic of Colombia (D05)	06/20/23	1.000%(Q)	7,000	0.530%	124,695	(4,429)	129,124	Barclays Bank PLC
Republic of Indonesia (D05)	06/20/23	1.000%(Q)	7,000	0.636%	129,969	(4,429)	134,398	Barclays Bank PLC
Republic of Lebanon (D05)	06/20/23	1.000%(Q)	5,250	22.800%	(2,311,365)	(3,322)	(2,308,043)	Barclays Bank PLC
Republic of Panama (D05)	06/20/23	1.000%(Q)	5,250	0.308%	135,415	(3,322)	138,737	Barclays Bank PLC
Republic of Peru (D05)	06/20/23	1.000%(Q)	5,250	0.320%	133,310	(3,322)	136,632	Barclays Bank PLC
Republic of Philippines (D05)	06/20/23	1.000%(Q)	5,250	0.329%	143,780	(3,322)	147,102	Barclays Bank PLC
Republic of South Africa (D05)	06/20/23	1.000%(Q)	15,750	1.474%	(252,375)	(9,965)	(242,410)	Barclays Bank PLC
Republic of Turkey (D05)	06/20/23	1.000%(Q)	24,500	2.961%	(1,592,298)	(15,501)	(1,576,797)	Barclays Bank PLC
Russian Federation (D05)	06/20/23	1.000%(Q)	15,750	0.513%	287,894	(9,965)	297,859	Barclays Bank PLC
United Mexican States (D05)	06/20/23	1.000%(Q)	22,750	0.624%	329,539	(14,394)	343,933	Barclays Bank PLC
Federation of Malaysia (D06)	06/20/23	1.000%(Q)	1,500	0.354%	40,029	(984)	41,013	Citibank, N.A.

See Notes to Financial Statements.

144

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Federative Republic of Brazil (D06)	06/20/23	1.000%(Q)	7,500	0.855%	$47,114	$(4,921)	$52,035	Citibank, N.A.
People’s Republic of China (D06)	06/20/23	1.000%(Q)	5,500	0.300%	155,334	(3,609)	158,943	Citibank, N.A.
Republic of Argentina (D06)	06/20/23	1.000%(Q)	1,500	113.240%	(949,086)	(984)	(948,102)	Citibank, N.A.
Republic of Chile (D06)	06/20/23	1.000%(Q)	1,500	0.287%	39,814	(984)	40,798	Citibank, N.A.
Republic of Colombia (D06)	06/20/23	1.000%(Q)	2,000	0.530%	35,627	(1,312)	36,939	Citibank, N.A.
Republic of Indonesia (D06)	06/20/23	1.000%(Q)	2,000	0.636%	37,134	(1,312)	38,446	Citibank, N.A.
Republic of Lebanon (D06)	06/20/23	1.000%(Q)	1,500	22.800%	(660,390)	(984)	(659,406)	Citibank, N.A.
Republic of Panama (D06)	06/20/23	1.000%(Q)	1,500	0.308%	38,690	(984)	39,674	Citibank, N.A.
Republic of Peru (D06)	06/20/23	1.000%(Q)	1,500	0.320%	38,089	(984)	39,073	Citibank, N.A.
Republic of Philippines (D06)	06/20/23	1.000%(Q)	1,500	0.329%	41,080	(984)	42,064	Citibank, N.A.
Republic of South Africa (D06)	06/20/23	1.000%(Q)	4,500	1.474%	(72,107)	(2,953)	(69,154)	Citibank, N.A.
Republic of Turkey (D06)	06/20/23	1.000%(Q)	7,000	2.961%	(454,942)	(4,593)	(450,349)	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	145

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Russian Federation (D06)	06/20/23	1.000%(Q)	4,500	0.513%	$82,255	$(2,953)	$85,208	Citibank, N.A.
United Mexican States (D06)	06/20/23	1.000%(Q)	6,500	0.624%	94,154	(4,265)	98,419	Citibank, N.A.
Federation of Malaysia (D07)	06/20/23	1.000%(Q)	2,250	0.354%	60,043	(2,162)	62,205	Barclays Bank PLC
Federative Republic of Brazil (D07)	06/20/23	1.000%(Q)	11,250	0.855%	70,671	(10,809)	81,480	Barclays Bank PLC
People’s Republic of China (D07)	06/20/23	1.000%(Q)	8,250	0.300%	233,002	(7,926)	240,928	Barclays Bank PLC
Republic of Argentina (D07)	06/20/23	1.000%(Q)	2,250	113.240%	(1,423,629)	(2,162)	(1,421,467)	Barclays Bank PLC
Republic of Chile (D07)	06/20/23	1.000%(Q)	2,250	0.287%	59,721	(2,162)	61,883	Barclays Bank PLC
Republic of Colombia (D07)	06/20/23	1.000%(Q)	3,000	0.530%	53,441	(2,882)	56,323	Barclays Bank PLC
Republic of Indonesia (D07)	06/20/23	1.000%(Q)	3,000	0.636%	55,701	(2,882)	58,583	Barclays Bank PLC
Republic of Lebanon (D07)	06/20/23	1.000%(Q)	2,250	22.800%	(990,585)	(2,162)	(988,423)	Barclays Bank PLC
Republic of Panama (D07)	06/20/23	1.000%(Q)	2,250	0.308%	58,035	(2,162)	60,197	Barclays Bank PLC
Republic of Peru (D07)	06/20/23	1.000%(Q)	2,250	0.320%	57,133	(2,162)	59,295	Barclays Bank PLC

See Notes to Financial Statements.

146

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Philippines (D07)	06/20/23	1.000%(Q)	2,250	0.329%	$61,620	$(2,162)	$63,782	Barclays Bank PLC
Republic of South Africa (D07)	06/20/23	1.000%(Q)	6,750	1.474%	(108,161)	(6,485)	(101,676)	Barclays Bank PLC
Republic of Turkey (D07)	06/20/23	1.000%(Q)	10,500	2.961%	(682,413)	(10,088)	(672,325)	Barclays Bank PLC
Russian Federation (D07)	06/20/23	1.000%(Q)	6,750	0.513%	123,383	(6,485)	129,868	Barclays Bank PLC
United Mexican States (D07)	06/20/23	1.000%(Q)	9,750	0.624%	141,231	(9,368)	150,599	Barclays Bank PLC
Federation of Malaysia (D08)	06/20/23	1.000%(Q)	3,000	0.549%	63,221	(4,921)	68,142	Citibank, N.A.
Federative Republic of Brazil (D08)	06/20/23	1.000%(Q)	15,000	0.855%	94,228	(24,605)	118,833	Citibank, N.A.
People’s Republic of China (D08)	06/20/23	1.000%(Q)	11,000	0.300%	310,669	(18,044)	328,713	Citibank, N.A.
Republic of Argentina (D08)	06/20/23	1.000%(Q)	3,000	113.240%	(1,898,172)	(4,921)	(1,893,251)	Citibank, N.A.
Republic of Chile (D08)	06/20/23	1.000%(Q)	3,000	0.287%	79,628	(4,921)	84,549	Citibank, N.A.
Republic of Colombia (D08)	06/20/23	1.000%(Q)	4,000	0.530%	71,254	(6,561)	77,815	Citibank, N.A.
Republic of Indonesia (D08)	06/20/23	1.000%(Q)	4,000	0.636%	74,268	(6,561)	80,829	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	147

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Lebanon (D08)	06/20/23	1.000%(Q)	3,000	22.800%	$(1,320,780)	$(4,921)	$(1,315,859)	Citibank, N.A.
Republic of Panama (D08)	06/20/23	1.000%(Q)	3,000	0.308%	77,380	(4,921)	82,301	Citibank, N.A.
Republic of Peru (D08)	06/20/23	1.000%(Q)	3,000	0.320%	76,177	(4,921)	81,098	Citibank, N.A.
Republic of Philippines (D08)	06/20/23	1.000%(Q)	3,000	0.329%	82,160	(4,921)	87,081	Citibank, N.A.
Republic of South Africa (D08)	06/20/23	1.000%(Q)	9,000	1.474%	(144,214)	(14,763)	(129,451)	Citibank, N.A.
Republic of Turkey (D08)	06/20/23	1.000%(Q)	14,000	2.961%	(909,884)	(22,965)	(886,919)	Citibank, N.A.
Russian Federation (D08)	06/20/23	1.000%(Q)	9,000	0.513%	164,511	(14,763)	179,274	Citibank, N.A.
United Mexican States (D08)	06/20/23	1.000%(Q)	13,000	0.624%	188,308	(21,325)	209,633	Citibank, N.A.
Federation of Malaysia (D09)	06/20/23	1.000%(Q)	1,500	0.549%	31,610	(3,167)	34,777	Citibank, N.A.
Federative Republic of Brazil (D09)	06/20/23	1.000%(Q)	7,500	0.855%	47,114	(15,083)	62,197	Citibank, N.A.
People’s Republic of China (D09)	06/20/23	1.000%(Q)	5,500	0.300%	155,334	(11,611)	166,945	Citibank, N.A.
Republic of Argentina (D09)	06/20/23	1.000%(Q)	1,500	113.240%	(949,086)	(3,017)	(946,069)	Citibank, N.A.

See Notes to Financial Statements.

148

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Chile (D09)	06/20/23	1.000%(Q)	1,500	0.287%	$39,814	$(3,017)	$42,831	Citibank, N.A.
Republic of Colombia (D09)	06/20/23	1.000%(Q)	2,000	0.530%	35,627	(4,022)	39,649	Citibank, N.A.
Republic of Indonesia (D09)	06/20/23	1.000%(Q)	2,000	0.636%	37,134	(4,022)	41,156	Citibank, N.A.
Republic of Lebanon (D09)	06/20/23	1.000%(Q)	1,500	22.800%	(660,390)	(3,167)	(657,223)	Citibank, N.A.
Republic of Panama (D09)	06/20/23	1.000%(Q)	1,500	0.308%	38,690	(3,017)	41,707	Citibank, N.A.
Republic of Peru (D09)	06/20/23	1.000%(Q)	1,500	0.320%	38,089	(3,017)	41,106	Citibank, N.A.
Republic of Philippines (D09)	06/20/23	1.000%(Q)	1,500	0.329%	41,080	(3,017)	44,097	Citibank, N.A.
Republic of South Africa (D09)	06/20/23	1.000%(Q)	4,500	1.474%	(72,107)	(9,050)	(63,057)	Citibank, N.A.
Republic of Turkey (D09)	06/20/23	1.000%(Q)	7,000	2.961%	(454,942)	(14,778)	(440,164)	Citibank, N.A.
Russian Federation (D09)	06/20/23	1.000%(Q)	4,500	0.513%	82,255	(9,500)	91,755	Citibank, N.A.
United Mexican States (D09)	06/20/23	1.000%(Q)	6,500	0.624%	94,154	(13,072)	107,226	Citibank, N.A.
Federation of Malaysia (D10)	12/20/23	1.000%(Q)	2,550	0.409%	72,053	(1,157)	73,210	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	149

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Federative Republic of Brazil (D10)	12/20/23	1.000%(Q)	12,750	0.949%	$40,919	$(5,786)	$46,705	Barclays Bank PLC
People’s Republic of China (D10)	12/20/23	1.000%(Q)	8,500	0.359%	254,370	(3,858)	258,228	Barclays Bank PLC
Republic of Argentina (D10)	12/20/23	1.000%(Q)	2,550	109.387%	(1,622,342)	(1,157)	(1,621,185)	Barclays Bank PLC
Republic of Chile (D10)	12/20/23	1.000%(Q)	2,550	0.320%	72,912	(1,157)	74,069	Barclays Bank PLC
Republic of Colombia (D10)	12/20/23	1.000%(Q)	3,400	0.596%	59,003	(1,543)	60,546	Barclays Bank PLC
Republic of Indonesia (D10)	12/20/23	1.000%(Q)	3,400	0.726%	61,030	(1,543)	62,573	Barclays Bank PLC
Republic of Lebanon (D10)	12/20/23	1.000%(Q)	2,550	21.270%	(1,134,882)	(1,157)	(1,133,725)	Barclays Bank PLC
Republic of Panama (D10)	12/20/23	1.000%(Q)	2,550	0.357%	69,082	(1,157)	70,239	Barclays Bank PLC
Republic of Peru (D10)	12/20/23	1.000%(Q)	2,550	0.372%	67,538	(1,157)	68,695	Barclays Bank PLC
Republic of Philippines (D10)	12/20/23	1.000%(Q)	2,550	0.376%	74,787	(1,157)	75,944	Barclays Bank PLC
Republic of South Africa (D10)	12/20/23	1.000%(Q)	7,650	1.590%	(174,302)	(3,472)	(170,830)	Barclays Bank PLC
Republic of Turkey (D10)	12/20/23	1.000%(Q)	12,750	3.098%	(996,406)	(5,786)	(990,620)	Barclays Bank PLC

See Notes to Financial Statements.

150

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Russian Federation (D10)	12/20/23	1.000%(Q)	7,650	0.576%	$137,552	$(3,472)	$141,024	Barclays Bank PLC
United Mexican States (D10)	12/20/23	1.000%(Q)	11,050	0.699%	146,112	(5,015)	151,127	Barclays Bank PLC
Federation of Malaysia (D11)	12/20/23	1.000%(Q)	10,500	0.409%	296,690	(7,023)	303,713	Barclays Bank PLC
Federative Republic of Brazil (D11)	12/20/23	1.000%(Q)	52,500	0.949%	168,491	(35,113)	203,604	Barclays Bank PLC
People’s Republic of China (D11)	12/20/23	1.000%(Q)	35,000	0.359%	1,047,404	(23,409)	1,070,813	Barclays Bank PLC
Republic of Argentina (D11)	12/20/23	1.000%(Q)	10,500	109.387%	(6,680,232)	(7,023)	(6,673,209)	Barclays Bank PLC
Republic of Chile (D11)	12/20/23	1.000%(Q)	10,500	0.320%	300,225	(7,023)	307,248	Barclays Bank PLC
Republic of Colombia (D11)	12/20/23	1.000%(Q)	14,000	0.596%	242,954	(9,363)	252,317	Barclays Bank PLC
Republic of Indonesia (D11)	12/20/23	1.000%(Q)	14,000	0.726%	251,299	(9,363)	260,662	Barclays Bank PLC
Republic of Lebanon (D11)	12/20/23	1.000%(Q)	10,500	21.270%	(4,673,042)	(7,023)	(4,666,019)	Barclays Bank PLC
Republic of Panama (D11)	12/20/23	1.000%(Q)	10,500	0.357%	284,456	(7,023)	291,479	Barclays Bank PLC
Republic of Peru (D11)	12/20/23	1.000%(Q)	10,500	0.372%	278,100	(7,023)	285,123	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	151

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Philippines (D11)	12/20/23	1.000%(Q)	10,500	0.376%	$307,947	$(7,023)	$314,970	Barclays Bank PLC
Republic of South Africa (D11)	12/20/23	1.000%(Q)	31,500	1.590%	(717,714)	(21,068)	(696,646)	Barclays Bank PLC
Republic of Turkey (D11)	12/20/23	1.000%(Q)	52,500	3.098%	(4,102,847)	(35,113)	(4,067,734)	Barclays Bank PLC
Russian Federation (D11)	12/20/23	1.000%(Q)	31,500	0.576%	566,390	(21,068)	587,458	Barclays Bank PLC
United Mexican States (D11)	12/20/23	1.000%(Q)	45,500	0.699%	601,638	(30,431)	632,069	Barclays Bank PLC
Federation of Malaysia (D12)	12/20/23	1.000%(Q)	4,500	0.409%	127,153	(7,417)	134,570	Barclays Bank PLC
Federative Republic of Brazil (D12)	12/20/23	1.000%(Q)	22,500	0.949%	72,210	(37,084)	109,294	Barclays Bank PLC
People’s Republic of China (D12)	12/20/23	1.000%(Q)	15,000	0.359%	448,887	(24,722)	473,609	Barclays Bank PLC
Republic of Argentina (D12)	12/20/23	1.000%(Q)	4,500	109.387%	(2,862,956)	(7,417)	(2,855,539)	Barclays Bank PLC
Republic of Chile (D12)	12/20/23	1.000%(Q)	4,500	0.320%	128,668	(7,417)	136,085	Barclays Bank PLC
Republic of Colombia (D12)	12/20/23	1.000%(Q)	6,000	0.596%	104,123	(9,889)	114,012	Barclays Bank PLC
Republic of Indonesia (D12)	12/20/23	1.000%(Q)	6,000	0.726%	107,700	(9,889)	117,589	Barclays Bank PLC

See Notes to Financial Statements.

152

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Lebanon (D12)	12/20/23	1.000%(Q)	4,500	21.270%	$(2,002,732)	$(7,417)	$(1,995,315)	Barclays Bank PLC
Republic of Panama (D12)	12/20/23	1.000%(Q)	4,500	0.357%	121,910	(7,417)	129,327	Barclays Bank PLC
Republic of Peru (D12)	12/20/23	1.000%(Q)	4,500	0.372%	119,186	(7,417)	126,603	Barclays Bank PLC
Republic of Philippines (D12)	12/20/23	1.000%(Q)	4,500	0.376%	131,977	(7,417)	139,394	Barclays Bank PLC
Republic of South Africa (D12)	12/20/23	1.000%(Q)	13,500	1.590%	(307,592)	(22,250)	(285,342)	Barclays Bank PLC
Republic of Turkey (D12)	12/20/23	1.000%(Q)	22,500	3.098%	(1,758,363)	(37,084)	(1,721,279)	Barclays Bank PLC
Russian Federation (D12)	12/20/23	1.000%(Q)	13,500	0.576%	242,738	(22,250)	264,988	Barclays Bank PLC
United Mexican States (D12)	12/20/23	1.000%(Q)	19,500	0.699%	257,845	(32,139)	289,984	Barclays Bank PLC
Federation of Malaysia (D13)	12/20/23	1.000%(Q)	3,000	0.497%	63,993	(5,916)	69,909	Citibank, N.A.
Federative Republic of Brazil (D13)	12/20/23	1.000%(Q)	15,000	0.949%	48,140	(29,582)	77,722	Citibank, N.A.
People’s Republic of China (D13)	12/20/23	1.000%(Q)	10,000	0.287%	299,258	(19,722)	318,980	Citibank, N.A.
Republic of Argentina (D13)	12/20/23	1.000%(Q)	3,000	109.387%	(1,908,638)	(5,916)	(1,902,722)	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	153

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Chile (D13)	12/20/23	1.000%(Q)	3,000	0.320%	$85,779	$(5,916)	$91,695	Citibank, N.A.
Republic of Colombia (D13)	12/20/23	1.000%(Q)	4,000	0.596%	69,415	(7,889)	77,304	Citibank, N.A.
Republic of Indonesia (D13)	12/20/23	1.000%(Q)	4,000	0.726%	71,800	(7,889)	79,689	Citibank, N.A.
Republic of Lebanon (D13)	12/20/23	1.000%(Q)	3,000	21.270%	(1,335,155)	(5,916)	(1,329,239)	Citibank, N.A.
Republic of Panama (D13)	12/20/23	1.000%(Q)	3,000	0.357%	81,273	(5,916)	87,189	Citibank, N.A.
Republic of Peru (D13)	12/20/23	1.000%(Q)	3,000	0.372%	79,457	(5,992)	85,449	Citibank, N.A.
Republic of Philippines (D13)	12/20/23	1.000%(Q)	3,000	0.301%	87,985	(5,916)	93,901	Citibank, N.A.
Republic of South Africa (D13)	12/20/23	1.000%(Q)	9,000	1.611%	(205,061)	(17,749)	(187,312)	Citibank, N.A.
Republic of Turkey (D13)	12/20/23	1.000%(Q)	15,000	3.098%	(1,172,242)	(29,582)	(1,142,660)	Citibank, N.A.
Russian Federation (D13)	12/20/23	1.000%(Q)	9,000	0.581%	161,826	(17,749)	179,575	Citibank, N.A.
United Mexican States (D13)	12/20/23	1.000%(Q)	13,000	0.699%	171,896	(25,638)	197,534	Citibank, N.A.
Federation of Malaysia (D14)	12/20/23	1.000%(Q)	3,000	0.409%	84,769	(6,447)	91,216	Citibank, N.A.

See Notes to Financial Statements.

154

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Federative Republic of Brazil (D14)	12/20/23	1.000%(Q)	15,000	0.949%	$48,140	$(32,237)	$80,377	Citibank, N.A.
People’s Republic of China (D14)	12/20/23	1.000%(Q)	10,000	0.359%	299,258	(21,491)	320,749	Citibank, N.A.
Republic of Argentina (D14)	12/20/23	1.000%(Q)	3,000	109.387%	(1,908,638)	(6,447)	(1,902,191)	Citibank, N.A.
Republic of Chile (D14)	12/20/23	1.000%(Q)	3,000	0.320%	85,779	(6,447)	92,226	Citibank, N.A.
Republic of Colombia (D14)	12/20/23	1.000%(Q)	4,000	0.596%	69,415	(8,597)	78,012	Citibank, N.A.
Republic of Indonesia (D14)	12/20/23	1.000%(Q)	4,000	0.726%	71,800	(8,597)	80,397	Citibank, N.A.
Republic of Lebanon (D14)	12/20/23	1.000%(Q)	3,000	21.270%	(1,335,155)	(6,447)	(1,328,708)	Citibank, N.A.
Republic of Panama (D14)	12/20/23	1.000%(Q)	3,000	0.357%	81,273	(6,447)	87,720	Citibank, N.A.
Republic of Peru (D14)	12/20/23	1.000%(Q)	3,000	0.372%	79,457	(6,447)	85,904	Citibank, N.A.
Republic of Philippines (D14)	12/20/23	1.000%(Q)	3,000	0.376%	87,985	(6,447)	94,432	Citibank, N.A.
Republic of South Africa (D14)	12/20/23	1.000%(Q)	9,000	1.590%	(205,061)	(19,342)	(185,719)	Citibank, N.A.
Republic of Turkey (D14)	12/20/23	1.000%(Q)	15,000	3.098%	(1,172,242)	(32,237)	(1,140,005)	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	155

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Russian Federation (D14)	12/20/23	1.000%(Q)	9,000	0.576%	$161,826	$(19,342)	$181,168	Citibank, N.A.
United Mexican States (D14)	12/20/23	1.000%(Q)	13,000	0.699%	171,896	(27,939)	199,835	Citibank, N.A.
Federation of Malaysia (D15)	12/20/23	1.000%(Q)	1,500	0.409%	42,384	(3,481)	45,865	Citibank, N.A.
Federative Republic of Brazil (D15)	12/20/23	1.000%(Q)	7,500	0.949%	24,070	(191)	24,261	Citibank, N.A.
People’s Republic of China (D15)	12/20/23	1.000%(Q)	5,000	0.359%	149,629	(128)	149,757	Citibank, N.A.
Republic of Argentina (D15)	12/20/23	1.000%(Q)	1,500	109.387%	(954,319)	(38)	(954,281)	Citibank, N.A.
Republic of Chile (D15)	12/20/23	1.000%(Q)	1,500	0.320%	42,889	(38)	42,927	Citibank, N.A.
Republic of Colombia (D15)	12/20/23	1.000%(Q)	2,000	0.596%	34,708	(51)	34,759	Citibank, N.A.
Republic of Indonesia (D15)	12/20/23	1.000%(Q)	2,000	0.726%	35,900	(51)	35,951	Citibank, N.A.
Republic of Lebanon (D15)	12/20/23	1.000%(Q)	1,500	21.270%	(667,577)	(38)	(667,539)	Citibank, N.A.
Republic of Panama (D15)	12/20/23	1.000%(Q)	1,500	0.357%	40,637	(38)	40,675	Citibank, N.A.
Republic of Peru (D15)	12/20/23	1.000%(Q)	1,500	0.372%	39,729	(38)	39,767	Citibank, N.A.

See Notes to Financial Statements.

156

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Philippines (D15)	12/20/23	1.000%(Q)	1,500	0.376%	$43,992	$(38)	$44,030	Citibank, N.A.
Republic of South Africa (D15)	12/20/23	1.000%(Q)	4,500	1.590%	(102,531)	(115)	(102,416)	Citibank, N.A.
Republic of Turkey (D15)	12/20/23	1.000%(Q)	7,500	3.098%	(586,121)	(191)	(585,930)	Citibank, N.A.
Russian Federation (D15)	12/20/23	1.000%(Q)	4,500	0.576%	80,913	(115)	81,028	Citibank, N.A.
United Mexican States (D15)	12/20/23	1.000%(Q)	6,500	0.699%	85,948	(166)	86,114	Citibank, N.A.
Federation of Malaysia (D16)	06/20/24	1.000%(Q)	6,000	0.487%	119,903	(294)	120,197	Citibank, N.A.
Federative Republic of Brazil (D16)	06/20/24	1.000%(Q)	19,500	1.095%	(59,672)	(957)	(58,715)	Citibank, N.A.
Kingdom of Saudi Arabia (D16)	06/20/24	1.000%(Q)	4,500	0.634%	78,943	(221)	79,164	Citibank, N.A.
People’s Republic of China (D16)	06/20/24	1.000%(Q)	13,500	0.443%	407,810	(662)	408,472	Citibank, N.A.
Republic of Argentina (D16)	06/20/24	1.000%(Q)	9,000	106.194%	(5,753,455)	(442)	(5,753,013)	Citibank, N.A.
Republic of Chile (D16)	06/20/24	1.000%(Q)	4,500	0.384%	129,854	(221)	130,075	Citibank, N.A.
Republic of Colombia (D16)	06/20/24	1.000%(Q)	6,000	0.720%	82,153	(294)	82,447	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	157

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Indonesia (D16)	06/20/24	1.000%(Q)	10,500	0.855%	$160,299	$(515)	$160,814	Citibank, N.A.
Republic of Peru (D16)	06/20/24	1.000%(Q)	4,500	0.459%	114,582	(221)	114,803	Citibank, N.A.
Republic of Philippines (D16)	06/20/24	1.000%(Q)	4,500	0.449%	134,802	(221)	135,023	Citibank, N.A.
Republic of South Africa (D16)	06/20/24	1.000%(Q)	12,000	1.738%	(383,611)	(589)	(383,022)	Citibank, N.A.
Republic of Turkey (D16)	06/20/24	1.000%(Q)	19,500	3.233%	(1,794,543)	(957)	(1,793,586)	Citibank, N.A.
Russian Federation (D16)	06/20/24	1.000%(Q)	12,000	0.676%	184,426	(589)	185,015	Citibank, N.A.
State of Qatar (D16)	06/20/24	1.000%(Q)	4,500	0.408%	125,099	(221)	125,320	Citibank, N.A.
United Mexican States (D16)	06/20/24	1.000%(Q)	19,500	0.825%	174,538	(957)	175,495	Citibank, N.A.
Federation of Malaysia (D17)	06/20/24	1.000%(Q)	4,000	0.579%	79,935	(787)	80,722	Citibank, N.A.
Federative Republic of Brazil (D17)	06/20/24	1.000%(Q)	13,000	1.095%	(39,781)	(2,559)	(37,222)	Citibank, N.A.
Kingdom of Saudi Arabia (D17)	06/20/24	1.000%(Q)	3,000	0.634%	52,629	(591)	53,220	Citibank, N.A.
People’s Republic of China (D17)	06/20/24	1.000%(Q)	9,000	0.354%	271,873	(1,772)	273,645	Citibank, N.A.

See Notes to Financial Statements.

158

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Argentina (D17)	06/20/24	1.000%(Q)	6,000	106.194%	$(3,835,637)	$(1,181)	$(3,834,456)	Citibank, N.A.
Republic of Chile (D17)	06/20/24	1.000%(Q)	3,000	0.384%	86,569	(591)	87,160	Citibank, N.A.
Republic of Colombia (D17)	06/20/24	1.000%(Q)	4,000	0.720%	54,769	(787)	55,556	Citibank, N.A.
Republic of Indonesia (D17)	06/20/24	1.000%(Q)	7,000	0.855%	106,866	(1,378)	108,244	Citibank, N.A.
Republic of Peru (D17)	06/20/24	1.000%(Q)	3,000	0.459%	76,388	(591)	76,979	Citibank, N.A.
Republic of Philippines (D17)	06/20/24	1.000%(Q)	3,000	0.359%	89,868	(591)	90,459	Citibank, N.A.
Republic of South Africa (D17)	06/20/24	1.000%(Q)	8,000	1.761%	(255,740)	(1,575)	(254,165)	Citibank, N.A.
Republic of Turkey (D17)	06/20/24	1.000%(Q)	13,000	3.233%	(1,196,362)	(2,559)	(1,193,803)	Citibank, N.A.
Russian Federation (D17)	06/20/24	1.000%(Q)	8,000	0.682%	122,950	(1,575)	124,525	Citibank, N.A.
State of Qatar (D17)	06/20/24	1.000%(Q)	3,000	0.408%	83,400	(591)	83,991	Citibank, N.A.
United Mexican States (D17)	06/20/24	1.000%(Q)	13,000	0.825%	116,358	(2,559)	118,917	Citibank, N.A.
Federation of Malaysia (D18)	06/20/24	1.000%(Q)	4,000	0.487%	96,894	(1,382)	98,276	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	159

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Federative Republic of Brazil (D18)	06/20/24	1.000%(Q)	13,000	1.095%	$(39,781)	$(4,493)	$(35,288)	Citibank, N.A.
Kingdom of Saudi Arabia (D18)	06/20/24	1.000%(Q)	3,000	0.634%	52,629	(1,037)	53,666	Citibank, N.A.
People’s Republic of China (D18)	06/20/24	1.000%(Q)	9,000	0.443%	236,012	(3,110)	239,122	Citibank, N.A.
Republic of Argentina (D18)	06/20/24	1.000%(Q)	6,000	106.194%	(4,211,844)	(2,074)	(4,209,770)	Citibank, N.A.
Republic of Chile (D18)	06/20/24	1.000%(Q)	3,000	0.384%	86,569	(1,037)	87,606	Citibank, N.A.
Republic of Colombia (D18)	06/20/24	1.000%(Q)	4,000	0.720%	54,769	(1,382)	56,151	Citibank, N.A.
Republic of Indonesia (D18)	06/20/24	1.000%(Q)	7,000	0.855%	53,524	(2,419)	55,943	Citibank, N.A.
Republic of Peru (D18)	06/20/24	1.000%(Q)	3,000	0.459%	76,388	(1,037)	77,425	Citibank, N.A.
Republic of Philippines (D18)	06/20/24	1.000%(Q)	3,000	0.449%	77,756	(1,037)	78,793	Citibank, N.A.
Republic of South Africa (D18)	06/20/24	1.000%(Q)	8,000	1.738%	(247,672)	(2,765)	(244,907)	Citibank, N.A.
Republic of Turkey (D18)	06/20/24	1.000%(Q)	13,000	3.233%	(1,196,362)	(4,493)	(1,191,869)	Citibank, N.A.
Russian Federation (D18)	06/20/24	1.000%(Q)	8,000	0.676%	125,253	(2,765)	128,018	Citibank, N.A.

See Notes to Financial Statements.

160

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
State of Qatar (D18)	06/20/24	1.000%(Q)	3,000	0.408%	$83,400	$(1,037)	$84,437	Citibank, N.A.
United Mexican States (D18)	06/20/24	1.000%(Q)	13,000	0.825%	116,358	(4,493)	120,851	Citibank, N.A.
Federation of Malaysia (D19)	06/20/24	1.000%(Q)	4,000	0.487%	114,378	(103)	114,481	Citibank, N.A.
Federative Republic of Brazil (D19)	06/20/24	1.000%(Q)	13,000	1.095%	(39,781)	(335)	(39,446)	Citibank, N.A.
Kingdom of Saudi Arabia (D19)	06/20/24	1.000%(Q)	3,000	0.634%	52,629	(77)	52,706	Citibank, N.A.
People’s Republic of China (D19)	06/20/24	1.000%(Q)	9,000	0.443%	271,873	(232)	272,105	Citibank, N.A.
Republic of Argentina (D19)	06/20/24	1.000%(Q)	6,000	106.194%	(3,835,637)	(155)	(3,835,482)	Citibank, N.A.
Republic of Chile (D19)	06/20/24	1.000%(Q)	3,000	0.384%	86,569	(77)	86,646	Citibank, N.A.
Republic of Colombia (D19)	06/20/24	1.000%(Q)	4,000	0.720%	54,769	(103)	54,872	Citibank, N.A.
Republic of Indonesia (D19)	06/20/24	1.000%(Q)	7,000	0.855%	106,866	(180)	107,046	Citibank, N.A.
Republic of Peru (D19)	06/20/24	1.000%(Q)	3,000	0.459%	76,388	(77)	76,465	Citibank, N.A.
Republic of Philippines (D19)	06/20/24	1.000%(Q)	3,000	0.449%	89,868	(77)	89,945	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	161

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of South Africa (D19)	06/20/24	1.000%(Q)	8,000	1.738%	$(255,740)	$(206)	$(255,534)	Citibank, N.A.
Republic of Turkey (D19)	06/20/24	1.000%(Q)	13,000	3.233%	(1,196,362)	(335)	(1,196,027)	Citibank, N.A.
Russian Federation (D19)	06/20/24	1.000%(Q)	8,000	0.676%	122,950	(206)	123,156	Citibank, N.A.
State of Qatar (D19)	06/20/24	1.000%(Q)	3,000	0.408%	83,400	(77)	83,477	Citibank, N.A.
United Mexican States (D19)	06/20/24	1.000%(Q)	13,000	0.825%	116,358	(335)	116,693	Citibank, N.A.
Federation of Malaysia (D20)	06/20/24	1.000%(Q)	8,000	0.487%	228,757	—	228,757	Citibank, N.A.
Federative Republic of Brazil (D20)	06/20/24	1.000%(Q)	26,000	1.095%	(79,562)	—	(79,562)	Citibank, N.A.
Kingdom of Saudi Arabia (D20)	06/20/24	1.000%(Q)	6,000	0.634%	105,258	—	105,258	Citibank, N.A.
People’s Republic of China (D20)	06/20/24	1.000%(Q)	18,000	0.443%	543,747	—	543,747	Citibank, N.A.
Republic of Argentina (D20)	06/20/24	1.000%(Q)	12,000	106.194%	(7,671,274)	—	(7,671,274)	Citibank, N.A.
Republic of Chile (D20)	06/20/24	1.000%(Q)	6,000	0.384%	173,138	—	173,138	Citibank, N.A.
Republic of Colombia (D20)	06/20/24	1.000%(Q)	8,000	0.720%	109,537	—	109,537	Citibank, N.A.

See Notes to Financial Statements.

162

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Indonesia (D20)	06/20/24	1.000%(Q)	14,000	0.855%	$213,732	$—	$213,732	Citibank, N.A.
Republic of Peru (D20)	06/20/24	1.000%(Q)	6,000	0.459%	152,776	—	152,776	Citibank, N.A.
Republic of Philippines (D20)	06/20/24	1.000%(Q)	6,000	0.449%	179,736	—	179,736	Citibank, N.A.
Republic of South Africa (D20)	06/20/24	1.000%(Q)	16,000	1.738%	(511,481)	—	(511,481)	Citibank, N.A.
Republic of Turkey (D20)	06/20/24	1.000%(Q)	26,000	3.233%	(2,392,724)	—	(2,392,724)	Citibank, N.A.
Russian Federation (D20)	06/20/24	1.000%(Q)	16,000	0.676%	245,901	—	245,901	Citibank, N.A.
State of Qatar (D20)	06/20/24	1.000%(Q)	6,000	0.408%	166,799	—	166,799	Citibank, N.A.
United Mexican States (D20)	06/20/24	1.000%(Q)	26,000	0.825%	232,717	—	232,717	Citibank, N.A.
Federation of Malaysia (D21)	06/20/24	1.000%(Q)	4,000	0.579%	79,935	—	79,935	Barclays Bank PLC
Federative Republic of Brazil (D21)	06/20/24	1.000%(Q)	13,000	1.095%	(39,781)	—	(39,781)	Barclays Bank PLC
Kingdom of Saudi Arabia (D21)	06/20/24	1.000%(Q)	3,000	0.634%	52,629	—	52,629	Barclays Bank PLC
People’s Republic of China (D21)	06/20/24	1.000%(Q)	9,000	0.443%	236,012	—	236,012	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	163

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Argentina (D21)	06/20/24	1.000%(Q)	6,000	106.194%	$(4,211,844)	$—	$(4,211,844)	Barclays Bank PLC
Republic of Chile (D21)	06/20/24	1.000%(Q)	3,000	0.384%	86,569	—	86,569	Barclays Bank PLC
Republic of Colombia (D21)	06/20/24	1.000%(Q)	4,000	0.720%	54,769	—	54,769	Barclays Bank PLC
Republic of Indonesia (D21)	06/20/24	1.000%(Q)	7,000	0.855%	53,524	—	53,524	Barclays Bank PLC
Republic of Peru (D21)	06/20/24	1.000%(Q)	3,000	0.459%	76,388	—	76,388	Barclays Bank PLC
Republic of Philippines (D21)	06/20/24	1.000%(Q)	3,000	0.449%	77,756	—	77,756	Barclays Bank PLC
Republic of South Africa (D21)	06/20/24	1.000%(Q)	8,000	1.738%	(247,672)	—	(247,672)	Barclays Bank PLC
Republic of Turkey (D21)	06/20/24	1.000%(Q)	13,000	3.233%	(1,196,362)	—	(1,196,362)	Barclays Bank PLC
Russian Federation (D21)	06/20/24	1.000%(Q)	8,000	0.676%	125,253	—	125,253	Barclays Bank PLC
State of Qatar (D21)	06/20/24	1.000%(Q)	3,000	0.408%	83,400	—	83,400	Barclays Bank PLC
United Mexican States (D21)	06/20/24	1.000%(Q)	13,000	0.825%	116,358	—	116,358	Barclays Bank PLC
Federation of Malaysia (D22)	06/20/24	1.000%(Q)	4,000	0.487%	79,935	—	79,935	Citibank, N.A.

See Notes to Financial Statements.

164

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Federative Republic of Brazil (D22)	06/20/24	1.000%(Q)	13,000	1.095%	$(39,781)	$—	$(39,781)	Citibank, N.A.
Kingdom of Saudi Arabia (D22)	06/20/24	1.000%(Q)	3,000	0.634%	52,629	—	52,629	Citibank, N.A.
People’s Republic of China (D22)	06/20/24	1.000%(Q)	9,000	0.443%	271,873	—	271,873	Citibank, N.A.
Republic of Argentina (D22)	06/20/24	1.000%(Q)	6,000	106.194%	(3,835,637)	—	(3,835,637)	Citibank, N.A.
Republic of Chile (D22)	06/20/24	1.000%(Q)	3,000	0.384%	86,569	—	86,569	Citibank, N.A.
Republic of Colombia (D22)	06/20/24	1.000%(Q)	4,000	0.720%	54,769	—	54,769	Citibank, N.A.
Republic of Indonesia (D22)	06/20/24	1.000%(Q)	7,000	0.855%	106,866	—	106,866	Citibank, N.A.
Republic of Peru (D22)	06/20/24	1.000%(Q)	3,000	0.459%	76,388	—	76,388	Citibank, N.A.
Republic of Philippines (D22)	06/20/24	1.000%(Q)	3,000	0.449%	89,868	—	89,868	Citibank, N.A.
Republic of South Africa (D22)	06/20/24	1.000%(Q)	8,000	1.738%	(255,740)	—	(255,740)	Citibank, N.A.
Republic of Turkey (D22)	06/20/24	1.000%(Q)	13,000	3.233%	(1,196,362)	—	(1,196,362)	Citibank, N.A.
Russian Federation (D22)	06/20/24	1.000%(Q)	8,000	0.676%	122,950	—	122,950	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	165

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
State of Qatar (D22)	06/20/24	1.000%(Q)	3,000	0.408%	$83,400	$—	$83,400	Citibank, N.A.
United Mexican States (D22)	06/20/24	1.000%(Q)	13,000	0.825%	116,358	—	116,358	Citibank, N.A.
Federation of Malaysia (D23)	06/20/24	1.000%(Q)	4,000	0.487%	114,378	(3,567)	117,945	Citibank, N.A.
Federative Republic of Brazil (D23)	06/20/24	1.000%(Q)	13,000	1.095%	(39,781)	(11,593)	(28,188)	Citibank, N.A.
Kingdom of Saudi Arabia (D23)	06/20/24	1.000%(Q)	3,000	0.634%	52,629	(2,675)	55,304	Citibank, N.A.
People’s Republic of China (D23)	06/20/24	1.000%(Q)	9,000	0.443%	271,873	(8,026)	279,899	Citibank, N.A.
Republic of Argentina (D23)	06/20/24	1.000%(Q)	6,000	106.194%	(3,835,637)	(5,351)	(3,830,286)	Citibank, N.A.
Republic of Chile (D23)	06/20/24	1.000%(Q)	3,000	0.384%	86,569	(2,675)	89,244	Citibank, N.A.
Republic of Colombia (D23)	06/20/24	1.000%(Q)	4,000	0.720%	54,769	(3,567)	58,336	Citibank, N.A.
Republic of Indonesia (D23)	06/20/24	1.000%(Q)	7,000	0.855%	106,866	(6,242)	113,108	Citibank, N.A.
Republic of Peru (D23)	06/20/24	1.000%(Q)	3,000	0.459%	76,388	(2,675)	79,063	Citibank, N.A.
Republic of Philippines (D23)	06/20/24	1.000%(Q)	3,000	0.449%	89,868	(2,675)	92,543	Citibank, N.A.

See Notes to Financial Statements.

166

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of South Africa (D23)	06/20/24	1.000%(Q)	8,000	1.738%	$(255,740)	$(7,134)	$(248,606)	Citibank, N.A.
Republic of Turkey (D23)	06/20/24	1.000%(Q)	13,000	3.233%	(1,196,362)	(11,593)	(1,184,769)	Citibank, N.A.
Russian Federation (D23)	06/20/24	1.000%(Q)	8,000	0.676%	122,950	(7,134)	130,084	Citibank, N.A.
State of Qatar (D23)	06/20/24	1.000%(Q)	3,000	0.408%	83,400	(2,675)	86,075	Citibank, N.A.
United Mexican States (D23)	06/20/24	1.000%(Q)	13,000	0.825%	116,358	(11,593)	127,951	Citibank, N.A.
Federation of Malaysia (D24)	06/20/24	1.000%(Q)	4,000	0.487%	114,378	(4,103)	118,481	Citibank, N.A.
Federative Republic of Brazil (D24)	06/20/24	1.000%(Q)	13,000	1.095%	(39,781)	(13,335)	(26,446)	Citibank, N.A.
Kingdom of Saudi Arabia (D24)	06/20/24	1.000%(Q)	3,000	0.634%	52,629	(3,077)	55,706	Citibank, N.A.
People’s Republic of China (D24)	06/20/24	1.000%(Q)	9,000	0.443%	271,873	(9,232)	281,105	Citibank, N.A.
Republic of Argentina (D24)	06/20/24	1.000%(Q)	6,000	106.194%	(3,835,637)	(6,155)	(3,829,482)	Citibank, N.A.
Republic of Chile (D24)	06/20/24	1.000%(Q)	3,000	0.384%	86,569	(3,077)	89,646	Citibank, N.A.
Republic of Colombia (D24)	06/20/24	1.000%(Q)	4,000	0.720%	54,769	(4,103)	58,872	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	167

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Indonesia (D24)	06/20/24	1.000%(Q)	7,000	0.855%	$106,866	$(7,180)	$114,046	Citibank, N.A.
Republic of Peru (D24)	06/20/24	1.000%(Q)	3,000	0.459%	76,388	(3,077)	79,465	Citibank, N.A.
Republic of Philippines (D24)	06/20/24	1.000%(Q)	3,000	0.449%	89,868	(3,077)	92,945	Citibank, N.A.
Republic of South Africa (D24)	06/20/24	1.000%(Q)	8,000	1.738%	(255,740)	(8,206)	(247,534)	Citibank, N.A.
Republic of Turkey (D24)	06/20/24	1.000%(Q)	13,000	3.233%	(1,196,362)	(13,335)	(1,183,027)	Citibank, N.A.
Russian Federation (D24)	06/20/24	1.000%(Q)	8,000	0.676%	122,950	(8,206)	131,156	Citibank, N.A.
State of Qatar (D24)	06/20/24	1.000%(Q)	3,000	0.408%	83,400	(3,077)	86,477	Citibank, N.A.
United Mexican States (D24)	06/20/24	1.000%(Q)	13,000	0.825%	116,358	(13,335)	129,693	Citibank, N.A.
Federation of Malaysia (D25)	06/20/24	1.000%(Q)	2,000	0.487%	57,189	(2,052)	59,241	Citibank, N.A.
Federative Republic of Brazil (D25)	06/20/24	1.000%(Q)	6,500	1.095%	(19,891)	(6,668)	(13,223)	Citibank, N.A.
Kingdom of Saudi Arabia (D25)	06/20/24	1.000%(Q)	1,500	0.634%	26,314	(1,539)	27,853	Citibank, N.A.
People’s Republic of China (D25)	06/20/24	1.000%(Q)	4,500	0.443%	135,937	(4,616)	140,553	Citibank, N.A.

See Notes to Financial Statements.

168

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Argentina (D25)	06/20/24	1.000%(Q)	3,000	106.194%	$(1,917,818)	$(3,077)	$(1,914,741)	Citibank, N.A.
Republic of Chile (D25)	06/20/24	1.000%(Q)	1,500	0.384%	43,285	(1,539)	44,824	Citibank, N.A.
Republic of Colombia (D25)	06/20/24	1.000%(Q)	2,000	0.720%	27,384	(2,052)	29,436	Citibank, N.A.
Republic of Indonesia (D25)	06/20/24	1.000%(Q)	3,500	0.855%	53,433	(3,590)	57,023	Citibank, N.A.
Republic of Peru (D25)	06/20/24	1.000%(Q)	1,500	0.459%	38,194	(1,539)	39,733	Citibank, N.A.
Republic of Philippines (D25)	06/20/24	1.000%(Q)	1,500	0.449%	44,934	(1,539)	46,473	Citibank, N.A.
Republic of South Africa (D25)	06/20/24	1.000%(Q)	4,000	1.738%	(127,870)	(4,103)	(123,767)	Citibank, N.A.
Republic of Turkey (D25)	06/20/24	1.000%(Q)	6,500	3.233%	(598,181)	(6,668)	(591,513)	Citibank, N.A.
Russian Federation (D25)	06/20/24	1.000%(Q)	4,000	0.676%	61,475	(3,674)	65,149	Citibank, N.A.
State of Qatar (D25)	06/20/24	1.000%(Q)	1,500	0.408%	41,700	(1,539)	43,239	Citibank, N.A.
United Mexican States (D25)	06/20/24	1.000%(Q)	6,500	0.825%	58,179	(6,668)	64,847	Citibank, N.A.
Emirate of Abu Dhabi (D26)	12/20/24	1.000%(Q)	8,000	0.462%	222,637	(2,845)	225,482	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	169

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Federation of Malaysia (D26)	12/20/24	1.000%(Q)	16,000	0.549%	$462,843	$(5,690)	$468,533	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D26)	12/20/24	1.000%(Q)	48,000	1.213%	(440,817)	(17,069)	(423,748)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D26)	12/20/24	1.000%(Q)	8,000	0.705%	125,700	(2,845)	128,545	Morgan Stanley & Co. International PLC
People’s Republic of China (D26)	12/20/24	1.000%(Q)	36,000	0.510%	1,097,495	(12,802)	1,110,297	Morgan Stanley & Co. International PLC
Republic of Argentina (D26)	12/20/24	1.000%(Q)	20,000	103.524%	(12,840,050)	(7,112)	(12,832,938)	Morgan Stanley & Co. International PLC
Republic of Chile (D26)	12/20/24	1.000%(Q)	8,000	0.436%	232,929	(2,845)	235,774	Morgan Stanley & Co. International PLC
Republic of Colombia (D26)	12/20/24	1.000%(Q)	20,000	0.818%	202,020	(7,112)	209,132	Morgan Stanley & Co. International PLC
Republic of Indonesia (D26)	12/20/24	1.000%(Q)	32,000	0.957%	404,420	(11,380)	415,800	Morgan Stanley & Co. International PLC
Republic of Lebanon (D26)	12/20/24	1.000%(Q)	8,000	18.956%	(3,635,606)	(2,845)	(3,632,761)	Morgan Stanley & Co. International PLC
Republic of Panama (D26)	12/20/24	1.000%(Q)	8,000	0.502%	206,606	(2,845)	209,451	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

170

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Peru (D26)	12/20/24	1.000%(Q)	8,000	0.530%	$195,641	$(2,845)	$198,486	Morgan Stanley & Co. International PLC
Republic of Philippines (D26)	12/20/24	1.000%(Q)	8,000	0.508%	244,594	(2,845)	247,439	Morgan Stanley & Co. International PLC
Republic of South Africa (D26)	12/20/24	1.000%(Q)	36,000	1.857%	(1,472,217)	(12,802)	(1,459,415)	Morgan Stanley & Co. International PLC
Republic of Turkey (D26)	12/20/24	1.000%(Q)	48,000	3.341%	(5,058,664)	(17,069)	(5,041,595)	Morgan Stanley & Co. International PLC
Russian Federation (D26)	12/20/24	1.000%(Q)	32,000	0.756%	409,695	(11,380)	421,075	Morgan Stanley & Co. International PLC
State of Qatar (D26)	12/20/24	1.000%(Q)	8,000	0.467%	220,831	(2,845)	223,676	Morgan Stanley & Co. International PLC
United Mexican States (D26)	12/20/24	1.000%(Q)	48,000	0.927%	228,708	(17,069)	245,777	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D27)	12/20/24	1.000%(Q)	5,500	0.462%	153,063	(2,563)	155,626	Barclays Bank PLC
Federation of Malaysia (D27)	12/20/24	1.000%(Q)	11,000	0.549%	318,205	(5,126)	323,331	Barclays Bank PLC
Federative Republic of Brazil (D27)	12/20/24	1.000%(Q)	33,000	1.213%	(303,062)	(15,378)	(287,684)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	171

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Kingdom of Saudi Arabia (D27)	12/20/24	1.000%(Q)	5,500	0.705%	$86,419	$(2,563)	$88,982	Barclays Bank PLC
People’s Republic of China (D27)	12/20/24	1.000%(Q)	24,750	0.510%	754,528	(11,534)	766,062	Barclays Bank PLC
Republic of Argentina (D27)	12/20/24	1.000%(Q)	13,750	103.524%	(8,827,535)	(6,408)	(8,821,127)	Barclays Bank PLC
Republic of Chile (D27)	12/20/24	1.000%(Q)	5,500	0.436%	160,139	(2,563)	162,702	Barclays Bank PLC
Republic of Colombia (D27)	12/20/24	1.000%(Q)	13,750	0.818%	138,889	(6,408)	145,297	Barclays Bank PLC
Republic of Indonesia (D27)	12/20/24	1.000%(Q)	22,000	0.957%	278,039	(10,252)	288,291	Barclays Bank PLC
Republic of Lebanon (D27)	12/20/24	1.000%(Q)	5,500	18.956%	(2,499,479)	(2,563)	(2,496,916)	Barclays Bank PLC
Republic of Panama (D27)	12/20/24	1.000%(Q)	5,500	0.502%	142,042	(2,563)	144,605	Barclays Bank PLC
Republic of Peru (D27)	12/20/24	1.000%(Q)	5,500	0.530%	134,503	(2,563)	137,066	Barclays Bank PLC
Republic of Philippines (D27)	12/20/24	1.000%(Q)	5,500	0.508%	168,158	(2,563)	170,721	Barclays Bank PLC
Republic of South Africa (D27)	12/20/24	1.000%(Q)	24,750	1.857%	(1,012,149)	(11,534)	(1,000,615)	Barclays Bank PLC
Republic of Turkey (D27)	12/20/24	1.000%(Q)	33,000	3.341%	(3,477,832)	(15,378)	(3,462,454)	Barclays Bank PLC

See Notes to Financial Statements.

172

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Russian Federation (D27)	12/20/24	1.000%(Q)	22,000	0.756%	$281,665	$(10,252)	$291,917	Barclays Bank PLC
State of Qatar (D27)	12/20/24	1.000%(Q)	5,500	0.467%	151,821	(2,563)	154,384	Barclays Bank PLC
United Mexican States (D27)	12/20/24	1.000%(Q)	33,000	0.927%	157,237	(15,378)	172,615	Barclays Bank PLC
Emirate of Abu Dhabi (D28)	12/20/24	1.000%(Q)	11,000	0.462%	306,125	(5,431)	311,556	Barclays Bank PLC
Federation of Malaysia (D28)	12/20/24	1.000%(Q)	22,000	0.549%	636,409	(10,861)	647,270	Barclays Bank PLC
Federative Republic of Brazil (D28)	12/20/24	1.000%(Q)	66,000	1.213%	(606,124)	(32,583)	(573,541)	Barclays Bank PLC
Kingdom of Saudi Arabia (D28)	12/20/24	1.000%(Q)	11,000	0.705%	172,838	(5,431)	178,269	Barclays Bank PLC
People’s Republic of China (D28)	12/20/24	1.000%(Q)	49,500	0.510%	1,509,055	(24,437)	1,533,492	Barclays Bank PLC
Republic of Argentina (D28)	12/20/24	1.000%(Q)	27,500	103.524%	(17,655,069)	(13,576)	(17,641,493)	Barclays Bank PLC
Republic of Chile (D28)	12/20/24	1.000%(Q)	11,000	0.436%	320,277	(5,431)	325,708	Barclays Bank PLC
Republic of Colombia (D28)	12/20/24	1.000%(Q)	27,500	0.818%	277,778	(13,576)	291,354	Barclays Bank PLC
Republic of Indonesia (D28)	12/20/24	1.000%(Q)	44,000	0.957%	556,078	(21,722)	577,800	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	173

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Lebanon (D28)	12/20/24	1.000%(Q)	11,000	18.956%	$(4,998,958)	$(5,431)	$(4,993,527)	Barclays Bank PLC
Republic of Panama (D28)	12/20/24	1.000%(Q)	11,000	0.502%	284,084	(5,431)	289,515	Barclays Bank PLC
Republic of Peru (D28)	12/20/24	1.000%(Q)	11,000	0.530%	269,007	(5,431)	274,438	Barclays Bank PLC
Republic of Philippines (D28)	12/20/24	1.000%(Q)	11,000	0.508%	336,317	(5,431)	341,748	Barclays Bank PLC
Republic of South Africa (D28)	12/20/24	1.000%(Q)	49,500	1.857%	(2,024,299)	(24,437)	(1,999,862)	Barclays Bank PLC
Republic of Turkey (D28)	12/20/24	1.000%(Q)	66,000	3.341%	(6,955,663)	(32,583)	(6,923,080)	Barclays Bank PLC
Russian Federation (D28)	12/20/24	1.000%(Q)	44,000	0.756%	563,331	(21,722)	585,053	Barclays Bank PLC
State of Qatar (D28)	12/20/24	1.000%(Q)	11,000	0.467%	303,642	(5,431)	309,073	Barclays Bank PLC
United Mexican States (D28)	12/20/24	1.000%(Q)	66,000	0.927%	314,474	(32,583)	347,057	Barclays Bank PLC
Emirate of Abu Dhabi (D29)	12/20/24	1.000%(Q)	5,000	0.462%	139,148	(2,607)	141,755	Barclays Bank PLC
Federation of Malaysia (D29)	12/20/24	1.000%(Q)	10,000	0.549%	289,277	(5,214)	294,491	Barclays Bank PLC
Federative Republic of Brazil (D29)	12/20/24	1.000%(Q)	30,000	1.213%	(275,511)	(15,642)	(259,869)	Barclays Bank PLC

See Notes to Financial Statements.

174

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Kingdom of Saudi Arabia (D29)	12/20/24	1.000%(Q)	5,000	0.705%	$78,563	$(2,607)	$81,170	Barclays Bank PLC
People’s Republic of China (D29)	12/20/24	1.000%(Q)	22,500	0.510%	685,934	(11,731)	697,665	Barclays Bank PLC
Republic of Argentina (D29)	12/20/24	1.000%(Q)	12,500	103.524%	(8,025,031)	(6,517)	(8,018,514)	Barclays Bank PLC
Republic of Chile (D29)	12/20/24	1.000%(Q)	5,000	0.436%	145,581	(2,607)	148,188	Barclays Bank PLC
Republic of Colombia (D29)	12/20/24	1.000%(Q)	12,500	0.818%	126,263	(6,517)	132,780	Barclays Bank PLC
Republic of Indonesia (D29)	12/20/24	1.000%(Q)	20,000	0.957%	252,763	(10,428)	263,191	Barclays Bank PLC
Republic of Lebanon (D29)	12/20/24	1.000%(Q)	5,000	18.956%	(2,272,254)	(2,607)	(2,269,647)	Barclays Bank PLC
Republic of Panama (D29)	12/20/24	1.000%(Q)	5,000	0.502%	129,129	(2,607)	131,736	Barclays Bank PLC
Republic of Peru (D29)	12/20/24	1.000%(Q)	5,000	0.530%	122,276	(2,607)	124,883	Barclays Bank PLC
Republic of Philippines (D29)	12/20/24	1.000%(Q)	5,000	0.508%	152,871	(2,607)	155,478	Barclays Bank PLC
Republic of South Africa (D29)	12/20/24	1.000%(Q)	22,500	1.857%	(920,136)	(11,731)	(908,405)	Barclays Bank PLC
Republic of Turkey (D29)	12/20/24	1.000%(Q)	30,000	3.341%	(3,161,665)	(15,642)	(3,146,023)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	175

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Russian Federation (D29)	12/20/24	1.000%(Q)	20,000	0.756%	$256,059	$(10,428)	$266,487	Barclays Bank PLC
State of Qatar (D29)	12/20/24	1.000%(Q)	5,000	0.467%	138,019	(2,607)	140,626	Barclays Bank PLC
United Mexican States (D29)	12/20/24	1.000%(Q)	30,000	0.927%	142,943	(15,642)	158,585	Barclays Bank PLC
Emirate of Abu Dhabi (D30)	12/20/24	1.000%(Q)	2,000	0.462%	55,659	(1,488)	57,147	Morgan Stanley & Co. International PLC
Federation of Malaysia (D30)	12/20/24	1.000%(Q)	4,000	0.549%	115,711	(2,976)	118,687	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D30)	12/20/24	1.000%(Q)	12,000	1.213%	(110,204)	(8,929)	(101,275)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D30)	12/20/24	1.000%(Q)	2,000	0.705%	31,425	(1,488)	32,913	Morgan Stanley & Co. International PLC
People’s Republic of China (D30)	12/20/24	1.000%(Q)	9,000	0.510%	274,374	(6,696)	281,070	Morgan Stanley & Co. International PLC
Republic of Argentina (D30)	12/20/24	1.000%(Q)	5,000	103.524%	(3,210,013)	(3,720)	(3,206,293)	Morgan Stanley & Co. International PLC
Republic of Chile (D30)	12/20/24	1.000%(Q)	2,000	0.436%	58,232	(1,488)	59,720	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

176

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Colombia (D30)	12/20/24	1.000%(Q)	5,000	0.818%	$50,505	$(3,720)	$54,225	Morgan Stanley & Co. International PLC
Republic of Indonesia (D30)	12/20/24	1.000%(Q)	8,000	0.957%	101,105	(5,952)	107,057	Morgan Stanley & Co. International PLC
Republic of Lebanon (D30)	12/20/24	1.000%(Q)	2,000	18.956%	(908,902)	(1,488)	(907,414)	Morgan Stanley & Co. International PLC
Republic of Panama (D30)	12/20/24	1.000%(Q)	2,000	0.502%	51,652	(1,488)	53,140	Morgan Stanley & Co. International PLC
Republic of Peru (D30)	12/20/24	1.000%(Q)	2,000	0.530%	48,910	(1,488)	50,398	Morgan Stanley & Co. International PLC
Republic of Philippines (D30)	12/20/24	1.000%(Q)	2,000	0.508%	61,148	(1,488)	62,636	Morgan Stanley & Co. International PLC
Republic of South Africa (D30)	12/20/24	1.000%(Q)	9,000	1.857%	(368,054)	(6,696)	(361,358)	Morgan Stanley & Co. International PLC
Republic of Turkey (D30)	12/20/24	1.000%(Q)	12,000	3.341%	(1,264,666)	(8,929)	(1,255,737)	Morgan Stanley & Co. International PLC
Russian Federation (D30)	12/20/24	1.000%(Q)	8,000	0.756%	102,424	(5,952)	108,376	Morgan Stanley & Co. International PLC
State of Qatar (D30)	12/20/24	1.000%(Q)	2,000	0.467%	55,208	(1,488)	56,696	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	177

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
United Mexican States (D30)	12/20/24	1.000%(Q)	12,000	0.927%	$57,177	$(8,929)	$66,106	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D31)	12/20/24	1.000%(Q)	1,400	0.462%	38,961	(1,044)	40,005	Barclays Bank PLC
Federation of Malaysia (D31)	12/20/24	1.000%(Q)	2,800	0.549%	80,998	(2,088)	83,086	Barclays Bank PLC
Federative Republic of Brazil (D31)	12/20/24	1.000%(Q)	8,400	1.213%	(77,143)	(6,263)	(70,880)	Barclays Bank PLC
Kingdom of Saudi Arabia (D31)	12/20/24	1.000%(Q)	1,400	0.705%	21,998	(1,044)	23,042	Barclays Bank PLC
People’s Republic of China (D31)	12/20/24	1.000%(Q)	6,300	0.510%	192,062	(4,697)	196,759	Barclays Bank PLC
Republic of Argentina (D31)	12/20/24	1.000%(Q)	3,500	103.524%	(2,247,009)	(2,610)	(2,244,399)	Barclays Bank PLC
Republic of Chile (D31)	12/20/24	1.000%(Q)	1,400	0.436%	40,763	(1,044)	41,807	Barclays Bank PLC
Republic of Colombia (D31)	12/20/24	1.000%(Q)	3,500	0.818%	35,354	(2,610)	37,964	Barclays Bank PLC
Republic of Indonesia (D31)	12/20/24	1.000%(Q)	5,600	0.957%	70,774	(4,176)	74,950	Barclays Bank PLC
Republic of Lebanon (D31)	12/20/24	1.000%(Q)	1,400	18.956%	(636,231)	(1,044)	(635,187)	Barclays Bank PLC
Republic of Panama (D31)	12/20/24	1.000%(Q)	1,400	0.502%	36,156	(1,044)	37,200	Barclays Bank PLC

See Notes to Financial Statements.

178

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Peru (D31)	12/20/24	1.000%(Q)	1,400	0.530%	$34,237	$(1,044)	$35,281	Barclays Bank PLC
Republic of Philippines (D31)	12/20/24	1.000%(Q)	1,400	0.508%	42,804	(1,044)	43,848	Barclays Bank PLC
Republic of South Africa (D31)	12/20/24	1.000%(Q)	6,300	1.857%	(257,638)	(4,697)	(252,941)	Barclays Bank PLC
Republic of Turkey (D31)	12/20/24	1.000%(Q)	8,400	3.341%	(885,266)	(6,263)	(879,003)	Barclays Bank PLC
Russian Federation (D31)	12/20/24	1.000%(Q)	5,600	0.756%	71,697	(4,176)	75,873	Barclays Bank PLC
State of Qatar (D31)	12/20/24	1.000%(Q)	1,400	0.467%	38,645	(1,044)	39,689	Barclays Bank PLC
United Mexican States (D31)	12/20/24	1.000%(Q)	8,400	0.927%	40,024	(6,263)	46,287	Barclays Bank PLC
Emirate of Abu Dhabi (D32)	12/20/24	1.000%(Q)	3,400	0.462%	94,621	(2,535)	97,156	Morgan Stanley & Co. International PLC
Federation of Malaysia (D32)	12/20/24	1.000%(Q)	6,800	0.549%	196,708	(5,070)	201,778	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D32)	12/20/24	1.000%(Q)	20,400	1.213%	(187,347)	(15,211)	(172,136)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D32)	12/20/24	1.000%(Q)	3,400	0.705%	53,423	(2,535)	55,958	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	179

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
People’s Republic of China (D32)	12/20/24	1.000%(Q)	15,300	0.510%	$466,435	$(11,408)	$477,843	Morgan Stanley & Co. International PLC
Republic of Argentina (D32)	12/20/24	1.000%(Q)	8,500	103.524%	(5,457,021)	(6,338)	(5,450,683)	Morgan Stanley & Co. International PLC
Republic of Chile (D32)	12/20/24	1.000%(Q)	3,400	0.436%	98,995	(2,535)	101,530	Morgan Stanley & Co. International PLC
Republic of Colombia (D32)	12/20/24	1.000%(Q)	8,500	0.818%	85,859	(6,338)	92,197	Morgan Stanley & Co. International PLC
Republic of Indonesia (D32)	12/20/24	1.000%(Q)	13,600	0.957%	171,879	(10,141)	182,020	Morgan Stanley & Co. International PLC
Republic of Lebanon (D32)	12/20/24	1.000%(Q)	3,400	18.956%	(1,545,133)	(2,535)	(1,542,598)	Morgan Stanley & Co. International PLC
Republic of Panama (D32)	12/20/24	1.000%(Q)	3,400	0.502%	87,808	(2,535)	90,343	Morgan Stanley & Co. International PLC
Republic of Peru (D32)	12/20/24	1.000%(Q)	3,400	0.530%	83,148	(2,535)	85,683	Morgan Stanley & Co. International PLC
Republic of Philippines (D32)	12/20/24	1.000%(Q)	3,400	0.508%	103,952	(2,535)	106,487	Morgan Stanley & Co. International PLC
Republic of South Africa (D32)	12/20/24	1.000%(Q)	15,300	1.857%	(625,692)	(11,408)	(614,284)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

180

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Turkey (D32)	12/20/24	1.000%(Q)	20,400	3.341%	$(2,149,932)	$(15,211)	$(2,134,721)	Morgan Stanley & Co. International PLC
Russian Federation (D32)	12/20/24	1.000%(Q)	13,600	0.756%	174,120	(10,141)	184,261	Morgan Stanley & Co. International PLC
State of Qatar (D32)	12/20/24	1.000%(Q)	3,400	0.467%	93,853	(2,535)	96,388	Morgan Stanley & Co. International PLC
United Mexican States (D32)	12/20/24	1.000%(Q)	20,400	0.927%	97,201	(15,211)	112,412	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D33)	12/20/24	1.000%(Q)	3,000	0.462%	83,489	(2,321)	85,810	Barclays Bank PLC
Federation of Malaysia (D33)	12/20/24	1.000%(Q)	6,000	0.549%	173,566	(4,642)	178,208	Barclays Bank PLC
Federative Republic of Brazil (D33)	12/20/24	1.000%(Q)	18,000	1.213%	(165,307)	(13,926)	(151,381)	Barclays Bank PLC
Kingdom of Saudi Arabia (D33)	12/20/24	1.000%(Q)	3,000	0.705%	47,138	(2,321)	49,459	Barclays Bank PLC
People’s Republic of China (D33)	12/20/24	1.000%(Q)	13,500	0.510%	411,561	(10,444)	422,005	Barclays Bank PLC
Republic of Argentina (D33)	12/20/24	1.000%(Q)	7,500	103.524%	(4,815,019)	(5,802)	(4,809,217)	Barclays Bank PLC
Republic of Chile (D33)	12/20/24	1.000%(Q)	3,000	0.436%	87,348	(2,321)	89,669	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	181

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Colombia (D33)	12/20/24	1.000%(Q)	7,500	0.818%	$75,758	$(5,802)	$81,560	Barclays Bank PLC
Republic of Indonesia (D33)	12/20/24	1.000%(Q)	12,000	0.957%	151,658	(9,284)	160,942	Barclays Bank PLC
Republic of Lebanon (D33)	12/20/24	1.000%(Q)	3,000	18.956%	(1,363,352)	(2,321)	(1,361,031)	Barclays Bank PLC
Republic of Panama (D33)	12/20/24	1.000%(Q)	3,000	0.502%	77,477	(2,321)	79,798	Barclays Bank PLC
Republic of Peru (D33)	12/20/24	1.000%(Q)	3,000	0.530%	73,365	(2,321)	75,686	Barclays Bank PLC
Republic of Philippines (D33)	12/20/24	1.000%(Q)	3,000	0.508%	91,723	(2,321)	94,044	Barclays Bank PLC
Republic of South Africa (D33)	12/20/24	1.000%(Q)	13,500	1.857%	(552,081)	(10,444)	(541,637)	Barclays Bank PLC
Republic of Turkey (D33)	12/20/24	1.000%(Q)	18,000	3.341%	(1,896,999)	(13,926)	(1,883,073)	Barclays Bank PLC
Russian Federation (D33)	12/20/24	1.000%(Q)	12,000	0.756%	153,636	(9,284)	162,920	Barclays Bank PLC
State of Qatar (D33)	12/20/24	1.000%(Q)	3,000	0.467%	82,811	(2,321)	85,132	Barclays Bank PLC
United Mexican States (D33)	12/20/24	1.000%(Q)	18,000	0.927%	85,766	(13,926)	99,692	Barclays Bank PLC
Emirate of Abu Dhabi (D34)	12/20/24	1.000%(Q)	2,000	0.462%	55,659	(1,770)	57,429	Bank of America, N.A.
Federation of Malaysia (D34)	12/20/24	1.000%(Q)	4,000	0.549%	115,711	(3,540)	119,251	Bank of America, N.A.

See Notes to Financial Statements.

182

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Federative Republic of Brazil (D34)	12/20/24	1.000%(Q)	12,000	1.213%	$(110,204)	$(10,621)	$(99,583)	Bank of America, N.A.
Kingdom of Saudi Arabia (D34)	12/20/24	1.000%(Q)	2,000	0.705%	31,425	(1,770)	33,195	Bank of America, N.A.
People’s Republic of China (D34)	12/20/24	1.000%(Q)	9,000	0.510%	274,374	(7,966)	282,340	Bank of America, N.A.
Republic of Argentina (D34)	12/20/24	1.000%(Q)	5,000	103.524%	(3,210,013)	(4,426)	(3,205,587)	Bank of America, N.A.
Republic of Chile (D34)	12/20/24	1.000%(Q)	2,000	0.436%	58,232	(1,770)	60,002	Bank of America, N.A.
Republic of Colombia (D34)	12/20/24	1.000%(Q)	5,000	0.818%	50,505	(4,426)	54,931	Bank of America, N.A.
Republic of Indonesia (D34)	12/20/24	1.000%(Q)	8,000	0.957%	101,105	(7,081)	108,186	Bank of America, N.A.
Republic of Lebanon (D34)	12/20/24	1.000%(Q)	2,000	18.956%	(908,902)	(1,770)	(907,132)	Bank of America, N.A.
Republic of Panama (D34)	12/20/24	1.000%(Q)	2,000	0.502%	51,652	(1,770)	53,422	Bank of America, N.A.
Republic of Peru (D34)	12/20/24	1.000%(Q)	2,000	0.530%	48,910	(1,770)	50,680	Bank of America, N.A.
Republic of Philippines (D34)	12/20/24	1.000%(Q)	2,000	0.508%	61,148	(1,770)	62,918	Bank of America, N.A.
Republic of South Africa (D34)	12/20/24	1.000%(Q)	9,000	1.857%	(368,054)	(7,966)	(360,088)	Bank of America, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	183

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Turkey (D34)	12/20/24	1.000%(Q)	12,000	3.341%	$(1,264,666)	$(10,621)	$(1,254,045)	Bank of America, N.A.
Russian Federation (D34)	12/20/24	1.000%(Q)	8,000	0.756%	102,424	(7,081)	109,505	Bank of America, N.A.
State of Qatar (D34)	12/20/24	1.000%(Q)	2,000	0.467%	55,208	(1,770)	56,978	Bank of America, N.A.
United Mexican States (D34)	12/20/24	1.000%(Q)	12,000	0.927%	57,177	(10,621)	67,798	Bank of America, N.A.
Emirate of Abu Dhabi (D35)	12/20/24	1.000%(Q)	4,000	0.462%	111,318	(3,540)	114,858	Morgan Stanley & Co. International PLC
Federation of Malaysia (D35)	12/20/24	1.000%(Q)	8,000	0.549%	231,421	(7,081)	238,502	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D35)	12/20/24	1.000%(Q)	24,000	1.213%	(220,409)	(21,243)	(199,166)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D35)	12/20/24	1.000%(Q)	4,000	0.705%	62,850	(3,540)	66,390	Morgan Stanley & Co. International PLC
People’s Republic of China (D35)	12/20/24	1.000%(Q)	18,000	0.510%	548,747	(15,932)	564,679	Morgan Stanley & Co. International PLC
Republic of Argentina (D35)	12/20/24	1.000%(Q)	10,000	103.524%	(6,420,025)	(8,851)	(6,411,174)	Morgan Stanley & Co. International PLC
Republic of Chile (D35)	12/20/24	1.000%(Q)	4,000	0.436%	116,465	(3,540)	120,005	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

184

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Colombia (D35)	12/20/24	1.000%(Q)	10,000	0.818%	$101,010	$(8,851)	$109,861	Morgan Stanley & Co. International PLC
Republic of Indonesia (D35)	12/20/24	1.000%(Q)	16,000	0.957%	202,210	(14,162)	216,372	Morgan Stanley & Co. International PLC
Republic of Lebanon (D35)	12/20/24	1.000%(Q)	4,000	18.956%	(1,817,803)	(3,540)	(1,814,263)	Morgan Stanley & Co. International PLC
Republic of Panama (D35)	12/20/24	1.000%(Q)	4,000	0.502%	103,303	(3,540)	106,843	Morgan Stanley & Co. International PLC
Republic of Peru (D35)	12/20/24	1.000%(Q)	4,000	0.530%	97,821	(3,540)	101,361	Morgan Stanley & Co. International PLC
Republic of Philippines (D35)	12/20/24	1.000%(Q)	4,000	0.508%	122,297	(3,540)	125,837	Morgan Stanley & Co. International PLC
Republic of South Africa (D35)	12/20/24	1.000%(Q)	18,000	1.857%	(736,109)	(15,932)	(720,177)	Morgan Stanley & Co. International PLC
Republic of Turkey (D35)	12/20/24	1.000%(Q)	24,000	3.341%	(2,529,332)	(21,243)	(2,508,089)	Morgan Stanley & Co. International PLC
Russian Federation (D35)	12/20/24	1.000%(Q)	16,000	0.756%	204,847	(14,162)	219,009	Morgan Stanley & Co. International PLC
State of Qatar (D35)	12/20/24	1.000%(Q)	4,000	0.467%	110,415	(3,540)	113,955	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	185

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
United Mexican States (D35)	12/20/24	1.000%(Q)	24,000	0.927%	$114,354	$(21,243)	$135,597	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D36)	12/20/24	1.000%(Q)	1,000	0.462%	27,830	(1,083)	28,913	Bank of America, N.A.
Federative Republic of Brazil (D36)	12/20/24	1.000%(Q)	6,000	1.213%	(55,102)	(6,497)	(48,605)	Bank of America, N.A.
Kingdom of Saudi Arabia (D36)	12/20/24	1.000%(Q)	1,000	0.705%	15,713	(1,083)	16,796	Bank of America, N.A.
Malaysia (D36)	12/20/24	1.000%(Q)	2,000	0.549%	57,855	(2,166)	60,021	Bank of America, N.A.
People’s Republic of China (D36)	12/20/24	1.000%(Q)	4,500	0.510%	137,187	(4,872)	142,059	Bank of America, N.A.
Republic of Argentina (D36)	12/20/24	1.000%(Q)	2,500	103.524%	(1,605,006)	(2,707)	(1,602,299)	Bank of America, N.A.
Republic of Chile (D36)	12/20/24	1.000%(Q)	1,000	0.436%	29,116	(1,083)	30,199	Bank of America, N.A.
Republic of Colombia (D36)	12/20/24	1.000%(Q)	2,500	0.818%	25,253	(2,707)	27,960	Bank of America, N.A.
Republic of Indonesia (D36)	12/20/24	1.000%(Q)	4,000	0.957%	50,553	(4,331)	54,884	Bank of America, N.A.
Republic of Lebanon (D36)	12/20/24	1.000%(Q)	1,000	18.956%	(454,451)	(1,083)	(453,368)	Bank of America, N.A.
Republic of Panama (D36)	12/20/24	1.000%(Q)	1,000	0.502%	25,826	(1,083)	26,909	Bank of America, N.A.

See Notes to Financial Statements.

186

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Peru (D36)	12/20/24	1.000%(Q)	1,000	0.530%	$24,455	$(1,083)	$25,538	Bank of America, N.A.
Republic of Philippines (D36)	12/20/24	1.000%(Q)	1,000	0.508%	30,574	(1,083)	31,657	Bank of America, N.A.
Republic of South Africa (D36)	12/20/24	1.000%(Q)	4,500	1.857%	(184,027)	(4,872)	(179,155)	Bank of America, N.A.
Republic of Turkey (D36)	12/20/24	1.000%(Q)	6,000	3.341%	(632,333)	(6,497)	(625,836)	Bank of America, N.A.
Russian Federation (D36)	12/20/24	1.000%(Q)	4,000	0.756%	51,212	(4,331)	55,543	Bank of America, N.A.
State of Qatar (D36)	12/20/24	1.000%(Q)	1,000	0.467%	27,604	(1,083)	28,687	Bank of America, N.A.
United Mexican States (D36)	12/20/24	1.000%(Q)	6,000	0.927%	28,589	(6,497)	35,086	Bank of America, N.A.
Emirate of Abu Dhabi (D37)	12/20/24	1.000%(Q)	6,000	0.462%	166,977	(7,000)	173,977	Morgan Stanley & Co. International PLC
Federation of Malaysia (D37)	12/20/24	1.000%(Q)	12,000	0.549%	347,132	(14,000)	361,132	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D37)	12/20/24	1.000%(Q)	36,000	1.213%	(330,613)	(42,000)	(288,613)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D37)	12/20/24	1.000%(Q)	6,000	0.705%	94,275	(6,660)	100,935	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	187

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
People’s Republic of China (D37)	12/20/24	1.000%(Q)	27,000	0.510%	$823,121	$(31,500)	$854,621	Morgan Stanley & Co. International PLC
Republic of Argentina (D37)	12/20/24	1.000%(Q)	15,000	103.524%	(9,630,038)	(17,500)	(9,612,538)	Morgan Stanley & Co. International PLC
Republic of Chile (D37)	12/20/24	1.000%(Q)	6,000	0.436%	174,697	(7,000)	181,697	Morgan Stanley & Co. International PLC
Republic of Colombia (D37)	12/20/24	1.000%(Q)	15,000	0.818%	151,515	(17,500)	169,015	Morgan Stanley & Co. International PLC
Republic of Indonesia (D37)	12/20/24	1.000%(Q)	24,000	0.957%	303,315	(28,000)	331,315	Morgan Stanley & Co. International PLC
Republic of Lebanon (D37)	12/20/24	1.000%(Q)	6,000	18.956%	(2,726,705)	(7,000)	(2,719,705)	Morgan Stanley & Co. International PLC
Republic of Panama (D37)	12/20/24	1.000%(Q)	6,000	0.502%	154,955	(7,000)	161,955	Morgan Stanley & Co. International PLC
Republic of Peru (D37)	12/20/24	1.000%(Q)	6,000	0.530%	146,731	(7,000)	153,731	Morgan Stanley & Co. International PLC
Republic of Philippines (D37)	12/20/24	1.000%(Q)	6,000	0.508%	183,445	(7,000)	190,445	Morgan Stanley & Co. International PLC
Republic of South Africa (D37)	12/20/24	1.000%(Q)	27,000	1.857%	(1,104,163)	(29,968)	(1,074,195)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

188

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Republic of Turkey (D37)	12/20/24	1.000%(Q)	36,000	3.341%	$(3,793,998)	$(42,000)	$(3,751,998)	Morgan Stanley & Co. International PLC
Russian Federation (D37)	12/20/24	1.000%(Q)	24,000	0.756%	307,271	(28,000)	335,271	Morgan Stanley & Co. International PLC
State of Qatar (D37)	12/20/24	1.000%(Q)	6,000	0.467%	165,623	(7,000)	172,623	Morgan Stanley & Co. International PLC
United Mexican States (D37)	12/20/24	1.000%(Q)	36,000	0.927%	171,531	(42,000)	213,531	Morgan Stanley & Co. International PLC
ADT Security Corp. (D38)	06/20/24	5.000%(Q)	1,000	2.228%	140,283	(646)	140,929	Goldman Sachs International
ADT Security Corp. (D38)	06/20/24	5.000%(Q)	1,500	2.228%	210,425	(4,893)	215,318	Goldman Sachs International
Advanced Micro Devices, Inc. (D38)	06/20/24	5.000%(Q)	1,000	0.709%	202,045	(646)	202,691	Goldman Sachs International
Advanced Micro Devices, Inc. (D38)	06/20/24	5.000%(Q)	1,500	0.709%	303,067	(4,893)	307,960	Goldman Sachs International
AES Corp. (The) (D38)	06/20/24	5.000%(Q)	1,000	0.657%	204,337	(646)	204,983	Goldman Sachs International
AES Corp. (The) (D38)	06/20/24	5.000%(Q)	1,500	0.657%	306,506	(4,893)	311,399	Goldman Sachs International
AK Steel Corp. (D38)	06/20/24	5.000%(Q)	1,000	12.136%	(176,985)	(646)	(176,339)	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund	189

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
AK Steel Corp. (D38)	06/20/24	5.000%(Q)	1,500	12.136%	$(265,478)	$(4,893)	$(260,585)	Goldman Sachs International
Ally Financial, Inc. (D38)	06/20/24	5.000%(Q)	1,000	0.940%	192,280	(646)	192,926	Goldman Sachs International
Ally Financial, Inc. (D38)	06/20/24	5.000%(Q)	1,500	0.940%	288,420	(4,893)	293,313	Goldman Sachs International
American Airlines Group, Inc. (D38)	06/20/24	5.000%(Q)	1,000	1.973%	150,034	6,707,653	(6,557,619)	Goldman Sachs International
American Airlines Group, Inc. (D38)	06/20/24	5.000%(Q)	1,500	1.973%	225,050	10,502,154	(10,277,104)	Goldman Sachs International
American Axle & Manufacturing, Inc. (D38)	06/20/24	5.000%(Q)	1,000	4.664%	44,595	(646)	45,241	Goldman Sachs International
American Axle & Manufacturing, Inc. (D38)	06/20/24	5.000%(Q)	1,500	4.664%	66,892	(4,893)	71,785	Goldman Sachs International
Amkor Technology, Inc. (D38)	06/20/24	5.000%(Q)	1,000	0.918%	193,282	(646)	193,928	Goldman Sachs International
Amkor Technology, Inc. (D38)	06/20/24	5.000%(Q)	1,500	0.918%	289,923	(4,893)	294,816	Goldman Sachs International
Aramark Services, Inc. (D38)	06/20/24	5.000%(Q)	1,000	1.038%	188,515	(646)	189,161	Goldman Sachs International
Aramark Services, Inc. (D38)	06/20/24	5.000%(Q)	1,500	1.038%	282,773	(4,893)	287,666	Goldman Sachs International
Arconic, Inc. (D38)	06/20/24	5.000%(Q)	1,000	1.062%	187,551	(646)	188,197	Goldman Sachs International

See Notes to Financial Statements.

190

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Arconic, Inc. (D38)	06/20/24	5.000%(Q)	1,500	1.062%	$281,327	$(4,893)	$286,220	Goldman Sachs International
Ashland LLC (D38)	06/20/24	5.000%(Q)	1,000	0.316%	218,828	(646)	219,474	Goldman Sachs International
Ashland LLC (D38)	06/20/24	5.000%(Q)	1,500	0.316%	328,242	(4,893)	333,135	Goldman Sachs International
Avis Budget Group, Inc. (D38)	06/20/24	5.000%(Q)	1,000	2.781%	118,209	(646)	118,855	Goldman Sachs International
Avis Budget Group, Inc. (D38)	06/20/24	5.000%(Q)	1,500	2.781%	177,313	(4,893)	182,206	Goldman Sachs International
Avon Products, Inc. (D38)	06/20/24	5.000%(Q)	1,000	2.568%	125,242	(646)	125,888	Goldman Sachs International
Avon Products, Inc. (D38)	06/20/24	5.000%(Q)	1,500	2.568%	187,863	(4,101)	191,964	Goldman Sachs International
Ball Corp. (D38)	06/20/24	5.000%(Q)	1,000	0.359%	216,961	(646)	217,607	Goldman Sachs International
Ball Corp. (D38)	06/20/24	5.000%(Q)	1,500	0.359%	325,441	(4,893)	330,334	Goldman Sachs International
Bausch Health Cos., Inc. (D38)	06/20/24	5.000%(Q)	1,000	1.772%	157,156	(646)	157,802	Goldman Sachs International
Bausch Health Cos., Inc. (D38)	06/20/24	5.000%(Q)	1,500	1.772%	235,735	(4,893)	240,628	Goldman Sachs International
Beazer Homes USA, Inc. (D38)	06/20/24	5.000%(Q)	1,000	2.680%	116,646	(646)	117,292	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund	191

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Beazer Homes USA, Inc. (D38)	06/20/24	5.000%(Q)	1,500	2.680%	$174,969	$(4,893)	$179,862	Goldman Sachs International
Bombardier, Inc. (D38)	06/20/24	5.000%(Q)	1,000	6.771%	(24,842)	(646)	(24,196)	Goldman Sachs International
Bombardier, Inc. (D38)	06/20/24	5.000%(Q)	1,500	6.771%	(37,263)	(4,893)	(32,370)	Goldman Sachs International
Boyd Gaming Corp. (D38)	06/20/24	5.000%(Q)	1,000	0.971%	196,991	(646)	197,637	Goldman Sachs International
Boyd Gaming Corp. (D38)	06/20/24	5.000%(Q)	1,500	0.971%	295,487	(4,893)	300,380	Goldman Sachs International
California Resources Corp. (D38)	06/20/24	5.000%(Q)	1,000	*	(766,731)	(646)	(766,085)	Goldman Sachs International
California Resources Corp. (D38)	06/20/24	5.000%(Q)	1,500	*	(1,150,097)	(4,893)	(1,145,204)	Goldman Sachs International
Calpine Corp. (D38)	06/20/24	5.000%(Q)	1,000	1.850%	155,430	(646)	156,076	Goldman Sachs International
Calpine Corp. (D38)	06/20/24	5.000%(Q)	1,500	1.850%	233,146	(4,893)	238,039	Goldman Sachs International
CCO Holdings LLC (D38)	06/20/24	5.000%(Q)	1,000	1.050%	188,065	(646)	188,711	Goldman Sachs International
CCO Holdings LLC (D38)	06/20/24	5.000%(Q)	1,500	1.050%	282,098	(4,893)	286,991	Goldman Sachs International
CenturyLink, Inc. (D38)	06/20/24	5.000%(Q)	1,000	2.608%	125,096	(646)	125,742	Goldman Sachs International

See Notes to Financial Statements.

192

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
CenturyLink, Inc. (D38)	06/20/24	5.000%(Q)	1,500	2.608%	$187,644	$(4,893)	$192,537	Goldman Sachs International
Chesapeake Energy Corp. (D38)	06/20/24	5.000%(Q)	1,000	15.472%	(311,504)	(646)	(310,858)	Goldman Sachs International
Chesapeake Energy Corp. (D38)	06/20/24	5.000%(Q)	1,500	15.472%	(467,256)	(4,893)	(462,363)	Goldman Sachs International
CIT Group, Inc. (D38)	06/20/24	5.000%(Q)	1,000	0.835%	196,822	(646)	197,468	Goldman Sachs International
CIT Group, Inc. (D38)	06/20/24	5.000%(Q)	1,500	0.835%	295,232	(4,893)	300,125	Goldman Sachs International
Community Health Systems, Inc. (D38)	06/20/24	5.000%(Q)	1,000	17.694%	(350,279)	(646)	(349,633)	Goldman Sachs International
Community Health Systems, Inc. (D38)	06/20/24	5.000%(Q)	1,500	17.694%	(525,419)	(4,893)	(520,526)	Goldman Sachs International
CSC Holdings LLC (D38)	06/20/24	5.000%(Q)	1,000	1.107%	185,542	(646)	186,188	Goldman Sachs International
CSC Holdings LLC (D38)	06/20/24	5.000%(Q)	1,500	1.107%	278,313	(4,893)	283,206	Goldman Sachs International
DaVita, Inc. (D38)	06/20/24	5.000%(Q)	1,000	1.396%	173,045	(646)	173,691	Goldman Sachs International
DaVita, Inc. (D38)	06/20/24	5.000%(Q)	1,500	1.396%	259,568	(4,893)	264,461	Goldman Sachs International
Dean Foods Co. (D38)	06/20/24	5.000%(Q)	1,000	*	(535,503)	(646)	(534,857)	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund	193

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Dean Foods Co. (D38)	06/20/24	5.000%(Q)	1,500	*	$(803,255)	$(4,893)	$(798,362)	Goldman Sachs International
Dell, Inc. (D38)	06/20/24	5.000%(Q)	1,000	1.746%	157,504	(646)	158,150	Goldman Sachs International
Dell, Inc. (D38)	06/20/24	5.000%(Q)	1,500	1.720%	241,053	(4,893)	245,946	Goldman Sachs International
Diamond Offshore Drilling, Inc. (D38)	06/20/24	5.000%(Q)	1,000	9.289%	(102,215)	(646)	(101,569)	Goldman Sachs International
Diamond Offshore Drilling, Inc. (D38)	06/20/24	5.000%(Q)	1,500	9.289%	(153,322)	(4,893)	(148,429)	Goldman Sachs International
DISH DBS Corp. (D38)	06/20/24	5.000%(Q)	1,000	4.409%	56,562	(646)	57,208	Goldman Sachs International
DISH DBS Corp. (D38)	06/20/24	5.000%(Q)	1,500	4.409%	84,843	(4,893)	89,736	Goldman Sachs International
Equinix, Inc. (D38)	06/20/24	5.000%(Q)	1,000	0.424%	214,188	(646)	214,834	Goldman Sachs International
Equinix, Inc. (D38)	06/20/24	5.000%(Q)	1,500	0.424%	321,281	(4,893)	326,174	Goldman Sachs International
First Data Corp. (D38)	06/20/24	5.000%(Q)	1,000	0.114%	227,531	(646)	228,177	Goldman Sachs International
First Data Corp. (D38)	06/20/24	5.000%(Q)	1,500	0.114%	341,297	(4,893)	346,190	Goldman Sachs International
Freeport-McMoRan, Inc. (D38)	06/20/24	5.000%(Q)	1,000	1.937%	151,619	(646)	152,265	Goldman Sachs International
Freeport-McMoRan, Inc. (D38)	06/20/24	5.000%(Q)	1,500	1.937%	227,429	(4,893)	232,322	Goldman Sachs International

See Notes to Financial Statements.

194

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Frontier Communications Corp. (D38)	06/20/24	5.000%(Q)	1,000	*	$(521,336)	$(646)	$(520,690)	Goldman Sachs International
Frontier Communications Corp. (D38)	06/20/24	5.000%(Q)	1,500	*	(782,004)	(4,893)	(777,111)	Goldman Sachs International
Gap, Inc. (D38)	06/20/24	5.000%(Q)	1,000	1.164%	183,490	(646)	184,136	Goldman Sachs International
Gap, Inc. (D38)	06/20/24	5.000%(Q)	1,500	1.164%	275,234	(4,893)	280,127	Goldman Sachs International
Genworth Holdings, Inc. (D38)	06/20/24	5.000%(Q)	1,000	4.711%	44,521	(646)	45,167	Goldman Sachs International
Genworth Holdings, Inc. (D38)	06/20/24	5.000%(Q)	1,500	4.711%	66,781	(4,893)	71,674	Goldman Sachs International
Goodyear Tire & Rubber Co. (The) (D38)	06/20/24	5.000%(Q)	1,000	2.339%	135,121	(646)	135,767	Goldman Sachs International
Goodyear Tire & Rubber Co. (The) (D38)	06/20/24	5.000%(Q)	1,500	2.339%	202,681	(4,893)	207,574	Goldman Sachs International
HCA, Inc. (D38)	06/20/24	5.000%(Q)	1,000	0.874%	194,944	(646)	195,590	Goldman Sachs International
HCA, Inc. (D38)	06/20/24	5.000%(Q)	1,500	0.874%	292,416	(4,893)	297,309	Goldman Sachs International
HD Supply Holdings, Inc. (D38)	06/20/24	5.000%(Q)	1,000	0.415%	214,686	(646)	215,332	Goldman Sachs International
HD Supply Holdings, Inc. (D38)	06/20/24	5.000%(Q)	1,500	0.415%	322,029	(4,893)	326,922	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund	195

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Hertz Corp. (The) (D38)	06/20/24	5.000%(Q)	1,000	4.437%	$55,710	$(646)	$56,356	Goldman Sachs International
Hertz Corp. (The) (D38)	06/20/24	5.000%(Q)	1,500	4.437%	83,566	(4,893)	88,459	Goldman Sachs International
Iron Mountain, Inc. (D38)	06/20/24	5.000%(Q)	1,000	0.593%	207,069	(646)	207,715	Goldman Sachs International
Iron Mountain, Inc. (D38)	06/20/24	5.000%(Q)	1,500	0.593%	310,603	(4,893)	315,496	Goldman Sachs International
iStar, Inc. (D38)	06/20/24	5.000%(Q)	1,000	1.521%	168,070	(646)	168,716	Goldman Sachs International
iStar, Inc. (D38)	06/20/24	5.000%(Q)	1,500	1.521%	252,104	(4,893)	256,997	Goldman Sachs International
J. C. Penney Co., Inc. (D38)	06/20/24	5.000%(Q)	1,000	*	(539,073)	(646)	(538,427)	Goldman Sachs International
J. C. Penney Co., Inc. (D38)	06/20/24	5.000%(Q)	1,500	*	(808,610)	(4,893)	(803,717)	Goldman Sachs International
K. Hovnanian Enterprises, Inc. (D38)	06/20/24	5.000%(Q)	1,000	*	(328,998)	(646)	(328,352)	Goldman Sachs International
K. Hovnanian Enterprises, Inc. (D38)	06/20/24	5.000%(Q)	1,500	*	(493,498)	(4,893)	(488,605)	Goldman Sachs International
KB Home (D38)	06/20/24	5.000%(Q)	1,000	1.272%	178,832	(646)	179,478	Goldman Sachs International
KB Home (D38)	06/20/24	5.000%(Q)	1,500	1.272%	268,249	(4,893)	273,142	Goldman Sachs International
L Brands, Inc. (D38)	06/20/24	5.000%(Q)	1,000	3.368%	96,060	(646)	96,706	Goldman Sachs International

See Notes to Financial Statements.

196

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
L Brands, Inc. (D38)	06/20/24	5.000%(Q)	1,500	3.368%	$144,090	$(4,893)	$148,983	Goldman Sachs International
Lennar Corp. (D38)	06/20/24	5.000%(Q)	1,000	0.812%	198,051	(646)	198,697	Goldman Sachs International
Lennar Corp. (D38)	06/20/24	5.000%(Q)	1,500	0.812%	297,076	(4,893)	301,969	Goldman Sachs International
Liberty Interactive LLC (D38)	06/20/24	5.000%(Q)	1,000	1.553%	166,402	(646)	167,048	Goldman Sachs International
Liberty Interactive LLC (D38)	06/20/24	5.000%(Q)	1,500	1.553%	249,603	(4,893)	254,496	Goldman Sachs International
MBIA, Inc. (D38)	06/20/24	5.000%(Q)	1,000	1.420%	173,035	(646)	173,681	Goldman Sachs International
MBIA, Inc. (D38)	06/20/24	5.000%(Q)	1,500	1.420%	259,553	(4,893)	264,446	Goldman Sachs International
McClatchy Co. (D38)	06/20/24	5.000%(Q)	1,000	17.303%	(290,299)	(646)	(289,653)	Goldman Sachs International
McClatchy Co. (D38)	06/20/24	5.000%(Q)	1,500	17.303%	(435,449)	(4,893)	(430,556)	Goldman Sachs International
MDC Holdings, Inc. (D38)	06/20/24	5.000%(Q)	1,000	0.804%	198,381	(646)	199,027	Goldman Sachs International
MDC Holdings, Inc. (D38)	06/20/24	5.000%(Q)	1,500	0.804%	297,571	(4,893)	302,464	Goldman Sachs International
Meritor, Inc. (D38)	06/20/24	5.000%(Q)	1,000	1.478%	169,749	(646)	170,395	Goldman Sachs International
Meritor, Inc. (D38)	06/20/24	5.000%(Q)	1,500	1.478%	254,624	(4,893)	259,517	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund	197

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
MGIC Investment Corp. (D38)	06/20/24	5.000%(Q)	1,000	0.720%	$202,165	$(646)	$202,811	Goldman Sachs International
MGIC Investment Corp. (D38)	06/20/24	5.000%(Q)	1,500	0.720%	303,248	(4,893)	308,141	Goldman Sachs International
MGM Resorts International (D38)	06/20/24	5.000%(Q)	1,000	1.052%	187,914	(646)	188,560	Goldman Sachs International
MGM Resorts International (D38)	06/20/24	5.000%(Q)	1,500	1.052%	281,871	(4,893)	286,764	Goldman Sachs International
Murphy Oil Corp. (D38)	06/20/24	5.000%(Q)	1,000	1.783%	157,626	(646)	158,272	Goldman Sachs International
Murphy Oil Corp. (D38)	06/20/24	5.000%(Q)	1,500	1.783%	236,439	(4,893)	241,332	Goldman Sachs International
Nabors Industries, Inc. (D38)	06/20/24	5.000%(Q)	1,000	10.732%	(135,666)	(646)	(135,020)	Goldman Sachs International
Nabors Industries, Inc. (D38)	06/20/24	5.000%(Q)	1,500	10.732%	(203,499)	(4,893)	(198,606)	Goldman Sachs International
Navient Corp. (D38)	06/20/24	5.000%(Q)	1,000	2.940%	111,824	(646)	112,470	Goldman Sachs International
Navient Corp. (D38)	06/20/24	5.000%(Q)	1,500	2.940%	167,736	(4,893)	172,629	Goldman Sachs International
Neiman Marcus Group Ltd. LLC (The) (D38)	06/20/24	5.000%(Q)	1,000	*	(766,119)	(646)	(765,473)	Goldman Sachs International

See Notes to Financial Statements.

198

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Neiman Marcus Group Ltd. LLC (The) (D38)	06/20/24	5.000%(Q)	1,500	*	$(1,149,179)	$(4,893)	$(1,144,286)	Goldman Sachs International
New Albertsons, Inc. (D38)	06/20/24	5.000%(Q)	1,000	1.719%	153,103	(646)	153,749	Goldman Sachs International
New Albertsons, Inc. (D38)	06/20/24	5.000%(Q)	1,500	1.719%	229,655	(4,893)	234,548	Goldman Sachs International
NOVA Chemicals Corp. (D38)	06/20/24	5.000%(Q)	1,000	1.622%	164,302	(646)	164,948	Goldman Sachs International
NOVA Chemicals Corp. (D38)	06/20/24	5.000%(Q)	1,500	1.622%	246,452	(4,893)	251,345	Goldman Sachs International
NRG Energy, Inc. (D38)	06/20/24	5.000%(Q)	1,000	0.823%	197,587	(646)	198,233	Goldman Sachs International
NRG Energy, Inc. (D38)	06/20/24	5.000%(Q)	1,500	0.823%	296,380	(4,893)	301,273	Goldman Sachs International
Olin Corp. (D38)	06/20/24	5.000%(Q)	1,000	1.384%	174,209	(646)	174,855	Goldman Sachs International
Olin Corp. (D38)	06/20/24	5.000%(Q)	1,500	1.384%	261,313	(4,893)	266,206	Goldman Sachs International
Pactiv LLC (D38)	06/20/24	5.000%(Q)	1,000	1.695%	161,616	(646)	162,262	Goldman Sachs International
Pactiv LLC (D38)	06/20/24	5.000%(Q)	1,500	1.695%	242,424	(4,893)	247,317	Goldman Sachs International
Pitney Bowes, Inc. (D38)	06/20/24	5.000%(Q)	1,000	4.827%	41,376	(646)	42,022	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund	199

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Pitney Bowes, Inc. (D38)	06/20/24	5.000%(Q)	1,500	4.827%	$62,063	$(4,893)	$66,956	Goldman Sachs International
PolyOne Corp. (D38)	06/20/24	5.000%(Q)	1,000	0.644%	204,888	(646)	205,534	Goldman Sachs International
PolyOne Corp. (D38)	06/20/24	5.000%(Q)	1,500	0.644%	307,331	(4,893)	312,224	Goldman Sachs International
PulteGroup, Inc. (D38)	06/20/24	5.000%(Q)	1,000	0.771%	199,841	(646)	200,487	Goldman Sachs International
PulteGroup, Inc. (D38)	06/20/24	5.000%(Q)	1,500	0.771%	299,761	(4,893)	304,654	Goldman Sachs International
Radian Group, Inc. (D38)	06/20/24	5.000%(Q)	1,000	0.832%	197,081	(646)	197,727	Goldman Sachs International
Radian Group, Inc. (D38)	06/20/24	5.000%(Q)	1,500	0.832%	295,621	(4,893)	300,514	Goldman Sachs International
Realogy Group LLC (D38)	06/20/24	5.000%(Q)	1,000	6.218%	(47,792)	(646)	(47,146)	Goldman Sachs International
Realogy Group LLC (D38)	06/20/24	5.000%(Q)	1,500	6.218%	(71,688)	(4,893)	(66,795)	Goldman Sachs International
Rite Aid Corp. (D38)	06/20/24	5.000%(Q)	1,000	14.072%	(264,547)	(646)	(263,901)	Goldman Sachs International
Rite Aid Corp. (D38)	06/20/24	5.000%(Q)	1,500	14.072%	(396,821)	(4,893)	(391,928)	Goldman Sachs International
RR Donnelley & Sons Co. (D38)	06/20/24	5.000%(Q)	1,000	6.008%	(94)	(646)	552	Goldman Sachs International
RR Donnelley & Sons Co. (D38)	06/20/24	5.000%(Q)	1,500	6.008%	(141)	(4,893)	4,752	Goldman Sachs International

See Notes to Financial Statements.

200

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Sabre Corp. (D38)	06/20/24	5.000%(Q)	1,000	0.385%	$216,067	$(646)	$216,713	Goldman Sachs International
Sabre Corp. (D38)	06/20/24	5.000%(Q)	1,500	0.385%	324,100	(4,893)	328,993	Goldman Sachs International
Safeway, Inc. (D38)	06/20/24	5.000%(Q)	1,000	1.366%	175,228	(646)	175,874	Goldman Sachs International
Safeway, Inc. (D38)	06/20/24	5.000%(Q)	1,500	1.366%	262,841	(4,893)	267,734	Goldman Sachs International
Sanmina Corp. (D38)	06/20/24	5.000%(Q)	1,000	0.226%	220,007	(646)	220,653	Goldman Sachs International
Sanmina Corp. (D38)	06/20/24	5.000%(Q)	1,500	0.226%	330,010	(4,893)	334,903	Goldman Sachs International
Sealed Air Corp. (D38)	06/20/24	5.000%(Q)	1,000	0.904%	194,082	(646)	194,728	Goldman Sachs International
Sealed Air Corp. (D38)	06/20/24	5.000%(Q)	1,500	0.904%	291,122	(4,893)	296,015	Goldman Sachs International
Springleaf Finance Corp. (D38)	06/20/24	5.000%(Q)	1,000	1.532%	167,616	(646)	168,262	Goldman Sachs International
Springleaf Finance Corp. (D38)	06/20/24	5.000%(Q)	1,500	1.532%	251,423	(4,893)	256,316	Goldman Sachs International
Sprint Communications, Inc. (D38)	06/20/24	5.000%(Q)	1,000	2.782%	117,764	(646)	118,410	Goldman Sachs International
Sprint Communications, Inc. (D38)	06/20/24	5.000%(Q)	1,500	2.782%	176,646	(4,893)	181,539	Goldman Sachs International
Staples, Inc. (D38)	06/20/24	5.000%(Q)	1,000	4.662%	47,708	(646)	48,354	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund	201

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Staples, Inc. (D38)	06/20/24	5.000%(Q)	1,500	4.662%	$71,561	$(4,893)	$76,454	Goldman Sachs International
Talen Energy Supply LLC (D38)	06/20/24	5.000%(Q)	1,000	8.784%	(86,881)	(646)	(86,235)	Goldman Sachs International
Talen Energy Supply LLC (D38)	06/20/24	5.000%(Q)	1,500	8.784%	(130,322)	(4,893)	(125,429)	Goldman Sachs International
Targa Resources Partners LP (D38)	06/20/24	5.000%(Q)	1,000	0.883%	194,653	(646)	195,299	Goldman Sachs International
Targa Resources Partners LP (D38)	06/20/24	5.000%(Q)	1,500	0.883%	291,980	(4,893)	296,873	Goldman Sachs International
TEGNA, Inc. (D38)	06/20/24	5.000%(Q)	1,000	1.254%	179,692	(646)	180,338	Goldman Sachs International
TEGNA, Inc. (D38)	06/20/24	5.000%(Q)	1,500	1.254%	269,538	(4,893)	274,431	Goldman Sachs International
Tenet Healthcare Corp. (D38)	06/20/24	5.000%(Q)	1,000	4.017%	70,641	(646)	71,287	Goldman Sachs International
Tenet Healthcare Corp. (D38)	06/20/24	5.000%(Q)	1,500	4.017%	105,962	(4,893)	110,855	Goldman Sachs International
Tesla, Inc. (D38)	06/20/24	5.000%(Q)	1,000	3.874%	73,243	(646)	73,889	Goldman Sachs International
Tesla, Inc. (D38)	06/20/24	5.000%(Q)	1,500	3.817%	114,317	(4,893)	119,210	Goldman Sachs International
Teva Pharmaceutical Industries Ltd. (D38)	06/20/24	5.000%(Q)	1,000	6.149%	(4,760)	(646)	(4,114)	Goldman Sachs International

See Notes to Financial Statements.

202

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Teva Pharmaceutical Industries Ltd. (D38)	06/20/24	5.000%(Q)	1,500	6.149%	$(7,140)	$(4,893)	$(2,247)	Goldman Sachs International
T-Mobile, Inc. (D38)	06/20/24	5.000%(Q)	1,000	0.949%	191,918	(646)	192,564	Goldman Sachs International
T-Mobile, Inc. (D38)	06/20/24	5.000%(Q)	1,500	0.949%	287,877	(4,893)	292,770	Goldman Sachs International
Toll Brothers, Inc. (D38)	06/20/24	5.000%(Q)	1,000	0.810%	198,222	(646)	198,868	Goldman Sachs International
Toll Brothers, Inc. (D38)	06/20/24	5.000%(Q)	1,500	0.810%	297,333	(4,893)	302,226	Goldman Sachs International
TransDigm, Inc. (D38)	06/20/24	5.000%(Q)	1,000	1.432%	172,482	(646)	173,128	Goldman Sachs International
TransDigm, Inc. (D38)	06/20/24	5.000%(Q)	1,500	1.432%	258,723	(4,893)	263,616	Goldman Sachs International
Transocean, Inc. (D38)	06/20/24	5.000%(Q)	1,000	11.464%	(157,667)	(646)	(157,021)	Goldman Sachs International
Transocean, Inc. (D38)	06/20/24	5.000%(Q)	1,500	11.464%	(236,501)	(4,893)	(231,608)	Goldman Sachs International
Unisys Corp. (D38)	06/20/24	5.000%(Q)	1,000	5.216%	27,287	(646)	27,933	Goldman Sachs International
Unisys Corp. (D38)	06/20/24	5.000%(Q)	1,500	5.216%	40,930	(4,893)	45,823	Goldman Sachs International
United Airlines Holdings, Inc. (D38)	06/20/24	5.000%(Q)	1,500	0.970%	276,517	(4,893)	281,410	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund	203

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
United Continental Holdings, Inc. (D38)	06/20/24	5.000%(Q)	1,000	0.970%	$184,345	$(646)	$184,991	Goldman Sachs International
United Rentals North America, Inc. (D38)	06/20/24	5.000%(Q)	1,000	1.202%	182,020	(646)	182,666	Goldman Sachs International
United Rentals North America, Inc. (D38)	06/20/24	5.000%(Q)	1,500	1.202%	273,031	(4,893)	277,924	Goldman Sachs International
United States Steel Corp. (D38)	06/20/24	5.000%(Q)	1,000	7.492%	(49,045)	(646)	(48,399)	Goldman Sachs International
United States Steel Corp. (D38)	06/20/24	5.000%(Q)	1,500	7.492%	(73,568)	(4,893)	(68,675)	Goldman Sachs International
Uniti Group, Inc. (D38)	06/20/24	5.000%(Q)	1,000	11.826%	(150,850)	(646)	(150,204)	Goldman Sachs International
Uniti Group, Inc. (D38)	06/20/24	5.000%(Q)	1,500	11.826%	(226,274)	(4,893)	(221,381)	Goldman Sachs International
Universal Health Services, Inc. (D38)	06/20/24	5.000%(Q)	1,000	0.446%	213,408	(646)	214,054	Goldman Sachs International
Universal Health Services, Inc. (D38)	06/20/24	5.000%(Q)	1,500	0.446%	320,113	(4,893)	325,006	Goldman Sachs International
Univision Communications, Inc. (D38)	06/20/24	5.000%(Q)	1,000	2.520%	124,763	(646)	125,409	Goldman Sachs International

See Notes to Financial Statements.

204

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Univision Communications, Inc. (D38)	06/20/24	5.000%(Q)	1,500	2.520%	$187,145	$(4,893)	$192,038	Goldman Sachs International
Vistra Energy Corp. (D38)	06/20/24	5.000%(Q)	1,000	1.132%	181,841	(646)	182,487	Goldman Sachs International
Vistra Energy Corp. (D38)	06/20/24	5.000%(Q)	1,500	1.132%	272,762	(4,893)	277,655	Goldman Sachs International
Whiting Petroleum Corp. (D38)	06/20/24	5.000%(Q)	1,000	13.814%	(208,402)	(646)	(207,756)	Goldman Sachs International
Whiting Petroleum Corp. (D38)	06/20/24	5.000%(Q)	1,500	13.814%	(312,604)	(4,893)	(307,711)	Goldman Sachs International
Xerox Corp. (D38)	06/20/24	5.000%(Q)	1,000	1.600%	165,255	(646)	165,901	Goldman Sachs International
Xerox Corp. (D38)	06/20/24	5.000%(Q)	1,500	1.600%	247,883	(4,893)	252,776	Goldman Sachs International
Yum! Brands, Inc. (D38)	06/20/24	5.000%(Q)	1,000	0.585%	207,519	(646)	208,165	Goldman Sachs International
Yum! Brands, Inc. (D38)	06/20/24	5.000%(Q)	1,500	0.585%	311,278	(4,893)	316,171	Goldman Sachs International
Sprint Communications, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.679%	113,923	(5,833)	119,756	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.679%	113,923	(5,833)	119,756	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.679%	113,923	(5,833)	119,756	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	205

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
ADT Security Corp. (D39)	12/20/24	5.000%(Q)	1,000	2.212%	$138,144	$(5,833)	$143,977	Goldman Sachs International
ADT Security Corp. (D39)	12/20/24	5.000%(Q)	2,000	2.580%	276,289	(10,544)	286,833	Goldman Sachs International
ADT Security Corp. (D39)	12/20/24	5.000%(Q)	1,000	2.212%	138,144	(5,833)	143,977	Morgan Stanley & Co. International PLC
Advanced Micro Devices, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.698%	217,413	(5,833)	223,246	Goldman Sachs International
Advanced Micro Devices, Inc. (D39)	12/20/24	5.000%(Q)	2,000	0.809%	434,826	(10,544)	445,370	Goldman Sachs International
Advanced Micro Devices, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.698%	217,413	6,877,500	(6,660,087)	Morgan Stanley & Co. International PLC
AES Corp. (The) (D39)	12/20/24	5.000%(Q)	1,000	0.650%	219,966	(5,833)	225,799	Goldman Sachs International
AES Corp. (The) (D39)	12/20/24	5.000%(Q)	2,000	0.758%	439,933	(10,544)	450,477	Goldman Sachs International
AES Corp. (The) (D39)	12/20/24	5.000%(Q)	1,000	0.650%	219,966	(5,833)	225,799	Morgan Stanley & Co. International PLC
AK Steel Corp. (D39)	12/20/24	5.000%(Q)	1,000	10.845%	(201,886)	(5,833)	(196,053)	Goldman Sachs International
AK Steel Corp. (D39)	12/20/24	5.000%(Q)	2,000	12.653%	(403,772)	(10,544)	(393,228)	Goldman Sachs International

See Notes to Financial Statements.

206

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
AK Steel Corp. (D39)	12/20/24	5.000%(Q)	1,000	10.845%	$(201,886)	$(5,833)	$(196,053)	Morgan Stanley & Co. International PLC
Ally Financial, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.904%	205,893	(5,833)	211,726	Goldman Sachs International
Ally Financial, Inc. (D39)	12/20/24	5.000%(Q)	2,000	1.055%	411,785	(10,544)	422,329	Goldman Sachs International
Ally Financial, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.904%	205,893	(5,833)	211,726	Morgan Stanley & Co. International PLC
American Airlines Group, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.896%	153,643	7,077,500	(6,923,857)	Goldman Sachs International
American Airlines Group, Inc. (D39)	12/20/24	5.000%(Q)	2,000	2.212%	307,286	14,259,041	(13,951,755)	Goldman Sachs International
American Airlines Group, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.896%	153,643	(5,833)	159,476	Morgan Stanley & Co. International PLC
American Axle & Manufacturing, Inc. (D39)	12/20/24	5.000%(Q)	1,000	4.540%	26,375	(5,833)	32,208	Goldman Sachs International
American Axle & Manufacturing, Inc. (D39)	12/20/24	5.000%(Q)	2,000	5.209%	52,751	(10,544)	63,295	Goldman Sachs International
American Axle & Manufacturing, Inc. (D39)	12/20/24	5.000%(Q)	1,000	4.540%	26,375	(5,833)	32,208	Morgan Stanley & Co. International PLC
Amkor Technology, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.913%	206,014	(5,833)	211,847	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund	207

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Amkor Technology, Inc. (D39)	12/20/24	5.000%(Q)	2,000	1.053%	$412,028	$(10,544)	$422,572	Goldman Sachs International
Amkor Technology, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.913%	206,014	(5,833)	211,847	Morgan Stanley & Co. International PLC
Aramark Services, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.012%	200,451	(5,833)	206,284	Goldman Sachs International
Aramark Services, Inc. (D39)	12/20/24	5.000%(Q)	2,000	1.181%	400,902	(10,544)	411,446	Goldman Sachs International
Aramark Services, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.012%	200,451	(5,833)	206,284	Morgan Stanley & Co. International PLC
Arconic, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.050%	198,474	(5,833)	204,307	Goldman Sachs International
Arconic, Inc. (D39)	12/20/24	5.000%(Q)	2,000	1.225%	396,947	(10,544)	407,491	Goldman Sachs International
Arconic, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.050%	198,474	(5,833)	204,307	Morgan Stanley & Co. International PLC
Ashland LLC (D39)	12/20/24	5.000%(Q)	1,000	0.304%	238,994	(5,833)	244,827	Goldman Sachs International
Ashland LLC (D39)	12/20/24	5.000%(Q)	2,000	0.354%	477,989	(10,544)	488,533	Goldman Sachs International
Ashland LLC (D39)	12/20/24	5.000%(Q)	1,000	0.304%	238,994	(5,833)	244,827	Morgan Stanley & Co. International PLC
Avis Budget Group, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.777%	110,165	(5,833)	115,998	Goldman Sachs International

See Notes to Financial Statements.

208

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Avis Budget Group, Inc. (D39)	12/20/24	5.000%(Q)	2,000	3.221%	$220,330	$(10,544)	$230,874	Goldman Sachs International
Avis Budget Group, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.777%	110,165	(5,833)	115,998	Morgan Stanley & Co. International PLC
Avon Products, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.413%	126,725	(5,833)	132,558	Goldman Sachs International
Avon Products, Inc. (D39)	12/20/24	5.000%(Q)	2,000	2.798%	253,449	(10,544)	263,993	Goldman Sachs International
Avon Products, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.413%	126,725	(5,833)	132,558	Morgan Stanley & Co. International PLC
Ball Corp. (D39)	12/20/24	5.000%(Q)	1,000	0.352%	236,342	(5,833)	242,175	Goldman Sachs International
Ball Corp. (D39)	12/20/24	5.000%(Q)	2,000	0.410%	472,684	(10,544)	483,228	Goldman Sachs International
Ball Corp. (D39)	12/20/24	5.000%(Q)	1,000	0.352%	236,342	(5,833)	242,175	Morgan Stanley & Co. International PLC
Bausch Health Cos., Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.754%	161,282	(5,833)	167,115	Goldman Sachs International
Bausch Health Cos., Inc. (D39)	12/20/24	5.000%(Q)	2,000	2.013%	322,564	(10,544)	333,108	Goldman Sachs International
Bausch Health Cos., Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.754%	161,282	(5,833)	167,115	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	209

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Beazer Homes USA, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.725%	$112,400	$(5,833)	$118,233	Goldman Sachs International
Beazer Homes USA, Inc. (D39)	12/20/24	5.000%(Q)	2,000	3.012%	224,800	(10,544)	235,344	Goldman Sachs International
Beazer Homes USA, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.725%	112,400	(5,833)	118,233	Morgan Stanley & Co. International PLC
Bombardier, Inc. (D39)	12/20/24	5.000%(Q)	1,000	6.085%	(38,597)	(5,833)	(32,764)	Goldman Sachs International
Bombardier, Inc. (D39)	12/20/24	5.000%(Q)	2,000	7.099%	(77,194)	(10,544)	(66,650)	Goldman Sachs International
Bombardier, Inc. (D39)	12/20/24	5.000%(Q)	1,000	6.085%	(38,597)	(5,833)	(32,764)	Morgan Stanley & Co. International PLC
Boyd Gaming Corp. (D39)	12/20/24	5.000%(Q)	1,000	0.815%	210,499	(5,833)	216,332	Goldman Sachs International
Boyd Gaming Corp. (D39)	12/20/24	5.000%(Q)	2,000	1.119%	420,998	(10,544)	431,542	Goldman Sachs International
Boyd Gaming Corp. (D39)	12/20/24	5.000%(Q)	1,000	0.815%	210,499	(5,833)	216,332	Morgan Stanley & Co. International PLC
California Resources Corp. (D39)	12/20/24	5.000%(Q)	1,000	*	(770,468)	(5,833)	(764,635)	Goldman Sachs International
California Resources Corp. (D39)	12/20/24	5.000%(Q)	2,000	*	(1,540,935)	(10,544)	(1,530,391)	Goldman Sachs International

See Notes to Financial Statements.

210

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
California Resources Corp. (D39)	12/20/24	5.000%(Q)	1,000	*	$(770,468)	$(5,833)	$(764,635)	Morgan Stanley & Co. International PLC
Calpine Corp. (D39)	12/20/24	5.000%(Q)	1,000	1.842%	157,056	(5,833)	162,889	Goldman Sachs International
Calpine Corp. (D39)	12/20/24	5.000%(Q)	2,000	2.149%	314,111	(10,544)	324,655	Goldman Sachs International
Calpine Corp. (D39)	12/20/24	5.000%(Q)	1,000	1.842%	157,056	(5,833)	162,889	Morgan Stanley & Co. International PLC
CCO Holdings LLC (D39)	12/20/24	5.000%(Q)	1,000	1.028%	199,609	(5,833)	205,442	Goldman Sachs International
CCO Holdings LLC (D39)	12/20/24	5.000%(Q)	2,000	1.200%	399,219	(10,544)	409,763	Goldman Sachs International
CCO Holdings LLC (D39)	12/20/24	5.000%(Q)	1,000	1.028%	199,609	(5,833)	205,442	Morgan Stanley & Co. International PLC
CenturyLink, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.541%	121,296	(5,833)	127,129	Goldman Sachs International
CenturyLink, Inc. (D39)	12/20/24	5.000%(Q)	2,000	2.965%	242,591	(10,544)	253,135	Goldman Sachs International
CenturyLink, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.541%	121,296	(5,833)	127,129	Morgan Stanley & Co. International PLC
Chesapeake Energy Corp. (D39)	12/20/24	5.000%(Q)	1,000	15.761%	(336,179)	(5,833)	(330,346)	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund	211

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Chesapeake Energy Corp. (D39)	12/20/24	5.000%(Q)	2,000	15.823%	$(672,358)	$(10,544)	$(661,814)	Goldman Sachs International
Chesapeake Energy Corp. (D39)	12/20/24	5.000%(Q)	1,000	15.761%	(336,179)	(5,833)	(330,346)	Morgan Stanley & Co. International PLC
CIT Group, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.812%	211,055	(5,833)	216,888	Goldman Sachs International
CIT Group, Inc. (D39)	12/20/24	5.000%(Q)	2,000	0.947%	422,110	(10,544)	432,654	Goldman Sachs International
CIT Group, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.812%	211,055	(5,833)	216,888	Morgan Stanley & Co. International PLC
Community Health Systems, Inc. (D39)	12/20/24	5.000%(Q)	1,000	17.648%	(363,991)	(5,833)	(358,158)	Goldman Sachs International
Community Health Systems, Inc. (D39)	12/20/24	5.000%(Q)	2,000	17.648%	(727,982)	(10,544)	(717,438)	Goldman Sachs International
Community Health Systems, Inc. (D39)	12/20/24	5.000%(Q)	1,000	17.648%	(363,991)	(5,833)	(358,158)	Morgan Stanley & Co. International PLC
CSC Holdings LLC (D39)	12/20/24	5.000%(Q)	1,000	1.091%	196,173	(5,833)	202,006	Goldman Sachs International
CSC Holdings LLC (D39)	12/20/24	5.000%(Q)	2,000	1.272%	392,346	(10,544)	402,890	Goldman Sachs International
CSC Holdings LLC (D39)	12/20/24	5.000%(Q)	1,000	1.091%	196,173	(5,833)	202,006	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

212

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
DaVita, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.283%	$185,043	$(5,833)	$190,876	Goldman Sachs International
DaVita, Inc. (D39)	12/20/24	5.000%(Q)	2,000	1.497%	370,085	(10,544)	380,629	Goldman Sachs International
DaVita, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.283%	185,043	(5,833)	190,876	Morgan Stanley & Co. International PLC
Dean Foods Co. (D39)	12/20/24	5.000%(Q)	1,000	*	(541,035)	(5,833)	(535,202)	Goldman Sachs International
Dean Foods Co. (D39)	12/20/24	5.000%(Q)	2,000	*	(1,082,070)	(10,544)	(1,071,526)	Goldman Sachs International
Dean Foods Co. (D39)	12/20/24	5.000%(Q)	1,000	*	(541,035)	(5,833)	(535,202)	Morgan Stanley & Co. International PLC
Dell, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.694%	164,643	(5,833)	170,476	Goldman Sachs International
Dell, Inc. (D39)	12/20/24	5.000%(Q)	2,000	1.977%	329,286	(10,544)	339,830	Goldman Sachs International
Dell, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.694%	164,643	(5,833)	170,476	Morgan Stanley & Co. International PLC
Diamond Offshore Drilling, Inc. (D39)	12/20/24	5.000%(Q)	1,000	8.301%	(121,839)	(5,833)	(116,006)	Goldman Sachs International
Diamond Offshore Drilling, Inc. (D39)	12/20/24	5.000%(Q)	2,000	9.684%	(243,679)	(10,544)	(233,135)	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund	213

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Diamond Offshore Drilling, Inc. (D39)	12/20/24	5.000%(Q)	1,000	8.301%	$(121,839)	$(5,833)	$(116,006)	Morgan Stanley & Co. International PLC
DISH DBS Corp. (D39)	12/20/24	5.000%(Q)	1,000	4.212%	41,174	(5,833)	47,007	Goldman Sachs International
DISH DBS Corp. (D39)	12/20/24	5.000%(Q)	2,000	4.914%	82,348	(10,544)	92,892	Goldman Sachs International
DISH DBS Corp. (D39)	12/20/24	5.000%(Q)	1,000	4.212%	41,174	(5,833)	47,007	Morgan Stanley & Co. International PLC
Freeport-McMoRan, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.864%	155,424	(5,833)	161,257	Goldman Sachs International
Freeport-McMoRan, Inc. (D39)	12/20/24	5.000%(Q)	2,000	2.175%	310,848	(10,544)	321,392	Goldman Sachs International
Freeport-McMoRan, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.864%	155,424	(5,833)	161,257	Morgan Stanley & Co. International PLC
Frontier Communications Corp. (D39)	12/20/24	5.000%(Q)	1,000	*	(524,567)	(5,833)	(518,734)	Goldman Sachs International
Frontier Communications Corp. (D39)	12/20/24	5.000%(Q)	2,000	*	(1,049,133)	(10,544)	(1,038,589)	Goldman Sachs International
Frontier Communications Corp. (D39)	12/20/24	5.000%(Q)	1,000	*	(524,567)	(5,833)	(518,734)	Morgan Stanley & Co. International PLC
Gap, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.163%	192,668	(5,833)	198,501	Goldman Sachs International

See Notes to Financial Statements.

214

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Gap, Inc. (D39)	12/20/24	5.000%(Q)	2,000	1.357%	$385,337	$(10,544)	$395,881	Goldman Sachs International
Gap, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.163%	192,668	(5,833)	198,501	Morgan Stanley & Co. International PLC
Genworth Holdings, Inc. (D39)	12/20/24	5.000%(Q)	1,000	4.264%	37,861	(5,833)	43,694	Goldman Sachs International
Genworth Holdings, Inc. (D39)	12/20/24	5.000%(Q)	2,000	4.974%	75,722	(10,544)	86,266	Goldman Sachs International
Genworth Holdings, Inc. (D39)	12/20/24	5.000%(Q)	1,000	4.264%	37,861	(5,833)	43,694	Morgan Stanley & Co. International PLC
Goodyear Tire & Rubber Co. (The) (D39)	12/20/24	5.000%(Q)	1,000	2.305%	133,353	(5,833)	139,186	Goldman Sachs International
Goodyear Tire & Rubber Co. (The) (D39)	12/20/24	5.000%(Q)	2,000	2.667%	266,705	(10,544)	277,249	Goldman Sachs International
Goodyear Tire & Rubber Co. (The) (D39)	12/20/24	5.000%(Q)	1,000	2.305%	133,353	(5,833)	139,186	Morgan Stanley & Co. International PLC
HCA, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.886%	207,651	(5,833)	213,484	Goldman Sachs International
HCA, Inc. (D39)	12/20/24	5.000%(Q)	2,000	1.013%	415,301	(10,544)	425,845	Goldman Sachs International
HCA, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.886%	207,651	(5,833)	213,484	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	215

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
HD Supply Holdings, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.407%	$233,381	$(5,833)	$239,214	Goldman Sachs International
HD Supply Holdings, Inc. (D39)	12/20/24	5.000%(Q)	2,000	0.474%	466,761	(10,544)	477,305	Goldman Sachs International
HD Supply Holdings, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.407%	233,381	(5,833)	239,214	Morgan Stanley & Co. International PLC
Hertz Corp. (The) (D39)	12/20/24	5.000%(Q)	1,000	4.284%	38,021	(5,833)	43,854	Goldman Sachs International
Hertz Corp. (The) (D39)	12/20/24	5.000%(Q)	2,000	4.998%	76,042	(10,544)	86,586	Goldman Sachs International
Hertz Corp. (The) (D39)	12/20/24	5.000%(Q)	1,000	4.284%	38,021	(5,833)	43,854	Morgan Stanley & Co. International PLC
Iron Mountain, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.576%	223,974	(5,833)	229,807	Goldman Sachs International
Iron Mountain, Inc. (D39)	12/20/24	5.000%(Q)	2,000	0.672%	447,948	(10,544)	458,492	Goldman Sachs International
Iron Mountain, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.576%	223,974	(5,833)	229,807	Morgan Stanley & Co. International PLC
iStar, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.451%	176,473	(5,833)	182,306	Goldman Sachs International
iStar, Inc. (D39)	12/20/24	5.000%(Q)	2,000	1.693%	352,945	(10,544)	363,489	Goldman Sachs International
iStar, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.451%	176,473	(5,833)	182,306	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

216

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
J. C. Penney Co., Inc. (D39)	12/20/24	5.000%(Q)	1,000	*	$(550,610)	$(5,833)	$(544,777)	Goldman Sachs International
J. C. Penney Co., Inc. (D39)	12/20/24	5.000%(Q)	2,000	*	(1,101,220)	(10,544)	(1,090,676)	Goldman Sachs International
K. Hovnanian Enterprises, Inc. (D39)	12/20/24	5.000%(Q)	1,000	18.501%	(343,049)	(5,833)	(337,216)	Goldman Sachs International
K. Hovnanian Enterprises, Inc. (D39)	12/20/24	5.000%(Q)	2,000	*	(686,097)	(10,544)	(675,553)	Goldman Sachs International
KB Home (D39)	12/20/24	5.000%(Q)	1,000	1.277%	186,687	(5,833)	192,520	Goldman Sachs International
KB Home (D39)	12/20/24	5.000%(Q)	2,000	1.482%	373,374	(10,544)	383,918	Goldman Sachs International
KB Home (D39)	12/20/24	5.000%(Q)	1,000	1.277%	186,687	(5,833)	192,520	Morgan Stanley & Co. International PLC
L Brands, Inc. (D39)	12/20/24	5.000%(Q)	1,000	3.316%	83,779	(5,833)	89,612	Goldman Sachs International
L Brands, Inc. (D39)	12/20/24	5.000%(Q)	2,000	3.868%	167,558	(10,544)	178,102	Goldman Sachs International
Lamb Weston Holdings, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.429%	232,270	(5,833)	238,103	Goldman Sachs International
Lamb Weston Holdings, Inc. (D39)	12/20/24	5.000%(Q)	2,000	0.500%	464,541	(10,544)	475,085	Goldman Sachs International

Lamb Weston Holdings, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.429%	232,270	(5,833)	238,103	Morgan Stanley & Co. International PLC
Lennar Corp. (D39)	12/20/24	5.000%(Q)	1,000	0.814%	211,310	(5,833)	217,143	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund	217

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Lennar Corp. (D39)	12/20/24	5.000%(Q)	2,000	0.950%	$422,620	$(10,544)	$433,164	Goldman Sachs International Morgan Stanley & Co.
Lennar Corp. (D39)	12/20/24	5.000%(Q)	1,000	0.814%	211,310	(5,833)	217,143	International PLC
Liberty Interactive LLC (D39)	12/20/24	5.000%(Q)	1,000	1.542%	172,085	(5,833)	177,918	Goldman Sachs International
Liberty Interactive LLC (D39)	12/20/24	5.000%(Q)	2,000	1.784%	344,169	(10,544)	354,713	Goldman Sachs International
Liberty Interactive LLC (D39)	12/20/24	5.000%(Q)	1,000	1.542%	172,085	(5,833)	177,918	Morgan Stanley & Co. International PLC
MBIA, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.324%	182,977	(5,833)	188,810	Goldman Sachs International
MBIA, Inc. (D39)	12/20/24	5.000%(Q)	2,000	1.571%	365,955	(10,544)	376,499	Goldman Sachs International
MBIA, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.324%	182,977	(5,833)	188,810	Morgan Stanley & Co. International PLC
McClatchy Co. (D39)	12/20/24	5.000%(Q)	1,000	15.932%	(297,018)	(5,833)	(291,185)	Goldman Sachs International
McClatchy Co. (D39)	12/20/24	5.000%(Q)	2,000	16.898%	(594,035)	(10,544)	(583,491)	Goldman Sachs International
McClatchy Co. (D39)	12/20/24	5.000%(Q)	1,000	15.932%	121,296	(5,833)	127,129	Morgan Stanley & Co. International PLC
MDC Holdings, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.790%	212,524	(5,833)	218,357	Goldman Sachs International

See Notes to Financial Statements.

218

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
MDC Holdings, Inc. (D39)	12/20/24	5.000%(Q)	2,000	0.922%	$425,048	$(10,544)	$435,592	Goldman Sachs International
MDC Holdings, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.790%	212,524	(5,833)	218,357	Morgan Stanley & Co. International PLC
Meritor, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.485%	175,550	(5,833)	181,383	Goldman Sachs International
Meritor, Inc. (D39)	12/20/24	5.000%(Q)	2,000	1.711%	351,101	(10,544)	361,645	Goldman Sachs International
Meritor, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.485%	164,257	(5,833)	170,090	Morgan Stanley & Co. International PLC
MGIC Investment Corp. (D39)	12/20/24	5.000%(Q)	1,000	0.698%	217,276	(5,833)	223,109	Goldman Sachs International
MGIC Investment Corp. (D39)	12/20/24	5.000%(Q)	2,000	0.829%	434,553	(10,544)	445,097	Goldman Sachs International
MGIC Investment Corp. (D39)	12/20/24	5.000%(Q)	1,000	0.698%	217,276	(5,833)	223,109	Morgan Stanley & Co. International PLC
MGM Resorts International (D39)	12/20/24	5.000%(Q)	1,000	1.054%	198,523	(5,833)	204,356	Goldman Sachs International
MGM Resorts International (D39)	12/20/24	5.000%(Q)	2,000	1.222%	397,047	(10,544)	407,591	Goldman Sachs International
MGM Resorts International (D39)	12/20/24	5.000%(Q)	1,000	1.054%	198,523	(5,833)	204,356	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	219

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Murphy Oil Corp. (D39)	12/20/24	5.000%(Q)	1,000	1.688%	$164,257	$(5,833)	$170,090	Goldman Sachs International
Murphy Oil Corp. (D39)	12/20/24	5.000%(Q)	2,000	1.969%	328,514	(10,544)	339,058	Goldman Sachs International
Murphy Oil Corp. (D39)	12/20/24	5.000%(Q)	1,000	1.688%	164,257	(5,833)	170,090	Morgan Stanley & Co. International PLC
Nabors Industries, Inc. (D39)	12/20/24	5.000%(Q)	1,000	9.314%	(148,587)	(5,833)	(142,754)	Goldman Sachs International
Nabors Industries, Inc. (D39)	12/20/24	5.000%(Q)	2,000	10.867%	(297,174)	(10,544)	(286,630)	Goldman Sachs International
Nabors Industries, Inc. (D39)	12/20/24	5.000%(Q)	1,000	9.314%	(148,587)	(5,833)	(142,754)	Morgan Stanley & Co. International PLC
Navient Corp. (D39)	12/20/24	5.000%(Q)	1,000	2.798%	108,172	(5,833)	114,005	Goldman Sachs International
Navient Corp. (D39)	12/20/24	5.000%(Q)	2,000	3.264%	216,345	(10,544)	226,889	Goldman Sachs International
Navient Corp. (D39)	12/20/24	5.000%(Q)	1,000	2.798%	108,172	(5,833)	114,005	Morgan Stanley & Co. International PLC
Neiman Marcus Group Ltd. LLC (The) (D39)	12/20/24	5.000%(Q)	1,000	*	(773,829)	(5,833)	(767,996)	Goldman Sachs International
Neiman Marcus Group Ltd. LLC (The) (D39)	12/20/24	5.000%(Q)	2,000	*	(1,547,658)	(10,544)	(1,537,114)	Goldman Sachs International

See Notes to Financial Statements.

220

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Netflix, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.673%	$165,511	$(5,833)	$171,344	Goldman Sachs International
Netflix, Inc. (D39)	12/20/24	5.000%(Q)	2,000	1.952%	331,023	(10,544)	341,567	Goldman Sachs International
Netflix, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.673%	165,511	(5,833)	171,344	Morgan Stanley & Co. International PLC
New Albertsons, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.884%	155,446	(5,833)	161,279	Goldman Sachs International
New Albertsons, Inc. (D39)	12/20/24	5.000%(Q)	2,000	1.969%	310,893	(10,544)	321,437	Goldman Sachs International
New Albertsons, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.884%	155,446	(5,833)	161,279	Morgan Stanley & Co. International PLC
Noble Corp. (D39)	12/20/24	5.000%(Q)	1,000	18.891%	(365,343)	(5,833)	(359,510)	Goldman Sachs International
Noble Corp. (D39)	12/20/24	5.000%(Q)	2,000	*	(730,687)	(10,544)	(720,143)	Goldman Sachs International
Noble Corp. (D39)	12/20/24	5.000%(Q)	1,000	18.891%	(365,343)	(5,833)	(359,510)	Morgan Stanley & Co. International PLC
NOVA Chemicals Corp. (D39)	12/20/24	5.000%(Q)	1,000	1.592%	169,757	(5,833)	175,590	Goldman Sachs International
NOVA Chemicals Corp. (D39)	12/20/24	5.000%(Q)	2,000	1.852%	339,513	(10,544)	350,057	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund	221

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
NOVA Chemicals Corp. (D39)	12/20/24	5.000%(Q)	1,000	1.592%	$169,757	$(5,833)	$175,590	Morgan Stanley & Co. International PLC
NRG Energy, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.815%	211,240	(5,833)	217,073	Goldman Sachs International
NRG Energy, Inc. (D39)	12/20/24	5.000%(Q)	2,000	0.950%	422,480	(10,544)	433,024	Goldman Sachs International
Olin Corp. (D39)	12/20/24	5.000%(Q)	1,000	1.348%	182,569	(5,833)	188,402	Goldman Sachs International
Olin Corp. (D39)	12/20/24	5.000%(Q)	2,000	1.572%	365,138	(10,544)	375,682	Goldman Sachs International
Pactiv LLC (D39)	12/20/24	5.000%(Q)	1,000	1.682%	165,214	(5,833)	171,047	Goldman Sachs International
Pactiv LLC (D39)	12/20/24	5.000%(Q)	2,000	1.962%	330,428	(10,544)	340,972	Goldman Sachs International
Pactiv LLC (D39)	12/20/24	5.000%(Q)	1,000	1.682%	165,214	(5,833)	171,047	Morgan Stanley & Co. International PLC
Pitney Bowes, Inc. (D39)	12/20/24	5.000%(Q)	1,000	4.595%	23,819	(5,833)	29,652	Goldman Sachs International
Pitney Bowes, Inc. (D39)	12/20/24	5.000%(Q)	2,000	5.360%	47,638	(10,544)	58,182	Goldman Sachs International
PolyOne Corp. (D39)	12/20/24	5.000%(Q)	1,000	0.637%	220,790	(5,833)	226,623	Goldman Sachs International
PolyOne Corp. (D39)	12/20/24	5.000%(Q)	2,000	0.740%	441,581	(10,544)	452,125	Goldman Sachs International
PulteGroup, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.770%	213,746	(5,833)	219,579	Goldman Sachs International

See Notes to Financial Statements.

222

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
PulteGroup, Inc. (D39)	12/20/24	5.000%(Q)	2,000	0.898%	$427,492	$(10,544)	$438,036	Goldman Sachs International
Radian Group, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.808%	211,386	(5,833)	217,219	Goldman Sachs International
Radian Group, Inc. (D39)	12/20/24	5.000%(Q)	2,000	0.943%	422,772	(10,544)	433,316	Goldman Sachs International
Radian Group, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.808%	211,386	(5,833)	217,219	Morgan Stanley & Co. International PLC
Realogy Group LLC (D39)	12/20/24	5.000%(Q)	1,000	6.729%	(67,017)	(5,833)	(61,184)	Goldman Sachs International
Realogy Group LLC (D39)	12/20/24	5.000%(Q)	2,000	6.572%	(134,034)	(10,544)	(123,490)	Goldman Sachs International
Realogy Group LLC (D39)	12/20/24	5.000%(Q)	1,000	6.729%	(67,017)	(5,833)	(61,184)	Morgan Stanley & Co. International PLC
Rite Aid Corp. (D39)	12/20/24	5.000%(Q)	1,000	13.729%	(278,934)	(5,833)	(273,101)	Goldman Sachs International
Rite Aid Corp. (D39)	12/20/24	5.000%(Q)	2,000	14.091%	(557,868)	(10,544)	(547,324)	Goldman Sachs International
Rite Aid Corp. (D39)	12/20/24	5.000%(Q)	1,000	13.729%	(278,934)	(5,833)	(273,101)	Morgan Stanley & Co. International PLC
RR Donnelley & Sons Co. (D39)	12/20/24	5.000%(Q)	1,000	5.610%	(20,116)	(5,833)	(14,283)	Goldman Sachs International
RR Donnelley & Sons Co. (D39)	12/20/24	5.000%(Q)	2,000	6.545%	(40,232)	(10,544)	(29,688)	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund	223

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
RR Donnelley & Sons Co. (D39)	12/20/24	5.000%(Q)	1,000	5.610%	$(20,116)	$(5,833)	$(14,283)	Morgan Stanley & Co. International PLC
Sabre Corp. (D39)	12/20/24	5.000%(Q)	1,000	0.390%	234,498	(5,833)	240,331	Goldman Sachs International
Sabre Corp. (D39)	12/20/24	5.000%(Q)	2,000	0.454%	468,996	(10,544)	479,540	Goldman Sachs International
Sabre Corp. (D39)	12/20/24	5.000%(Q)	1,000	2.679%	113,923	(5,833)	119,756	Morgan Stanley & Co. International PLC
Safeway, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.344%	183,069	(5,833)	188,902	Goldman Sachs International
Safeway, Inc. (D39)	12/20/24	5.000%(Q)	2,000	1.568%	366,138	(10,544)	376,682	Goldman Sachs International
Safeway, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.344%	183,069	(5,833)	188,902	Morgan Stanley & Co. International PLC
Sealed Air Corp. (D39)	12/20/24	5.000%(Q)	1,000	0.878%	207,637	(5,833)	213,470	Goldman Sachs International
Sealed Air Corp. (D39)	12/20/24	5.000%(Q)	2,000	1.024%	415,273	(10,544)	425,817	Goldman Sachs International
Sealed Air Corp. (D39)	12/20/24	5.000%(Q)	1,000	0.878%	207,637	(5,833)	213,470	Morgan Stanley & Co. International PLC
Sirius XM Radio, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.766%	213,722	(5,833)	219,555	Goldman Sachs International
Sirius XM Radio, Inc. (D39)	12/20/24	5.000%(Q)	2,000	0.894%	427,443	(10,544)	437,987	Goldman Sachs International

See Notes to Financial Statements.

224

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Sirius XM Radio, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.766%	$213,722	$(5,833)	$219,555	Morgan Stanley & Co. International PLC
Springleaf Finance Corp. (D39)	12/20/24	5.000%(Q)	1,000	1.443%	176,837	(5,833)	182,670	Goldman Sachs International
Springleaf Finance Corp. (D39)	12/20/24	5.000%(Q)	2,000	1.683%	353,673	(10,544)	364,217	Goldman Sachs International
Springleaf Finance Corp. (D39)	12/20/24	5.000%(Q)	1,000	1.443%	176,837	(5,833)	182,670	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.679%	113,923	(5,833)	119,756	Goldman Sachs International
Sprint Communications, Inc. (D39)	12/20/24	5.000%(Q)	2,000	3.126%	227,846	(10,544)	238,390	Goldman Sachs International
Sprint Communications, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.679%	113,923	(5,833)	119,756	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.679%	113,923	(5,833)	119,756	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.679%	113,923	(5,833)	119,756	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.679%	113,923	(5,833)	119,756	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	225

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Sprint Communications, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.679%	$113,923	$(5,833)	$119,756	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.679%	113,923	(5,833)	119,756	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.679%	113,923	(5,833)	119,756	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.679%	113,923	(5,833)	119,756	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D39)	12/20/24	5.000%(Q)	1,000	3.316%	83,779	(5,833)	89,612	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.679%	113,923	(5,833)	119,756	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.679%	113,923	(5,833)	119,756	Morgan Stanley & Co. International PLC
Staples, Inc. (D39)	12/20/24	5.000%(Q)	1,000	4.556%	25,763	(5,833)	31,596	Goldman Sachs International
Staples, Inc. (D39)	12/20/24	5.000%(Q)	2,000	5.315%	51,526	(10,544)	62,070	Goldman Sachs International
Staples, Inc. (D39)	12/20/24	5.000%(Q)	1,000	4.556%	25,763	(5,833)	31,596	Morgan Stanley & Co. International PLC
Talen Energy Supply LLC (D39)	12/20/24	5.000%(Q)	1,000	7.969%	(109,843)	(5,833)	(104,010)	Goldman Sachs International

See Notes to Financial Statements.

226

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Talen Energy Supply LLC (D39)	12/20/24	5.000%(Q)	2,000	9.297%	$(219,686)	$(10,544)	$(209,142)	Goldman Sachs International
Talen Energy Supply LLC (D39)	12/20/24	5.000%(Q)	1,000	7.969%	(109,843)	(5,833)	(104,010)	Morgan Stanley & Co. International PLC
Targa Resources Partners LP (D39)	12/20/24	5.000%(Q)	1,000	0.848%	208,901	(5,833)	214,734	Goldman Sachs International
Targa Resources Partners LP (D39)	12/20/24	5.000%(Q)	2,000	0.989%	417,801	(10,544)	428,345	Goldman Sachs International
Targa Resources Partners LP (D39)	12/20/24	5.000%(Q)	1,000	0.848%	208,901	(5,833)	214,734	Morgan Stanley & Co. International PLC
TEGNA, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.241%	188,423	(5,833)	194,256	Goldman Sachs International
TEGNA, Inc. (D39)	12/20/24	5.000%(Q)	2,000	1.448%	376,846	(10,544)	387,390	Goldman Sachs International
TEGNA, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.241%	188,423	(5,833)	194,256	Morgan Stanley & Co. International PLC
Tenet Healthcare Corp. (D39)	12/20/24	5.000%(Q)	1,000	3.745%	62,370	(5,833)	68,203	Goldman Sachs International
Tenet Healthcare Corp. (D39)	12/20/24	5.000%(Q)	2,000	4.369%	124,740	(10,544)	135,284	Goldman Sachs International
Tenet Healthcare Corp. (D39)	12/20/24	5.000%(Q)	1,000	3.745%	62,370	(5,833)	68,203	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	227

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Tesla, Inc. (D39)	12/20/24	5.000%(Q)	1,000	3.357%	$78,605	$(5,833)	$84,438	Goldman Sachs International
Tesla, Inc. (D39)	12/20/24	5.000%(Q)	2,000	3.917%	157,211	(10,544)	167,755	Goldman Sachs International
Tesla, Inc. (D39)	12/20/24	5.000%(Q)	1,000	3.357%	78,605	(5,833)	84,438	Morgan Stanley & Co. International PLC
Teva Pharmaceutical Industries Ltd. (D39)	12/20/24	5.000%(Q)	1,000	5.607%	(19,655)	(5,833)	(13,822)	Goldman Sachs International
Teva Pharmaceutical Industries Ltd. (D39)	12/20/24	5.000%(Q)	2,000	6.541%	(39,310)	(10,544)	(28,766)	Goldman Sachs International
T-Mobile, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.915%	205,356	(5,833)	211,189	Goldman Sachs International
T-Mobile, Inc. (D39)	12/20/24	5.000%(Q)	2,000	1.067%	410,711	(10,544)	421,255	Goldman Sachs International
T-Mobile, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.915%	205,356	(5,833)	211,189	Morgan Stanley & Co. International PLC
Toll Brothers, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.797%	212,262	(5,833)	218,095	Goldman Sachs International
Toll Brothers, Inc. (D39)	12/20/24	5.000%(Q)	2,000	0.930%	424,524	(10,544)	435,068	Goldman Sachs International
Toll Brothers, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.797%	212,262	(5,833)	218,095	Morgan Stanley & Co. International PLC
TransDigm, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.431%	178,510	(5,833)	184,343	Goldman Sachs International

See Notes to Financial Statements.

228

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
TransDigm, Inc. (D39)	12/20/24	5.000%(Q)	2,000	1.874%	$370,938	$(10,544)	$381,482	Goldman Sachs International
Transocean, Inc. (D39)	12/20/24	5.000%(Q)	1,000	10.148%	(178,175)	(5,833)	(172,342)	Goldman Sachs International
Transocean, Inc. (D39)	12/20/24	5.000%(Q)	2,000	11.839%	(356,349)	(10,544)	(345,805)	Goldman Sachs International
Transocean, Inc. (D39)	12/20/24	5.000%(Q)	1,000	10.148%	(178,175)	(5,833)	(172,342)	Morgan Stanley & Co. International PLC
Unisys Corp. (D39)	12/20/24	5.000%(Q)	1,000	4.832%	13,157	(5,833)	18,990	Goldman Sachs International
Unisys Corp. (D39)	12/20/24	5.000%(Q)	2,000	5.637%	26,314	(10,544)	36,858	Goldman Sachs International
Unisys Corp. (D39)	12/20/24	5.000%(Q)	1,000	4.832%	13,157	(5,833)	18,990	Morgan Stanley & Co. International PLC
United Continental Holdings, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.135%	194,750	(5,833)	200,583	Goldman Sachs International
United Continental Holdings, Inc. (D39)	12/20/24	5.000%(Q)	2,000	1.114%	389,499	(10,544)	400,043	Goldman Sachs International
United Continental Holdings, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.135%	194,750	(5,833)	200,583	Morgan Stanley & Co. International PLC
United Rentals North America, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.221%	189,730	(5,833)	195,563	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund	229

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
United Rentals North America, Inc. (D39)	12/20/24	5.000%(Q)	2,000	1.425%	$379,461	$(10,544)	$390,005	Goldman Sachs International
United Rentals North America, Inc. (D39)	12/20/24	5.000%(Q)	1,000	1.221%	189,730	(5,833)	195,563	Morgan Stanley & Co. International PLC
United States Steel Corp. (D39)	12/20/24	5.000%(Q)	1,000	6.915%	(72,915)	(5,833)	(67,082)	Goldman Sachs International
United States Steel Corp. (D39)	12/20/24	5.000%(Q)	2,000	8.067%	(145,830)	(10,544)	(135,286)	Goldman Sachs International
United States Steel Corp. (D39)	12/20/24	5.000%(Q)	1,000	6.915%	(72,915)	(5,833)	(67,082)	Morgan Stanley & Co. International PLC
Uniti Group, Inc. (D39)	12/20/24	5.000%(Q)	1,000	10.075%	(159,815)	(5,833)	(153,982)	Goldman Sachs International
Uniti Group, Inc. (D39)	12/20/24	5.000%(Q)	2,000	11.754%	(319,629)	(10,544)	(309,085)	Goldman Sachs International
Universal Health Services, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.450%	231,087	(5,833)	236,920	Goldman Sachs International
Universal Health Services, Inc. (D39)	12/20/24	5.000%(Q)	2,000	0.525%	462,174	(10,544)	472,718	Goldman Sachs International
Universal Health Services, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.450%	231,087	(5,833)	236,920	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

230

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Univision Communications, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.450%	$125,276	$(5,833)	$131,109	Goldman Sachs International
Univision Communications, Inc. (D39)	12/20/24	5.000%(Q)	2,000	2.766%	250,551	(10,544)	261,095	Goldman Sachs International
Univision Communications, Inc. (D39)	12/20/24	5.000%(Q)	1,000	2.450%	125,276	(5,833)	131,109	Morgan Stanley & Co. International PLC
Vistra Energy Corp. (D39)	12/20/24	5.000%(Q)	1,000	1.117%	194,146	(5,833)	199,979	Goldman Sachs International
Vistra Energy Corp. (D39)	12/20/24	5.000%(Q)	2,000	1.246%	388,293	(10,544)	398,837	Goldman Sachs International
Vistra Energy Corp. (D39)	12/20/24	5.000%(Q)	1,000	1.117%	194,146	(5,833)	199,979	Morgan Stanley & Co. International PLC
Whiting Petroleum Corp. (D39)	12/20/24	5.000%(Q)	1,000	12.083%	(227,176)	(5,833)	(221,343)	Goldman Sachs International
Whiting Petroleum Corp. (D39)	12/20/24	5.000%(Q)	2,000	14.097%	(454,351)	(10,544)	(443,807)	Goldman Sachs International
Whiting Petroleum Corp. (D39)	12/20/24	5.000%(Q)	1,000	12.083%	(227,176)	(5,833)	(221,343)	Morgan Stanley & Co. International PLC
Xerox Corp. (D39)	12/20/24	5.000%(Q)	1,000	1.563%	171,147	(5,833)	176,980	Goldman Sachs International
Xerox Corp. (D39)	12/20/24	5.000%(Q)	2,000	1.824%	342,294	(10,544)	352,838	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund	231

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
Xerox Corp. (D39)	12/20/24	5.000%(Q)	1,000	1.563%	$171,147	$(5,833)	$176,980	Morgan Stanley & Co. International PLC
Yum! Brands, Inc. (D39)	12/20/24	5.000%(Q)	1,000	0.581%	223,852	(5,833)	229,685	Goldman Sachs International
Yum! Brands, Inc. (D39)	12/20/24	5.000%(Q)	2,000	0.678%	447,704	(10,544)	458,248	Goldman Sachs International

					$(183,057,288)	$38,999,043	$(222,056,331)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Packaged Credit Default Swap Agreements on credit indices—Buy Protection(1)**†:
CDX.NA.HY.32.V2 (D38)	06/20/24	5.000%(Q)	198,000	$(4,950,000)	$(16,167,797)	$(11,217,797)
CDX.NA.HY.33.V1 (D39)	12/20/24	5.000%(Q)	450,000	(32,353,056)	(34,708,238)	(2,355,182)

				$(37,303,056)	$(50,876,035)	$(13,572,979)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.26.V2 (D01)	12/20/21	1.000%(Q)	48,500	$554,352	$(23,305)	$577,657	Barclays Bank PLC
CDX.EM.27.V2 (D02)	06/20/22	1.000%(Q)	97,000	1,205,280	(34,332)	1,239,612	Barclays Bank PLC
CDX.EM.29.V1 (D03)	06/20/23	1.000%(Q)	250,000	6,572,874	(135,915)	6,708,789	Barclays Bank PLC
CDX.EM.29.V1 (D04)	06/20/23	1.000%(Q)	150,000	3,943,725	(78,034)	4,021,759	Barclays Bank PLC
CDX.EM.29.V1 (D05)	06/20/23	1.000%(Q)	175,000	4,601,012	(66,434)	4,667,446	Barclays Bank PLC
CDX.EM.29.V1 (D06)	06/20/23	1.000%(Q)	50,000	1,314,575	(43,118)	1,357,693	Citibank, N.A.
CDX.EM.29.V1 (D07)	06/20/23	1.000%(Q)	75,000	1,971,862	(3,867)	1,975,729	Barclays Bank PLC
CDX.EM.29.V1 (D08)	06/20/23	1.000%(Q)	100,000	2,629,150	20,622	2,608,528	Citibank, N.A.
CDX.EM.29.V1 (D09)	06/20/23	1.000%(Q)	50,000	1,314,575	28,155	1,286,420	Citibank, N.A.
CDX.EM.30.V1 (D10)	12/20/23	1.000%(Q)	85,000	2,652,234	135,627	2,516,607	Barclays Bank PLC
CDX.EM.30.V1 (D11)	12/20/23	1.000%(Q)	350,000	10,920,964	(127,075)	11,048,039	Barclays Bank PLC
CDX.EM.30.V1 (D12)	12/20/23	1.000%(Q)	150,000	4,680,413	92,440	4,587,973	Barclays Bank PLC
CDX.EM.30.V1 (D13)	12/20/23	1.000%(Q)	100,000	3,120,275	50,025	3,070,250	Citibank, N.A.

See Notes to Financial Statements.

232

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)** (cont’d.):
CDX.EM.30.V1 (D14)	12/20/23	1.000%(Q)	100,000	$3,120,275	$67,130	$3,053,145	Citibank, N.A.
CDX.EM.30.V1 (D15)	12/20/23	1.000%(Q)	50,000	1,560,138	47,172	1,512,966	Citibank, N.A.
CDX.EM.31.V1 (D16)	06/20/24	1.000%(Q)	150,000	5,875,232	(284,080)	6,159,312	Citibank, N.A.
CDX.EM.31.V1 (D17)	06/20/24	1.000%(Q)	100,000	3,916,822	(179,646)	4,096,468	Citibank, N.A.
CDX.EM.31.V1 (D18)	06/20/24	1.000%(Q)	100,000	3,916,822	(178,730)	4,095,552	Citibank, N.A.
CDX.EM.31.V1 (D19)	06/20/24	1.000%(Q)	100,000	3,916,822	76,660	3,840,162	Citibank, N.A.
CDX.EM.31.V1 (D20)	06/20/24	1.000%(Q)	200,000	7,833,643	(370,662)	8,204,305	Citibank, N.A.
CDX.EM.31.V1 (D21)	06/20/24	1.000%(Q)	100,000	3,916,822	(129,732)	4,046,554	Barclays Bank PLC
CDX.EM.31.V1 (D22)	06/20/24	1.000%(Q)	100,000	3,916,822	(185,331)	4,102,153	Citibank, N.A.
CDX.EM.31.V1 (D23)	06/20/24	1.000%(Q)	100,000	3,916,822	(99,668)	4,016,490	Citibank, N.A.
CDX.EM.31.V1 (D24)	06/20/24	1.000%(Q)	100,000	3,916,822	(97,100)	4,013,922	Citibank, N.A.
CDX.EM.31.V1 (D25)	06/20/24	1.000%(Q)	50,000	1,958,411	(48,550)	2,006,961	Citibank, N.A.
CDX.EM.32.V1 (D26)	12/20/24	1.000%(Q)	400,000	18,094,213	(441,360)	18,535,573	Morgan Stanley & Co. International PLC
CDX.EM.32.V1 (D27)	12/20/24	1.000%(Q)	275,000	12,439,771	(278,922)	12,718,693	Barclays Bank PLC
CDX.EM.32.V1 (D28)	12/20/24	1.000%(Q)	550,000	24,879,542	(488,747)	25,368,289	Barclays Bank PLC
CDX.EM.32.V1 (D29)	12/20/24	1.000%(Q)	250,000	11,308,883	(228,894)	11,537,777	Barclays Bank PLC
CDX.EM.32.V1 (D30)	12/20/24	1.000%(Q)	100,000	4,523,553	(122,161)	4,645,714	Morgan Stanley & Co. International PLC
CDX.EM.32.V1 (D31)	12/20/24	1.000%(Q)	70,000	3,166,487	(59,028)	3,225,515	Barclays Bank PLC
CDX.EM.32.V1 (D32)	12/20/24	1.000%(Q)	170,000	7,690,040	(193,949)	7,883,989	Morgan Stanley & Co. International PLC
CDX.EM.32.V1 (D33)	12/20/24	1.000%(Q)	150,000	6,785,330	(122,420)	6,907,750	Barclays Bank PLC
CDX.EM.32.V1 (D34)	12/20/24	1.000%(Q)	100,000	4,523,553	(55,320)	4,578,873	Bank of America, N.A.
CDX.EM.32.V1 (D35)	12/20/24	1.000%(Q)	200,000	9,047,106	(190,300)	9,237,406	Morgan Stanley & Co. International PLC
CDX.EM.32.V1 (D36)	12/20/24	1.000%(Q)	50,000	2,261,777	(43,033)	2,304,810	Bank of America, N.A.
CDX.EM.32.V1 (D37)	12/20/24	1.000%(Q)	300,000	13,570,659	(236,415)	13,807,074	Morgan Stanley & Co. International PLC

				$211,537,658	$(4,028,297)	$215,565,955

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and a High Yield CDX Index and bought/sold protection on the countries and corporate issues which comprise the respective index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01—D39).

†	All or a portion of the position represents the High Yield CDX protection bought/sold as part of the package deal.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	233

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Eskom Holdings SOC Ltd.	06/20/23	1.000%(Q)		15,000	$1,142,422	$1,478,424	$(336,002)	Deutsche Bank AG
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	39,620	4,103,418	7,535,787	(3,432,369)	Deutsche Bank AG
General Electric Co.	12/20/21	1.000%(Q)		3,000	(35,611)	(35,057)	(554)	BNP Paribas S.A.
Hellenic Republic	06/20/20	1.000%(Q)		97,000	(504,626)	91,519	(596,145)	Barclays Bank PLC
Hellenic Republic	06/20/23	1.000%(Q)		5,000	(7,777)	398,575	(406,352)	Bank of America, N.A.
Kingdom of Spain	03/20/23	1.000%(Q)	EUR	20,000	(724,165)	(569,672)	(154,493)	Deutsche Bank AG
Kingdom of Spain	06/20/23	1.000%(Q)		63,700	(1,961,707)	(1,329,741)	(631,966)	Bank of America, N.A.
Kingdom of Spain	12/20/23	1.000%(Q)	EUR	100,000	(3,961,371)	(2,562,080)	(1,399,291)	Bank of America, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)		5,450	(28,641)	15,578	(44,219)	Credit Suisse International
Petroleos Mexicanos	06/20/21	1.000%(Q)		13,500	(14,352)	96,382	(110,734)	Citibank, N.A.
Petroleos Mexicanos	12/20/21	1.000%(Q)		6,000	16,004	156,150	(140,146)	HSBC Bank USA, N.A.
Petroleos Mexicanos	12/20/22	1.000%(Q)		17,000	304,450	522,847	(218,397)	Citibank, N.A.
Petroleos Mexicanos	06/20/24	1.000%(Q)		17,000	972,130	1,862,657	(890,527)	Citibank, N.A.
Republic of Argentina	12/20/19	5.000%(Q)		15,000	1,798,473	(191,296)	1,989,769	Barclays Bank PLC
Republic of Argentina	09/20/20	5.000%(Q)		1,450	886,099	35,989	850,110	Barclays Bank PLC
Republic of Argentina	09/20/20	5.000%(Q)		1,000	611,103	17,607	593,496	Barclays Bank PLC
Republic of Argentina	12/20/20	5.000%(Q)		14,950	9,412,331	1,678,547	7,733,784	Barclays Bank PLC
Republic of Argentina	06/20/21	5.000%(Q)		40,250	23,500,796	15,491,121	8,009,675	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/21	5.000%(Q)		14,770	8,623,770	5,808,059	2,815,711	Barclays Bank PLC
Republic of Argentina	06/20/21	5.000%(Q)		8,000	4,670,966	1,542,222	3,128,744	Barclays Bank PLC
Republic of Argentina	06/20/22	5.000%(Q)		30,000	19,755,404	16,485,312	3,270,092	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)		5,000	3,039,352	2,716,353	322,999	Citibank, N.A.
Republic of Italy	12/20/21	1.000%(Q)		50,000	(719,083)	824,452	(1,543,535)	HSBC Bank USA, N.A.

See Notes to Financial Statements.

234

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1) (cont’d.):
Republic of Italy	06/20/23	1.000%(Q)		39,900	$(617,279)	$517,294	$(1,134,573)	Bank of America, N.A.
Republic of Italy	12/20/23	1.000%(Q)	EUR	89,000	(2,282,783)	338,886	(2,621,669)	Deutsche Bank AG
Republic of Italy	12/20/36	1.000%(Q)	EUR	39,000	(145,568)	2,997,789	(3,143,357)	Deutsche Bank AG
Republic of Portugal	09/20/23	1.000%(Q)		8,500	(266,481)	(65,366)	(201,115)	Deutsche Bank AG
Republic of South Africa	12/20/21	1.000%(Q)		10,000	6,208	136,413	(130,205)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		19,685	(285,142)	103,311	(388,453)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		19,445	(281,666)	258,633	(540,299)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,615	(95,820)	32,657	(128,477)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,450	(93,430)	96,071	(189,501)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,435	(93,213)	88,007	(181,220)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		3,210	(46,498)	16,837	(63,335)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)		6,250	(29,780)	54,178	(83,958)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)		5,745	(27,374)	41,593	(68,967)	Citibank, N.A.

					$66,620,559	$56,686,038	$9,934,521

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Arab Republic of Egypt	06/20/20	1.000%(Q)	49,000	1.515%	$(103,650)	($593,152)	$489,502	Deutsche Bank AG
AT&T, Inc.	06/20/20	1.000%(Q)	97,700	0.146%	648,947	538,239	110,708	BNP Paribas S.A.
Boeing Co.	06/20/20	1.000%(Q)	115,000	0.122%	781,257	633,016	148,241	BNP Paribas S.A.
Brooklyn	12/20/19	—%(Q)	151,690	*	(3,081)	(14,693)	11,612	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	235

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Cemex	06/20/24	5.000%(Q)		13,400	2.483%	$1,497,433	$1,070,954	$426,479	Credit Suisse International
Dell, Inc.	06/20/20	1.000%(Q)		20,000	0.148%	132,501	102,460	30,041	Bank of America, N.A.
Deutsche Bank AG	12/20/19	1.000%(Q)	EUR	22,000	0.216%	55,377	29,779	25,598	Bank of America, N.A.
Emirate of Abu Dhabi	06/20/24	1.000%(Q)		15,000	0.405%	418,900	290,515	128,385	HSBC Bank USA, N.A.
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)		45,000	3.416%	(4,012,952)	(7,197,569)	3,184,617	Deutsche Bank AG
Federative Republic of Brazil	12/20/19	1.000%(Q)		144,480	0.293%	309,697	138,045	171,652	HSBC Bank USA, N.A.
Federative Republic of Brazil	03/20/20	1.000%(Q)		100,000	0.313%	383,906	220,620	163,286	Citibank, N.A.
Government of Jamaica	12/20/19	1.000%(Q)		9,000	2.778%	(11,571)	(6,597)	(4,974)	Credit Suisse International
Government of Jamaica	12/20/19	1.000%(Q)		2,500	2.778%	(3,214)	(1,514)	(1,700)	Citibank, N.A.
Hellenic Republic	12/20/19	1.000%(Q)		17,500	0.392%	35,118	15,439	19,679	Bank of America, N.A.
Hellenic Republic	06/20/20	1.000%(Q)		3,000	0.370%	15,607	2,918	12,689	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		15,000	1.188%	(80,848)	(1,475,121)	1,394,273	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		15,000	1.188%	(80,848)	(1,495,834)	1,414,986	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		5,000	1.188%	(26,949)	(450,801)	423,852	Bank of America, N.A.
Hellenic Republic	06/20/24	1.000%(Q)		20,000	1.456%	(373,464)	(3,950,916)	3,577,452	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)		13,130	1.456%	(245,179)	(2,479,134)	2,233,955	Barclays Bank PLC
Hellenic Republic	12/20/25	1.000%(Q)		14,840	1.756%	(606,367)	(2,421,320)	1,814,953	Bank of America, N.A.

See Notes to Financial Statements.

236

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Husky Energy, Inc.	06/20/20	1.000%(Q)		13,690	0.178%	$88,068	$(273,624)	$361,692	Morgan Stanley & Co. International PLC
Israel Electric Corp. Ltd.	12/20/21	1.000%(Q)		35,000	0.215%	623,407	(245,231)	868,638	Barclays Bank PLC
Israel Electric Corp. Ltd.	06/20/24	1.000%(Q)	ILS	200,000	0.734%	762,236	836,677	(74,441)	Deutsche Bank AG
Kingdom of Saudi Arabia	06/20/21	1.000%(Q)		30,000	0.232%	410,201	317,398	92,803	HSBC Bank USA, N.A.
Kingdom of Saudi Arabia	06/20/21	1.000%(Q)		25,000	0.232%	341,834	234,409	107,425	HSBC Bank USA, N.A.
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)		92,000	0.335%	1,698,224	1,215,460	482,764	HSBC Bank USA, N.A.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)		14,550	0.634%	255,250	62,608	192,642	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)		63,700	0.256%	1,761,139	814,046	947,093	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)		25,000	0.256%	691,185	318,624	372,561	Bank of America, N.A.
Kingdom of Spain	12/20/23	1.000%(Q)		114,000	0.287%	3,410,219	1,664,794	1,745,425	Bank of America, N.A.
Petroleo Brasileiro SA	03/20/20	1.000%(Q)		30,135	0.224%	126,109	70,124	55,985	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)		16,410	1.918%	(502,920)	(765,319)	262,399	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		16,205	1.918%	(496,637)	(907,206)	410,569	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		5,515	1.918%	(169,019)	(258,418)	89,399	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		5,365	1.918%	(164,422)	(307,794)	143,372	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	237

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,360	1.918%	$(164,269)	$(301,934)	$ 137,665	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,730	1.918%	(83,667)	(127,249)	43,582	Citibank, N.A.
Petroleos Mexicanos	12/20/23	1.000%(Q)	12,000	2.135%	(516,417)	(914,663)	398,246	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	6,250	2.529%	(442,608)	(613,234)	170,626	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	5,745	2.529%	(406,845)	(557,122)	150,277	Citibank, N.A.
Petroleos Mexicanos	06/20/25	1.000%(Q)	7,000	2.709%	(600,851)	(607,050)	6,199	Citibank, N.A.
Petroleos Mexicanos	12/20/28	1.000%(Q)	10,000	3.435%	(1,782,387)	(1,599,257)	(183,130)	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)	40,250	96.813%	(24,466,781)	(18,552,899)	(5,913,882)	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/24	5.000%(Q)	30,000	106.194%	(20,117,145)	(17,202,124)	(2,915,021)	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)	14,770	96.813%	(8,978,245)	(6,946,003)	(2,032,242)	Barclays Bank PLC
Republic of Argentina	06/20/29	5.000%(Q)	5,000	80.552%	(3,065,128)	(2,809,081)	(256,047)	Citibank, N.A.
Republic of Bulgaria	06/20/20	1.000%(Q)	5,000	0.210%	31,133	29,316	1,817	Citibank, N.A.
Republic of Colombia	12/20/26	1.000%(Q)	22,275	1.155%	(202,882)	(1,856,026)	1,653,144	Citibank, N.A.
Republic of Hungary	06/20/20	1.000%(Q)	50,000	0.121%	340,006	377,099	(37,093)	Citibank, N.A.
Republic of Indonesia	12/20/21	1.000%(Q)	49,750	0.264%	833,337	(887,373)	1,720,710	Citibank, N.A.
Republic of Italy	09/20/20	1.000%(Q)	29,050	0.292%	217,037	76,611	140,426	JPMorgan Chase Bank, N.A.
Republic of Italy	06/20/21	1.000%(Q)	25,000	0.490%	236,470	(234,668)	471,138	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/21	1.000%(Q)	50,000	0.569%	512,424	(1,050,590)	1,563,014	HSBC Bank USA, N.A.

See Notes to Financial Statements.

238

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Republic of Italy	06/20/23	1.000%(Q)		39,900	0.888%	$203,652	$(1,774,484)	$ 1,978,136	Bank of America, N.A.
Republic of Italy	12/20/23	1.000%(Q)		110,000	0.653%	1,649,868	(1,472,927)	3,122,795	Deutsche Bank AG
Republic of Italy	12/20/23	1.000%(Q)		47,000	0.969%	112,838	(2,917,621)	3,030,459	Morgan Stanley & Co. International PLC
Republic of Italy	12/20/23	1.000%(Q)		40,100	0.969%	96,272	(2,517,410)	2,613,682	Morgan Stanley & Co. International PLC
Republic of Italy	12/20/23	1.000%(Q)		17,000	0.969%	40,814	(974,106)	1,014,920	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/28	1.000%(Q)	EUR	60,000	0.863%	849,854	(2,112,790)	2,962,644	Deutsche Bank AG
Republic of Kazakhstan	06/20/20	1.000%(Q)		50,000	0.100%	346,865	271,916	74,949	HSBC Bank USA, N.A.
Republic of Kazakhstan	12/20/21	1.000%(Q)		25,000	0.206%	450,126	379,181	70,945	HSBC Bank USA, N.A.
Republic of Kazakhstan	06/20/22	1.000%(Q)		5,000	0.275%	100,235	90,324	9,911	HSBC Bank USA, N.A.
Republic of Korea	12/20/19	1.000%(Q)		48,140	0.118%	114,867	57,896	56,971	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)		4,800	0.210%	104,345	33,117	71,228	Citibank, N.A.
Republic of Portugal	09/20/21	1.000%(Q)		13,500	0.112%	240,966	124,357	116,609	Deutsche Bank AG
Republic of Portugal	06/20/23	1.000%(Q)		10,000	0.254%	277,278	11,115	266,163	Bank of America, N.A.
Republic of Romania	12/20/19	1.000%(Q)		50,000	0.100%	120,503	62,231	58,272	BNP Paribas S.A.
Republic of Serbia	06/20/21	1.000%(Q)		20,000	0.208%	281,369	244,053	37,316	BNP Paribas S.A.
Republic of Serbia	06/20/21	1.000%(Q)		16,000	0.208%	225,095	168,397	56,698	BNP Paribas S.A.
Republic of Serbia	06/20/21	1.000%(Q)		15,000	0.208%	211,027	182,771	28,256	BNP Paribas S.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	239

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Republic of Serbia	06/20/21	1.000%(Q)	10,000	0.208%	$140,684	$121,894	$18,790	BNP Paribas S.A.
Republic of South Africa	12/20/19	1.000%(Q)	50,000	0.449%	96,412	124,168	(27,756)	BNP Paribas S.A.
Republic of South Africa	12/20/19	1.000%(Q)	15,000	0.449%	28,924	15,217	13,707	BNP Paribas S.A.
Republic of South Africa	12/20/23	1.000%(Q)	5,650	1.611%	(128,733)	(267,362)	138,629	Bank of America, N.A.
Republic of Trinidad and Tobago	03/20/20	1.000%(Q)	5,000	0.528%	14,996	(19,246)	34,242	Citibank, N.A.
Republic of Turkey	12/20/19	1.000%(Q)	32,000	0.576%	56,092	(10,312)	66,404	BNP Paribas S.A.
Republic of Turkey	12/20/19	1.000%(Q)	4,200	0.576%	7,362	(1,146)	8,508	Credit Suisse International
Republic of Uruguay	06/20/21	1.000%(Q)	750	0.624%	5,448	(7,466)	12,914	Citibank, N.A.
Republic of Latvia	03/20/24	1.000%(Q)	18,000	0.559%	358,278	323,608	34,670	HSBC Bank USA, N.A.
Russian Federation	12/20/26	1.000%(Q)	16,000	1.084%	(70,686)	(1,345,937)	1,275,251	Citibank, N.A.
Slovak Republic	12/20/19	1.000%(Q)	30,000	0.085%	72,938	38,694	34,244	BNP Paribas S.A.
Slovak Republic	12/20/19	1.000%(Q)	5,000	0.085%	12,156	6,177	5,979	BNP Paribas S.A.
State of Illinois	06/20/21	1.000%(Q)	5,000	0.899%	13,962	(19,123)	33,085	Citibank, N.A.
State of Illinois	12/20/21	1.000%(Q)	8,000	0.951%	17,496	(24,309)	41,805	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	30,010	1.506%	(611,504)	(352,724)	(258,780)	Citibank, N.A.
T-Mobile, Inc.	12/20/19	5.000%(Q)	148,695	0.144%	1,865,483	978,701	886,782	Credit Suisse International
United Mexican States	12/20/19	1.000%(Q)	50,000	0.182%	114,875	44,260	70,615	Citibank, N.A.

See Notes to Financial Statements.

240

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
United Mexican States	03/20/20	1.000%(Q)	50,000	0.200%	$213,931	$155,483	$58,448	Citibank, N.A.
United Mexican States	12/20/23	1.000%(Q)	15,000	0.699%	198,342	(183,377)	381,719	Barclays Bank PLC

					$(43,258,894)	$(78,611,145)	$35,352,251

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)		988,405	$4,196,088	$1,603,860	$(2,592,228)
iTraxx.XO.31.V2	06/20/24	5.000%(Q)	EUR	409,468	(45,404,985)	(45,562,030)	(157,045)

					$(41,208,897)	$(43,958,170)	$(2,749,273)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Sell Protection(2):
CDX.NA.HY.25.V8	12/20/20	5.000%(Q)	99,231	2.678%	$2,728,853	$3,149,064	$420,211

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices—Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	131,000	$(1,195,412)	$1,476,566	$(2,671,978)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.EM.23.V3	06/20/20	1.000%(Q)	7,360	0.321%	$40,607	$39,294	$1,313	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	241

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Sell Protection(2) (cont’d.):
CDX.EM.24.V3	12/20/20	1.000%(Q)	18,400	0.422%	$142,244	$115,522	$26,722	Citibank, N.A.
CDX.EM.26.V2	12/20/21	1.000%(Q)	24,250	1.606%	(277,176)	62,681	(339,857)	Citibank, N.A.
CDX.EM.26.V2	12/20/21	1.000%(Q)	9,215	1.606%	(105,327)	48,338	(153,665)	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	16,000	*	331,773	177,765	154,008	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	16,000	*	331,773	(56,996)	388,769	Deutsche Bank AG

					$463,894	$386,604	$77,290

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the

See Notes to Financial Statements.

242

referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at October 31, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	255,532	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	$—	$2,659,248	$2,659,248
BRL	283,704	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	3,084,796	3,084,796
BRL	232,214	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	3,387,693	3,387,693
CNH	623,660	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rate(2)(Q)	2,219	(745,048)	(747,267)
CNH	1,716,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rate(2)(Q)	—	(2,092,625)	(2,092,625)
CNH	945,500	07/01/24	2.900%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(1,734)	(1,149,184)	(1,147,450)
CNH	375,000	08/09/24	2.705%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(1,156)	(953,926)	(952,770)
CNH	50,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(47)	(54,285)	(54,238)
CNH	200,000	10/11/24	2.880%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(555)	(303,814)	(303,259)
EUR	1,018,685	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(1,454,147)	(2,677,279)	(1,223,132)
EUR	481,990	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(582,807)	(1,955,463)	(1,372,656)
EUR	304,830	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(240,862)	(2,464,573)	(2,223,711)
EUR	368,055	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(2,068,794)	(6,287,829)	(4,219,035)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	243

Schedule of Investments (continued)

as of October 31, 2019

Interest rate swap agreements outstanding at October 31, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	616,660	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	$(8,483,163)	$(17,584,928)	$(9,101,765)
EUR	3,500	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(20,576)	(122,658)	(102,082)
EUR	77,600	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(1,279,870)	(3,811,806)	(2,531,936)
EUR	14,900	05/11/29	0.600%(A)	1 Day EONIA(1)(A)	(567,070)	(1,354,980)	(787,910)
EUR	30,000	05/11/32	0.750%(A)	1 Day EONIA(1)(A)	(737,511)	(3,452,369)	(2,714,858)
EUR	25,200	05/11/33	0.750%(A)	1 Day EONIA(1)(A)	(469,616)	(2,915,593)	(2,445,977)
EUR	44,755	05/11/34	0.950%(A)	1 Day EONIA(1)(A)	(1,603,101)	(6,743,898)	(5,140,797)
EUR	27,040	05/11/35	0.950%(A)	1 Day EONIA(1)(A)	(1,044,619)	(4,152,455)	(3,107,836)
EUR	6,910	05/11/36	0.950%(A)	1 Day EONIA(1)(A)	(130,843)	(1,081,071)	(950,228)
EUR	48,000	05/11/37	0.950%(A)	1 Day EONIA(1)(A)	(1,369,804)	(7,645,926)	(6,276,122)
EUR	10,000	05/11/38	0.950%(A)	1 Day EONIA(1)(A)	(67,284)	(1,621,180)	(1,553,896)
EUR	59,615	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(3,661,160)	(11,849,529)	(8,188,369)
EUR	17,905	05/11/42	1.100%(A)	1 Day EONIA(1)(A)	(452,004)	(3,872,044)	(3,420,040)
GBP	68,465	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	269,446	(1,825,946)	(2,095,392)
GBP	74,020	05/08/25	1.000%(A)	1 Day SONIA(1)(A)	(180,321)	(2,672,981)	(2,492,660)
GBP	34,000	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	(67,655)	(1,770,006)	(1,702,351)
GBP	4,000	05/08/28	1.100%(A)	1 Day SONIA(1)(A)	(20,705)	(251,497)	(230,792)
GBP	24,915	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(217,938)	(1,699,179)	(1,481,241)
GBP	63,100	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	(1,869,633)	(5,632,946)	(3,763,313)
GBP	29,445	05/08/39	1.250%(A)	1 Day SONIA(1)(A)	(3,114,118)	(4,332,760)	(1,218,642)
JPY	70,964,780	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(709,165)	(709,165)

See Notes to Financial Statements.

244

Interest rate swap agreements outstanding at October 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,579,525	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	$2,947	$6,375,744	$6,372,797
2,291,160	04/25/20	2.328%(T)	1 Day USOIS(2)(T)	(37,126)	10,580,409	10,617,535
829,451	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(290,621)	9,853,686	10,144,307
300,700	06/15/21	1.803%(S)	3 Month LIBOR(2)(Q)	—	867,620	867,620
845,335	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(137,478)	(1,864,266)	(1,726,788)
2,784,400	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	610,209	(1,588,228)	(2,198,437)
426,720	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	1,996,805	641,565	(1,355,240)
1,000	11/07/21	2.825%(A)	1 Day USOIS(1)(A)	—	(35,707)	(35,707)
227,370	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(6,382,860)	(6,382,860)
85,960	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	16,817	(3,231,899)	(3,248,716)
180,090	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	(6,781,797)	(6,781,797)
182,270	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	444,268	(4,752,272)	(5,196,540)
388,689	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(427,122)	(10,744,122)	(10,317,000)
123,815	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(1,134,529)	(3,509,215)	(2,374,686)
442,345	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(644,185)	(12,857,019)	(12,212,834)
571,795	02/29/24	1.520%(S)	3 Month LIBOR(2)(Q)	—	1,553,937	1,553,937
83,575	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	(2,012,853)	(2,012,853)
273,750	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(8,680,015)	(8,680,015)
2,331,945	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	8,126,176	(74,129,519)	(82,255,695)
688,685	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	2,292,198	(22,078,543)	(24,370,741)
1,100,520	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	3,579,254	(52,224,421)	(55,803,675)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	245

Schedule of Investments (continued)

as of October 31, 2019

Interest rate swap agreements outstanding at October 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
262,260	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	$245,632	$(16,976,507)	$(17,222,139)
179,410	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(14,356,776)	(14,356,776)
1,344,704	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(931,186)	(121,056,529)	(120,125,343)
95,750	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(8,569,850)	(8,569,850)
877,140	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	363,747	(85,151,107)	(85,514,854)
720,810	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	402,530	(70,159,181)	(70,561,711)
50,555	10/31/25	2.492%(A)	1 Day USOIS(1)(A)	(405,278)	(3,694,640)	(3,289,362)
175,455	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(8,731,514)	(8,731,514)
1,420,997	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(9,352,371)	(89,025,455)	(79,673,084)
350,373	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	(193,024)	(21,155,912)	(20,962,888)
226,445	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	6,581	(14,607,855)	(14,614,436)
1,164,698	04/30/26	1.875%(S)	3 Month LIBOR(1)(Q)	(4,412,245)	(27,048,229)	(22,635,984)
6,150	05/11/26	2.300%(A)	1 Day USOIS(2)(A)	(12,300)	421,990	434,290
382,908	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	5,004,603	(13,741,977)	(18,746,580)
149,250	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	185,091	(6,225,749)	(6,410,840)
52,350	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(2,450,959)	(2,450,959)
179,280	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(121,574)	(9,819,231)	(9,697,657)
104,510	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	(6,474,810)	(6,474,810)
76,725	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(2,921,938)	(2,921,938)
54,940	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(3,349,297)	(3,349,297)
74,040	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	(18,613)	(5,651,469)	(5,632,856)

See Notes to Financial Statements.

246

Interest rate swap agreements outstanding at October 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
701,718	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	$(10,515,436)	$(75,615,943)	$(65,100,507)
435,773	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(1,877,503)	(46,529,268)	(44,651,765)
10,585	05/11/29	2.400%(A)	1 Day USOIS(2)(A)	1,316,097	1,029,150	(286,947)
44,800	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	961	1,585,654	1,584,693
18,765	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(3,477,686)	(3,477,686)
27,780	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	654	954,335	953,681
22,125	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(3,878,855)	(3,878,855)
20,450	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(4,131,443)	(4,131,443)

				$(35,351,449)	$(936,466,032)	$(901,114,583)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
	2,180	03/05/49	2.403%(Q)	1 Week MUNIPSA(1)(Q)	$(469,758)	$—	$(469,758)	JPMorgan Chase Bank, N.A.
ZAR	166,800	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(195,536)	—	(195,536)	Deutsche Bank AG
ZAR	259,070	10/09/42	8.320%(Q)	3 Month JIBAR(2)(Q)	236,285	(1,328)	237,613	Deutsche Bank AG
ZAR	161,920	10/10/42	8.280%(Q)	3 Month JIBAR(2)(Q)	101,651	(5,226)	106,877	BNP Paribas S.A.
ZAR	256,475	10/19/42	8.320%(Q)	3 Month JIBAR(2)(Q)	227,851	—	227,851	Deutsche Bank AG
ZAR	162,000	10/20/42	8.330%(Q)	3 Month JIBAR(2)(Q)	154,843	—	154,843	BNP Paribas S.A.
ZAR	328,000	11/28/42	8.585%(Q)	3 Month JIBAR(2)(Q)	956,781	—	956,781	Deutsche Bank AG
ZAR	156,655	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	246,034	—	246,034	Deutsche Bank AG
ZAR	245,000	10/09/47	8.200%(Q)	3 Month JIBAR(1)(Q)	(180,481)	1,174	(181,655)	Deutsche Bank AG
ZAR	149,775	10/10/47	8.160%(Q)	3 Month JIBAR(1)(Q)	(65,018)	4,895	(69,913)	BNP Paribas S.A.
ZAR	242,720	10/19/47	8.200%(Q)	3 Month JIBAR(1)(Q)	(174,288)	—	(174,288)	Deutsche Bank AG
ZAR	150,000	10/20/47	8.210%(Q)	3 Month JIBAR(1)(Q)	(118,557)	—	(118,557)	BNP Paribas S.A.
ZAR	311,000	11/28/47	8.470%(Q)	3 Month JIBAR(1)(Q)	(903,367)	—	(903,367)	Deutsche Bank AG

					$(183,560)	$(485)	$(183,075)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	247

Schedule of Investments (continued)

as of October 31, 2019

Total return swap agreements outstanding at October 31, 2019:

Reference Entity	Financing Rate		Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
30 Year U.S. Ultra Treasury Bonds Future(T)	—	%(T)	Goldman Sachs International	11/22/19	1,953,906	$(56,406,250)	$—	$(56,406,250)
30 Year U.S. Ultra Treasury Bonds Future(T)	—	%(T)	Goldman Sachs International	11/25/19	1,952,813	(55,312,500)	—	(55,312,500)
IOS. FN30.450.10 Index(M)	1 Month LIBOR	(M)	Credit Suisse International	1/12/41	15,218	(33,340)	(45,041)	11,701
IOS. FN30.500.10 Index(M)	1 Month LIBOR	(M)	JPMorgan Securities LLC	1/12/41	1,350	(5,146)	(4,123)	(1,023)

						$(111,757,236)	$(49,164)	$(111,708,072)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$121,799,875	$(106,940,715)	$443,993,756	$(519,683,195)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$558,592,328
J.P. Morgan Securities LLC	11,421,389	256,749,020

Total	$11,421,389	$815,341,348

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

248

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$314,565,051	$—
Collateralized Loan Obligations.	—	8,233,556,831	—
Consumer Loans	—	653,143,006	—
Credit Cards	—	94,013,554	—
Home Equity Loans	—	45,345,597	—
Other	—	96,741,528	—
Residential Mortgage-Backed Securities	—	838,664,223	123,042,860
Small Business Loan	—	19,262	—
Student Loans	—	913,738,968	—
Bank Loans	—	384,230,244	116,870,913
Commercial Mortgage-Backed Securities	—	6,914,026,446	—
Corporate Bonds	—	17,306,397,414	44,081,530
Municipal Bonds.	—	369,028,423	—
Residential Mortgage-Backed Securities	—	2,405,318,834	374,914,000
Sovereign Bonds	—	7,534,197,678	—
U.S. Government Agency Obligations	—	1,558,242,377	20,150,127
U.S. Treasury Obligations	—	1,477,997,789	—
Common Stock	1,163,891	—	—
Preferred Stocks	9,335,330	—	—
Affiliated Mutual Funds	2,419,481,765	—	—
Options Purchased	—	36,929,801	—

Total	$2,429,980,986	$49,176,157,026	$679,059,430

Liabilities
Options Written	$—	$(6,443,046)	$(8,747,893)

Other Financial Instruments*
Assets
Futures Contracts	$68,573,534	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	38,471,413	—
OTC Packaged Credit Default Swap Agreements	—	358,199,853	—
Centrally Cleared Credit Default Swap Agreement	—	420,211	—
OTC Credit Default Swap Agreements	—	104,949,698	—
Centrally Cleared Interest Rate Swap Agreements	—	41,660,597	—
OTC Interest Rate Swap Agreements	—	1,923,445	—

Total	$68,573,534	$545,625,217	$—

Liabilities
Futures Contracts	$(105,890,536)	$—	$—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	249

Schedule of Investments (continued)

as of October 31, 2019

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$(111,398,154)	$—
Centrally Cleared Packaged Credit Default Swap Agreements	—	(13,572,979)	—
OTC Packaged Credit Default Swap Agreements	—	(329,719,483)	—
Centrally Cleared Credit Default Swap Agreements	—	(2,749,273)	—
OTC Credit Default Swap Agreements	—	(82,319,551)	—
Centrally Cleared Interest Rate Swap Agreements	—	(942,775,180)	—
OTC Interest Rate Swap Agreements	—	(2,107,005)	—
OTC Total Return Swap Agreements	—	(111,757,236)	—

Total	$(105,890,536)	$(1,596,398,861)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Residential Mortgage-Backed Securities	Bank Loans	Corporate Bonds	Residential Mortgage-Backed Securities	Options Written
Balance as of 10/31/18	$206,974,364	$18,587,250	$1,725,275	$—	$(6,816,019)
Realized gain (loss)	406,284	(416,584)	—	—	192,285
Change in unrealized appreciation (depreciation)	86,132	6,046,561	614,221	—	(3,217,628)
Purchases/Exchanges /Issuances	130,380,000	103,390,755	42,868,329	374,914,000	252,269
Sales/Paydowns	(214,934,295)	(4,653,458)	—	—	—
Accrued discount/premium	130,375	5,621	598,980	—	—
Transfers into of Level 3	—	12,498,018	—	—	—
Transfers out of Level 3	—	(18,587,250)	(1,725,275)	—	841,200

Balance as of 10/31/19	$123,042,860	$116,870,913	$44,081,530	$374,914,000	$(8,747,893)

See Notes to Financial Statements.

250

	Asset-Backed Securities Residential Mortgage-Backed Securities	Bank Loans	Corporate Bonds	Residential Mortgage-Backed Securities	Options Written
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$6,046,561	$614,221	$—	$(6,360,826)

	U.S. Government Agency Obligations	Credit Default Swap Agreements	Forward Rate Agreements
Balance as of 10/31/18	$—	$191,287	$(7,305,731)
Realized gain (loss)	—	183,445	(9,361,328)
Change in unrealized appreciation (depreciation)	312,721	—	7,305,731
Purchases/Exchanges /Issuances	19,870,169	—	—
Sales/Paydowns	—	(374,732)	9,361,328
Accrued discount/premium	(32,763)	—	—
Transfers into of Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 10/31/19	$20,150,127	$—	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$312,721	$—	$—

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of October 31, 2019	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities
Residential Mortgage-Backed Securities	$123,042,860	Market Approach	Single Broker Indicative Quote
Bank Loans	116,870,913	Market Approach	Single Broker Indicative Quote
Corporate Bonds	44,081,530	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	$374,914,000	Pricing at cost	Unadjusted Purchase Price
Options Written	(8,747,893)	Market Approach	Market Spreads and Recovery Rate
U.S. Government Agency Obligations	20,150,127	Market Approach	Single Broker Indicative Quote

	$670,311,537

See Notes to Financial Statements.

PGIM Total Return Bond Fund	251

Schedule of Investments (continued)

as of October 31, 2019

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$12,498,018	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote
Bank Loans	$18,587,250	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Corporate Bonds	$1,725,275	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Options Written	$841,200	L3 to L2	Model Price to Vendor Price

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2019 were as follows (unaudited):

Collateralized Loan Obligations	16.5%
Sovereign Bonds	15.1
Commercial Mortgage-Backed Securities	13.8
Banks	9.1
Residential Mortgage-Backed Securities	7.5
Affiliated Mutual Funds (2.7% represents investments purchased with collateral from securities on loan)	4.8
U.S. Government Agency Obligations	3.2
U.S. Treasury Obligations	3.0
Electric	2.7
Oil & Gas	2.2
Student Loans	1.9
Pharmaceuticals	1.8
Telecommunications	1.8
Pipelines	1.3
Consumer Loans	1.3
Healthcare-Services	1.2
Foods	1.2
Auto Manufacturers	1.0
Chemicals	1.0
Commercial Services	0.9
Media	0.9
Retail	0.9
Multi-National	0.8
Diversified Financial Services	0.8
Insurance	0.7
Municipal Bonds	0.7
Aerospace & Defense	0.7
Software	0.7
Automobiles	0.6
Healthcare-Products	0.5

Real Estate Investment Trusts (REITs)	0.5%
Transportation	0.5
Airlines	0.4
Semiconductors	0.4
Entertainment	0.3
Home Builders	0.3
Agriculture	0.3
Household Products/Wares	0.3
Packaging & Containers	0.3
Computers	0.3
Gas	0.2
Lodging	0.2
Auto Parts & Equipment	0.2
Other	0.2
Credit Cards	0.2
Biotechnology	0.2
Mining	0.2
Apparel	0.1
Beverages	0.1
Building Materials	0.1
Engineering & Construction	0.1
Home Equity Loans	0.1
Leisure Time	0.1
Miscellaneous Manufacturing	0.1
Options Purchased	0.1
Forest Products & Paper	0.1
Machinery-Diversified	0.1
Real Estate	0.1
Trucking & Leasing	0.0	*
Housewares	0.0	*
Electronics	0.0	*
Holding Companies-Diversified	0.0	*

See Notes to Financial Statements.

252

Industry Classification (continued):

Capital Markets	0.0	*%
Water	0.0	*
Oil & Gas Services	0.0	*
Savings & Loans	0.0	*
Advertising	0.0	*
Internet	0.0	*
Oil, Gas & Consumable Fuels	0.0	*
Textiles	0.0	*
Small Business Loan	0.0	*

	104.7
Options Written	(0.0	)*
Liabilities in excess of other assets	(4.7)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2019 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$420,211	*	Due from/to broker-variation margin swaps	$16,322,252	*
Credit contracts	Premiums paid for OTC swap agreements	121,793,806		Premiums received for OTC swap agreements	106,884,997
Credit contracts	Unaffiliated investments	22,396,302		Options written outstanding, at value	6,319,609
Credit contracts	Unrealized appreciation on OTC swap agreements	442,052,056		Unrealized depreciation on OTC swap agreements	405,850,348

See Notes to Financial Statements.

PGIM Total Return Bond Fund	253

Schedule of Investments (continued)

as of October 31, 2019

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$38,471,413		Unrealized depreciation on OTC forward foreign currency exchange contracts	$111,398,154
Interest rate contracts	Due from/to broker-variation margin futures	68,573,534	*	Due from/to broker-variation margin futures	105,890,536	*
Interest rate contracts	Due from/to broker-variation margin swaps	41,660,597	*	Due from/to broker-variation margin swaps	942,775,180	*
Interest rate contracts	Premiums paid for OTC swap agreements	6,069		Premiums received for OTC swap agreements	55,718
Interest rate contracts	Unaffiliated investments	14,533,499		Options written outstanding, at value	8,871,330
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,941,700		Unrealized depreciation on OTC swap agreements	113,832,847

		$751,849,187			$1,818,200,971

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Forward Rate Agreements	Swaps
Credit contracts	$(54,048,676)	$68,058,418	$—	$—	$—	$56,717,389
Foreign exchange contracts	—	—	—	255,249,183	—	—
Interest rate contracts	(17,928,495)	8,098,283	2,009,173,323	—	(12,738,909)	300,492,351

Total	$(71,977,171)	$76,156,701	$2,009,173,323	$255,249,183	$(12,738,909)	$357,209,740

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

254

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Forward Rate Agreements	Swaps
Credit contracts	$(1,247,170)	$5,954,480	$—	$—	$—	$10,193,626
Foreign exchange contracts	—	—	—	(128,920,450)	—	—
Interest rate contracts	8,255,806	(3,846,546)	361,120,800	—	7,305,731	(1,538,767,387)

Total	$7,008,636	$2,107,934	$361,120,800	$(128,920,450)	$7,305,731	$(1,528,573,761)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2019, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$9,397,341	$7,101,302,341	$29,767,226,993	$13,047,205,107	$3,211,014,928

Forward Foreign Currency Exchange Contracts - Sold(3)	Cross Currency Exchange Contracts(4)	Forward Rate Agreements(2)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$7,713,379,498	$58,609,650	$3,511,740,000	$100,873,000	$33,589,922,948

Credit Default Swap Agreements— Buy Protection(2)	Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)	Total Return Swap Agreements(2)
$5,751,229,585	$5,808,188,259	$58,635,600	$1,166,148,796

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	255

Schedule of Investments (continued)

as of October 31, 2019

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$1,341,372,214	$(1,341,372,214)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$35,670,156	$(26,046,891)	$9,623,265	$(9,118,977)	$504,288
Barclays Bank PLC	170,277,818	(161,708,913)	8,568,905	(6,820,000)	1,748,905
BNP Paribas S.A.	4,759,276	(2,639,345)	2,119,931	(2,119,931)	—
Citibank, N.A.	134,732,497	(135,674,799)	(942,302)	942,302	—
Credit Suisse International	4,378,877	(4,872,681)	(493,804)	493,804	—
Deutsche Bank AG	27,054,648	(42,733,979)	(15,679,331)	14,755,452	(923,879)
Goldman Sachs International	110,213,372	(189,282,997)	(79,069,625)	79,069,625	—
HSBC Bank USA, N.A.	10,424,448	(23,014,945)	(12,590,497)	9,440,007	(3,150,490)
JPMorgan Chase Bank, N.A.	13,594,932	(21,618,913)	(8,023,981)	4,165,308	(3,858,673)
JPMorgan Securities LLC	—	(5,146)	(5,146)	—	(5,146)
Morgan Stanley & Co. International PLC	127,137,687	(116,184,471)	10,953,216	(1,591,863)	9,361,353
The Toronto-Dominion Bank	2,700,498	(5,976,925)	(3,276,427)	3,276,427	—
UBS AG	250,636	(23,452,998)	(23,202,362)	18,617,780	(4,584,582)

	$641,194,845	$(753,213,003)	$(112,018,158)	$111,109,934	$(908,224)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

256

Statement of Assets and Liabilities

as of October 31, 2019

Assets
Investments at value, including securities on loan of $1,341,372,214:
Unaffiliated investments (cost $48,539,286,566)	$49,865,715,677
Affiliated investments (cost $2,421,553,275)	2,419,481,765
Cash	37,121,722
Foreign currency, at value (cost $32,246,469)	32,366,636
Cash segregated for counterparty—OTC	790,000
Receivable for investments sold	479,193,894
Unrealized appreciation on OTC swap agreements	443,993,756
Dividends and interest receivable	334,474,467
Receivable for Fund shares sold	190,100,583
Due from broker—variation margin futures	126,739,425
Premiums paid for OTC swap agreements	121,799,875
Unrealized appreciation on OTC forward foreign currency exchange contracts	38,471,413
Deposit with broker for centrally cleared/exchange-traded derivatives	11,421,389
Prepaid expenses and other assets	282,208

Total Assets	54,101,952,810

Liabilities
Payable for investments purchased	1,741,518,519
Payable to broker for collateral for securities on loan	1,370,604,562
Unrealized depreciation on OTC swap agreements	519,683,195
Payable for Fund shares reacquired	178,833,425
Unrealized depreciation on OTC forward foreign currency exchange contracts	111,398,154
Premiums received for OTC swap agreements	106,940,715
Due to broker—variation margin swaps	96,586,232
Options written outstanding, at value (proceeds received $14,552,868)	15,190,939
Management fee payable	13,088,128
Accrued expenses and other liabilities	10,499,634
Dividends payable	7,524,833
Distribution fee payable	1,688,996
Affiliated transfer agent fee payable	365,922
Affiliated shareholder servicing fees payable	2,943

Total Liabilities	4,173,926,197

Net Assets	$49,928,026,613

Net assets were comprised of:
Common stock, at par	$3,323,215
Paid-in capital in excess of par	47,915,887,394
Total distributable earnings (loss)	2,008,816,004

Net assets, October 31, 2019	$49,928,026,613

See Notes to Financial Statements.

PGIM Total Return Bond Fund	257

Statement of Assets and Liabilities

as of October 31, 2019

Class A
Net asset value and redemption price per share, ($4,234,747,183 ÷ 281,133,047 shares of common stock issued and outstanding)	$15.06
Maximum sales charge (3.25% of offering price)	0.51

Maximum offering price to public	$15.57

Class B
Net asset value, offering price and redemption price per share,
($8,653,222 ÷ 574,406 shares of common stock issued and outstanding)	$15.06

Class C
Net asset value, offering price and redemption price per share,
($662,037,754 ÷ 44,000,170 shares of common stock issued and outstanding)	$15.05

Class R
Net asset value, offering price and redemption price per share,
($539,421,183 ÷ 35,744,093 shares of common stock issued and outstanding)	$15.09

Class Z
Net asset value, offering price and redemption price per share,
($25,755,392,944 ÷ 1,715,808,492 shares of common stock issued and outstanding)	$15.01

Class R2
Net asset value, offering price and redemption price per share,
($47,143,307 ÷ 3,137,727 shares of common stock issued and outstanding)	$15.02

Class R4
Net asset value, offering price and redemption price per share,
($59,429,905 ÷ 3,955,479 shares of common stock issued and outstanding)	$15.02

Class R6
Net asset value, offering price and redemption price per share,
($18,621,201,115 ÷ 1,238,861,833 shares of common stock issued and outstanding)	$15.03

See Notes to Financial Statements.

258

Statement of Operations

Year Ended October 31, 2019

Net Investment Income (Loss)
Income
Interest income	$1,470,211,693
Affiliated dividend income	31,180,634
Income from securities lending, net (including affiliated income of $2,596,956)	4,714,727
Unaffiliated dividend income (net of $24,387 foreign withholding tax)	623,250

Total income	1,506,730,304

Expenses
Management fee	159,201,302
Distribution fee(a)	19,859,840
Shareholder servicing fees (including affiliated expense of $14,685)(a)	68,648
Transfer agent’s fees and expenses (including affiliated expense of $2,123,566)(a)	31,260,367
Custodian and accounting fees	2,906,071
Shareholders’ reports	2,705,875
SEC registration fees	1,351,939
Registration fees(a)	1,182,321
Directors’ fees	728,641
Legal fees and expenses	232,404
Audit fee	63,704
Miscellaneous	477,187

Total expenses	220,038,299
Less: Fee waiver and/or expense reimbursement(a)	(9,347,128)
Distribution fee waiver(a)	(1,416,603)

Net expenses	209,274,568

Net investment income (loss)	1,297,455,736

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(37,176))	3,985,743
Futures transactions	2,009,173,323
Forward rate agreement transactions	(12,738,909)
Forward and cross currency contract transactions	255,249,183
Options written transactions	76,156,701
Swap agreement transactions	357,209,740
Foreign currency transactions	(32,362,107)

2,656,673,674

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,082,426))	2,357,302,740
Futures	361,120,800
Forward rate agreements	7,305,731
Forward and cross currency contracts	(128,920,450)
Options written	2,107,934
Swap agreements	(1,528,573,761)
Foreign currencies	(8,260,331)
Unfunded loan commitments	1,300,042

1,063,382,705

Net gain (loss) on investment and foreign currency transactions	3,720,056,379

See Notes to Financial Statements.

PGIM Total Return Bond Fund	259

Statement of Operations

Year Ended October 31, 2019

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,017,512,115

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	9,796,136	130,550	5,692,350	4,151,895	—	88,909	—	—
Shareholder servicing fees	—	—	—	—	—	35,563	33,085	—
Transfer agent’s fees and expenses	5,989,746	35,029	473,260	765,955	23,762,423	61,518	47,635	124,801
Registration fees	108,539	27,400	50,918	27,905	628,228	31,492	31,492	276,347
Fee waiver and/or expense reimbursement	(2,010,120)	(48,804)	(46,720)	(214,169)	(5,400,179)	(42,128)	(34,284)	(1,550,724)
Distribution fee waiver	—	(32,638)	—	(1,383,965)	—	—	—	—

See Notes to Financial Statements.

260

Statements of Changes in Net Assets

	Year Ended October 31,

	2019	2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,297,455,736	$950,768,188
Net realized gain (loss) on investment and foreign currency transactions	2,656,673,674	(389,604,648)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,063,382,705	(1,173,835,184)

Net increase (decrease) in net assets resulting from operations	5,017,512,115	(612,671,644)

Dividends and Distributions
Distributions from distributable earnings
Class A	(145,982,727)	(108,908,130)
Class B	(446,694)	(572,678)
Class C	(16,897,606)	(12,972,002)
Class R	(19,563,525)	(17,176,176)
Class Z	(784,352,038)	(501,586,321)
Class R2	(1,203,960)	(148,239)
Class R4	(1,177,344)	(18,431)
Class R6	(647,913,854)	(416,889,204)

	(1,617,537,748)	(1,058,271,181)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	20,061,650,102	15,523,390,822
Net asset value of shares issued in reinvestment of dividends and distributions	1,530,218,682	986,787,034
Cost of shares reacquired	(10,441,687,827)	(7,963,074,425)

Net increase (decrease) in net assets from Fund share transactions	11,150,180,957	8,547,103,431

Total increase (decrease)	14,550,155,324	6,876,160,606

Net Assets:
Beginning of year	35,377,871,289	28,501,710,683

End of year	$49,928,026,613	$35,377,871,289

See Notes to Financial Statements.

PGIM Total Return Bond Fund	261

Notes to Financial Statements

Prudential Investment Portfolios, Inc. 17 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of two funds: PGIM Short Duration Multi-Sector Bond Fund and PGIM Total Return Bond Fund, each of which are diversified funds. These financial statements relate only to the PGIM Total Return Bond Fund (the “Fund”).

The investment objective of the Fund is total return.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

262

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common stocks, preferred stocks and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable

PGIM Total Return Bond Fund	263

Notes to Financial Statements (continued)

market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

264

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Fund. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward

PGIM Total Return Bond Fund	265

Notes to Financial Statements (continued)

currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment

266

transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

PGIM Total Return Bond Fund	267

Notes to Financial Statements (continued)

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed

268

rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

PGIM Total Return Bond Fund	269

Notes to Financial Statements (continued)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

270

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of October 31, 2019, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

PGIM Total Return Bond Fund	271

Notes to Financial Statements (continued)

Payment-In-Kind: The Fund invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where

272

applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep

PGIM Total Return Bond Fund	273

Notes to Financial Statements (continued)

certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.44% of the Fund’s average daily net assets up to $1 billion, 0.42% of such assets from $1 billion to $3 billion, 0.40% of such assets from $3 billion to $5 billion, 0.39% of such assets from $5 billion to $10 billion and 0.38% of such assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.39% for the year ended October 31, 2019.

Effective June 1, 2019, the Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.76% of average daily net assets for Class A shares, 1.26% of average daily net assets for Class B shares, 1.51% of average daily net assets for Class C shares, 1.01% of average daily net assets for Class R shares, 0.49% of average daily net assets for Class Z shares 0.89% of average daily net assets for Class R2 shares, 0.64% of average daily net assets for Class R4 shares, and 0.39% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Prior to June 1, 2019, the Manager had contractually agreed to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.76% of average daily net assets for Class A shares, 1.26% of average daily net assets for Class B shares, 1.51% of average daily net assets for Class C shares, 1.01% of average daily net assets for Class R shares, 0.51% of average daily net assets for Class Z shares, 0.91% of average daily net assets for Class R2 shares, 0.66% of average daily net assets for Class R4 shares, and 0.51% of average daily net assets for Class R6 shares. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A,

274

Class B, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through February 28, 2021 to limit such fees to 0.75% and 0.50% of the average daily net assets of the Class B and Class R shares, respectively.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

For the year ended October 31, 2019, PIMS received $4,360,171 in front-end sales charges resulting from sales of Class A shares. Additionally, for the year ended October 31, 2019, PIMS received $1,083, $5,132 and $63,139 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Fund also invests in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or

PGIM Total Return Bond Fund	275

Notes to Financial Statements (continued)

reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the year ended October 31, 2019, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended October 31, 2019, were $23,228,596,226 and $10,730,645,965, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended October 31, 2019, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
PGIM Core Short-Term Bond Fund*
$449,495,573	$323,028,219	$—	$(1,422,594)	$—	$771,101,198	83,542,925	$16,424,502

PGIM Core Ultra Short Bond Fund*
56,953,507	12,360,466,087	12,142,833,510	—	—	274,586,084	274,586,084	14,756,132

PGIM Institutional Money Market Fund*
1,634,049,951	6,128,695,660	6,389,254,120	340,168	(37,176)	1,373,794,483	1,373,519,779	2,596,956	**

$2,140,499,031	$18,812,189,966	$18,532,087,630	$(1,082,426)	$(37,176)	$2,419,481,765		$33,777,590

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

276

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date.

For the year ended October 31, 2019, the tax character of dividends paid by the Fund was $1,617,537,748 of ordinary income. For the year ended October 31, 2018, the tax character of dividends paid by the Fund was $1,058,271,181 of ordinary income.

As of October 31, 2019, the accumulated undistributed earnings on a tax basis were $1,035,740,676 of ordinary income and $851,435,846 of long-term capital gains.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2019 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$51,052,751,542	$1,874,716,283	$(1,745,551,968)	$129,164,315

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of market discount, amortization of premiums, deferred losses on wash sales, straddles, futures contracts and other book to tax differences.

The Fund utilized approximately $969,444,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2019.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more (prior to July 15, 2019, $500,000 or more on or after July 15, 2019) of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A

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Notes to Financial Statements (continued)

shares on a monthly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 8.9 billion shares of common stock divided into two funds, with a par value of $0.001 per share. There are 8.245 billion shares authorized for the Fund, divided into nine classes, designated Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4, Class R6 and Class T common stock, each of which consists of 900 million, 5 million, 140 million, 200 million, 3,000 million, 265 million, 265 million, 3,000 million and 470 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

As of October 31, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 14,236 Class A shares,17,294,892 Class R shares, 4,665,230 Class Z shares, 729 Class R2 shares, 732 Class R4 shares and 5,380,772 Class R6 shares of the Fund. At reporting period end, four shareholders of record, each holding greater than 5% of the Fund, held 43% of the Fund’s outstanding shares.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Year ended October 31, 2019:
Shares sold	55,433,645	$808,012,246
Shares issued in reinvestment of dividends and distributions	9,574,142	137,941,025
Shares reacquired	(55,890,561)	(808,162,939)

Net increase (decrease) in shares outstanding before conversion	9,117,226	137,790,332
Shares issued upon conversion from other share class(es)	6,558,570	95,629,667
Shares reacquired upon conversion into other share class(es)	(3,813,286)	(56,031,548)

Net increase (decrease) in shares outstanding	11,862,510	$177,388,451

Year ended October 31, 2018:
Shares sold	85,070,401	$1,211,882,350
Shares issued in reinvestment of dividends and distributions	7,215,163	102,481,839
Shares reacquired	(56,343,422)	(801,992,658)

Net increase (decrease) in shares outstanding before conversion	35,942,142	512,371,531
Shares issued upon conversion from other share class(es)	2,290,633	32,486,807
Shares reacquired upon conversion into other share class(es)	(14,828,386)	(212,960,391)

Net increase (decrease) in shares outstanding	23,404,389	$331,897,947

Class B
Year ended October 31, 2019:
Shares sold	76,974	$1,106,097
Shares issued in reinvestment of dividends and distributions	27,610	394,466
Shares reacquired	(246,186)	(3,544,469)

Net increase (decrease) in shares outstanding before conversion	(141,602)	(2,043,906)
Shares reacquired upon conversion into other share class(es)	(554,549)	(7,984,384)

Net increase (decrease) in shares outstanding	(696,151)	$(10,028,290)

Year ended October 31, 2018:
Shares sold	77,697	$1,109,665
Shares issued in reinvestment of dividends and distributions	34,028	484,107
Shares reacquired	(484,674)	(6,894,741)

Net increase (decrease) in shares outstanding before conversion	(372,949)	(5,300,969)
Shares reacquired upon conversion into other share class(es)	(405,191)	(5,782,742)

Net increase (decrease) in shares outstanding	(778,140)	$(11,083,711)

Class C
Year ended October 31, 2019:
Shares sold	15,593,881	$227,416,271
Shares issued in reinvestment of dividends and distributions	1,074,607	15,447,085
Shares reacquired	(7,587,424)	(108,564,702)

Net increase (decrease) in shares outstanding before conversion	9,081,064	134,298,654
Shares reacquired upon conversion into other share class(es)	(3,772,229)	(54,530,447)

Net increase (decrease) in shares outstanding	5,308,835	$79,768,207

Year ended October 31, 2018:
Shares sold	9,743,241	$139,433,709
Shares issued in reinvestment of dividends and distributions	813,031	11,537,097
Shares reacquired	(9,069,065)	(128,589,159)

Net increase (decrease) in shares outstanding before conversion	1,487,207	22,381,647
Shares issued upon conversion from other share class(es)	1,017	14,453
Shares reacquired upon conversion into other share class(es)	(2,147,208)	(30,416,070)

Net increase (decrease) in shares outstanding	(658,984)	$(8,019,970)

PGIM Total Return Bond Fund	279

Notes to Financial Statements (continued)

Class R	Shares	Amount
Year ended October 31, 2019:
Shares sold	4,189,630	$60,821,255
Shares issued in reinvestment of dividends and distributions	1,344,474	19,362,679
Shares reacquired	(11,853,336)	(170,629,781)

Net increase (decrease) in shares outstanding before conversion	(6,319,232)	(90,445,847)
Shares reacquired upon conversion into other share class(es)	(2,489)	(36,003)

Net increase (decrease) in shares outstanding	(6,321,721)	$(90,481,850)

Year ended October 31, 2018:
Shares sold	6,536,160	$93,502,584
Shares issued in reinvestment of dividends and distributions	1,185,546	16,882,990
Shares reacquired	(11,178,301)	(159,440,219)

Net increase (decrease) in shares outstanding before conversion	(3,456,595)	(49,054,645)
Shares reacquired upon conversion into other share class(es)	(22,236)	(316,032)

Net increase (decrease) in shares outstanding	(3,478,831)	$(49,370,677)

Class Z
Year ended October 31, 2019:
Shares sold	866,880,024	$12,554,347,046
Shares issued in reinvestment of dividends and distributions	51,045,138	735,986,444
Shares reacquired	(385,212,233)	(5,540,611,858)

Net increase (decrease) in shares outstanding before conversion	532,712,929	7,749,721,632
Shares issued upon conversion from other share class(es)	5,851,904	85,025,574
Shares reacquired upon conversion into other share class(es)	(5,307,196)	(77,048,573)

Net increase (decrease) in shares outstanding	533,257,637	$7,757,698,633

Year ended October 31, 2018:
Shares sold	566,516,089	$8,056,837,644
Shares issued in reinvestment of dividends and distributions	32,281,647	456,694,053
Shares reacquired	(317,816,450)	(4,492,439,420)

Net increase (decrease) in shares outstanding before conversion	280,981,286	4,021,092,277
Shares issued upon conversion from other share class(es)	16,977,035	242,588,924
Shares reacquired upon conversion into other share class(es)	(15,177,989)	(216,791,597)

Net increase (decrease) in shares outstanding	282,780,332	$4,046,889,604

Class R2
Year ended October 31, 2019:
Shares sold	2,079,333	$29,880,615
Shares issued in reinvestment of dividends and distributions	83,235	1,203,714
Shares reacquired	(581,420)	(8,440,069)

Net increase (decrease) in shares outstanding before conversion	1,581,148	22,644,260
Shares reacquired upon conversion into other share class(es)	(3,492)	(50,254)

Net increase (decrease) in shares outstanding	1,577,656	$22,594,006

Period ended October 31, 2018*:
Shares sold	1,633,771	$23,005,795
Shares issued in reinvestment of dividends and distributions	10,629	148,239
Shares reacquired	(84,329)	(1,183,700)

Net increase (decrease) in shares outstanding	1,560,071	$21,970,334

280

Class R4	Shares	Amount
Year ended October 31, 2019:
Shares sold	4,119,404	$59,265,772
Shares issued in reinvestment of dividends and distributions	64,185	933,389
Shares reacquired	(418,096)	(6,125,434)

Net increase (decrease) in shares outstanding before conversion	3,765,493	54,073,727
Shares issued upon conversion from other share class(es)	22	301

Net increase (decrease) in shares outstanding	3,765,515	$54,074,028

Period ended October 31, 2018*:
Shares sold	200,238	$2,811,912
Shares issued in reinvestment of dividends and distributions	1,058	14,766
Shares reacquired	(11,332)	(158,222)

Net increase (decrease) in shares outstanding	189,964	$2,668,456

Class R6
Year ended October 31, 2019:
Shares sold	437,213,400	$6,320,800,800
Shares issued in reinvestment of dividends and distributions	42,959,024	618,949,880
Shares reacquired	(264,755,389)	(3,795,608,575)

Net increase (decrease) in shares outstanding before conversion	215,417,035	3,144,142,105
Shares issued upon conversion from other share class(es)	1,436,320	20,703,894
Shares reacquired upon conversion into other share class(es)	(393,565)	(5,678,227)

Net increase (decrease) in shares outstanding	216,459,790	$3,159,167,772

Year ended October 31, 2018:
Shares sold	422,185,083	$5,994,807,163
Shares issued in reinvestment of dividends and distributions	28,141,260	398,543,943
Shares reacquired	(167,444,826)	(2,372,376,306)

Net increase (decrease) in shares outstanding before conversion	282,881,517	4,020,974,800
Shares issued upon conversion from other share class(es)	13,698,646	196,107,239
Shares reacquired upon conversion into other share class(es)	(347,417)	(4,930,591)

Net increase (decrease) in shares outstanding	296,232,746	$4,212,151,448

*	Commencement of offering was December 27, 2017.

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/2/2019
Total Commitment	$900 million	$900 million
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

PGIM Total Return Bond Fund	281

Notes to Financial Statements (continued)

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended October 31, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

282

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk: Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Asset-backed securities are another type of pass-through instruments that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate bonds including junk bonds or other securities. The values of mortgage-backed and asset-backed securities vary with changes in interest rates and are particularly sensitive to prepayments (the risk is that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Fund to reinvest in

PGIM Total Return Bond Fund	283

Notes to Financial Statements (continued)

lower yielding debt instruments) or extensions (the risk is that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall). Asset-backed securities are also subject to liquidity risk.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

284

Financial Highlights

Class A Shares
		Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.86	$14.58	$14.66	$14.26	$14.48
Income (loss) from investment operations:
Net investment income (loss)	0.42	0.38	0.36	0.37	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.32	(0.68)	0.09	0.41	(0.14)
Total from investment operations	1.74	(0.30)	0.45	0.78	0.21
Less Dividends and Distributions:
Dividends from net investment income	(0.54)	(0.42)	(0.36)	(0.38)	(0.41)
Tax return of capital distributions	-	-	(0.02)	-	-
Distributions from net realized gains	-	-	(0.15)	- (b)	(0.02)
Total dividends and distributions	(0.54)	(0.42)	(0.53)	(0.38)	(0.43)
Net asset value, end of year	$15.06	$13.86	$14.58	$14.66	$14.26
Total Return(c):	12.73%	(2.06)%	3.22%	5.58%	1.45%

Ratios/Supplemental Data:
Net assets, end of year (000)	$4,234,747	$3,733,255	$3,585,778	$3,756,821	$2,925,814
Average net assets (000)	$3,918,464	$3,643,673	$3,394,567	$3,281,321	$2,425,719
Ratios to average net assets(d)(e)(f):
Expenses after waivers and/or expense reimbursement	0.76%	0.76%	0.76%	0.79%	0.84%
Expenses before waivers and/or expense reimbursement	0.81%	0.81%	0.80%	0.82%	0.88%
Net investment income (loss)	2.90%	2.66%	2.52%	2.55%	2.41%
Portfolio turnover rate(g)	45%	56%	95%	102%	114%

(a)	Calculated based on average shares outstanding during the year.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(f)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	285

Financial Highlights (continued)

Class B Shares
		Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.86	$14.58	$14.66	$14.26	$14.48
Income (loss) from investment operations:
Net investment income (loss)	0.35	0.30	0.29	0.30	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.32	(0.67)	0.09	0.41	(0.15)
Total from investment operations	1.67	(0.37)	0.38	0.71	0.13
Less Dividends and Distributions:
Dividends from net investment income	(0.47)	(0.35)	(0.30)	(0.31)	(0.33)
Tax return of capital distributions	-	-	(0.01)	-	-
Distributions from net realized gains	-	-	(0.15)	- (b)	(0.02)
Total dividends and distributions	(0.47)	(0.35)	(0.46)	(0.31)	(0.35)
Net asset value, end of year	$15.06	$13.86	$14.58	$14.66	$14.26
Total Return(c):	12.17%	(2.55)%	2.71%	5.06%	0.94%

Ratios/Supplemental Data:
Net assets, end of year (000)	$8,653	$17,610	$29,874	$41,798	$46,569
Average net assets (000)	$13,055	$23,323	$34,930	$44,541	$50,410
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.26%	1.26%	1.26%	1.29%	1.34%
Expenses before waivers and/or expense reimbursement	1.88%	1.72%	1.61%	1.57%	1.62%
Net investment income (loss)	2.43%	2.13%	2.02%	2.05%	1.95%
Portfolio turnover rate(f)	45%	56%	95%	102%	114%

(a)	Calculated based on average shares outstanding during the year.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

286

Class C Shares
		Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.85	$14.57	$14.65	$14.24	$14.47
Income (loss) from investment operations:
Net investment income (loss)	0.31	0.27	0.25	0.26	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.32	(0.67)	0.09	0.43	(0.15)
Total from investment operations	1.63	(0.40)	0.34	0.69	0.09
Less Dividends and Distributions:
Dividends from net investment income	(0.43)	(0.32)	(0.26)	(0.28)	(0.30)
Tax return of capital distributions	-	-	(0.01)	-	-
Distributions from net realized gains	-	-	(0.15)	- (b)	(0.02)
Total dividends and distributions	(0.43)	(0.32)	(0.42)	(0.28)	(0.32)
Net asset value, end of year	$15.05	$13.85	$14.57	$14.65	$14.24
Total Return(c):	11.92%	(2.79)%	2.45%	4.87%	0.62%

Ratios/Supplemental Data:
Net assets, end of year (000)	$662,038	$535,827	$573,277	$583,752	$416,364
Average net assets (000)	$569,236	$579,915	$559,226	$495,322	$360,622
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.49%	1.51%	1.51%	1.54%	1.59%
Expenses before waivers and/or expense reimbursement	1.50%	1.51%	1.54%	1.57%	1.62%
Net investment income (loss)	2.16%	1.91%	1.77%	1.80%	1.66%
Portfolio turnover rate(f)	45%	56%	95%	102%	114%

(a)	Calculated based on average shares outstanding during the year.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	287

Financial Highlights (continued)

Class R Shares
		Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.89	$14.61	$14.69	$14.28	$14.51
Income (loss) from investment operations:
Net investment income (loss)	0.38	0.34	0.33	0.33	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.32	(0.67)	0.09	0.43	(0.14)
Total from investment operations	1.70	(0.33)	0.42	0.76	0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.50)	(0.39)	(0.33)	(0.35)	(0.37)
Tax return of capital distributions	-	-	(0.02)	-	-
Distributions from net realized gains	-	-	(0.15)	- (b)	(0.02)
Total dividends and distributions	(0.50)	(0.39)	(0.50)	(0.35)	(0.39)
Net asset value, end of year	$15.09	$13.89	$14.61	$14.69	$14.28
Total Return(c):	12.43%	(2.30)%	2.96%	5.38%	1.14%

Ratios/Supplemental Data:
Net assets, end of year (000)	$539,421	$584,288	$665,420	$611,599	$525,824
Average net assets (000)	$553,588	$631,868	$645,580	$573,999	$336,289
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.01%	1.01%	1.01%	1.04%	1.09%
Expenses before waivers and/or expense reimbursement	1.30%	1.31%	1.30%	1.32%	1.37%
Net investment income (loss)	2.65%	2.39%	2.26%	2.30%	2.09%
Portfolio turnover rate(f)	45%	56%	95%	102%	114%

(a)	Calculated based on average shares outstanding during the year.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

288

Class Z Shares
		Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.82	$14.53	$14.61	$14.21	$14.43
Income (loss) from investment operations:
Net investment income (loss)	0.45	0.41	0.40	0.40	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.32	(0.66)	0.09	0.42	(0.14)
Total from investment operations	1.77	(0.25)	0.49	0.82	0.24
Less Dividends and Distributions:
Dividends from net investment income	(0.58)	(0.46)	(0.40)	(0.42)	(0.44)
Tax return of capital distributions	-	-	(0.02)	-	-
Distributions from net realized gains	-	-	(0.15)	- (b)	(0.02)
Total dividends and distributions	(0.58)	(0.46)	(0.57)	(0.42)	(0.46)
Net asset value, end of year	$15.01	$13.82	$14.53	$14.61	$14.21
Total Return(c):	12.98%	(1.75)%	3.49%	5.86%	1.71%

Ratios/Supplemental Data:
Net assets, end of year (000)	$25,755,393	$16,338,122	$13,078,005	$10,510,479	$5,492,574
Average net assets (000)	$20,181,162	$15,388,327	$10,926,746	$7,230,649	$4,306,353
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.50%	0.51%	0.51%	0.54%	0.59%
Expenses before waivers and/or expense reimbursement	0.53%	0.53%	0.55%	0.57%	0.62%
Net investment income (loss)	3.14%	2.93%	2.78%	2.81%	2.66%
Portfolio turnover rate(f)	45%	56%	95%	102%	114%

(a)	Calculated based on average shares outstanding during the year.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	289

Financial Highlights (continued)

Class R2 Shares
	Year Ended October 31, 2019	December 27, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.83	$14.58
Income (loss) from investment operations:
Net investment income (loss)	0.40	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.31	(0.72)
Total from investment operations	1.71	(0.40)
Less Dividends and Distributions:
Dividends from net investment income	(0.52)	(0.35)
Net asset value, end of period	$15.02	$13.83
Total Return(c):	12.60%	(2.79)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$47,143	$21,575
Average net assets (000)	$35,563	$5,595
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.90%	0.91%	(e)
Expenses before waivers and/or expense reimbursement	1.02%	1.18%	(e)
Net investment income (loss)	2.74%	2.76%	(e)
Portfolio turnover rate(f)	45%	56%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

290

Class R4 Shares
	Year Ended October 31, 2019	December 27, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.83	$14.58
Income (loss) from investment operations:
Net investment income (loss)	0.43	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.32	(0.72)
Total from investment operations	1.75	(0.37)
Less Dividends and Distributions:
Dividends from net investment income	(0.56)	(0.38)
Net asset value, end of period	$15.02	$13.83
Total Return(c):	12.89%	(2.59)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$59,430	$2,628
Average net assets (000)	$33,085	$644
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.64%	0.66%	(e)
Expenses before waivers and/or expense reimbursement	0.74%	4.10%	(e)
Net investment income (loss)	2.96%	3.01%	(e)
Portfolio turnover rate(f)	45%	56%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	291

Financial Highlights (continued)

Class R6 Shares
		Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.83	$14.55	$14.64	$14.23	$14.46
Income (loss) from investment operations:
Net investment income (loss)	0.47	0.43	0.41	0.42	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.32	(0.68)	0.08	0.42	(0.14)
Total from investment operations	1.79	(0.25)	0.49	0.84	0.25
Less Dividends and Distributions:
Dividends from net investment income	(0.59)	(0.47)	(0.41)	(0.43)	(0.46)
Tax return of capital distributions	-	-	(0.02)	-	-
Distributions from net realized gains	-	-	(0.15)	- (b)	(0.02)
Total dividends and distributions	(0.59)	(0.47)	(0.58)	(0.43)	(0.48)
Net asset value, end of year	$15.03	$13.83	$14.55	$14.64	$14.23
Total Return(c):	13.16%	(1.72)%	3.51%	6.02%	1.76%

Ratios/Supplemental Data:
Net assets, end of year (000)	$18,621,201	$14,144,566	$10,569,356	$3,590,469	$2,233,740
Average net assets (000)	$15,985,664	$12,419,952	$7,326,262	$2,835,235	$1,575,749
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.40%	0.41%	0.42%	0.44%	0.46%
Expenses before waivers and/or expense reimbursement	0.41%	0.41%	0.42%	0.45%	0.49%
Net investment income (loss)	3.26%	3.03%	2.86%	2.91%	2.76%
Portfolio turnover rate(f)	45%	56%	95%	102%	114%

(a)	Calculated based on average shares outstanding during the year.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

292

Report of Independent Registered Public Accounting Firm

To the Shareholders of PGIM Total Return Bond Fund and Board of Directors

Prudential Investment Portfolios, Inc. 17:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of PGIM Total Return Bond Fund, a series of Prudential Investment Portfolios, Inc. 17, (the Fund), including the schedule of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended October 31, 2019, and the related notes (collectively, the financial statements) and the financial highlights for the years or period indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period ended October 31, 2019, and the financial highlights for the years or period indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian, transfer agent, and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

December 19, 2019

PGIM Total Return Bond Fund	293

Tax Information (unaudited)

For the year ended October 31, 2019, the Fund reports the maximum amount allowable but not less than 61.51% as interest related dividends in accordance with Section 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2020, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of dividends and distributions received by you in calendar year 2019.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 1.50% of the dividends paid by the Fund qualifies for such deduction.

Please consult your tax adviser or state/local authorities to properly report this information on your tax return. If you have any questions concerning the amounts listed above, please call your financial adviser.

294

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS  (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 3/11/58 Board Member Portfolios Overseen: 96	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 7/13/52 Board Member Portfolios Overseen: 96	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

PGIM Total Return Bond Fund

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 7/9/52 Board Member Portfolios Overseen: 96	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

Barry H. Evans 11/2/60 Board Member Portfolios Overseen: 95	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014– 2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 10/13/56 Board Member & Independent Chair Portfolios Overseen: 96	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

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Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 9/29/62 Board Member Portfolios Overseen: 95	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Synnex Corporation (since April 2019) (information technology); Independent Director, Kabbage, Inc. (since July 2018) (financial services); Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Michael S. Hyland, CFA 10/4/45 Board Member Portfolios Overseen: 96	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Brian K. Reid 9/22/61 Board Member Portfolios Overseen: 95	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

PGIM Total Return Bond Fund

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 6/28/59 Board Member Portfolios Overseen: 95	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 10/5/62 Board Member & President Portfolios Overseen: 96	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

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Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 5/21/73 Board Member & Vice President Portfolios Overseen: 96	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara 9/11/55 Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012

PGIM Total Return Bond Fund

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Dino Capasso 8/19/74 Chief Compliance Officer	Chief Compliance Officer (July 2019-Present) of PGIM Investments LLC; Chief Compliance Officer (July 2019-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global High Yield Fund, Inc., and PGIM High Yield Bond Fund, Inc.; Vice President and Deputy Chief Compliance Officer (June 2017-2019) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Andrew R. French 12/22/62 Secretary	Vice President of PGIM Investments LLC (December 2018-Present); formerly Vice President and Corporate Counsel (February 2010-December 2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Jonathan D. Shain 8/9/58 Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

Claudia DiGiacomo 10/14/74 Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Diana N. Huffman 4/14/82 Assistant Secretary	Vice President and Corporate Counsel (since September 2015) of Prudential; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).	Since March 2019

Kelly A. Coyne 8/8/68 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Christian J. Kelly 5/5/75 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly, Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

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Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Lana Lomuti 6/7/67 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Russ Shupak 10/08/73 Assistant Treasurer	Vice President (since 2017) and Director (2013-2017), within PGIM Investments Fund Administration.	Since October 2019

Deborah Conway 3/26/69 Assistant Treasurer	Vice President (since 2017) and Director (2007-2017), within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1/20/74 Assistant Treasurer	Vice President (since 2017) and Director (2011-2017), within PGIM Investments Fund Administration.	Since October 2019

Charles H. Smith 1/11/73 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since January 2017

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

PGIM Total Return Bond Fund

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Total Return Bond Fund1 (the “Fund”) consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit, and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and, where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser and, as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s

[1]	PGIM Total Return Bond Fund is a series of Prudential Investment Portfolios, Inc. 17.
[2]

Grace C. Torres was an Interested Director of the Fund at the time the Board considered and approved the renewal of the Fund’s advisory agreements, but has since become an Independent Director of the Fund.

PGIM Total Return Bond Fund

Approval of Advisory Agreements (continued)

decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to the terms of a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator of the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

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The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared

PGIM Total Return Bond Fund

Approval of Advisory Agreements (continued)

with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, and PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2018.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2018. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

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The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed over the one-year period.
•

The Board and PGIM Investments agreed to enhance the Fund’s existing expense cap, such that effective June 1, 2019, total annual operating expenses (exclusive of certain fees and expenses) are capped at 0.76% for Class A shares, 1.26% for Class B shares, 1.51% for Class C shares, 1.01% for Class R shares, 0.49% for Class Z shares, 0.89% for Class R2 shares, 0.64% for Class R4 shares, and 0.39% for Class R6 shares through February 28, 2021.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•

The Board and PGIM Investments also agreed to contractually reduce the Fund’s subadvisory fee schedule, such that effective July 1, 2019, the new subadvisory fee for PGIM Fixed Income is 0.20% up to $8 billion of average daily net assets, 0.16% from $8 billion to $17.5 billion of average daily net assets, and 0.145% over $17.5 billion of average daily net assets.

•	The Board noted information provided by PGIM Investments indicating that the Fund’s net total expense ratio was two basis points from the median of the Peer Group.

PGIM Total Return Bond Fund

Approval of Advisory Agreements (continued)

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements with the permanent subadvisory fee reduction.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgiminvestments.com

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Total Return Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of the Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM TOTAL RETURN BOND FUND

SHARE CLASS	A	B	C	R	Z	R2	R4	R6
NASDAQ	PDBAX	PRDBX	PDBCX	DTBRX	PDBZX	PDBRX	PDBSX	PTRQX
CUSIP	74440B108	74440B207	74440B306	74440B801	74440B405	74440B819	74440B793	74440B884

MF166E

PGIM SHORT DURATION MULTI-SECTOR BOND FUND

ANNUAL REPORT

OCTOBER 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return

Highlights (unaudited)

•

The Fund outperformed the Bloomberg Barclays US Government/Credit 1-3 Year Index over the reporting period, highlighted by strong duration positioning, sector allocation, security selection, and yield curve positioning. Currency selection modestly hurt performance for the period.

•

Sector allocation added value, with overweights to collateralized loan obligations, emerging market debt, high yield bonds, and commercial mortgage-backed securities (CMBS), the largest contributors to performance. Strong security selection was highlighted by positioning in sovereign and high yield bonds, non-agency mortgages, and CMBS.

•	Although overall security selection contributed to the Fund’s performance, positioning in Treasuries, interest rate swaps, and emerging market debt limited results.

•	Within corporates, positioning in the foreign non-corporate and upstream-energy sectors detracted from performance.

•

Detractors in foreign non-corporate included overweights to Argentina and the Province of Buenos Aires. Within upstream energy, overweights in Ascent Resources and Cenovus Energy negatively affected performance.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Short Duration Multi-Sector Bond Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the annual report for the PGIM Short Duration Multi-Sector Bond Fund informative and useful. The report covers performance for the 12-month period that ended October 31, 2019.

While the US economy remained healthy, with rising corporate profits and strong job growth, the Federal Reserve cut interest rates three times in the latter half of the period. The cuts were a proactive attempt by the Fed to extend the longest domestic economic expansion on record as growth in many regions weakened. China in particular showed signs of slowing amid trade tensions with the US, and turmoil in the United Kingdom continued as it negotiates an exit from the European Union.

The interest-rate cuts helped boost the performance of stocks globally. For the period overall, large-cap US equities along with stocks in developed and emerging foreign markets all rose by double digits. Small-cap US stocks posted a single-digit gain. This positive performance came despite significant volatility early in the period. Equities plunged at the end of 2018 on concerns about China’s economy, a potential global trade war, higher interest rates, and worries that profit growth might slow. Stocks reversed course early in 2019, rising sharply after the Fed moderated its position on additional rate hikes for the remainder of the year.

The overall US bond market posted strong returns during the period on a significant rally in interest rates that saw the 10-year US Treasury yield decline from over 3% to under 2%. Investment-grade corporate bonds led the way with a double-digit gain, while corporate high yield and municipal bonds each had a return in the high single digits. Globally, bonds in developed markets delivered strong returns, and emerging markets debt rose by double digits.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This scale and investment expertise allow us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short Duration Multi-Sector Bond Fund

December 16, 2019

PGIM Short Duration Multi-Sector Bond Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 10/31/19 (with sales charges)
	One Year (%)	Five Years (%)	Since Inception (%)
Class A	3.62	2.10	2.03 (12/23/13)
Class C	4.24	1.80	1.67 (12/23/13)
Class Z	6.39	2.92	2.77 (12/23/13)
Class R6	6.52	2.90	2.76 (12/23/13)
Bloomberg Barclays US Government/Credit 1-3 Year Index
	4.89	1.60	1.52

	Average Annual Total Returns as of 10/31/19 (without sales charges)
	One Year (%)	Five Years (%)	Since Inception (%)
Class A	6.01	2.57	2.43 (12/23/13)
Class C	5.24	1.80	1.67 (12/23/13)
Class Z	6.39	2.92	2.77 (12/23/13)
Class R6	6.52	2.90	2.76 (12/23/13)
Bloomberg Barclays US Government/Credit 1-3 Year Index
	4.89	1.60	1.52

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Growth of a $10,000 Investment (unaudited)

The graph compares a $10,000 investment in the Fund’s Class Z shares with a similar investment in the Bloomberg Barclays US Government/Credit 1-3 Year Index by portraying the initial account values at the commencement of operations of Class Z shares (December 23, 2013) and the account values at the end of the current fiscal year (October 31, 2019), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class Z shares only. As indicated in the tables provided earlier, performance for other share classes will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

PGIM Short Duration Multi-Sector Bond Fund	7

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	For purchases on or after July 15, 2019: 2.25% of the public offering price. For purchases prior to July 15, 2019: 3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)

For purchases on or after July 15, 2019: 1.00% on sales of $500,000 or more made within 12 months of purchase. For purchases prior to July 15, 2019: 1.00% on sales of $1 million or more made within 12 months of purchase.

		1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Bloomberg Barclays US Government/Credit 1-3 Year Index—The Bloomberg Barclays US Government/Credit 1-3 Year Index is an unmanaged index considered representative of the performance of short-term US corporate bonds and US government bonds with maturities from one to three years.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

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Distributions and Yields as of 10/31/19
	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.34	2.71	2.67
Class C	0.26	2.02	1.66
Class Z	0.37	3.12	3.00
Class R6	0.38	3.23	3.18

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 10/31/19 (%)
AAA	42.8
AA	7.5
A	11.9
BBB	13.7
BB	9.9
B	4.2
CCC	0.4
Not Rated	5.7
Cash/Cash Equivalents	3.9
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

PGIM Short Duration Multi-Sector Bond Fund	9

Strategy and Performance Overview

How did the Fund perform?

The PGIM Short Duration Multi-Sector Bond Fund’s Class Z shares returned 6.39% in the 12-month reporting period that ended October 31, 2019, outperforming the 4.89% return of the Bloomberg Barclays US Government/Credit 1-3 Year Index (the Index).

What were the market conditions?

•

The fourth quarter of 2018 represented a major shift in market sentiment across global asset classes. Interest rates peaked in early October and aggressively rallied as Brexit worries, fears of an escalating trade war, weaker economic data, and a hawkish Federal Reserve (Fed) punished risk assets, sending developed-market interest rates to yearly lows. As the fourth quarter concluded, the yield on 10-year German government bunds and Japanese government bonds (JGBs) plummeted to depths not seen in years, while the 10-year US Treasury note yield ended the quarter just above its low from early in 2018. Additionally, after beginning the quarter higher, the yield on Italy’s 10-year BTP government bond declined below 3% for the first time since September 2018 as Italy slowly moved its 2019 budget target closer to the European Commission’s suggestion. With signs of slowing global growth, the fourth quarter also brought the potential for further headwinds as Democrats won control of the US House of Representatives—thus mitigating the probability of further fiscal stimulus as a “fiscal cliff” approaches in 2020—and trade tensions with China intensified. Against this macro backdrop, Fed Chairman Jerome Powell and Vice Chairman Richard Clarida struck a more balanced tone prior to December’s Federal Open Market Committee (FOMC) meeting. In addition to the expected 25-basis point (bp) hike in its nominal federal funds target range, the FOMC decreased its median projection for additional hikes going forward by 25 bps. (One basis point is 0.01%.)

•

As the fourth quarter of 2018 concluded, the global economy and markets were on the ropes. Spreads were rising sharply, equity markets were falling, and the prospects for global growth seemed in serious jeopardy. Global real gross domestic product (GDP) growth in the first quarter of 2019 sagged to 3%, its weakest performance since mid-2016. The slowdown was broad-based and included the US, United Kingdom, Canada, China, Turkey, and Poland. In addition, global trade growth retreated, and other key measures of activity also showed weakness.

•

The 2019 second-quarter collapse in developed-market government bond yields seemingly confirmed a trend of mounting economic disappointment where growth and inflation simply remain too low. As the G3 (United States, European Union, and Japan) rate markets fell for the third consecutive quarter and pointed to the need for more central bank accommodation, the actual tipping points for the G3 institutions varied: The European Central Bank (ECB) was struck by the market’s drop in inflation expectations, while the Fed and Bank of Japan (BOJ) moved to easing biases as US-China trade tensions flared. Although no G3 central bank actually moved rates, the ECB and the Fed

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certainly appeared poised to act over the balance of the year, if not in the third quarter. While US-China trade tensions led to a pronounced hiccup in the risk markets in May 2019, these markets recovered by quarter-end, leaving returns for equities and riskier fixed income sectors in positive territory and even stronger year to date thanks to a banner first quarter. The return bounty certainly belied what many considered to be low levels of yields and spreads at the beginning of the year.

•

Positive total returns continued to accrue across the fixed income sectors in the third quarter, leading to some eye-popping double-digit gains in 2019 through the end of the reporting period. Yet, if bonds have managed to thrive in the current environment of economic and policy uncertainty, one only needs to recall a year earlier—the fourth quarter of 2018—for a reminder of how quickly market sentiment can change. Developed-market rates took another leg down in the third quarter of 2019 as central banks collectively eased policies to counter signs of mounting global economic weakness and uncertainty. It was the second consecutive quarter of double-digit basis point declines for US and German 10-year yields (down 35 bps and 25 bps to 1.67% and –0.57%, respectively), while the Japanese 10-year yield also fell deeper into negative territory (down 10 bps to –0.22%).

•

In October 2019, the trend of global monetary easing continued unabated, while some of the downside risks to the global outlook seemed to have lessened. In particular, risks of a hard Brexit seemed on the decline, and there seemed to be some intention for reaching some kind of an interim deal in the US-China trade war, although many of the more complex issues seemed to be excluded from the discussions. Although the global manufacturing sector and trade volumes remained in the doldrums, continued (albeit easing) resilience in the service sector prevented a sharper deceleration in global growth. Case in point: US real GDP growth eased only a tad to 1.9% in the third quarter (year over year), and euro-area growth came in at 1.1%, both somewhat better than expected. As was widely expected, the Fed cut its target range for the federal funds rate another 25 bp to 1.50%-1.75% at its meeting on October 29-30, 2019, citing the global backdrop and below-target inflation as reasons for the easing. It was the Fed’s third rate cut in 2019, effectively and quickly unwinding the lion’s share of last year’s 100 bps of hikes. Also as expected, the Fed appeared to shift to a wait-and-see mode, indicating that it will continue to “assess” the appropriate policy path going forward, which is a change from its stance in September that it “will act” as appropriate to sustain the expansion.

What worked?

•

The Fund outperformed the Index over the reporting period, highlighted by strong duration positioning, sector allocation, security selection, and yield curve positioning. Currency selection modestly hurt performance for the period.

PGIM Short Duration Multi-Sector Bond Fund	11

Strategy and Performance Overview (continued)

•

During the period, the Fund’s strategy to manage duration was a significant contributor to performance. Duration is a measure of the interest-rate sensitivity of a bond portfolio or debt securities that is expressed as a number of years. The Fund’s long-duration positioning added to performance as US-dollar (USD) rates were lower during the period. The Fund’s active duration positioning has ranged from 0.1 years short to 0.9 years long during the period, ending it at the longer end of the range at +0.5 years.

•

Sector allocation added value, with overweights to collateralized loan obligations (CLOs), emerging market debt, high yield bonds, and commercial mortgage-backed securities (CMBS) the largest contributors to performance.

•	Strong security selection was highlighted by positioning in sovereign and high yield bonds, non-agency mortgages, and CMBS.

•

Corporate positioning in the building materials & home construction sector and the health care & pharmaceutical sector added value. Within building materials & home construction, overweights to Beazer Homes USA and William Lyon Homes were positive. Contributors in health care & pharmaceutical included an overweight position in Tenet Healthcare. An overweight to Greece was the largest contributor to performance.

•	Also contributing positively was the Fund’s yield curve flattener positioning as the curve flattened over the period.

What didn’t work?

•	Although overall security selection contributed to the Fund’s performance, positioning in Treasuries, interest rate swaps, and emerging market debt limited results.

•

Within corporates, positioning in the foreign non-corporate and upstream-energy sectors detracted from performance. Detractors in foreign non-corporate included overweights to Argentina and the Province of Buenos Aires. Within upstream energy, overweights in Ascent Resources and Cenovus Energy negatively affected performance.

•

The Fund occasionally features a modest notional exposure to non-USD currencies across a diversified basket of currencies in faster-growing emerging and developed countries. The Fund’s foreign-exchange currency market (FX) positioning hurt performance slightly, with positions in the Norwegian krone, euro, and Chinese yuan among the largest detractors. An overweight to the Russian ruble and positioning in the Chilean peso helped to offset some of the losses.

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Did the Fund use derivatives?

The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used interest-rate futures, options, and swaps to help manage duration positioning and yield curve exposure. Over the period, futures and swaps hurt performance while options added value. Credit default swaps and credit default swap index (CDX) positions were used to either add risk exposure to certain issuers or to hedge credit risk imposed by certain issuers. Overall, credit derivative exposure added value during the period. In addition, the Fund traded foreign-exchange derivatives, which had a modestly negative impact on performance over the period.

Current outlook

•

PGIM Fixed Income’s base case assumes that the Fed will pause from adjusting rates for the foreseeable future as the impact of its rate cuts in 2019 continues to filter through the economy and the FOMC takes time to assess developments across the global economy.

•

PGIM Fixed Income maintains its positive view of fundamentals in the credit sectors of fixed income. As of the end of the reporting period, the Fund was overweight structured products, which include CMBS, CLOs, and asset-backed securities (ABS); emerging market debt; and high yield bonds. Within CMBS, PGIM Fixed Income continues to find value in high-quality securities of new-issue conduit deals. In ABS, the Fund is maintaining an up-in-quality focus (with some exceptions) as capital stack/issuer valuations remain compressed. PGIM Fixed Income is constructive on US high yield and continues to like independent power producers and US consumer-related names. PGIM Fixed Income remains cautious on commodities but is looking at unique opportunities in natural gas and health care. Within investment-grade corporates, as we enter the later stage of the credit cycle, PGIM Fixed Income continues to favor better-quality financials and electric utilities over industrials. Government-related sectors, including Treasuries and agency MBS, remain significant underweights as PGIM Fixed Income finds more compelling value in the aforementioned sectors.

PGIM Short Duration Multi-Sector Bond Fund	13

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended October 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

14	Visit our website at pgiminvestments.com

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short Duration Multi-Sector Bond Fund		Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,028.80	0.77%	$3.94
	Hypothetical	$1,000.00	$1,021.32	0.77%	$3.92
Class C	Actual	$1,000.00	$1,024.50	1.60%	$8.16
	Hypothetical	$1,000.00	$1,017.14	1.60%	$8.13
Class Z	Actual	$1,000.00	$1,030.10	0.51%	$2.61
	Hypothetical	$1,000.00	$1,022.63	0.51%	$2.60
Class R6	Actual	$1,000.00	$1,030.70	0.39%	$2.00
	Hypothetical	$1,000.00	$1,023.24	0.39%	$1.99

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2019, and divided by the 365 days in the Fund’s fiscal year ended October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Short Duration Multi-Sector Bond Fund	15

Schedule of Investments

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 97.9%

ASSET-BACKED SECURITIES 23.8%

Automobiles 0.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2016-01A, Class A, 144A	2.990%		06/20/22		200	$202,441
Exeter Automobile Receivables Trust, Series 2017-03A, Class A, 144A	2.050		12/15/21		9	8,700
Ford Credit Auto Owner Trust, Series 2019-01, Class A, 144A	3.520		07/15/30		4,900	5,179,882
Ford Credit Floorplan Master Owner Trust, Series 2018-04, Class A	4.060		11/15/30		3,000	3,330,406
Hertz Vehicle Financing LP, Series 2019-02A, Class A, 144A	3.420		05/25/25		300	311,026
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class B, 144A	2.880		06/15/21		54	54,592
Series 2017-02A, Class E, 144A	4.740		11/14/25		800	813,255
Series 2019-01A, Class A, 144A	3.630		09/14/27		4,000	4,166,553
Series 2019-01A, Class B, 144A	3.950		11/14/28		900	945,759

						15,012,614

Collateralized Loan Obligations 17.3%
AIG CLO Ltd., Series 2019-02, Class A, 144A^	—	(p)	10/25/32		9,000	9,000,000
Allegro CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	3.151	(c)	01/15/30		14,000	13,990,599
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 1.490%)	3.491	(c)	10/15/28		250	249,537
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.534	(c)	07/22/32		5,000	4,998,483
Armada Euro CLO DAC (Ireland),
Series 02A, Class A3, 144A	1.500		11/15/31	EUR	500	557,431
Series 2018-02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.760	(c)	11/15/31	EUR	1,500	1,666,975
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.281	(c)	07/15/29		250	249,696
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.261	(c)	07/16/29		750	749,013

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	17

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Atlas Senior Loan Fund Ltd. (Cayman Islands), (cont’d.)
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	3.301	%(c)	01/16/30		750	$748,603
Aurium CLO DAC (Ireland), Series 04A, Class A2, 144A	1.620		01/16/31	EUR	500	557,835
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.351	(c)	10/15/28		3,000	2,999,594
Battalion CLO Ltd. (Cayman Islands), Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	3.343	(c)	07/18/30		750	748,480
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.251	(c)	07/15/29		750	747,953
Series 2019-18A, Class A, 144A	—	(p)	10/15/32		4,000	3,999,996
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 0.000%)	3.331	(c)	04/13/27		521	520,709
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	3.446	(c)	08/20/32		5,000	4,994,031
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	3.352	(c)	01/17/28		1,000	978,126
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.251	(c)	04/15/29		250	248,753
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	2.972	(c)	04/17/31		2,500	2,475,154
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.286	(c)	01/20/32		6,000	5,994,875
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	3.196	(c)	04/20/31		250	249,106
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.186	(c)	07/20/31		500	497,383
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	3.181	(c)	01/15/30		1,250	1,247,032
Catamaran CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.213	(c)	04/22/30		2,500	2,485,662

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Catamaran CLO Ltd. (Cayman Islands), (cont’d.)
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.403	%(c)	10/18/26		142	$141,697
CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.202	(c)	10/17/31		9,750	9,709,857
CVC Cordatus Loan Fund DAV (Ireland), Series 03A, Class A2RR, 144A	1.750		08/15/32	EUR	2,300	2,580,260
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	3.231	(c)	10/15/29		500	498,512
Series 2015-04A, Class AR, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)	2.993	(c)	04/18/27		6,276	6,268,818
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.221	(c)	07/15/30		750	744,936
Ellington CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.858	(c)	02/15/29		4,000	4,008,835
Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.840% (Cap N/A, Floor 1.840%)	3.841	(c)	04/15/29		12,850	12,892,853
Flatiron CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)	2.891	(c)	04/15/27		1,383	1,381,493
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	3.011	(c)	04/15/31		2,500	2,467,917
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.146	(c)	10/20/31		5,000	4,952,633
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.287	(c)	02/05/31		250	248,050
HPS Loan Management Ltd. (Cayman Islands), Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.486	(c)	07/22/32		5,000	4,981,409
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.970	(c)	04/25/31		3,500	3,439,368
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.214	(c)	10/23/29		1,250	1,244,700

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	19

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	3.436	%(c)	04/20/32		2,250	$2,241,203
Jubilee CLO BV (Netherlands), Series 2016-17A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 2.200%, Floor 1.150%)	1.150	(c)	04/15/31	EUR	3,700	4,122,126
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	3.181	(c)	01/15/31		1,250	1,242,089
Series 18, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	3.273	(c)	07/18/30		750	747,515
Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	3.050	(c)	04/25/31		4,000	3,963,544
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	3.086	(c)	04/21/31		1,350	1,328,278
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	3.286	(c)	02/20/31		1,500	1,486,616
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.786	(c)	02/20/31		1,500	1,473,808
Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	3.211	(c)	01/16/31		1,000	989,023
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	3.121	(c)	07/15/31		5,000	4,934,362
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	3.016	(c)	04/26/31		5,000	4,938,755
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.261	(c)	07/15/30		750	747,826
Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A	—	(p)	10/15/32		4,000	3,999,996
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.246	(c)	10/20/31		8,000	7,942,982
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.186	(c)	10/30/30		1,000	994,746

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands), (cont’d.)
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 0.000%)	3.456	%(c)	01/20/29	1,250	$1,248,512
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	3.546	(c)	07/20/32	5,000	4,999,740
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R2, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.372	(c)	05/21/29	9,000	8,979,649
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2019-03A, Class A1, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.016	(c)	08/20/27	10,000	9,979,752
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.395	(c)	11/14/29	1,000	996,784
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.246	(c)	10/20/31	9,000	8,943,723
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.252	(c)	10/17/30	500	496,972
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	3.115	(c)	07/25/31	500	494,428
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.309	(c)	05/07/31	3,000	2,966,410
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	3.171	(c)	07/15/31	3,750	3,703,744
Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	3.428	(c)	08/15/30	500	500,699
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.206	(c)	07/20/30	500	499,324
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	3.006	(c)	01/26/31	1,500	1,481,855
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.184	(c)	10/23/31	7,250	7,191,351
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.256	(c)	10/20/28	2,250	2,247,548
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.220	(c)	07/25/30	1,000	995,698

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	21

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	3.336	%(c)	01/20/32		6,600	$6,562,475
St. Paul’s CLO DAC (Ireland), Series 02A, Class ARRR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750	(c)	10/15/30	EUR	7,500	8,364,750
St. Paul’s CLO DAC (Netherlands), Series 07A, Class B2R, 144A	2.400		04/30/30	EUR	1,000	1,114,566
TCW CLO Ltd. (Cayman Islands),
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.158	(c)	02/15/29		5,000	4,984,497
Series 2019-02A, Class A1A, 144A	—	(p)	10/20/32		6,000	6,000,000
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.302	(c)	07/17/26		241	240,427
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.242	(c)	01/17/30		1,500	1,489,316
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.401	(c)	07/15/27		2,000	1,977,507
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	3.150	(c)	01/25/31		1,000	989,223
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.540	(c)	01/25/31		750	735,145
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.501	(c)	04/15/29		1,500	1,476,415
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	3.261	(c)	01/15/32		3,250	3,242,766
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	2.881	(c)	07/15/27		240	239,200
Voya CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	3.211	(c)	10/15/30		2,250	2,240,449
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.216	(c)	10/20/29		1,000	997,521
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	3.152	(c)	01/17/31		1,000	989,047
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.102	(c)	07/17/31		5,000	4,926,499

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.166	%(c)	10/20/31	3,000	$2,969,241
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.216	(c)	01/20/32	2,750	2,727,541
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	3.527	(c)	07/20/32	5,000	4,984,445
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	3.103	(c)	01/22/31	750	745,080
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	3.516	(c)	07/22/32	5,000	4,987,178
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	3.371	(c)	07/15/29	1,000	993,449
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	3.291	(c)	04/15/30	750	740,086
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	3.166	(c)	07/20/31	5,000	4,908,056

					283,020,301

Consumer Loans 1.2%
Lendmark Funding Trust,
Series 2017-02A, Class C, 144A	4.330		05/20/26	1,000	1,001,656
Series 2018-01A, Class A, 144A	3.810		12/21/26	1,800	1,832,906
Series 2018-02A, Class A, 144A	4.230		04/20/27	1,100	1,134,754
Series 2019-01A, Class A, 144A	3.000		12/20/27	2,500	2,517,271
Series 2019-02A, Class A, 144A	2.780		04/20/28	1,400	1,399,632
Mariner Finance Issuance Trust, Series 2019-AA, Class A, 144A	2.960		07/20/32	800	810,588
OneMain Financial Issuance Trust,
Series 2016-01A, Class A, 144A	3.660		02/20/29	80	80,405
Series 2017-01A, Class B, 144A	2.790		09/14/32	100	100,186
Series 2017-01A, Class C, 144A	3.350		09/14/32	100	100,580
Series 2018-01A, Class A, 144A	3.300		03/14/29	400	405,795
Oportun Funding LLC,
Series 2017-A, Class A, 144A	3.230		06/08/23	500	500,282
Series 2017-B, Class A, 144A	3.220		10/10/23	800	802,283
Series 2018-A, Class A, 144A	3.610		03/08/24	1,990	2,012,728
Series 2018-B, Class A, 144A	3.910		07/08/24	850	863,335
Series 2018-B, Class B, 144A	4.500		07/08/24	250	254,031
Series 2018-C, Class A, 144A	4.100		10/08/24	1,100	1,127,902

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	23

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)
Oportun Funding LLC, (cont’d.)
Series 2018-C, Class B, 144A	4.590%		10/08/24	500	$512,390
Series 2018-D, Class A, 144A	4.150		12/09/24	800	821,885
Series 2018-D, Class B, 144A	4.830		12/09/24	500	512,444
Series 2019-A, Class A, 144A	3.080		08/08/25	1,700	1,712,881
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	4.673	(c)	02/25/23	440	442,722
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.473	(c)	08/25/25	800	802,774

					19,749,430

Credit Cards 0.1%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960		10/13/30	2,000	2,270,859

Home Equity Loans 0.4%
ABFC Trust, Series 2003-AHL01, Class A1	4.184		03/25/33	71	72,148
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE07, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	2.889	(c)	12/15/33	127	127,723
Bear Stearns Asset-Backed Securities Trust, Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 0.750%)	3.323	(c)	03/25/43	308	310,712
Chase Funding Loan Acquisition Trust, Series 2004-OPT01, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)	2.678	(c)	06/25/34	1,008	999,492
Home Equity Asset Trust, Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.720%)	2.903	(c)	04/25/34	456	459,322
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	2.843	(c)	10/25/33	173	172,478
Morgan Stanley ABS Capital, Inc. Trust, Series 2003-HE03, Class A3, 1 Month LIBOR + 1.040% (Cap N/A, Floor 0.520%)	2.863	(c)	10/25/33	1,055	1,066,895

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-06, Class A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)	2.483	%(c)	11/25/33	1,010	$1,001,904
RAMP Trust, Series 2005-EFC03, Class M5, 1 Month LIBOR + 0.640% (Cap 14.000%, Floor 0.640%)	2.463	(c)	08/25/35	1,400	1,411,332

					5,622,006

Other 0.4%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	4.173	(c)	04/25/23	1,420	1,403,791
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	4.623	(c)	06/25/24	5,150	5,147,785

					6,551,576

Residential Mortgage-Backed Securities 1.5%
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.173	(c)	10/25/37	632	639,213
Countrywide Asset-Backed Certificates, Series 2003-BC02, Class 2A1, 1 Month LIBOR + 0.600% (Cap 13.875%, Floor 0.300%)	2.423	(c)	06/25/33	121	117,189
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)	5.182	(c)	12/26/46	371	372,604
Series 2018-RPL08, Class A1, 144A	4.125	(cc)	07/25/58	1,941	1,958,821
CWABS, Inc., Asset-Backed Certificates Trust, Series 2004-04, Class 1A, 1 Month LIBOR + 0.420%	2.438	(c)	08/25/34	1,045	1,001,784
Legacy Mortgage Asset Trust,
Series 2017-RPL01, Class A, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.794	(c)	01/28/70	227	230,675
Series 2019-GS01, Class A1, 144A	4.000		01/25/59	975	987,019
Series 2019-GS02, Class A1, 144A	3.750		01/25/59	1,194	1,204,857
Series 2019-GS03, Class A1, 144A	3.750		04/25/59	561	567,556
Series 2019-GS04, Class A1, 144A	3.438		05/25/59	1,920	1,936,080
Series 2019-SL01, Class A, 144A	4.000	(cc)	12/28/54	725	732,349

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	25

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250	%(cc)	05/25/62		956	$976,969
Structured Asset Investment Loan Trust,
Series 2003-BC02, Class A3, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	2.523	(c)	04/25/33		128	126,161
Series 2003-BC09, Class 3A3, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	2.523	(c)	08/25/33		15	14,553
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900	(c)	03/16/23	EUR	2,854	3,176,669
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750	(cc)	06/25/57		642	649,162
Series 2017-06, Class A1, 144A	2.750	(cc)	10/25/57		811	818,276
Series 2018-02, Class A1, 144A	3.250	(cc)	03/25/58		2,874	2,937,566
Series 2018-03, Class A1, 144A	3.750	(cc)	05/25/58		3,244	3,370,845
Series 2018-05, Class A1, 144A	3.250	(cc)	07/25/58		779	803,574
Series 2018-06, Class A1A, 144A	3.750	(cc)	03/25/58		1,795	1,859,377

						24,481,299

Student Loans 2.0%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.223	(c)	01/25/41		17	16,473
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000		02/25/43		1,440	1,638,902
Series 2018-C, Class A, 144A	0.000		08/25/43		2,291	2,359,033
Series 2018-D, Class A, 144A	0.000	(cc)	11/25/43		3,938	4,092,134
Series 2019-A, Class R, 144A	0.000		10/25/48		5,500	387,490
Park Avenue Funding Trust, Series 2019-02, Class PT, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.644	(c)	11/27/20		4,760	4,759,934
SLM Student Loan Trust, Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550% (Cap N/A, Floor 0.000%)	0.148	(c)	07/25/39	EUR	2,100	2,268,478
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	—	(p)	12/15/45		8,313	8,608,003
Series 2019-D, Class 1PT, 144A	2.460	(cc)	01/16/46		8,000	8,264,154

						32,394,601

TOTAL ASSET-BACKED SECURITIES (cost $388,824,597)						389,102,686

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOANS 0.2%

Computers 0.0%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.305	%(c)	09/29/25		131	$131,687
Term B USD Loan, 1 Month LIBOR + 3.750%	5.555	(c)	09/30/24		226	225,286

						356,973

Healthcare-Products 0.1%
Ceva Sante Animale SA (United Kingdom), Term Loan, 3 Month EURIBOR + 4.750%	4.750	(c)	04/13/26	EUR	1,075	1,202,373

Mining 0.1%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.536	(c)	02/27/23		1,856	1,855,043

TOTAL BANK LOANS (cost $3,398,209)						3,414,389

CERTIFICATE OF DEPOSIT 0.3%
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.350% (cost $4,991,453)	2.351	(c)	07/12/21		5,000	5,001,645

COMMERCIAL MORTGAGE-BACKED SECURITIES 12.4%
BANK,
Series 2017-BNK05, Class A4	3.131		06/15/60		1,000	1,053,061
Series 2017-BNK06, Class A4	3.254		07/15/60		800	849,156
Series 2018-BN10, Class A4	3.428		02/15/61		4,800	5,154,424
Series 2019-BN17, Class A3	3.456		04/15/52		4,200	4,542,643
Series 2019-BN18, Class A3	3.325		05/15/62		1,800	1,926,847
Series 2019-BN22, Class A3	2.726		11/15/62		1,300	1,328,997
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966		08/10/33		7,425	8,039,673
BBCMS Mortgage Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	3.362	(c)	03/15/37		4,500	4,497,194
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963		01/15/52		5,200	5,808,626
Series 2018-B08, Class A5	4.232		01/15/52		9,400	10,722,541
Series 2019-B10, Class A3	3.455		03/15/62		3,100	3,357,241
BX Commercial Mortgage Trust, Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.000	(c)	10/15/36		2,100	2,102,668

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	27

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BX Commercial Mortgage Trust, (cont’d.)
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	4.300	%(c)	10/15/36	2,100	$2,103,322
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class XCP, IO, 144A	1.361	(cc)	12/15/37	174,020	1,479,953
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248		05/10/50	600	634,619
Series 2017-CD05, Class A3	3.171		08/15/50	800	843,164
Series 2017-CD06, Class A4	3.190		11/13/50	1,650	1,742,116
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A4	3.283		05/10/58	600	630,896
Series 2016-C07, Class A2	3.585		12/10/54	1,800	1,934,290
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575		05/10/47	91	96,014
Series 2016-C02, Class A3	2.575		08/10/49	6,200	6,298,091
Series 2016-C03, Class A3	2.896		11/15/49	700	724,279
Series 2016-GC37, Class A4	3.314		04/10/49	600	635,333
Series 2017-C04, Class A3	3.209		10/12/50	1,150	1,215,920
Series 2017-P07, Class XC, IO	0.326	(cc)	04/14/50	16,000	322,830
Series 2017-P08, Class A3	3.203		09/15/50	1,600	1,687,280
Series 2018-B02, Class A3	3.744		03/10/51	2,900	3,183,625
Series 2018-C06, Class A3	4.145		11/10/51	4,300	4,862,790
Series 2019-GC43, Class A3	2.782		11/10/52	10,000	10,240,220
Series 2019-SMRT, Class D, 144A	4.745	(cc)	01/10/36	400	425,964
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.778	(cc)	11/10/31	300	303,148
Series 2016-CLNE, Class C, 144A	2.778	(cc)	11/10/31	100	99,990
COMM Mortgage Trust, Series 2012-CR01, Class XA, IO	1.858	(cc)	05/15/45	1,034	40,257
Commercial Mortgage Trust,
Series 2014-CR15, Class XB, IO, 144A	0.024	(cc)	02/10/47	157,461	137,637
Series 2014-UBS05, Class A4	3.838		09/10/47	400	427,258
Series 2015-CR26, Class A4	3.630		10/10/48	50	53,596
Series 2015-LC21, Class A4	3.708		07/10/48	90	96,689
Series 2015-PC01, Class A5	3.902		07/10/50	1,490	1,607,525
Series 2016-COR01, Class A3	2.826		10/10/49	700	718,571
Series 2016-DC02, Class A5	3.765		02/10/49	275	296,817
Series 2017-COR02, Class A2	3.239		09/10/50	1,725	1,820,387
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.064	(c)	05/15/36	3,300	3,312,411
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795	(cc)	12/15/49	3,407	3,695,623
Series 2017-LSTK, Class B, 144A	3.030		04/05/33	500	501,818

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse Mortgage Trust, (cont’d.)
Series 2017-LSTK, Class C, 144A	3.229%		04/05/33	300	$300,258
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4	3.718		08/15/48	1,700	1,821,406
Series 2018-CX12, Class A3	3.959		08/15/51	1,900	2,108,281
Series 2019-C15, Class A3	3.779		03/15/52	6,000	6,581,502
DBJPM Mortgage Trust,
Series 2016-C03, Class A4	2.632		08/10/49	400	407,812
Series 2017-C06, Class A4	3.071		06/10/50	600	627,964
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808	(cc)	12/10/36	200	209,544
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555	(cc)	09/10/35	250	263,031
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	0.880	(cc)	01/25/20	3,737	76
Series K007, Class X1, IO	1.030	(cc)	04/25/20	4,295	7,492
Series K008, Class X1, IO	1.480	(cc)	06/25/20	1,071	5,864
Series K018, Class X1, IO	1.306	(cc)	01/25/22	2,796	62,374
Series K020, Class X1, IO	1.393	(cc)	05/25/22	1,758	52,558
Series K025, Class X1, IO	0.823	(cc)	10/25/22	6,223	133,700
Series K069, Class X1, IO	0.365	(cc)	09/25/27	6,866	183,403
Series K090, Class X1, IO	0.705	(cc)	02/25/29	16,194	958,621
Series K093, Class X1, IO	0.952	(cc)	05/25/29	13,192	1,021,738
Series K097, Class X1, IO	1.090	(cc)	07/25/29	17,999	1,639,067
Series K1513, Class X1, IO	0.999	(cc)	08/25/34	11,300	1,032,865
Series K735, Class X1, IO	0.965	(cc)	05/25/26	8,998	500,208
Series Q001, Class XA, IO	2.234	(cc)	02/25/32	15,354	2,080,294
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.436	(cc)	04/10/47	15,000	279,222
Series 2017-GS06, Class A2	3.164		05/10/50	700	736,668
Series 2017-GS07, Class A3	3.167		08/10/50	1,180	1,236,019
Series 2017-GS08, Class A3	3.205		11/10/50	1,400	1,474,236
Series 2019-GC38, Class A3	3.703		02/10/52	6,400	7,037,837
IMT Trust,
Series 2017-APTS, Class AFX, 144A	3.478		06/15/34	140	147,043
Series 2017-APTS, Class XFLC, IO, 144A	—	(p)	06/15/34	205,315	452
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672		11/15/47	1,400	1,495,990
Series 2015-C29, Class A4	3.611		05/15/48	1,890	2,020,687
Series 2015-C31, Class A3	3.801		08/15/48	1,475	1,596,571
Series 2016-C01, Class A5	3.576		03/15/49	600	643,619
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414		03/15/50	4,350	4,626,928
Series 2017-C07, Class A4	3.147		10/15/50	1,100	1,158,785

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	29

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.613	%(cc)	07/05/31		5,400	$5,664,920
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class A3	2.988		02/15/48		1,025	1,061,419
Series 2016-C29, Class A3	3.058		05/15/49		2,750	2,868,047
Series 2016-C30, Class A4	2.600		09/15/49		6,400	6,512,055
Series 2016-C30, Class A5	2.860		09/15/49		350	361,014
Series 2017-C33, Class A4	3.337		05/15/50		1,200	1,278,202
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540		12/15/48		4,550	4,856,510
Series 2015-UBS08, Class A4	3.809		12/15/48		1,770	1,917,162
Series 2017-H01, Class A4	3.259		06/15/50		600	634,445
Series 2017-HR02, Class A3	3.330		12/15/50		2,000	2,131,358
Series 2018-H04, Class A3	4.043		12/15/51		1,500	1,683,120
Series 2019-H06, Class A3	3.158		06/15/52		1,600	1,686,920
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 144A	3.885		08/15/38		4,750	5,221,911
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 5.000%, Floor 0.000%)	2.299	(c)	01/23/29	GBP	2,000	2,599,508
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225		08/15/50		1,100	1,155,300
Series 2017-C07, Class A3	3.418		12/15/50		2,100	2,239,972
Series 2018-C08, Class A3	3.720		02/15/51		2,700	2,939,653
Series 2018-C10, Class A3	4.048		05/15/51		1,400	1,564,190
Series 2018-C14, Class A3	4.180		12/15/51		3,250	3,672,356
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684		10/15/49		1,500	1,527,870
Series 2017-C39, Class A4	3.157		09/15/50		1,400	1,472,621
Series 2017-C40, Class A3	3.317		10/15/50		350	371,916
Series 2017-RB01, Class A4	3.374		03/15/50		875	931,435
Series 2018-C43, Class XB, IO	0.367	(cc)	03/15/51		51,500	1,564,879
Series 2018-C46, Class XB, IO	0.372	(cc)	08/15/51		104,789	3,249,926

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $192,793,453)						203,174,328

CORPORATE BONDS 26.7%

Advertising 0.0%
National CineMedia LLC, Sr. Sec’d. Notes	6.000		04/15/22		604	610,100

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense 0.4%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.875%		04/15/27	2,750	$2,598,750
Sr. Unsec’d. Notes, 144A(a)	8.750		12/01/21	1,675	1,773,406
Rockwell Collins, Inc., Sr. Unsec’d. Notes	2.800		03/15/22	1,480	1,507,902

					5,880,058

Agriculture 0.0%
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125		05/17/21	100	103,238

Airlines 0.1%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950		07/15/24	99	104,193
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400		04/19/21	1,725	1,750,484
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000		10/11/27	120	129,387

					1,984,064

Auto Manufacturers 1.1%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.411	(c)	04/12/21	230	230,356
Gtd. Notes, 144A	3.100		04/12/21	305	310,261
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A(a)	2.200		05/05/20	210	210,266
Gtd. Notes, 144A	3.100		05/04/20	550	552,875
Gtd. Notes, 144A	3.350		05/04/21	915	932,564
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.350		11/01/22	7,665	7,688,435
General Motors Co., Sr. Unsec’d. Notes	6.600		04/01/36	70	81,221
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	2.862	(c)	04/09/21	720	720,504
Gtd. Notes	3.550		04/09/21	545	553,378
Navistar International Corp., Gtd. Notes, 144A	6.625		11/01/25	445	453,900
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	2.600	(cc)	10/24/25	3,500	3,650,850

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	31

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	3.875%		11/13/20		825	$839,976
Gtd. Notes, 144A	4.000		11/12/21		1,060	1,098,592

						17,323,178

Auto Parts & Equipment 0.2%
Adient US LLC,
Sr. Sec’d. Notes, 144A(a)	7.000		05/15/26		600	631,500
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.625		10/15/22		2,500	2,512,500
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750		04/15/25		495	512,325

						3,656,325

Banks 7.4%
Agence Francaise de Developpement EPIC (France), Sr. Unsec’d. Notes	1.625		01/21/20		1,000	999,236
Banco do Brasil SA (Brazil), Gtd. Notes	3.875		10/10/22		3,440	3,516,540
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes	5.875		04/25/21		2,150	2,171,500
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.121	(c)	04/12/23		200	200,576
Sr. Unsec’d. Notes	3.848		04/12/23		600	627,156
Bank of America Corp.,
Jr. Sub. Notes, Series DD	6.300	(ff)	—	(rr)	40	45,482
Sr. Unsec’d. Notes	3.004	(ff)	12/20/23		447	457,231
Sr. Unsec’d. Notes, GMTN	3.300		01/11/23		125	129,562
Sr. Unsec’d. Notes, GMTN	3.593	(ff)	07/21/28		530	561,876
Sr. Unsec’d. Notes, MTN	3.194	(ff)	07/23/30		1,350	1,391,724
Sr. Unsec’d. Notes, MTN	3.499	(ff)	05/17/22		2,465	2,517,032
Sr. Unsec’d. Notes, MTN	3.824	(ff)	01/20/28		675	726,893
Sr. Unsec’d. Notes, MTN	4.125		01/22/24		250	268,992
Sr. Unsec’d. Notes, MTN	4.271	(ff)	07/23/29		2,325	2,583,347
Sub. Notes, MTN	4.450		03/03/26		6,500	7,124,658
Sub. Notes, Series L, MTN	3.950		04/21/25		300	319,786
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	2.900		03/26/22		815	831,685
Bank of New York Mellon Corp. (The), Jr. Sub. Notes, Series F	4.625	(ff)	—	(rr)	125	129,501

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.375%		01/12/26		200	$214,914
Sr. Unsec’d. Notes, MTN	4.338	(ff)	05/16/24		1,400	1,473,523
BB&T Corp., Jr. Sub. Notes	4.800	(ff)	—	(rr)	1,785	1,819,807
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN(a)	3.800		01/10/24		350	368,853
Sub. Notes, 144A, MTN	4.375		09/28/25		695	747,309
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850		04/01/21		550	557,239
Citibank NA, Sr. Unsec’d. Notes	3.050		05/01/20		3,700	3,716,474
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950	(ff)	—	(rr)	235	240,170
Jr. Sub. Notes, Series R	6.125	(ff)	—	(rr)	105	108,470
Jr. Sub. Notes, Series U	5.000	(ff)	—	(rr)	2,125	2,199,375
Sr. Unsec’d. Notes	3.200		10/21/26		2,495	2,592,154
Sr. Unsec’d. Notes	3.520	(ff)	10/27/28		990	1,043,244
Sub. Notes	4.400		06/10/25		210	227,664
Sub. Notes	4.450		09/29/27		6,500	7,156,405
Sub. Notes	4.600		03/09/26		165	181,480
Sub. Notes	4.750		05/18/46		455	536,562
Corp. Financiera de Desarrollo SA (Peru), Sr. Unsec’d. Notes	4.750		02/08/22		500	522,250
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.450		04/16/21		250	254,567
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	3.577	(c)	02/04/21		1,150	1,146,341
Sr. Unsec’d. Notes	4.250		02/04/21		1,545	1,575,437
Sr. Unsec’d. Notes, GMTN	3.375		05/12/21		315	318,263
Sr. Unsec’d. Notes, Series D	5.000		02/14/22		750	782,688
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125		09/06/23		1,000	1,040,558
Gov’t. Gtd. Notes, EMTN	2.750		09/16/25		2,000	2,080,692
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes	1.875		01/29/20		500	499,959
Gov’t. Liquid Gtd. Notes	2.250		02/18/20		250	250,236
Gov’t. Liquid Gtd. Notes, 144A	1.625		10/16/24		500	494,134
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250		09/26/23		750	789,357
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375	(ff)	—	(rr)	175	177,550

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	33

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	3.500%		01/23/25		515	$538,344
Sr. Unsec’d. Notes	3.850		01/26/27		800	852,609
Sr. Unsec’d. Notes(a)	4.223	(ff)	05/01/29		1,345	1,471,627
Sr. Unsec’d. Notes, EMTN	2.000		11/26/22		2,000	1,979,645
Sr. Unsec’d. Notes, EMTN	2.500		05/31/24		2,244	2,321,316
Sr. Unsec’d. Notes, MTN(a)	2.905	(ff)	07/24/23		1,400	1,422,713
Sr. Unsec’d. Notes, Series D, MTN	6.000		06/15/20		755	773,624
Sub. Notes	5.150		05/22/45		125	150,060
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.724	(c)	05/18/21		1,125	1,126,114
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%	4.342	(c)	03/08/21		200	204,749
ING Groep NV (Netherlands), Sr. Unsec’d. Notes(a)	3.550		04/09/24		600	628,611
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000	(ff)	—	(rr)	1,515	1,573,146
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.406	(c)	—	(rr)	97	97,582
Jr. Sub. Notes, Series X	6.100	(ff)	—	(rr)	125	137,227
Sr. Unsec’d. Notes	3.509	(ff)	01/23/29		375	396,480
Sr. Unsec’d. Notes	3.625		05/13/24		350	372,261
Sr. Unsec’d. Notes	3.782	(ff)	02/01/28		4,500	4,839,301
Sr. Unsec’d. Notes	3.964	(ff)	11/15/48		845	950,962
Sr. Unsec’d. Notes	4.005	(ff)	04/23/29		1,550	1,697,309
Sr. Unsec’d. Notes(a)	4.452	(ff)	12/05/29		6,920	7,840,955
Sub. Notes	4.250		10/01/27		215	236,785
JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086	(ff)	04/26/21		3,000	3,015,745
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100		03/24/21		400	416,452
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800		01/13/20		375	377,762
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750		01/11/27		800	846,171
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Gov’t. Gtd. Notes	6.250		10/21/20		3,970	4,115,540
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.761		07/26/23		1,930	2,033,020
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	5.611	(c)	—	(rr)	75	75,450
Sr. Unsec’d. Notes, GMTN	3.750		02/25/23		390	409,923
Sr. Unsec’d. Notes, GMTN	3.772	(ff)	01/24/29		4,280	4,580,196

See Notes to Financial Statements.

34

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, GMTN	4.431	%(ff)	01/23/30	1,150	$1,290,868
Sr. Unsec’d. Notes, MTN	3.591	(ff)	07/22/28	640	676,477
Sub. Notes, GMTN	4.350		09/08/26	5,505	5,998,461
PNC Bank NA, Sub. Notes	4.200		11/01/25	350	386,079
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	3.200		04/30/21	6,926	7,061,469
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375		03/16/20	240	240,299
State Bank of India (India), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%	2.993	(c)	04/06/20	1,000	1,001,366
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes, 3 Month LIBOR + 0.350%	2.352	(c)	01/17/20	1,325	1,326,236
UBS Group AG (Switzerland), Gtd. Notes, 144A	3.000		04/15/21	390	395,784
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500		03/04/21	75	75,513

					121,652,683

Beverages 0.1%
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750		01/31/27	200	211,002
Keurig Dr. Pepper, Inc., Gtd. Notes	3.551		05/25/21	615	629,186

					840,188

Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	3.875		11/15/21	250	258,524
Celgene Corp., Sr. Unsec’d. Notes	4.550		02/20/48	1,040	1,264,104

					1,522,628

Building Materials 0.2%
Griffon Corp., Gtd. Notes	5.250		03/01/22	250	251,250
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.656	(c)	12/20/19	1,015	1,015,211

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	35

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
U.S. Concrete, Inc., Gtd. Notes	6.375%	06/01/24		1,000	$1,040,920
Vulcan Materials Co., Sr. Unsec’d. Notes	4.700	03/01/48		995	1,113,530

					3,420,911

Chemicals 0.8%
Braskem Finance Ltd. (Brazil), Gtd. Notes	5.375	05/02/22		200	211,502
Chemours Co. (The), Gtd. Notes(a)	7.000	05/15/25		1,910	1,843,150
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	1.750	06/14/22	EUR	390	447,773
Gtd. Notes	3.500	07/19/22		3,460	3,513,049
Gtd. Notes	4.125	03/14/21		1,000	1,016,560
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125	11/15/21		100	103,639
DuPont de Nemours, Inc., Sr. Unsec’d. Notes	3.766	11/15/20		435	442,919
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000	11/15/21		350	373,651
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875	06/01/24		1,800	1,827,000
Orbia Advance Corp. SAB de CV (Mexico), Gtd. Notes, 144A	4.875	09/19/22		290	304,140
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		600	618,000
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24		1,000	1,078,474
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		85	89,862
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		525	556,500

					12,426,219

Commercial Services 0.7%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	2.241	02/16/21		1,400	1,398,860
Sr. Unsec’d. Notes	2.849	03/03/22		2,000	2,022,710
Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118		785	1,082,257

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Loxam SAS (France),
Sr. Sec’d. Notes, 144A	2.875%	04/15/26	EUR	700	$765,096
Sr. Sub. Notes, 144A	4.500	04/15/27	EUR	800	823,091
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000	04/15/22		2,450	2,462,299
United Rentals North America, Inc., Gtd. Notes	4.625	10/15/25		2,100	2,144,625
University of Notre Dame du Lac, Unsec’d. Notes	3.394	02/15/48		400	437,589

					11,136,527

Computers 0.7%
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875	06/15/21		1,776	1,803,315
EMC Corp., Sr. Unsec’d. Notes	2.650	06/01/20		300	300,000
IBM Credit LLC,
Sr. Unsec’d. Notes	2.650	02/05/21		5,000	5,044,274
Sr. Unsec’d. Notes	3.450	11/30/20		4,240	4,314,999

					11,462,588

Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes(a)	5.625	09/01/25		1,522	1,600,003

Diversified Financial Services 1.3%
American Express Co., Sr. Unsec’d. Notes	3.375	05/17/21		3,280	3,349,885
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A(a)	5.500	01/15/23		1,150	1,240,965
BOC Aviation Ltd. (Singapore), Sr. Unsec’d. Notes, EMTN	2.375	09/15/21		1,303	1,292,849
Capital One Financial Corp., Sr. Unsec’d. Notes	3.450	04/30/21		3,445	3,516,512
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A	3.150	07/24/24		2,000	2,123,522
Gtd. Notes, 144A	4.400	11/25/19		3,925	3,930,703
CPPIB Capital, Inc. (Canada), Gov’t. Gtd. Notes, 144A, MTN	2.750	11/02/27		250	265,543

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	37

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Credit Suisse International (United Kingdom), Sub. Notes, Series E^	2.104	%(s)	12/15/20	861	$850,387
Discover Financial Services, Sr. Unsec’d. Notes	5.200		04/27/22	400	429,183
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.500		10/18/23	100	109,379
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(a)	8.125		07/15/23	1,075	1,139,500
Gtd. Notes, 144A	9.125		07/15/26	1,400	1,533,000
Navient Solutions LLC, Sr. Unsec’d. Notes	3.153	(s)	10/03/22	1,515	1,427,773
Ontario Teachers’ Finance Trust (Canada),
Gov’t. Gtd. Notes, 144A	2.125		09/19/22	250	252,656
Gov’t. Gtd. Notes, 144A	2.750		04/16/21	250	253,519
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650		02/16/21	200	202,445

					21,917,821

Electric 1.8%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	5.875		12/13/21	4,200	4,480,056
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000		06/25/22	825	849,346
Calpine Corp.,
Sr. Sec’d. Notes, 144A	6.000		01/15/22	1,321	1,322,849
Sr. Unsec’d. Notes(a)	5.500		02/01/24	1,000	1,002,500
Sr. Unsec’d. Notes	5.750		01/15/25	1,525	1,563,125
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series C	4.300		12/01/56	25	28,309
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875		05/25/22	515	521,703
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350		08/10/28	425	449,547
Sr. Unsec’d. Notes	5.750		01/26/21	600	603,876
Sr. Unsec’d. Notes, 144A(a)	5.750		01/26/21	2,570	2,586,602
Sr. Unsec’d. Notes, 144A	7.125		02/11/25	475	488,234
FirstEnergy Corp., Sr. Unsec’d. Notes, Series B	3.900		07/15/27	505	543,479
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350		01/15/25	125	135,485

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes	9.400%	02/01/21		503	$548,183
Gov’t. Gtd. Notes, MTN	6.270	01/03/26		80	98,690
Gov’t. Gtd. Notes, MTN	8.400	03/28/25		500	657,664
Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27		1,000	1,398,121
Gov’t. Gtd. Notes, Series HH	8.500	12/01/29		375	581,801
Gov’t. Gtd. Notes, Series HY	8.400	01/15/22		1,084	1,232,845
Gov’t. Gtd. Notes, Series IO	8.050	07/07/24		565	716,844
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	5.000	11/12/24		2,000	2,199,000
Sr. Sec’d. Notes, 144A	9.375	01/28/20		1,265	1,285,480
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		320	347,171
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24		425	458,534
Nova Scotia Power Finance Corp. (Canada), Gov’t. Gtd. Notes	9.400	04/01/21		1,400	1,541,091
NRG Energy, Inc., Gtd. Notes, 144A(a)	5.250	06/15/29		625	670,313
Progress Energy, Inc., Sr. Unsec’d. Notes(a)	4.400	01/15/21		300	306,796
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48		580	606,830
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN	2.250	05/04/20		2,000	1,999,913
Gtd. Notes, EMTN	2.750	05/04/22		250	252,541

					29,476,928

Engineering & Construction 0.1%
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	186,873
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26		620	633,950

					820,823

Entertainment 0.4%
Codere Finance 2 Luxembourg SA (Spain), Sr. Sec’d. Notes	6.750	11/01/21	EUR	1,600	1,543,325
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.250	02/28/47	GBP	100	131,157
Eldorado Resorts, Inc., Gtd. Notes	7.000	08/01/23		1,000	1,043,750

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	39

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Scientific Games International, Inc.,
Gtd. Notes	6.250%		09/01/20		500	$500,625
Gtd. Notes	6.625		05/15/21		1,400	1,417,500
Gtd. Notes	10.000		12/01/22		822	845,633
Gtd. Notes, 144A	8.250		03/15/26		500	528,750

						6,010,740

Foods 0.4%
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.875		07/15/24		3,000	3,093,750
Kraft Heinz Foods Co.,
Gtd. Notes, 144A	4.625		10/01/39		1,415	1,451,519
Gtd. Notes, 144A	4.875		10/01/49		2,275	2,344,917
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000	(c)	11/30/23	EUR	425	464,522

						7,354,708

Forest Products & Paper 0.0%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400		11/01/20		200	206,695
Inversiones CMPC S.A. Branch (Chile), Gtd. Notes, 144A	4.500		04/25/22		210	217,627

						424,322

Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes(a)	5.625		05/20/24		1,525	1,643,188

Healthcare-Products 0.3%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900		11/30/21		380	387,698
Becton, Dickinson & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.875%	2.979	(c)	12/29/20		1,778	1,778,853
Medtronic Global Holdings SCA,
Gtd. Notes	1.625		03/07/31	EUR	300	370,257
Gtd. Notes	2.250		03/07/39	EUR	300	392,099
Stryker Corp., Sr. Unsec’d. Notes	2.125		11/30/27	EUR	430	546,989

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500%	10/01/39	EUR	800	$865,655
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	550	583,419

					4,924,970

Healthcare-Services 0.7%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,300,702
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A	8.125	06/30/24		100	76,000
HCA, Inc.,
Gtd. Notes	5.375	02/01/25		425	466,969
Gtd. Notes	7.500	02/15/22		200	221,900
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48		800	943,943
MEDNAX, Inc., Gtd. Notes, 144A	5.250	12/01/23		1,450	1,468,125
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes(a)	6.750	06/15/23		2,175	2,305,500
Sr. Unsec’d. Notes(a)	7.000	08/01/25		1,325	1,368,062
Sr. Unsec’d. Notes	8.125	04/01/22		3,000	3,247,500

					11,398,701

Holding Companies-Diversified 0.1%
CK Hutchison International 17 Ltd. (United Kingdom), Gtd. Notes, 144A	2.875	04/05/22		1,000	1,010,888

Home Builders 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22		3,865	3,927,806
KB Home, Gtd. Notes	7.000	12/15/21		325	349,375
M/I Homes, Inc.,
Gtd. Notes	5.625	08/01/25		1,885	1,960,400
Gtd. Notes	6.750	01/15/21		875	883,916
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.500	10/01/25		3,000	3,172,500
Sr. Unsec’d. Notes, 144A	6.875	12/15/23		1,500	1,554,375

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	41

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	750	$838,125
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	1,600	1,515,000
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	1,325	1,479,628
TRI Pointe Group, Inc., Gtd. Notes(a)	4.875	07/01/21	350	359,625
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	500	508,750
Gtd. Notes(a)	6.000	09/01/23	1,050	1,086,750
Gtd. Notes	7.000	08/15/22	286	286,715

				17,922,965

Home Furnishings 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes	4.700	06/01/22	100	106,246

Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	06/15/22	100	102,783

Insurance 0.1%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	135	148,766
AXIS Specialty Finance LLC, Gtd. Notes	5.875	06/01/20	250	255,438
Lincoln National Corp., Sr. Unsec’d. Notes	6.250	02/15/20	600	606,816
Markel Corp., Sr. Unsec’d. Notes	4.900	07/01/22	250	267,047

				1,278,067

Iron/Steel 0.1%
ABJA Investment Co. Pte Ltd. (India), Gtd. Notes	4.850	01/31/20	2,200	2,200,704

Lodging 0.4%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/21	2,700	2,757,375

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	100	$103,053
MGM Resorts International, Gtd. Notes	6.000	03/15/23	1,375	1,516,377
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25	300	330,795
Studio City Co., Ltd. (Macau),
Sr. Sec’d. Notes	5.875	11/30/19	2,200	2,206,798
Sr. Sec’d. Notes, 144A	7.250	11/30/21	200	205,040

				7,119,438

Machinery-Diversified 0.0%
CNH Industrial Capital LLC,
Gtd. Notes(a)	4.375	11/06/20	200	204,048
Gtd. Notes	4.875	04/01/21	75	77,422
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	100	105,083

				386,553

Media 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.250	09/30/22	913	925,554
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	2,500	2,559,375
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	85	93,463
Sr. Sec’d. Notes	6.384	10/23/35	60	73,728
Sr. Sec’d. Notes	6.484	10/23/45	70	86,019
Sr. Sec’d. Notes	6.834	10/23/55	20	25,474
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A(a)	9.250	02/15/24	617	678,700
Comcast Corp., Gtd. Notes(a)	4.250	10/15/30	335	386,058
CSC Holdings LLC, Gtd. Notes, 144A(a)	5.375	07/15/23	1,425	1,460,596
Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Sec’d. Notes, 144A(a)	5.375	08/15/26	1,400	1,461,250
DISH DBS Corp., Gtd. Notes	5.125	05/01/20	1,500	1,515,000

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	43

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%		09/15/22		324	$328,050
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.875		01/15/27	GBP	1,275	1,709,376

						11,302,643

Miscellaneous Manufacturing 0.0%
Textron, Inc., Sr. Unsec’d. Notes	3.650		03/01/21		25	25,466

Multi-National 1.4%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN, 6 Month LIBOR + 0.650%^	2.020	(c)	02/01/27		3,000	2,934,000
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820		06/16/28		3,000	3,890,893
Sr. Unsec’d. Notes	6.375		10/01/28		1,080	1,459,833
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125		09/27/21		865	861,506
Sr. Unsec’d. Notes	2.750		01/06/23		800	810,416
Sr. Unsec’d. Notes	3.250		02/11/22		1,000	1,018,990
Sr. Unsec’d. Notes	4.375		06/15/22		1,100	1,157,530
Inter-American Development Bank (Supranational Bank),
Notes	6.800		10/15/25		500	631,657
Sr. Unsec’d. Notes	7.000		06/15/25		1,000	1,261,701
Unsec’d. Notes	6.950		08/01/26		500	649,026
Unsec’d. Notes, MTN	6.750		07/15/27		1,895	2,501,437
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400		10/26/22		3,000	3,036,428
Sr. Unsec’d. Notes	4.375		02/11/20		2,600	2,616,467

						22,829,884

Oil & Gas 1.6%
Antero Resources Corp.,
Gtd. Notes	5.125		12/01/22		750	561,563
Gtd. Notes	5.375		11/01/21		2,775	2,476,687

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000%	11/01/26		100	$76,500
Sr. Unsec’d. Notes, 144A	10.000	04/01/22		1,250	1,182,875
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.400	06/15/47		1,332	1,490,172
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24		425	443,594
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000	05/09/23		200	202,901
CNX Resources Corp., Gtd. Notes	5.875	04/15/22		1,010	987,275
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47		350	395,074
Helmerich & Payne, Inc., Gtd. Notes	4.650	03/15/25		300	327,735
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25		200	218,236
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		200	218,192
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000	03/31/24		1,400	1,315,020
Occidental Petroleum Corp., Sr. Unsec’d. Notes	7.500	05/01/31		250	327,120
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	05/03/22		400	421,753
Petrobras Global Finance BV (Brazil),
Gtd. Notes	4.750	01/14/25	EUR	180	233,356
Gtd. Notes	5.750	02/01/29		300	333,855
Gtd. Notes	6.625	01/16/34	GBP	1,575	2,426,422
Gtd. Notes	6.900	03/19/49		200	232,460
Gtd. Notes	7.375	01/17/27		50	60,550
Gtd. Notes, 144A	5.093	01/15/30		95	100,748
Gtd. Notes, EMTN	6.250	12/14/26	GBP	900	1,378,576
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	100	115,848
Gtd. Notes	6.350	02/12/48		686	655,988
Gtd. Notes	6.500	03/13/27		175	185,500
Gtd. Notes	6.500	01/23/29		200	208,600
Gtd. Notes, 144A(a)	6.490	01/23/27		3,133	3,344,477
Gtd. Notes, 144A	7.690	01/23/50		215	234,436
Gtd. Notes, EMTN	2.500	08/21/21	EUR	1,100	1,260,494
Gtd. Notes, EMTN	2.750	04/21/27	EUR	200	207,446

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	45

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes, EMTN	4.875%		02/21/28	EUR	500	$587,624
Gtd. Notes, MTN	6.750		09/21/47		789	786,949
Range Resources Corp., Gtd. Notes	5.875		07/01/22		1,400	1,330,000
Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes	4.375		10/17/23		1,220	1,303,333
Sinopec Group Overseas Development 2017 Ltd. (China), Gtd. Notes, 144A	2.250		09/13/20		780	778,963
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500		03/23/21		30	27,375

						26,437,697

Packaging & Containers 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750		10/15/20		3,151	3,161,439

Pharmaceuticals 1.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600		05/14/25		95	99,503
Sr. Unsec’d. Notes	4.500		05/14/35		150	161,562
Allergan Funding SCS, Gtd. Notes	4.550		03/15/35		165	176,786
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(a)	6.125		04/15/25		1,275	1,323,609
Gtd. Notes, 144A(a)	7.000		01/15/28		425	458,469
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	2.736	(c)	06/25/21		665	666,753
Gtd. Notes, 144A	3.500		06/25/21		300	306,017
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	4.125		06/15/39		475	542,327
Sr. Unsec’d. Notes, 144A	4.250		10/26/49		1,555	1,821,408
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	3.200		03/15/23		1,215	1,245,096
Cigna Corp.,
Gtd. Notes	4.375		10/15/28		1,630	1,796,760
Gtd. Notes, 144A	4.500		03/15/21		100	102,543

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes(a)	3.350%	03/09/21	3,452	$3,513,216
Sr. Unsec’d. Notes	5.125	07/20/45	70	80,410
McKesson Corp., Sr. Unsec’d. Notes	3.650	11/30/20	3,110	3,163,468
Mylan, Inc., Gtd. Notes(a)	4.550	04/15/28	1,240	1,328,186
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400	09/23/21	2,505	2,519,439
Gtd. Notes	3.200	09/23/26	925	956,406
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	4.000	11/26/21	850	881,198

				21,143,156

Pipelines 0.2%
Energy Transfer Operating LP, Gtd. Notes	5.300	04/15/47	110	116,398
Enterprise Products Operating LLC, Gtd. Notes	3.900	02/15/24	250	266,310
Kinder Morgan Energy Partners LP,
Gtd. Notes	3.950	09/01/22	372	387,847
Gtd. Notes	6.500	04/01/20	50	50,869
MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	20	21,428
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375	08/15/22	125	129,782
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	385	416,541
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes(a)	2.850	01/31/23	350	351,572
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A(a)	5.500	09/15/24	575	559,187
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	225	238,840
Sr. Unsec’d. Notes	4.300	03/04/24	325	345,558
Sr. Unsec’d. Notes	4.500	11/15/23	345	368,804

				3,253,136

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	47

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail 0.7%
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	2.702	%(c)	04/17/20		500	$500,075
Golden Nugget, Inc.,
Gtd. Notes, 144A(a)	8.750		10/01/25		1,873	1,971,332
Sr. Unsec’d. Notes, 144A	6.750		10/15/24		250	257,525
L Brands, Inc.,
Gtd. Notes(a)	5.625		10/15/23		2,019	2,142,664
Gtd. Notes	6.625		04/01/21		400	419,000
Michaels Stores, Inc., Gtd. Notes, 144A(a)	8.000		07/15/27		950	937,840
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875		06/01/25		42	41,370
Rite Aid Corp., Gtd. Notes, 144A	6.125		04/01/23		500	425,650
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625		12/01/25		2,900	2,994,250
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875		03/01/27		1,395	1,443,825

						11,133,531

Semiconductors 0.3%
Broadcom, Inc.,
Gtd. Notes, 144A	3.125		04/15/21		3,005	3,040,880
Gtd. Notes, 144A	3.125		10/15/22		2,310	2,353,610

						5,394,490

Software 0.5%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.750		05/21/23	EUR	500	569,100
Infor US, Inc., Gtd. Notes	6.500		05/15/22		2,750	2,787,812
IQVIA, Inc., Gtd. Notes, 144A	2.250		01/15/28	EUR	1,200	1,367,135
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A	11.375		12/01/21		4,060	4,197,025

						8,921,072

See Notes to Financial Statements.

48

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications 0.9%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	100	$101,177
AT&T, Inc.,
Sr. Unsec’d. Notes	3.800	02/15/27	140	149,807
Sr. Unsec’d. Notes	4.300	02/15/30	350	385,297
Sr. Unsec’d. Notes	4.850	03/01/39	3,765	4,264,725
CenturyLink, Inc.,
Sr. Unsec’d. Notes(a)	5.625	04/01/25	585	616,473
Sr. Unsec’d. Notes, Series S	6.450	06/15/21	500	526,250
Sr. Unsec’d. Notes, Series V	5.625	04/01/20	2,150	2,176,875
CommScope, Inc.,
Gtd. Notes, 144A	5.000	06/15/21	212	212,000
Gtd. Notes, 144A(a)	5.500	06/15/24	1,000	946,250
Qwest Corp., Sr. Unsec’d. Notes	6.750	12/01/21	50	53,963
Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20	4,400	4,455,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A(a)	3.360	03/20/23	200	201,250

				14,089,067

Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450	09/15/21	100	102,686
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34	110	128,787
SNCF Reseau (France), Sr. Unsec’d. Notes, EMTN	2.000	10/13/20	2,000	2,001,112
XPO Logistics, Inc., Gtd. Notes, 144A	6.750	08/15/24	196	211,680

				2,444,265

TOTAL CORPORATE BONDS (cost $424,115,459)				437,854,401

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	49

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS 0.6%

California 0.0%
University of California,
Taxable, Revenue Bonds, Series AP	3.931%		05/15/45	25	$27,603
Taxable, Revenue Bonds, Series J	4.131		05/15/45	25	27,976

					55,579

Illinois 0.4%
Chicago O’Hare International Airport,
Taxable, Revenue Bonds, Series C	4.472		01/01/49	2,465	3,078,169
Taxable, Revenue Bonds, Series C	4.572		01/01/54	640	806,150
State of Illinois,
General Obligation Unlimited, Series A	5.000		10/01/22	635	685,178
General Obligation Unlimited, Series D	5.000		11/01/22	1,685	1,822,783

					6,392,280

New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414		01/01/40	100	160,134

Puerto Rico 0.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-1	5.000		07/01/58	2,135	2,241,323

Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179		09/01/2117	125	154,311

TOTAL MUNICIPAL BONDS (cost $8,064,613)					9,003,627

RESIDENTIAL MORTGAGE-BACKED SECURITIES 8.6%
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	3.523	(c)	10/25/27	81	81,422
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.423	(c)	04/25/28	532	532,921
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	2.773	(c)	08/25/28	216	215,637
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	3.173	(c)	08/25/28	300	300,481
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.423	(c)	08/25/28	300	300,548

See Notes to Financial Statements.

50

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2018-03A, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.023	%(c)	10/25/28	381	$381,457
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.673	(c)	10/25/28	870	869,999
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.273	(c)	04/25/29	940	939,999
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.923	(c)	07/25/29	2,250	2,251,525
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.423	(c)	07/25/29	1,500	1,501,486
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.314	(c)	10/25/29	2,700	2,700,025
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.914	(c)	10/25/29	2,400	2,400,012
BVRT Financing Trust, Series 2019-01, Class F, 144A^	3.996		09/15/21	12,300	12,300,000
Central Park Funding Trust, Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.532	(c)	11/01/23	5,200	5,200,000
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.200	(c)	04/25/24	3,800	3,824,504
CIM Trust, Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.032	(c)	12/25/57	1,736	1,748,947
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.032	(c)	01/25/57	931	950,636
Series 2017-06, Class A1, 144A	3.015	(cc)	06/25/57	2,682	2,698,250
Series 2017-08, Class A1, 144A	3.000	(cc)	12/25/65	725	726,393
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.791	(cc)	09/25/47	52	50,345
Credit Suisse Mortgage Trust, Series 2019-06R, Class 1A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.200	(c)	10/25/46	4,317	4,313,221
Eagle Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.523	(c)	11/25/28	1,235	1,236,991
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.073	(c)	04/25/29	450	449,775
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	3.623	(c)	04/25/29	620	621,516
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)	3.273	(c)	01/25/29	12	12,380

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	51

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae Connecticut Avenue Securities, (cont’d.)
Series 2018-C06, Class 1M2, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.823	%(c)	03/25/31	2,000	$2,003,519
Fannie Mae REMICS,
Series 2012-132, Class KI, IO	3.000		12/25/32	4,487	496,574
Series 2012-144, Class EI, IO	3.000		01/25/28	6,918	486,045
Series 2012-148, Class IC, IO	3.000		01/25/28	10,471	786,922
Series 2013-13, Class IK, IO	2.500		03/25/28	4,406	260,731
Series 2013-49, Class AI, IO	3.000		05/25/33	4,069	437,812
Series 2015-59, Class CI, IO	3.500		08/25/30	7,013	574,334
Series 2016-20, Class DI, IO	3.500		04/25/31	5,959	665,414
Series 2018-24, Class BH	3.500		04/25/48	882	907,544
Series 2018-25, Class AG	3.500		04/25/47	3,094	3,197,910
Freddie Mac REMICS,
Series 4012, Class MJ	3.500		11/15/40	3,199	3,276,040
Series 4046, Class PI, IO	3.000		05/15/27	4,382	303,928
Series 4060, Class IO, IO	3.000		06/15/27	7,861	401,875
Series 4073, Class EI, IO	3.000		02/15/27	11,604	650,384
Series 4131, Class BI, IO	2.500		11/15/27	8,310	534,586
Series 4146, Class KI, IO	3.000		12/15/32	4,670	532,497
Series 4153, Class IO, IO	3.000		01/15/28	11,079	822,024
Series 4182, Class EI, IO	2.500		03/15/28	5,565	371,621
Series 4186, Class JI, IO	3.000		03/15/33	6,477	660,712
Series 4314, Class PD	3.750		07/15/43	3,638	3,810,601
Series 4574, Class AI, IO	3.000		04/15/31	4,320	391,347
Series 4631, Class GP	3.500		03/15/46	4,771	5,020,590
Series 4768, Class DA	4.000		06/15/43	1,394	1,430,626
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)	5.123	(c)	10/25/27	570	605,906
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.473	(c)	01/25/49	260	263,377
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)	2.582	(c)	08/25/60	1,176	1,174,353
Government National Mortgage Assoc.,
Series 2013-47, Class IA, IO	4.000		03/20/43	1,740	276,322
Series 2014-116, Class IT, IO	4.000		08/20/44	1,936	284,072
Series 2016-164, Class IG, IO	4.000		12/20/46	4,352	657,670
Series 2017-045, Class QA	3.000		11/20/42	10,027	10,217,286
Series 2017-163, Class PT	3.000		11/20/47	4,030	4,102,925
Series 2018-05, Class IB, IO	4.000		01/20/48	1,624	290,951

See Notes to Financial Statements.

52

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	1.963	%(c)	01/26/37	60	$60,074
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	1.963	(c)	01/26/37	125	121,638
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.423	(c)	10/25/28	388	387,751
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.473	(c)	05/25/29	790	790,720
JPMorgan Mortgage Trust,
Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	2.768	(c)	04/25/46	503	503,429
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000		06/25/59	886	886,903
Series 2019-PR01, Class A1, 144A	3.858		09/25/59	4,500	4,499,920
LSTAR Securities Investment Trust,
Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.532	(c)	04/01/23	739	737,534
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.532	(c)	04/01/24	872	869,349
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A	3.750	(cc)	03/25/57	680	711,154
MRA Issuance Trust,
Series 2019-03, 144A, 1 Month LIBOR + 1.150%	3.071	(c)	01/31/20	13,100	13,098,285
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A	4.000	(cc)	12/25/57	505	526,308
Series 2018-02A, Class A1, 144A	4.500	(cc)	02/25/58	1,256	1,320,922
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.573	(c)	01/25/48	1,031	1,028,634
Series 2018-RPL01, Class A1, 144A	3.500	(cc)	12/25/57	6,655	6,923,297
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	3.373	(c)	07/25/28	497	497,464
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.223	(c)	07/25/29	1,220	1,221,816
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.304	(c)	11/27/20	4,142	4,141,679
Series 2019-03, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.304	(c)	01/27/21	1,984	1,984,310

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	53

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Permanent Master Issuer PLC (United Kingdom), Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)	2.366	%(c)	07/15/58		2,300	$2,300,304
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.223	(c)	03/25/28		395	395,198
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	4.523	(c)	03/25/28		330	331,602
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.073	(c)	02/25/29		1,350	1,349,284
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.023	(c)	06/25/29		613	612,646
Ripon Mortgages PLC (United Kingdom), Series 01X, Class A2, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)	1.561	(c)	08/20/56	GBP	907	1,172,222
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	2.573	(c)	09/25/48		650	649,898
Series 2018-HRP02, Class M1, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)	2.673	(c)	02/25/47		367	367,060
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	4.277	(cc)	12/25/34		220	222,130
Towd Point Mortgage Funding Vantage PLC (United Kingdom), Series 2016-V1A, Class A1, 144A, 3 Month GBP LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.961	(c)	02/20/54	GBP	181	234,677

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $140,353,318)						140,451,176

SOVEREIGN BONDS 16.8%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500		10/11/22		3,000	3,030,900
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	4.625		01/11/23		650	260,650
Sr. Unsec’d. Notes	5.625		01/26/22		3,470	1,471,315
Sr. Unsec’d. Notes(a)	6.875		04/22/21		2,520	1,134,025
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	351	185,899
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	235	123,113
Sr. Unsec’d. Notes, Series NY	8.280		12/31/33		231	117,984
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477		07/24/23		2,807	2,915,579

See Notes to Financial Statements.

54

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes(a)	5.333%		02/15/28		6,300	$6,693,813
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.000		02/26/24		1,000	1,057,080
Sr. Unsec’d. Notes	4.375		07/12/21		500	516,750
Sr. Unsec’d. Notes	11.750		02/25/20		1,000	1,028,760
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	6.375		03/24/21		200	211,117
Sr. Unsec’d. Notes	6.625		07/14/20		9,300	9,574,722
Sr. Unsec’d. Notes	6.750		11/05/19		10,811	10,813,595
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	7.500		05/06/21		1,667	1,737,517
Sr. Unsec’d. Notes, 144A	6.000		07/19/28		400	442,504
Sr. Unsec’d. Notes, 144A	7.500		05/06/21		100	104,251
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	10.500		03/24/20		387	392,325
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750		04/11/25	EUR	1,045	1,205,563
Sr. Unsec’d. Notes, 144A, MTN	4.750		04/16/26	EUR	690	788,257
Sr. Unsec’d. Notes, 144A, MTN	6.375		04/11/31	EUR	1,210	1,401,807
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, 144A	7.375		12/01/19		3,420	3,420,034
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	2.500		11/01/20		4,715	4,730,371
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950		02/15/26		135	170,714
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	2.375		06/04/25		600	616,288
Hellenic Republic Government Bond (Greece),
Bonds	3.000	(cc)	02/24/23	EUR	7,759	9,536,900
Bonds	3.000	(cc)	02/24/24	EUR	2,282	2,874,005
Bonds	3.000	(cc)	02/24/26	EUR	652	859,248
Bonds	3.000	(cc)	02/24/27	EUR	452	600,435
Bonds	3.000	(cc)	02/24/28	EUR	170	230,156
Bonds	3.000	(cc)	02/24/29	EUR	509	695,306
Bonds	3.000	(cc)	02/24/30	EUR	125	172,016
Bonds	3.000	(cc)	02/24/31	EUR	150	208,768
Bonds	3.000	(cc)	02/24/32	EUR	125	174,963
Bonds	3.000	(cc)	02/24/33	EUR	1,961	2,737,246
Bonds	3.000	(cc)	02/24/34	EUR	294	413,143
Bonds	3.000	(cc)	02/24/35	EUR	308	431,557

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	55

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Hellenic Republic Government Bond (Greece), (cont’d.)
Bonds	3.000	%(cc)	02/24/36	EUR	25	$35,078
Bonds	3.000	(cc)	02/24/37	EUR	95	134,633
Bonds	3.000	(cc)	02/24/38	EUR	1,125	1,603,002
Bonds	3.000	(cc)	02/24/40	EUR	132	189,423
Bonds	3.000	(cc)	02/24/41	EUR	71	102,066
Bonds	3.000	(cc)	02/24/42	EUR	199	288,182
Bonds	3.500		01/30/23	EUR	2,915	3,586,125
Bonds	4.200		01/30/42	EUR	195	297,800
Sr. Unsec’d. Notes, 144A	4.375		08/01/22	EUR	3,000	3,722,113
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200		07/17/34	EUR	470	735,625
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, 144A	2.500		05/28/24		2,500	2,556,771
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375		02/21/23		1,820	1,991,917
Sr. Unsec’d. Notes	5.750		11/22/23		2,200	2,485,560
Sr. Unsec’d. Notes	6.250		01/29/20		4,000	4,036,856
Sr. Unsec’d. Notes	6.375		03/29/21		5,200	5,506,800
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes	5.875		05/11/22		1,359	1,489,489
Sr. Unsec’d. Notes, EMTN	0.500		12/20/22	EUR	965	1,095,530
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.450		09/18/26	EUR	465	536,118
Sr. Unsec’d. Notes	3.375		07/30/25	EUR	650	826,611
Sr. Unsec’d. Notes, 144A, MTN	5.875		01/15/24		1,000	1,126,444
Sr. Unsec’d. Notes, EMTN	2.150		07/18/24	EUR	250	297,175
Sr. Unsec’d. Notes, EMTN	2.625		06/14/23	EUR	3,000	3,589,482
Sr. Unsec’d. Notes, EMTN	2.875		07/08/21	EUR	800	930,082
Sr. Unsec’d. Notes, EMTN	3.750		06/14/28	EUR	750	1,014,644
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes, 144A	5.800		01/15/28		300	288,060
Sr. Unsec’d. Notes, 144A	6.752		03/09/23		800	805,936
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.875		04/20/21		1,000	1,000,244
Gov’t. Gtd. Notes	2.500		06/01/22		600	610,342
Gov’t. Gtd. Notes	2.500		05/23/24		1,000	1,025,780
Gov’t. Gtd. Notes	3.375		10/31/23		800	846,291
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375		09/27/23		600	629,632
Sr. Unsec’d. Notes, 144A, MTN	1.750		09/05/24		800	793,097

See Notes to Financial Statements.

56

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Japan Finance Organization for Municipalities (Japan), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	2.125%	04/13/21		200	$200,468
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		200	203,196
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		400	415,880
Sr. Unsec’d. Notes, 144A, MTN	3.250	04/24/23		400	417,537
Sr. Unsec’d. Notes, EMTN	2.000	09/08/20		1,000	998,994
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		1,400	1,408,957
Sr. Unsec’d. Notes, EMTN	2.625	04/20/22		400	406,391
Japan International Cooperation Agency (Japan), Gov’t. Gtd. Notes	1.875	11/13/19		1,200	1,199,988
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes	2.750	03/20/22		3,000	3,041,976
Latvia Government International Bond (Latvia), Sr. Unsec’d. Notes	5.250	06/16/21		900	943,114
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes	6.125	03/09/21		600	631,938
Sr. Unsec’d. Notes	6.625	02/01/22		6,260	6,895,202
Sr. Unsec’d. Notes	7.375	02/11/20		7,027	7,125,237
Magyar Export-Import Bank Zrt (Hungary), Gov’t. Gtd. Notes	4.000	01/30/20		2,000	2,006,296
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		19,875	22,583,703
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	940	1,436,476
Province of Alberta (Canada),
Sr. Unsec’d. Notes	2.200	07/26/22		250	253,226
Sr. Unsec’d. Notes	3.300	03/15/28		1,800	1,982,715
Province of British Columbia (Canada), Sr. Unsec’d. Notes	6.500	01/15/26		1,800	2,257,961
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.050	11/30/20		1,000	1,002,167
Sr. Unsec’d. Notes	2.125	05/04/22		325	328,140
Sr. Unsec’d. Notes, Series GX(a)	2.600	04/16/24		700	725,453
Province of Nova Scotia (Canada),
Debentures	8.250	07/30/22		1,011	1,171,939
Debentures	8.750	04/01/22		1,800	2,075,264
Debentures	9.250	03/01/20		90	92,048
Province of Ontario (Canada), Sr. Unsec’d. Notes(a)	3.400	10/17/23		550	584,931
Province of Quebec (Canada),
Debentures, Series NJ	7.500	07/15/23		384	460,369
Debentures, Series NN	7.125	02/09/24		2,465	2,986,113
Sr. Unsec’d. Notes	2.750	04/12/27		195	206,425

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	57

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Province of Quebec (Canada), (cont’d.)
Unsec’d. Notes, MTN	7.485	%(cc)	03/02/26		1,040	$1,345,206
Province of Saskatchewan (Canada),
Debentures	8.500		07/15/22		810	942,020
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500		02/15/23		200	67,002
Sr. Unsec’d. Notes, 144A	9.950		06/09/21		1,750	665,018
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	4.817		03/14/49		205	252,113
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.375		10/17/24		700	693,912
Sr. Unsec’d. Notes	6.875		09/27/23		7,220	8,383,315
Sr. Unsec’d. Notes, EMTN	3.444		12/31/24	EUR	935	1,083,634
Sr. Unsec’d. Notes, EMTN	6.000		08/04/28	GBP	2,905	4,829,968
Sr. Unsec’d. Notes, MTN	5.375		06/15/33		1,205	1,448,262
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes	5.000		03/23/22		500	535,330
Sr. Unsec’d. Notes, EMTN	4.200		04/15/20	EUR	1,000	1,136,937
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	5.500		03/09/20		7,681	7,753,969
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN	4.375		08/22/23		3,000	3,204,780
Sr. Unsec’d. Notes, EMTN	6.750		02/07/22		6,414	7,040,083
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	2.000		07/09/39	EUR	475	558,905
Sr. Unsec’d. Notes, 144A, MTN	4.000		04/17/25		375	402,761
Sr. Unsec’d. Notes, EMTN	2.375		10/26/21		6,000	6,010,500
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A	4.750		03/13/28	EUR	240	276,759
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	4.875		02/25/20		1,595	1,607,843
Sr. Unsec’d. Notes	7.250		09/28/21		13,050	14,237,550
Slovakia Government International Bond (Slovakia),
Sr. Unsec’d. Notes	4.375		05/21/22		10,000	10,551,000
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes	5.250		02/18/24		3,014	3,410,817
Sr. Unsec’d. Notes	5.850		05/10/23		2,292	2,590,831
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000		05/17/21		2,400	2,394,152

See Notes to Financial Statements.

58

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Tokyo Metropolitan Government (Japan), (cont’d.)
Sr. Unsec’d. Notes	2.500%		06/08/22	1,000	$1,010,959
Sr. Unsec’d. Notes, 144A	2.500		06/08/22	200	202,192
Sr. Unsec’d. Notes, 144A	2.625		05/29/24	2,000	2,051,083
Sr. Unsec’d. Notes, 144A	3.250		06/01/23	400	416,567
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625		03/30/21	230	234,988
Sr. Unsec’d. Notes	6.250		09/26/22	1,230	1,271,783
Sr. Unsec’d. Notes	7.000		06/05/20	500	510,030
Sr. Unsec’d. Notes	7.500		11/07/19	300	300,000
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750		09/01/20	175	179,638
Sr. Unsec’d. Notes	7.750		09/01/21	195	203,775
Sr. Unsec’d. Notes	7.750		09/01/22	950	1,010,325
Sr. Unsec’d. Notes	8.994		02/01/24	200	222,500
Sr. Unsec’d. Notes, 144A	7.750		09/01/20	895	918,718
Sr. Unsec’d. Notes, 144A	7.750		09/01/21	550	574,750
Sr. Unsec’d. Notes, 144A	7.750		09/01/22	905	962,467
Sr. Unsec’d. Notes, 144A	8.994		02/01/24	400	445,000
ZAR Sovereign Capital Fund Pty Ltd. (South Africa), Sr. Unsec’d. Notes	3.903		06/24/20	2,417	2,425,121

TOTAL SOVEREIGN BONDS (cost $271,474,049)					275,660,251

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.1%
Federal Home Loan Mortgage Corp.(k)	6.750		03/15/31	600	887,000
Federal Home Loan Mortgage Corp., MTN	3.155	(s)	12/11/25	2,735	2,433,366
Federal National Mortgage Assoc.(k)	1.875		09/24/26	1,500	1,521,304
Federal National Mortgage Assoc.	2.000		10/05/22	690	699,055
Federal National Mortgage Assoc.(k)	6.625		11/15/30	605	883,686
Federal National Mortgage Assoc.(k)	7.125		01/15/30	580	857,087
Israel Government, USAID Bond, Gov’t. Gtd. Notes	1.000	(s)	08/15/23	1,170	1,090,275
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.790	(s)	03/15/22	675	645,987
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.115	(s)	05/15/23	136	127,328
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.165	(s)	08/15/25	1,000	892,952
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.180	(s)	11/15/25	800	710,884
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.246	(s)	05/15/26	800	702,904
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.281	(s)	02/15/26	1,500	1,324,656
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.300	(s)	05/15/25	1,800	1,617,768
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.369	(s)	11/15/26	1,500	1,301,419
New Valley Generation V, Pass-Through Certificates	4.929		01/15/21	209	214,642
Overseas Private Investment Corp., Gov’t. Gtd. Notes	2.520		09/15/22	694	699,763
Resolution Funding Corp. Strips Interest, Bonds	2.922	(s)	01/15/28	1,000	846,487

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	59

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.235%		07/15/45	1,000	$1,028,094
Tennessee Valley Authority Generic Strip, Bonds	2.035	(s)	12/15/21	14	13,474

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $17,475,843)					18,498,131

U.S. TREASURY OBLIGATIONS 7.4%
U.S. Treasury Bonds	2.875		11/15/46	1,135	1,296,959
U.S. Treasury Bonds(h)	2.875		05/15/49	465	535,222
U.S. Treasury Bonds(h)(k)	3.000		05/15/45	25,000	29,067,383
U.S. Treasury Bonds	3.000		05/15/47	980	1,146,332
U.S. Treasury Bonds	3.625		08/15/43	855	1,088,822
U.S. Treasury Notes	1.375		10/15/22	3,040	3,027,769
U.S. Treasury Notes(h)	1.500		02/28/23	15,355	15,344,803
U.S. Treasury Notes	1.500		10/31/24	6,135	6,129,488
U.S. Treasury Notes	1.625		10/31/26	1,125	1,126,362
U.S. Treasury Notes	1.625		08/15/29	4,910	4,880,655
U.S. Treasury Notes	1.750		05/15/23	1,960	1,975,083
U.S. Treasury Notes	1.875		01/31/22	4,310	4,341,652
U.S. Treasury Notes	2.000		02/15/25	410	419,225
U.S. Treasury Notes(k)	2.125		09/30/21	9,700	9,801,926
U.S. Treasury Notes(k)	2.125		05/15/25	2,335	2,403,682
U.S. Treasury Notes	2.250		11/15/24	3,590	3,712,004
U.S. Treasury Notes	2.375		08/15/24	2,720	2,824,550
U.S. Treasury Notes(k)	2.500		05/15/24	3,565	3,716,234
U.S. Treasury Notes	2.625		03/31/25	625	659,424
U.S. Treasury Notes(k)	2.750		02/15/28	4,800	5,210,250
U.S. Treasury Notes	2.875		11/15/21	2,000	2,052,891
U.S. Treasury Notes	3.125		11/15/28	5,000	5,607,227
U.S. Treasury Strips Coupon(h)	2.027	(s)	05/15/39	2,515	1,645,374
U.S. Treasury Strips Coupon	2.056	(s)	11/15/38	2,240	1,483,505
U.S. Treasury Strips Coupon	2.058	(s)	02/15/39	2,275	1,499,311
U.S. Treasury Strips Coupon	2.371	(s)	02/15/43	5,000	2,934,063
U.S. Treasury Strips Coupon	2.374	(s)	05/15/43	5,000	2,918,232
U.S. Treasury Strips Coupon	2.394	(s)	11/15/43	4,092	2,358,057
U.S. Treasury Strips Coupon	2.420	(s)	08/15/40	1,500	945,720
U.S. Treasury Strips Coupon	2.763	(s)	08/15/29	100	83,806
U.S. Treasury Strips Coupon	2.857	(s)	05/15/31	100	80,496
U.S. Treasury Strips Coupon	3.019	(s)	11/15/35	200	143,536

TOTAL U.S. TREASURY OBLIGATIONS (cost $117,611,823)					120,460,043

See Notes to Financial Statements.

60

Description	Shares	Value

COMMON STOCK 0.0%

Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia) (cost $23,457)	1,338	$10,664

PREFERRED STOCK 0.0%

Capital Markets
State Street Corp. 5.350% (cost $125,000)	5,000	138,650

TOTAL LONG-TERM INVESTMENTS (cost $1,569,251,274)		1,602,769,991

SHORT-TERM INVESTMENTS 5.7%

AFFILIATED MUTUAL FUNDS 5.7%
PGIM Core Ultra Short Bond Fund(w)	47,195,575	47,195,575
PGIM Institutional Money Market Fund (cost $45,952,245; includes $45,897,352 of cash collateral for securities on loan)(b)(w)	45,949,362	45,958,553

TOTAL AFFILIATED MUTUAL FUNDS (cost $93,147,820)		93,154,128

OPTIONS PURCHASED*~ 0.0% (cost $55,539)		313,599

TOTAL SHORT-TERM INVESTMENTS (cost $93,203,359)		93,467,727

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.6% (cost $1,662,454,633)		1,696,237,718

OPTIONS WRITTEN*~ (0.0)% (premiums received $131,772)		(184,370)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.6% (cost $1,662,322,861)		1,696,053,348
Liabilities in excess of other assets(z) (3.6)%		(58,626,408)

NET ASSETS 100.0%		$1,637,426,940

Below is a list of the abbreviation(s) used in the annual report:

AUD—Australian Dollar

BRL—Brazilian Real

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	61

Schedule of Investments (continued)

as of October 31, 2019

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

BABs—Build America Bonds

BROIS—Brazil Overnight Index Swap

CDS—Credit Default Swap

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage-Backed Index

CMS—Constant Maturity Swap

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

IO—Interest Only (Principal amount represents notional)

LIBOR—London Interbank Offered Rate

M—Monthly payment frequency for swaps

MTN—Medium Term Note

MUNIPSA—Municipal Swap Weekly Yield Index

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

See Notes to Financial Statements.

62

Q—Quarterly payment frequency for swaps

REMICS—Real Estate Mortgage Investment Conduit Security

S—Semiannual payment frequency for swaps

SONIA—Sterling Overnight Index Average

STACR—Structured Agency Credit Risk

Strips—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

USAID—United States Agency for International Development

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $25,084,387 and 1.5% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,852,296; cash collateral of $45,897,352 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of October 31, 2019.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC Morgan Stanley & Co.	11/21/19	0.12%	—	5,200	$1,982
2-Year 10 CMS Curve CAP	Call	International PLC	11/21/19	0.13%	—	3,500	862
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	1,977	22,137
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	4,806	50,373
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	9,540	103,205
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	9,680	109,786
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	1,922	20,130

Total OTC Traded (cost $35,212)							$308,475

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	63

Schedule of Investments (continued)

as of October 31, 2019

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
iTraxx.X0.31.V1, 6/20/24	Put	Citibank, N.A.	12/18/19	4.00%	iTraxx.XO.31.V1(Q)	5.00%(Q)	EUR 9,200	$5,124

(cost $20,327)
Total Options Purchased (cost $55,539)								$313,599

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Hellenic Republic, 3.75%, 01/30/28^	Put	Deutsche Bank AG	09/10/20	87.00	—	EUR 2,000	$—

(premiums received $11,604)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.32.V2, 06/20/24	Put	Citibank, N.A.	01/15/20	$95.00	5.00%(Q)	CDX.NA.HY. 32.V2(Q)		9,200	$(1,904)
CDX.NA.HY.33.V1, 12/20/24	Put	Bank of America, N.A.	11/20/19	$105.00	5.00%(Q)	CDX.NA.HY. 33.V1(Q)		5,000	(4,919)
CDX.NA.IG.33.V1, 12/20/29	Put	Goldman Sachs International	02/19/20	2.25%	1.00%(Q)	CDX.NA.IG. 33.V1(Q)		40,000	(28,304)
iTraxx.EUR.32.V1, 12/20/29	Put	Goldman Sachs International	01/15/20	2.20%	1.00%(Q)	iTraxx.EUR. 32.V1(Q)	EUR	100,000	(38,343)
iTraxx.X0.31.V1, 6/20/24	Put	Citibank, N.A.	06/17/20	4.00%	5.00%(Q)	iTraxx.X0. 31.V1(Q)	EUR	9,200	(110,900)

Total OTC Swaptions (premiums received $120,168)									$(184,370)

Total Options Written (premiums received $131,772)									$(184,370)

See Notes to Financial Statements.

64

Futures contracts outstanding at October 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
3,034	5 Year U.S. Treasury Notes	Dec. 2019	$361,662,296	$(1,129,791)
754	10 Year U.S. Ultra Treasury Notes	Dec. 2019	107,150,472	(1,677,072)

				(2,806,863)

	Short Positions:
77	2 Year U.S. Treasury Notes	Dec. 2019	16,601,320	33,186
77	5 Year Euro-Bobl	Dec. 2019	11,560,910	103,142
83	10 Year Euro-Bund	Dec. 2019	15,899,806	326,535
10	10 Year U.K. Gilt	Dec. 2019	1,720,743	(4,764)
785	10 Year U.S. Treasury Notes	Dec. 2019	102,283,051	144,251
217	20 Year U.S. Treasury Bonds	Dec. 2019	35,018,375	715,105
12	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	2,277,000	27,844
46	Euro Schatz Index	Dec. 2019	5,749,617	12,395

				1,357,694

				$(1,449,169)

Forward foreign currency exchange contracts outstanding at October 31, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/22/20	BNP Paribas S.A.	AUD	455	$313,000	$314,308	$1,308	$—
Expiring 01/22/20	HSBC Bank USA, N.A.	AUD	520	357,000	359,151	2,151	—
Expiring 01/22/20	UBS AG	AUD	595	409,000	410,710	1,710	—
Brazilian Real,
Expiring 11/04/19	BNP Paribas S.A.	BRL	2,994	750,781	746,428	—	(4,353)
Expiring 11/04/19	Citibank, N.A.	BRL	544	133,000	135,485	2,485	—
Expiring 11/04/19	JPMorgan Chase Bank, N.A.	BRL	11,162	2,741,400	2,782,459	41,059	—
Expiring 12/03/19	JPMorgan Chase Bank, N.A.	BRL	452	113,000	112,433	—	(567)
British Pound,
Expiring 01/17/20	Barclays Bank PLC	GBP	836	1,080,530	1,085,407	4,877	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	65

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 01/17/20	Barclays Bank PLC	GBP	362	$467,000	$469,927	$2,927	$—
Expiring 01/17/20	BNP Paribas S.A.	GBP	357	463,000	463,525	525	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	GBP	435	560,000	564,976	4,976	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	GBP	288	371,000	373,816	2,816	—
Canadian Dollar,
Expiring 01/22/20	Barclays Bank PLC	CAD	432	331,000	328,124	—	(2,876)
Expiring 01/22/20	BNP Paribas S.A.	CAD	375	287,000	284,927	—	(2,073)
Expiring 01/22/20	The Toronto-Dominion Bank	CAD	391	299,000	296,949	—	(2,051)
Chilean Peso,
Expiring 12/18/19	Barclays Bank PLC	CLP	209,099	293,000	282,298	—	(10,702)
Expiring 12/18/19	Barclays Bank PLC	CLP	111,399	155,000	150,395	—	(4,605)
Expiring 12/18/19	BNP Paribas S.A.	CLP	421,084	580,530	568,490	—	(12,040)
Expiring 12/18/19	BNP Paribas S.A.	CLP	257,961	356,883	348,263	—	(8,620)
Expiring 12/18/19	BNP Paribas S.A.	CLP	233,136	323,600	314,749	—	(8,851)
Expiring 12/18/19	Goldman Sachs International	CLP	340,960	477,000	460,317	—	(16,683)
Expiring 12/18/19	Goldman Sachs International	CLP	133,986	185,000	180,890	—	(4,110)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	CLP	207,623	287,892	280,305	—	(7,587)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	CLP	175,159	241,000	236,476	—	(4,524)
Expiring 12/18/19	UBS AG	CLP	467,107	645,050	630,625	—	(14,425)
Expiring 12/18/19	UBS AG	CLP	195,739	276,000	264,260	—	(11,740)
Chinese Renminbi,
Expiring 02/14/20	BNP Paribas S.A.	CNH	13,490	1,901,463	1,908,463	7,000	—

See Notes to Financial Statements.

66

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/14/20	BNP Paribas S.A.	CNH	2,536	$358,000	$358,837	$837	$—
Expiring 02/14/20	BNP Paribas S.A.	CNH	2,401	340,000	339,681	—	(319)
Expiring 02/14/20	Citibank, N.A.	CNH	2,123	300,000	300,391	391	—
Expiring 05/14/21	Citibank, N.A.	CNH	11,460	1,642,271	1,600,536	—	(41,735)
Czech Koruna,
Expiring 01/17/20	Citibank, N.A.	CZK	4,789	209,000	209,579	579	—
Expiring 01/17/20	Citibank, N.A.	CZK	4,361	187,000	190,852	3,852	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	CZK	9,339	406,000	408,701	2,701	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	CZK	6,666	285,000	291,728	6,728	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	CZK	5,749	251,000	251,601	601	—
Euro,
Expiring 01/17/20	Barclays Bank PLC	EUR	581	651,000	651,303	303	—
Expiring 01/17/20	Barclays Bank PLC	EUR	565	635,000	634,141	—	(859)
Expiring 01/17/20	Barclays Bank PLC	EUR	481	535,000	539,309	4,309	—
Expiring 01/17/20	Barclays Bank PLC	EUR	193	216,000	216,487	487	—
Hungarian Forint,
Expiring 01/17/20	Citibank, N.A.	HUF	65,571	219,000	223,559	4,559	—
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	HUF	75,035	251,000	255,825	4,825	—
Indian Rupee,
Expiring 12/18/19	Barclays Bank PLC	INR	16,091	226,000	225,118	—	(882)
Expiring 12/18/19	Citibank, N.A.	INR	107,596	1,476,398	1,505,287	28,889	—
Expiring 12/18/19	Citibank, N.A.	INR	21,081	292,000	294,933	2,933	—
Expiring 12/18/19	HSBC Bank USA, N.A.	INR	253,344	3,486,942	3,544,318	57,376	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	67

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 12/18/19	HSBC Bank USA, N.A.	INR	16,175	$227,000	$226,292	$—	$(708)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	INR	25,995	359,000	363,669	4,669	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	INR	24,956	347,000	349,142	2,142	—
Indonesian Rupiah,
Expiring 12/18/19	BNP Paribas S.A.	IDR	3,418,038	243,000	241,435	—	(1,565)
Expiring 12/18/19	Citibank, N.A.	IDR	3,340,752	237,000	235,976	—	(1,024)
Expiring 12/18/19	HSBC Bank USA, N.A.	IDR	11,358,212	805,000	802,293	—	(2,707)
Expiring 12/18/19	HSBC Bank USA, N.A.	IDR	3,212,160	224,000	226,892	2,892	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	IDR	2,896,680	202,000	204,608	2,608	—
Israeli Shekel,
Expiring 12/18/19	Bank of America, N.A.	ILS	1,586	455,000	451,083	—	(3,917)
Expiring 12/18/19	Barclays Bank PLC	ILS	1,290	372,000	366,861	—	(5,139)
Expiring 12/18/19	Barclays Bank PLC	ILS	1,023	292,390	290,947	—	(1,443)
Expiring 12/18/19	Barclays Bank PLC	ILS	1,009	290,000	286,864	—	(3,136)
Expiring 12/18/19	Barclays Bank PLC	ILS	825	238,000	234,530	—	(3,470)
Expiring 12/18/19	Barclays Bank PLC	ILS	611	174,910	173,827	—	(1,083)
Expiring 12/18/19	Citibank, N.A.	ILS	1,637	470,000	465,753	—	(4,247)
Expiring 12/18/19	Citibank, N.A.	ILS	1,479	419,000	420,737	1,737	—
Expiring 12/18/19	Citibank, N.A.	ILS	1,438	412,000	409,098	—	(2,902)
Expiring 12/18/19	Citibank, N.A.	ILS	1,334	379,000	379,479	479	—
Expiring 12/18/19	Citibank, N.A.	ILS	877	250,000	249,370	—	(630)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ILS	2,149	610,373	611,127	754	—

See Notes to Financial Statements.

68

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ILS	1,293	$368,259	$367,849	$—	$(410)
Japanese Yen,
Expiring 01/17/20	Barclays Bank PLC	JPY	41,237	382,000	383,913	1,913	—
Expiring 01/17/20	Barclays Bank PLC	JPY	21,249	197,000	197,832	832	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	JPY	44,253	411,091	411,996	905	—
Mexican Peso,
Expiring 12/18/19	Barclays Bank PLC	MXN	5,219	271,000	269,291	—	(1,709)
Expiring 12/18/19	Barclays Bank PLC	MXN	3,050	157,000	157,370	370	—
Expiring 12/18/19	Citibank, N.A.	MXN	3,133	162,000	161,651	—	(349)
Expiring 12/18/19	Goldman Sachs International	MXN	4,709	242,000	242,970	970	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	MXN	52,935	2,623,330	2,731,369	108,039	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	6,006	311,000	309,907	—	(1,093)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	3,895	196,000	200,990	4,990	—
Expiring 12/18/19	UBS AG	MXN	5,171	268,000	266,827	—	(1,173)
New Taiwanese Dollar,
Expiring 12/18/19	Barclays Bank PLC	TWD	17,250	571,000	569,539	—	(1,461)
Expiring 12/18/19	Barclays Bank PLC	TWD	16,242	536,000	536,256	256	—
Expiring 12/18/19	Credit Suisse International	TWD	19,741	644,000	651,771	7,771	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	56,518	1,845,840	1,866,042	20,202	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	10,162	330,000	335,529	5,529	—
New Zealand Dollar,
Expiring 01/22/20	Barclays Bank PLC	NZD	538	344,000	345,230	1,230	—
Expiring 01/22/20	BNP Paribas S.A.	NZD	481	309,000	308,914	—	(86)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	69

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 01/17/20	Bank of America, N.A.	NOK	26,323	$2,890,832	$2,863,836	$—	$(26,996)
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	NOK	25,019	2,752,543	2,721,957	—	(30,586)
Peruvian Nuevo Sol,
Expiring 12/18/19	Bank of America, N.A.	PEN	1,302	384,000	388,709	4,709	—
Expiring 12/18/19	BNP Paribas S.A.	PEN	8,251	2,441,145	2,463,209	22,064	—
Expiring 12/18/19	BNP Paribas S.A.	PEN	1,706	501,000	509,237	8,237	—
Expiring 12/18/19	BNP Paribas S.A.	PEN	964	285,000	287,640	2,640	—
Expiring 12/18/19	Citibank, N.A.	PEN	930	275,000	277,732	2,732	—
Philippine Peso,
Expiring 12/18/19	Barclays Bank PLC	PHP	30,803	602,100	605,560	3,460	—
Expiring 12/18/19	Credit Suisse International	PHP	18,748	367,000	368,575	1,575	—
Expiring 12/18/19	Goldman Sachs International	PHP	13,488	261,000	265,173	4,173	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PHP	43,099	825,129	847,284	22,155	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	PHP	17,955	344,000	352,983	8,983	—
Polish Zloty,
Expiring 01/17/20	Barclays Bank PLC	PLN	912	238,000	238,897	897	—
Expiring 01/17/20	Citibank, N.A.	PLN	1,269	326,000	332,210	6,210	—
Expiring 01/17/20	Citibank, N.A.	PLN	1,017	262,000	266,448	4,448	—
Expiring 01/17/20	Citibank, N.A.	PLN	732	191,000	191,624	624	—
Expiring 01/17/20	HSBC Bank USA, N.A.	PLN	1,180	307,000	308,924	1,924	—
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	PLN	624	162,000	163,509	1,509	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	PLN	1,259	329,000	329,828	828	—

See Notes to Financial Statements.

70

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 01/17/20	Morgan Stanley & Co. International PLC	PLN	631	$164,000	$165,285	$1,285	$—
Expiring 01/17/20	UBS AG	PLN	695	181,000	182,106	1,106	—
Russian Ruble,
Expiring 12/18/19	Barclays Bank PLC	RUB	14,575	220,000	225,699	5,699	—
Expiring 12/18/19	Barclays Bank PLC	RUB	14,179	218,000	219,561	1,561	—
Expiring 12/18/19	Barclays Bank PLC	RUB	11,823	182,000	183,081	1,081	—
Expiring 12/18/19	Barclays Bank PLC	RUB	11,273	172,000	174,563	2,563	—
Expiring 12/18/19	Barclays Bank PLC	RUB	9,933	150,000	153,810	3,810	—
Expiring 12/18/19	Citibank, N.A.	RUB	20,202	312,000	312,825	825	—
Expiring 12/18/19	Citibank, N.A.	RUB	13,980	209,000	216,479	7,479	—
Expiring 12/18/19	Citibank, N.A.	RUB	10,074	155,000	155,998	998	—
Expiring 12/18/19	Credit Suisse International	RUB	30,301	469,743	469,203	—	(540)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	RUB	138,755	2,042,022	2,148,608	106,586	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	RUB	110,294	1,630,000	1,707,887	77,887	—
Singapore Dollar,
Expiring 12/18/19	Barclays Bank PLC	SGD	586	430,000	430,722	722	—
Expiring 12/18/19	Barclays Bank PLC	SGD	317	230,000	233,096	3,096	—
Expiring 12/18/19	Citibank, N.A.	SGD	951	692,227	699,700	7,473	—
Expiring 12/18/19	Citibank, N.A.	SGD	497	365,000	365,794	794	—
Expiring 12/18/19	Citibank, N.A.	SGD	470	341,000	345,364	4,364	—
Expiring 12/18/19	Goldman Sachs International	SGD	4,176	3,068,000	3,071,140	3,140	—
Expiring 12/18/19	Goldman Sachs International	SGD	399	293,000	293,286	286	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	71

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 12/18/19	HSBC Bank USA, N.A.	SGD	593	$435,000	$435,804	$804	$—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	SGD	708	520,000	520,691	691	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	SGD	686	504,000	504,504	504	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	SGD	453	333,000	333,218	218	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	SGD	393	284,000	288,961	4,961	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	828	602,000	609,056	7,056	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	539	393,000	396,439	3,439	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	433	318,000	318,605	605	—
South African Rand,
Expiring 12/18/19	Barclays Bank PLC	ZAR	1,737	118,000	114,190	—	(3,810)
Expiring 12/18/19	Citibank, N.A.	ZAR	4,574	306,000	300,689	—	(5,311)
Expiring 12/18/19	HSBC Bank USA, N.A.	ZAR	1,640	110,000	107,839	—	(2,161)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ZAR	9,050	595,840	594,975	—	(865)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ZAR	7,432	482,963	488,609	5,646	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ZAR	2,216	151,000	145,670	—	(5,330)
Expiring 12/18/19	The Toronto- Dominion Bank	ZAR	2,198	149,000	144,523	—	(4,477)
Expiring 12/18/19	UBS AG	ZAR	2,658	179,000	174,766	—	(4,234)
South Korean Won,
Expiring 12/18/19	Barclays Bank PLC	KRW	526,579	448,000	450,392	2,392	—
Expiring 12/18/19	BNP Paribas S.A.	KRW	513,864	432,000	439,517	7,517	—
Expiring 12/18/19	BNP Paribas S.A.	KRW	293,238	250,000	250,811	811	—
Expiring 12/18/19	BNP Paribas S.A.	KRW	222,465	190,000	190,278	278	—

See Notes to Financial Statements.

72

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 12/18/19	HSBC Bank USA, N.A.	KRW	874,699	$736,000	$748,145	$12,145	$—
Expiring 12/18/19	HSBC Bank USA, N.A.	KRW	621,429	523,000	531,518	8,518	—
Expiring 12/18/19	HSBC Bank USA, N.A.	KRW	610,970	512,000	522,573	10,573	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	687,988	589,539	588,448	—	(1,091)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	556,312	468,000	475,823	7,823	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	363,909	309,000	311,258	2,258	—
Swedish Krona,
Expiring 01/17/20	Barclays Bank PLC	SEK	4,141	429,000	430,873	1,873	—
Expiring 01/17/20	Barclays Bank PLC	SEK	2,751	286,000	286,201	201	—
Expiring 01/17/20	BNP Paribas S.A.	SEK	2,478	259,000	257,793	—	(1,207)
Swiss Franc,
Expiring 01/17/20	BNP Paribas S.A.	CHF	248	253,000	253,367	367	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	CHF	239	241,000	243,486	2,486	—
Thai Baht,
Expiring 12/18/19	Barclays Bank PLC	THB	10,885	353,000	360,672	7,672	—
Expiring 12/18/19	BNP Paribas S.A.	THB	11,281	371,000	373,808	2,808	—
Expiring 12/18/19	Citibank, N.A.	THB	12,197	399,000	404,168	5,168	—
Expiring 12/18/19	Citibank, N.A.	THB	9,492	310,000	314,529	4,529	—
Expiring 12/18/19	Citibank, N.A.	THB	9,313	304,000	308,593	4,593	—
Expiring 12/18/19	Credit Suisse International	THB	28,919	940,000	958,247	18,247	—
Expiring 12/18/19	Goldman Sachs International	THB	16,999	557,000	563,268	6,268	—
Expiring 12/18/19	HSBC Bank USA, N.A.	THB	21,134	692,000	700,276	8,276	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	73

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 12/18/19	HSBC Bank USA, N.A.	THB	8,124	$266,000	$269,181	$3,181	$—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	12,274	404,000	406,690	2,690	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	12,110	396,000	401,261	5,261	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	8,814	288,000	292,045	4,045	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	THB	13,011	425,000	431,139	6,139	—
Expiring 12/18/19	UBS AG	THB	9,132	300,000	302,594	2,594	—
Turkish Lira,
Expiring 12/18/19	Barclays Bank PLC	TRY	2,868	490,324	495,279	4,955	—
Expiring 12/18/19	Barclays Bank PLC	TRY	2,600	444,050	449,045	4,995	—
Expiring 12/18/19	Barclays Bank PLC	TRY	1,882	324,250	324,947	697	—
Expiring 12/18/19	Barclays Bank PLC	TRY	1,564	267,333	269,985	2,652	—
Expiring 12/18/19	Barclays Bank PLC	TRY	713	121,000	123,088	2,088	—
Expiring 12/18/19	Barclays Bank PLC	TRY	652	113,000	112,667	—	(333)
Expiring 12/18/19	Citibank, N.A.	TRY	832	143,000	143,717	717	—
Expiring 12/18/19	Goldman Sachs International	TRY	2,756	469,743	475,878	6,135	—
Expiring 12/18/19	Goldman Sachs International	TRY	1,888	324,200	326,078	1,878	—
Expiring 12/18/19	UBS AG	TRY	802	137,000	138,569	1,569	—

				$89,052,916	$89,643,859	875,738	(284,795)

See Notes to Financial Statements.

74

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/22/20	Barclays Bank PLC	AUD	475	$325,000	$328,171	$—	$(3,171)
Expiring 01/22/20	BNP Paribas S.A.	AUD	309	213,000	213,153	—	(153)
Expiring 01/22/20	HSBC Bank USA, N.A.	AUD	4,144	2,837,225	2,862,657	—	(25,432)
Brazilian Real,
Expiring 11/04/19	Barclays Bank PLC	BRL	1,263	301,000	314,794	—	(13,794)
Expiring 11/04/19	Morgan Stanley & Co. International PLC	BRL	687	166,000	171,325	—	(5,325)
Expiring 11/04/19	The Toronto- Dominion Bank	BRL	12,750	3,058,995	3,178,252	—	(119,257)
Expiring 12/03/19	BNP Paribas S.A.	BRL	2,994	749,578	745,089	4,489	—
British Pound,
Expiring 01/17/20	Barclays Bank PLC	GBP	4,999	6,343,313	6,492,513	—	(149,200)
Expiring 01/17/20	Barclays Bank PLC	GBP	542	698,000	703,316	—	(5,316)
Expiring 01/17/20	Barclays Bank PLC	GBP	364	468,000	472,356	—	(4,356)
Expiring 01/17/20	Barclays Bank PLC	GBP	337	436,000	437,633	—	(1,633)
Expiring 01/17/20	Barclays Bank PLC	GBP	275	358,000	356,623	1,377	—
Expiring 01/17/20	Barclays Bank PLC	GBP	108	138,000	139,840	—	(1,840)
Expiring 01/17/20	Citibank, N.A.	GBP	4,999	6,297,721	6,492,511	—	(194,790)
Expiring 01/17/20	Morgan Stanley & Co. International PLC	GBP	645	834,000	837,605	—	(3,605)
Chilean Peso,
Expiring 12/18/19	Barclays Bank PLC	CLP	1,536,036	2,161,149	2,073,747	87,402	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	CLP	3,072,073	4,260,850	4,147,495	113,355	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CLP	1,536,036	2,130,425	2,073,747	56,678	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CLP	108,345	150,000	146,273	3,727	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	75

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	11,460	$1,644,935	$1,600,536	$44,399	$—
Colombian Peso,
Expiring 12/18/19	Bank of America, N.A.	COP	639,825	190,000	188,956	1,044	—
Expiring 12/18/19	Barclays Bank PLC	COP	882,451	261,000	260,609	391	—
Expiring 12/18/19	Barclays Bank PLC	COP	792,680	234,000	234,097	—	(97)
Expiring 12/18/19	Barclays Bank PLC	COP	638,279	188,000	188,499	—	(499)
Expiring 12/18/19	BNP Paribas S.A.	COP	538,668	156,000	159,081	—	(3,081)
Expiring 12/18/19	Goldman Sachs International	COP	2,004,750	590,153	592,050	—	(1,897)
Expiring 12/18/19	Goldman Sachs International	COP	427,770	126,000	126,331	—	(331)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	COP	3,381,635	986,331	998,677	—	(12,346)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	COP	1,673,269	492,484	494,156	—	(1,672)
Expiring 12/18/19	UBS AG	COP	866,337	250,000	255,850	—	(5,850)
Expiring 12/18/19	UBS AG	COP	433,920	128,000	128,147	—	(147)
Czech Koruna,
Expiring 01/17/20	Barclays Bank PLC	CZK	18,095	774,490	791,933	—	(17,443)
Euro,
Expiring 01/17/20	Barclays Bank PLC	EUR	186	207,000	208,094	—	(1,094)
Expiring 01/17/20	BNP Paribas S.A.	EUR	370	413,000	414,396	—	(1,396)
Expiring 01/17/20	BNP Paribas S.A.	EUR	301	337,000	337,012	—	(12)
Expiring 01/17/20	BNP Paribas S.A.	EUR	244	273,000	274,140	—	(1,140)
Expiring 01/17/20	HSBC Bank USA, N.A.	EUR	25,465	28,269,195	28,559,279	—	(290,084)
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	EUR	27,315	30,342,764	30,634,119	—	(291,355)

See Notes to Financial Statements.

76

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 01/17/20	UBS AG	EUR	29,668	$32,868,880	$33,273,002	$—	$(404,122)
Hungarian Forint,
Expiring 01/17/20	Citibank, N.A.	HUF	61,084	207,000	208,263	—	(1,263)
Expiring 01/17/20	Goldman Sachs International	HUF	45,713	155,000	155,856	—	(856)
Expiring 01/17/20	The Toronto- Dominion Bank	HUF	860,270	2,882,219	2,933,033	—	(50,814)
Indian Rupee,
Expiring 12/18/19	Bank of America, N.A.	INR	24,944	347,000	348,972	—	(1,972)
Expiring 12/18/19	Barclays Bank PLC	INR	17,705	247,000	247,695	—	(695)
Expiring 12/18/19	Citibank, N.A.	INR	32,816	458,000	459,096	—	(1,096)
Expiring 12/18/19	HSBC Bank USA, N.A.	INR	68,070	946,146	952,315	—	(6,169)
Expiring 12/18/19	HSBC Bank USA, N.A.	INR	33,731	469,743	471,898	—	(2,155)
Expiring 12/18/19	HSBC Bank USA, N.A.	INR	25,637	358,000	358,660	—	(660)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	INR	18,740	262,000	262,169	—	(169)
Indonesian Rupiah,
Expiring 12/18/19	Barclays Bank PLC	IDR	3,553,713	247,000	251,018	—	(4,018)
Expiring 12/18/19	Barclays Bank PLC	IDR	3,100,930	217,000	219,036	—	(2,036)
Expiring 12/18/19	Barclays Bank PLC	IDR	2,596,230	182,000	183,386	—	(1,386)
Expiring 12/18/19	Citibank, N.A.	IDR	4,711,284	333,000	332,784	216	—
Expiring 12/18/19	Citibank, N.A.	IDR	3,946,142	277,000	278,738	—	(1,738)
Expiring 12/18/19	HSBC Bank USA, N.A.	IDR	49,898,733	3,469,044	3,524,620	—	(55,576)
Expiring 12/18/19	HSBC Bank USA, N.A.	IDR	7,344,888	519,000	518,810	190	—
Expiring 12/18/19	HSBC Bank USA, N.A.	IDR	7,065,272	494,000	499,059	—	(5,059)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	77

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	IDR	5,987,100	$420,000	$422,902	$—	$(2,902)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	IDR	2,890,720	203,000	204,187	—	(1,187)
Israeli Shekel,
Expiring 12/18/19	Barclays Bank PLC	ILS	6,715	1,915,200	1,910,071	5,129	—
Expiring 12/18/19	Citibank, N.A.	ILS	1,010	286,000	287,142	—	(1,142)
Expiring 12/18/19	Citibank, N.A.	ILS	936	265,000	266,352	—	(1,352)
Expiring 12/18/19	Citibank, N.A.	ILS	828	235,000	235,608	—	(608)
Expiring 12/18/19	HSBC Bank USA, N.A.	ILS	916	260,000	260,633	—	(633)
Japanese Yen,
Expiring 01/17/20	BNP Paribas S.A.	JPY	29,676	274,000	276,287	—	(2,287)
Mexican Peso,
Expiring 12/18/19	Barclays Bank PLC	MXN	3,338	170,000	172,228	—	(2,228)
Expiring 12/18/19	Barclays Bank PLC	MXN	2,996	152,000	154,588	—	(2,588)
Expiring 12/18/19	Citibank, N.A.	MXN	10,382	539,000	535,720	3,280	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	MXN	9,955	505,743	513,675	—	(7,932)
New Taiwanese Dollar,
Expiring 12/18/19	Barclays Bank PLC	TWD	20,737	678,000	684,659	—	(6,659)
Expiring 12/18/19	Barclays Bank PLC	TWD	8,404	277,000	277,480	—	(480)
Expiring 12/18/19	BNP Paribas S.A.	TWD	24,273	787,000	801,408	—	(14,408)
Expiring 12/18/19	BNP Paribas S.A.	TWD	10,847	354,000	358,143	—	(4,143)
Expiring 12/18/19	Credit Suisse International	TWD	182,149	5,866,021	6,013,994	—	(147,973)
Expiring 12/18/19	Credit Suisse International	TWD	10,985	355,000	362,706	—	(7,706)
Expiring 12/18/19	Goldman Sachs International	TWD	29,009	955,000	957,790	—	(2,790)

See Notes to Financial Statements.

78

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 12/18/19	Goldman Sachs International	TWD	16,588	$535,000	$547,691	$—	$(12,691)
Expiring 12/18/19	HSBC Bank USA, N.A.	TWD	21,361	690,000	705,284	—	(15,284)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	12,541	406,000	414,076	—	(8,076)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	8,080	264,000	266,776	—	(2,776)
New Zealand Dollar,
Expiring 01/22/20	Barclays Bank PLC	NZD	338	215,000	217,256	—	(2,256)
Expiring 01/22/20	Morgan Stanley & Co. International PLC	NZD	3,706	2,352,076	2,379,938	—	(27,862)
Expiring 01/22/20	The Toronto-Dominion Bank	NZD	267	171,000	171,699	—	(699)
Norwegian Krone,
Expiring 01/17/20	Barclays Bank PLC	NOK	3,264	356,000	355,092	908	—
Expiring 01/17/20	BNP Paribas S.A.	NOK	2,926	321,000	318,362	2,638	—
Peruvian Nuevo Sol,
Expiring 12/18/19	Bank of America, N.A.	PEN	3,166	940,000	945,129	—	(5,129)
Expiring 12/18/19	Bank of America, N.A.	PEN	2,148	640,000	641,218	—	(1,218)
Expiring 12/18/19	Bank of America, N.A.	PEN	963	287,000	287,452	—	(452)
Expiring 12/18/19	Citibank, N.A.	PEN	970	291,000	289,677	1,323	—
Expiring 12/18/19	Goldman Sachs International	PEN	1,046	313,000	312,194	806	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PEN	1,753	519,000	523,458	—	(4,458)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PEN	979	291,000	292,258	—	(1,258)
Philippine Peso,
Expiring 12/18/19	Barclays Bank PLC	PHP	19,808	380,000	389,400	—	(9,400)
Expiring 12/18/19	HSBC Bank USA, N.A.	PHP	29,070	554,000	571,498	—	(17,498)
Expiring 12/18/19	HSBC Bank USA, N.A.	PHP	21,057	401,000	413,970	—	(12,970)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	79

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 12/18/19	HSBC Bank USA, N.A.	PHP	20,099	$384,000	$395,122	$—	$(11,122)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PHP	24,212	464,000	475,980	—	(11,980)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	PHP	20,998	400,000	412,804	—	(12,804)
Russian Ruble,
Expiring 12/18/19	Bank of America, N.A.	RUB	13,113	199,000	203,056	—	(4,056)
Expiring 12/18/19	Barclays Bank PLC	RUB	13,179	201,000	204,068	—	(3,068)
Expiring 12/18/19	Barclays Bank PLC	RUB	12,938	196,000	200,346	—	(4,346)
Expiring 12/18/19	Barclays Bank PLC	RUB	8,929	137,000	138,264	—	(1,264)
Expiring 12/18/19	Citibank, N.A.	RUB	11,589	177,000	179,455	—	(2,455)
Singapore Dollar,
Expiring 12/18/19	Barclays Bank PLC	SGD	404	294,000	297,379	—	(3,379)
Expiring 12/18/19	Goldman Sachs International	SGD	2,988	2,147,167	2,197,553	—	(50,386)
Expiring 12/18/19	HSBC Bank USA, N.A.	SGD	421	307,000	309,672	—	(2,672)
South African Rand,
Expiring 12/18/19	Barclays Bank PLC	ZAR	9,223	615,200	606,386	8,814	—
Expiring 12/18/19	Barclays Bank PLC	ZAR	7,128	471,628	468,609	3,019	—
Expiring 12/18/19	Barclays Bank PLC	ZAR	7,024	466,061	461,823	4,238	—
Expiring 12/18/19	Barclays Bank PLC	ZAR	7,011	469,743	460,972	8,771	—
Expiring 12/18/19	Citibank, N.A.	ZAR	7,345	480,469	482,884	—	(2,415)
Expiring 12/18/19	Citibank, N.A.	ZAR	1,669	110,000	109,715	285	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ZAR	8,341	560,930	548,381	12,549	—
South Korean Won,
Expiring 12/18/19	BNP Paribas S.A.	KRW	286,836	239,000	245,336	—	(6,336)

See Notes to Financial Statements.

80

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 12/18/19	Citibank, N.A.	KRW	1,049,612	$873,257	$897,750	$—	$(24,493)
Expiring 12/18/19	HSBC Bank USA, N.A.	KRW	393,905	330,000	336,913	—	(6,913)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	314,086	262,000	268,643	—	(6,643)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	304,292	254,000	260,266	—	(6,266)
Swedish Krona,
Expiring 01/17/20	Barclays Bank PLC	SEK	2,649	271,000	275,668	—	(4,668)
Expiring 01/17/20	BNP Paribas S.A.	SEK	2,776	287,000	288,850	—	(1,850)
Expiring 01/17/20	Morgan Stanley & Co. International PLC	SEK	8,460	868,490	880,251	—	(11,761)
Swiss Franc,
Expiring 01/17/20	Barclays Bank PLC	CHF	451	458,000	460,217	—	(2,217)
Expiring 01/17/20	Morgan Stanley & Co. International PLC	CHF	349	356,000	356,243	—	(243)
Expiring 01/17/20	UBS AG	CHF	4,289	4,326,208	4,375,117	—	(48,909)
Thai Baht,
Expiring 12/18/19	Barclays Bank PLC	THB	12,349	401,000	409,184	—	(8,184)
Expiring 12/18/19	Barclays Bank PLC	THB	9,132	302,000	302,610	—	(610)
Expiring 12/18/19	Citibank, N.A.	THB	9,725	316,000	322,240	—	(6,240)
Expiring 12/18/19	Goldman Sachs International	THB	13,875	451,000	459,756	—	(8,756)
Expiring 12/18/19	HSBC Bank USA, N.A.	THB	12,912	427,000	427,834	—	(834)
Expiring 12/18/19	HSBC Bank USA, N.A.	THB	11,812	385,000	391,390	—	(6,390)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	13,033	431,000	431,870	—	(870)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	8,039	261,000	266,370	—	(5,370)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	388	12,629	12,842	—	(213)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	81

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 12/18/19	Barclays Bank PLC	TRY	1,138	$191,000	$196,493	$—	$(5,493)
Expiring 12/18/19	Barclays Bank PLC	TRY	975	161,000	168,446	—	(7,446)
Expiring 12/18/19	Barclays Bank PLC	TRY	922	153,000	159,130	—	(6,130)
Expiring 12/18/19	Barclays Bank PLC	TRY	751	126,000	129,726	—	(3,726)
Expiring 12/18/19	Barclays Bank PLC	TRY	463	77,000	80,035	—	(3,035)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TRY	5,469	904,412	944,289	—	(39,877)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TRY	2,228	367,419	384,793	—	(17,374)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TRY	1,009	169,000	174,245	—	(5,245)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	1,319	218,000	227,817	—	(9,817)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	709	116,000	122,447	—	(6,447)

				$189,226,293	$191,258,713	365,028	(2,397,448)

						$1,240,766	$(2,682,243)

Credit default swap agreements outstanding at October 31, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*:
Federation of Malaysia (D01)	12/20/23	1.000%(Q)	1,500	0.409%	$42,384	$(1,230)	$43,614	Barclays Bank PLC
People’s Republic of China (D01)	12/20/23	1.000%(Q)	5,000	0.359%	149,629	(4,098)	153,727	Barclays Bank PLC
Republic of Argentina (D01)	12/20/23	1.000%(Q)	1,500	109.387%	(954,319)	(1,230)	(953,089)	Barclays Bank PLC

See Notes to Financial Statements.

82

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*(cont’d.):
Republic of Brazil (D01)	12/20/23	1.000%(Q)	7,500	0.949%	$24,070	$(6,148)	$30,218	Barclays Bank PLC
Republic of Chile (D01)	12/20/23	1.000%(Q)	1,500	0.320%	42,889	(1,230)	44,119	Barclays Bank PLC
Republic of Colombia (D01)	12/20/23	1.000%(Q)	2,000	0.596%	34,708	(1,639)	36,347	Barclays Bank PLC
Republic of Indonesia (D01)	12/20/23	1.000%(Q)	2,000	0.726%	35,900	(1,639)	37,539	Barclays Bank PLC
Republic of Lebanon (D01)	12/20/23	1.000%(Q)	1,500	21.270%	(667,577)	(1,230)	(666,347)	Barclays Bank PLC
Republic of Panama (D01)	12/20/23	1.000%(Q)	1,500	0.357%	40,637	(1,230)	41,867	Barclays Bank PLC
Republic of Peru (D01)	12/20/23	1.000%(Q)	1,500	0.372%	39,729	(1,230)	40,959	Barclays Bank PLC
Republic of Philippines (D01)	12/20/23	1.000%(Q)	1,500	0.376%	43,992	(1,230)	45,222	Barclays Bank PLC
Republic of South Africa (D01)	12/20/23	1.000%(Q)	4,500	1.590%	(102,531)	(3,689)	(98,842)	Barclays Bank PLC
Republic of Turkey (D01)	12/20/23	1.000%(Q)	7,500	3.098%	(586,121)	(6,148)	(579,973)	Barclays Bank PLC
Russian Federation (D01)	12/20/23	1.000%(Q)	4,500	0.576%	80,913	(3,689)	84,602	Barclays Bank PLC
United Mexican States (D01)	12/20/23	1.000%(Q)	6,500	0.699%	85,948	(5,328)	91,276	Barclays Bank PLC
Emirate of Abu Dhabi (D02)	12/20/24	1.000%(Q)	2,000	0.462%	55,659	(547)	56,206	Morgan Stanley & Co. International PLC
Federation of Malaysia (D02)	12/20/24	1.000%(Q)	4,000	0.549%	115,711	(1,422)	117,133	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	83

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*(cont’d.):
Kingdom of Saudi Arabia (D02)	12/20/24	1.000%(Q)	2,000	0.705%	$31,425	$(547)	$31,972	Morgan Stanley & Co. International PLC
People’s Republic of China (D02)	12/20/24	1.000%(Q)	9,000	0.510%	274,374	(3,201)	277,575	Morgan Stanley & Co. International PLC
Republic of Argentina (D02)	12/20/24	1.000%(Q)	5,000	103.524%	(3,210,013)	(1,778)	(3,208,235)	Morgan Stanley & Co. International PLC
Republic of Brazil (D02)	12/20/24	1.000%(Q)	12,000	1.213%	(110,204)	(4,267)	(105,937)	Morgan Stanley & Co. International PLC
Republic of Chile (D02)	12/20/24	1.000%(Q)	2,000	0.436%	58,232	(547)	58,779	Morgan Stanley & Co. International PLC
Republic of Colombia (D02)	12/20/24	1.000%(Q)	5,000	0.818%	50,505	(1,778)	52,283	Morgan Stanley & Co. International PLC
Republic of Indonesia (D02)	12/20/24	1.000%(Q)	8,000	0.957%	101,105	(2,845)	103,950	Morgan Stanley & Co. International PLC
Republic of Lebanon (D02)	12/20/24	1.000%(Q)	2,000	18.956%	(908,902)	(547)	(908,355)	Morgan Stanley & Co. International PLC
Republic of Panama (D02)	12/20/24	1.000%(Q)	2,000	0.502%	51,652	(547)	52,199	Morgan Stanley & Co. International PLC
Republic of Peru (D02)	12/20/24	1.000%(Q)	2,000	0.530%	48,910	(547)	49,457	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

84

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*(cont’d.):
Republic of Philippines (D02)	12/20/24	1.000%(Q)	2,000	0.508%	$61,148	$(547)	$61,695	Morgan Stanley & Co. International PLC
Republic of South Africa (D02)	12/20/24	1.000%(Q)	9,000	1.857%	(368,054)	(3,201)	(364,853)	Morgan Stanley & Co. International PLC
Republic of Turkey (D02)	12/20/24	1.000%(Q)	12,000	3.341%	(1,264,666)	(4,267)	(1,260,399)	Morgan Stanley & Co. International PLC
Russian Federation (D02)	12/20/24	1.000%(Q)	8,000	0.756%	102,424	(2,845)	105,269	Morgan Stanley & Co. International PLC
State of Qatar (D02)	12/20/24	1.000%(Q)	2,000	0.467%	55,208	(547)	55,755	Morgan Stanley & Co. International PLC
United Mexican States (D02)	12/20/24	1.000%(Q)	12,000	0.927%	57,177	(4,267)	61,444	Morgan Stanley & Co. International PLC

					$(6,488,058)	$(75,235)	$(6,412,823)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices—Buy Protection(1)*:
CDX.EM.30.V1 (D01)	12/20/23	1.000%(Q)	50,000	$1,560,138	$(9,602)	$1,569,740	Barclays Bank PLC Morgan Stanley & Co.
CDX.EM.32.V1 (D02)	12/20/24	1.000%(Q)	100,000	4,523,553	(110,340)	4,633,893	International PLC

				$6,083,691	$(119,942)	$6,203,633

*

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	85

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D02).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Hellenic Republic	06/20/20	1.000%(Q)	3,000	$(15,607)	$2,888	$(18,495)	Barclays Bank PLC
Kingdom of Spain	06/20/23	1.000%(Q)	1,500	(46,194)	(27,749)	(18,445)	Bank of America, N.A. Morgan Stanley & Co.
Republic of Argentina	06/20/21	5.000%(Q)	1,105	645,177	425,284	219,893	International PLC
Republic of Argentina	06/20/21	5.000%(Q)	460	268,580	180,887	87,693	Barclays Bank PLC
Republic of Argentina	06/20/22	5.000%(Q)	800	526,810	439,608	87,202	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	1,000	(15,471)	11,470	(26,941)	Bank of America, N.A.
United Mexican States	06/20/23	1.000%(Q)	450	(6,518)	2,102	(8,620)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	440	(6,373)	5,097	(11,470)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(2,173)	1,931	(4,104)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(2,173)	1,786	(3,959)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(2,173)	652	(2,825)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	75	(1,087)	350	(1,437)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	285	(1,357)	2,471	(3,828)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	220	(1,048)	1,593	(2,641)	Citibank, N.A.

				$1,340,393	$1,048,370	$292,023

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
AT&T Inc.	06/20/20	1.000%(Q)		5,000	0.146%	$33,212	$27,546	$5,666	BNP Paribas S.A.
Boeing Co.	06/20/20	1.000%(Q)		10,000	0.122%	67,936	55,045	12,891	BNP Paribas S.A.
Brooklyn	12/20/19	—%(Q)		4,940	*	(100)	(478)	378	Citibank, N.A.
Deutsche Bank AG	12/20/19	1.000%(Q)	EUR	2,000	0.216%	5,034	2,707	2,327	Bank of America, N.A.
Hellenic Republic	06/20/20	1.000%(Q)		4,000	0.370%	20,809	3,891	16,918	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		455	1.188%	(2,452)	(32,775)	30,323	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)		350	1.456%	(6,535)	(51,529)	44,994	Barclays Bank PLC
Hellenic
Republic	12/20/24	1.000%(Q)		420	1.566%	(10,839)	(65,430)	54,591	Citibank, N.A.

See Notes to Financial Statements.

86

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)(cont’d.):
Hellenic Republic	12/20/25	1.000%(Q)	330	1.756%	$(13,483)	$(53,133)	$39,650	Bank of America, N.A.
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	5,000	0.335%	92,295	65,825	26,470	HSBC Bank USA, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	1,500	0.256%	41,472	16,988	24,484	Bank of America, N.A.
Petroleo Brasileiro SA	03/20/20	1.000%(Q)	970	0.224%	4,059	2,257	1,802	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)	375	1.918%	(11,493)	(15,445)	3,952	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	365	1.918%	(11,186)	(17,700)	6,514	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	1.918%	(3,831)	(6,208)	2,377	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	1.918%	(3,831)	(6,099)	2,268	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	1.918%	(3,831)	(5,112)	1,281	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	65	1.918%	(1,992)	(2,677)	685	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	285	2.529%	(20,182)	(27,963)	7,781	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	220	2.529%	(15,580)	(21,335)	5,755	Citibank, N.A. Morgan Stanley & Co.
Republic of Argentina	06/20/24	5.000%(Q)	1,105	96.813%	(671,696)	(509,340)	(162,356)	International PLC
Republic of Argentina	06/20/24	5.000%(Q)	800	106.194%	(536,457)	(458,723)	(77,734)	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)	460	96.813%	(279,621)	(216,328)	(63,293)	Barclays Bank PLC
Republic of Brazil	12/20/19	1.000%(Q)	9,040	0.293%	19,377	8,637	10,740	HSBC Bank USA, N.A.
Republic of Italy	06/20/23	1.000%(Q)	1,000	0.888%	5,104	(39,346)	44,450	Bank of America, N.A.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	87

Schedule of Investments (continued)

as of October 31, 2019

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)(cont’d.):
Republic of Italy	12/20/23	1.000%(Q)	595	0.969%	$1,429	$(35,394)	$36,823	Morgan Stanley & Co. International PLC
Republic of Korea	12/20/19	1.000%(Q)	1,750	0.118%	4,176	2,105	2,071	Citibank, N.A.
Republic of Serbia	06/20/21	1.000%(Q)	2,000	0.208%	28,137	15,659	12,478	BNP Paribas S.A.
Republic of Turkey	12/20/19	1.000%(Q)	300	0.576%	526	(82)	608	Credit Suisse International
State of Illinois	06/20/24	1.000%(Q)	1,730	1.506%	(35,252)	(20,389)	(14,863)	Citibank, N.A.
T-Mobile USA Inc.	12/20/19	5.000%(Q)	3,055	0.144%	38,327	20,108	18,219	Credit Suisse International
United Mexican States	12/20/19	1.000%(Q)	3,005	0.182%	6,904	2,661	4,243	Citibank, N.A.

					$(1,259,564)	$(1,362,057)	$102,493

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	22,190	$91,199	$36,007	$(55,192)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Sell Protection(2):
CDX.NA.HY.25.V8	12/20/20	5.000%(Q)	9,300	2.678%	$255,750	$295,133	$39,383

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices—Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	2,000	$(18,250)	$21,796	$(40,046)	Deutsche Bank AG

See Notes to Financial Statements.

88

Credit default swap agreements outstanding at October 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	*	$20,736	$(9,119)	$29,855	Morgan Stanley & Co. International PLC

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	89

Schedule of Investments (continued)

as of October 31, 2019

status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at October 31, 2019:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
1,069	3 Month LIBOR(Q)	EUR	1,000	(0.484%)(A)	JPMorgan Chase Bank, N.A.	01/31/21	$(47,316)	$—	$(47,316)
1,079	3 Month LIBOR(Q)	EUR	1,000	(0.216%)(A)	JPMorgan Chase Bank, N.A.	03/21/23	(44,978)	—	(44,978)

							$(92,294)	$—	$(92,294)

Interest rate swap agreements outstanding at October 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL 8,202	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	$—	$85,351	$85,351
BRL 9,248	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	100,558	100,558
BRL 7,515	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	109,628	109,628
CNH 19,130	06/14/24	2.900%(S)	7 Day China Fixing Repo Rates(2)(S)	68	(22,853)	(22,921)
CNH 56,000	06/28/24	2.901%(S)	7 Day China Fixing Repo Rates(2)(S)	—	(68,291)	(68,291)
CNH 25,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(23)	(27,196)	(27,173)
CNH 24,700	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(15)	(41,049)	(41,034)
EUR 15,705	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(31,161)	(41,271)	(10,110)
EUR 4,260	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(7,257)	(17,283)	(10,026)
EUR 400	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(1,237)	(3,234)	(1,997)

See Notes to Financial Statements.

90

Interest rate swap agreements outstanding at October 31, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	13,165	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	$(73,999)	$(224,910)	$(150,911)
EUR	14,965	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(220,916)	(425,077)	(204,161)
EUR	190	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(1,117)	(6,659)	(5,542)
EUR	765	05/11/29	0.600%(A)	1 Day EONIA(1)(A)	(20,222)	(69,471)	(49,249)
EUR	1,570	05/11/33	0.750%(A)	1 Day EONIA(1)(A)	(29,258)	(181,646)	(152,388)
EUR	50	05/11/37	0.950%(A)	1 Day EONIA(1)(A)	(1,427)	(7,965)	(6,538)
EUR	1,085	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(86,006)	(215,662)	(129,656)
EUR	235	05/11/42	1.100%(A)	1 Day EONIA(1)(A)	(5,932)	(50,819)	(44,887)
GBP	1,530	05/08/21	0.850%(A)	1 Day SONIA(1)(A)	(11,147)	(9,578)	1,569
GBP	725	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(22,982)	(19,336)	3,646
GBP	940	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(21,513)	(39,379)	(17,866)
GBP	2,020	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(157,601)	(137,762)	19,839
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(27,897)	(53,917)	(26,020)
JPY	2,215,030	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(22,135)	(22,135)
	49,230	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	—	198,717	198,717
	78,180	04/25/20	2.328%(T)	1 Day USOIS(2)(T)	(1,267)	361,029	362,296
	28,859	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(9,863)	342,838	352,701
	70,057	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	233,439	233,439
	35,860	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(10,631)	(79,084)	(68,453)
	84,165	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	56,251	(48,008)	(104,259)
	39,535	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	185,001	59,440	(125,561)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	91

Schedule of Investments (continued)

as of October 31, 2019

Interest rate swap agreements outstanding at October 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
8,115	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	$—	$(227,809)	$(227,809)
11,430	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	2,236	(429,742)	(431,978)
10,635	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	(400,491)	(400,491)
305	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	4	(9,948)	(9,952)
29,580	11/30/22	2.614%(A)	1 Day USOIS(1)(A)	—	(1,316,975)	(1,316,975)
2,065	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	5,067	(53,840)	(58,907)
4,274	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(4,718)	(118,142)	(113,424)
5,330	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(29,054)	(151,065)	(122,011)
4,575	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(2,991)	(132,975)	(129,984)
10,060	02/29/24	1.520%(S)	3 Month LIBOR(2)(Q)	—	27,340	27,340
1,095	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	(26,372)	(26,372)
340	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	1,542	(8,586)	(10,128)
3,730	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(118,270)	(118,270)
33,385	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	107,281	(1,061,266)	(1,168,547)
8,860	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	26,823	(284,042)	(310,865)
23,220	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	80,062	(1,101,930)	(1,181,992)
8,750	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	11,864	(566,402)	(578,266)
10,925	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(874,242)	(874,242)
44,858	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(31,022)	(4,038,326)	(4,007,304)
6,550	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(586,240)	(586,240)
29,470	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	23,251	(2,860,892)	(2,884,143)

See Notes to Financial Statements.

92

Interest rate swap agreements outstanding at October 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
38,138	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	$1,189	$(3,712,117)	$(3,713,306)
5,525	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(274,951)	(274,951)
47,142	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(315,705)	(2,953,446)	(2,637,741)
14,709	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	(8,784)	(888,145)	(879,361)
7,525	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	152	(485,434)	(485,586)
27,802	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(113,141)	(645,657)	(532,516)
3,429	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	38,892	(123,062)	(161,954)
3,145	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	3,971	(131,189)	(135,160)
1,190	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(55,714)	(55,714)
2,100	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	—	(115,018)	(115,018)
1,000	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	(61,955)	(61,955)
915	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(55,783)	(55,783)
69,484	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(1,036,004)	(7,487,521)	(6,451,517)
34,775	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(152,784)	(3,713,069)	(3,560,285)
305	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	—	10,795	10,795
290	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(53,746)	(53,746)
205	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	7,042	7,042
205	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(35,940)	(35,940)
190	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(38,385)	(38,385)

				$(1,892,020)	$(35,475,095)	$(33,583,075)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	93

Schedule of Investments (continued)

as of October 31, 2019

Interest rate swap agreements outstanding at October 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
525	03/05/49	2.403%(Q)	1 Week MUNIPSA(1)(Q)	$(113,130)	$—	$(113,130)	JPMorgan Chase Bank, N.A.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at October 31, 2019:

Reference Entity	Financing Rate		Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS. FN30.450.10(M)	1 Month LIBOR	(M)	Credit Suisse International	1/12/41	171	$(375)	$(437)	$62

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$ 1,321,344	$(1,817,968)	$8,782,284	$(8,812,511)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$19,266,191

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

94

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$15,012,614	$—
Collateralized Loan Obligations	—	274,020,301	9,000,000
Consumer Loans	—	19,749,430	—
Credit Cards	—	2,270,859	—
Home Equity Loans	—	5,622,006	—
Other	—	6,551,576	—
Residential Mortgage-Backed Securities.	—	24,481,299	—
Student Loans.	—	32,394,601	—
Bank Loans	—	3,414,389	—
Certificate of Deposit	—	5,001,645	—
Commercial Mortgage-Backed Securities.	—	203,174,328	—
Corporate Bonds	—	434,070,014	3,784,387
Municipal Bonds	—	9,003,627	—
Residential Mortgage-Backed Securities	—	128,151,176	12,300,000
Sovereign Bonds	—	275,660,251	—
U.S. Government Agency Obligations	—	18,498,131	—
U.S. Treasury Obligations	—	120,460,043	—
Common Stock	10,664	—	—
Preferred Stock	138,650	—	—
Affiliated Mutual Funds.	93,154,128	—	—
Options Purchased	—	313,599	—

Total	$93,303,442	$1,577,849,889	$25,084,387

Liabilities
Options Written	$—	$(184,370)	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,362,458	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,240,766	—
OTC Packaged Credit Default Swap Agreements	—	7,768,020	—
Centrally Cleared Credit Default Swap Agreement	—	39,383	—
OTC Credit Default Swap Agreements	—	1,830,100	—
Centrally Cleared Interest Rate Swap Agreements	—	1,512,921	—

Total	$1,362,458	$12,391,190	$—

Liabilities
Futures Contracts	$(2,811,627)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(2,682,243)	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	95

Schedule of Investments (continued)

as of October 31, 2019

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Packaged Credit Default Swap Agreements	$—	$(8,172,387)	$—
Centrally Cleared Credit Default Swap Agreement	—	(55,192)	—
OTC Credit Default Swap Agreements	—	(1,746,785)	—
OTC Currency Swap Agreements	—	(92,294)	—
Centrally Cleared Interest Rate Swap Agreements	—	(35,095,996)	—
OTC Interest Rate Swap Agreement	—	(113,130)	—
OTC Total Return Swap Agreement	—	(375)	—

Total	$(2,811,627)	$(47,958,402)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities— Collateralized Loan Obligations	Asset-Backed Securities— Residential Mortgage-Backed Securities	Corporate Bonds	Residential Mortgage-Backed Securities
Balance as of 10/31/18	$—	$4,464,713	$—	$—
Realized gain (loss)	—	9,153	—	—
Change in unrealized appreciation
(depreciation)	—	1,416	39,054	—
Purchases/Exchanges/Issuances	9,000,000	—	3,730,383	12,300,000
Sales/Paydowns	—	(4,478,147)	—	—
Accrued discount/premium	—	2,865	14,950	—
Transfers into of Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of 10/31/19	$9,000,000	$—	$3,784,387	$12,300,000

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$—	$39,054	$—

	Options Written	Credit Default Swap Agreements
Balance as of 10/31/18	$(12,354)	$(3,139)
Realized gain (loss)	—	3,253
Change in unrealized appreciation (depreciation)	12,354	—
Purchases/Exchanges/Issuances	—	—
Sales/Paydowns	—	(114)
Accrued discount/premium	—	—

See Notes to Financial Statements.

96

	Options Written	Credit Default Swap Agreements
Transfers into of Level 3	$—	$—
Transfers out of Level 3	—	—

Balance as of 10/31/19	$—	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$—

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of October 31, 2019	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities—Collateralize Loan Obligations	$9,000,000	Market Approach	Single Broker Indicative Quote
Corporate Bonds	3,784,387	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	12,300,000	Price at Cost	Unadjusted Purchase Price
Options Written	—	Market Approach	Single Broker Indicative Quote

	$25,084,387

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2019 were as follows (unaudited):

Collateralized Loan Obligations	17.3%
Sovereign Bonds	16.8
Commercial Mortgage-Backed Securities	12.4
Residential Mortgage-Backed Securities	10.1
Banks	7.4
U.S. Treasury Obligations	7.4
Affiliated Mutual Funds (2.8% represents investments purchased with collateral from securities on loan)	5.7
Student Loans	2.0
Electric	1.8
Oil & Gas	1.6
Multi-National	1.4
Diversified Financial Services	1.3
Pharmaceuticals	1.3
Consumer Loans	1.2
U.S. Government Agency Obligations	1.1
Home Builders	1.1
Auto Manufacturers	1.1
Automobiles	0.9%
Telecommunications	0.9
Chemicals	0.8
Computers	0.7
Healthcare-Services	0.7
Media	0.7
Commercial Services	0.7
Retail	0.7
Municipal Bonds	0.6
Software	0.5
Foods	0.4
Lodging	0.4
Other	0.4
Healthcare-Products	0.4
Entertainment	0.4
Aerospace & Defense	0.4
Home Equity Loans	0.4
Semiconductors	0.3
Certificate of Deposit	0.3

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	97

Schedule of Investments (continued)

as of October 31, 2019

Industry Classification (continued):

Auto Parts & Equipment	0.2%
Building Materials	0.2
Pipelines	0.2
Packaging & Containers	0.2
Transportation	0.1
Credit Cards	0.1
Iron/Steel	0.1
Airlines	0.1
Mining	0.1
Gas	0.1
Distribution/Wholesale	0.1
Biotechnology	0.1
Insurance	0.1
Holding Companies-Diversified	0.1
Beverages	0.1
Engineering & Construction	0.1
Advertising	0.0	*
Forest Products & Paper	0.0	*
Machinery-Diversified	0.0	*%
Options Purchased	0.0	*
Capital Markets	0.0	*
Home Furnishings	0.0	*
Agriculture	0.0	*
Housewares	0.0	*
Miscellaneous Manufacturing	0.0	*
Oil, Gas & Consumable Fuels	0.0	*
	103.6
Options Written	(0.0	)*
Liabilities in excess of other assets	(3.6)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2019 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$39,383	*	Due from/to broker-variation margin swaps	$55,192	*
Credit contracts	Premiums paid for OTC swap agreements	1,321,344		Premiums received for OTC swap agreements	1,817,531
Credit contracts	Unaffiliated investments	5,124		Options written outstanding, at value	184,370
Credit contracts	Unrealized appreciation on OTC swap agreements	8,782,222		Unrealized depreciation on OTC swap agreements	8,607,087

See Notes to Financial Statements.

98

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$1,240,766		Unrealized depreciation on OTC forward foreign currency exchange contracts	$2,682,243
Interest rate contracts	Due from/to broker- variation margin futures	1,362,458	*	Due from/to broker- variation margin futures	2,811,627	*
Interest rate contracts	Due from/to broker- variation margin swaps	1,512,921	*	Due from/to broker- variation margin swaps	35,095,996	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	437
Interest rate contracts	Unaffiliated investments	308,475		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	62		Unrealized depreciation on OTC swap agreements	205,424

		$14,572,755			$51,459,907

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(30,770)	$626,940	$—	$—	$92,712
Foreign exchange contracts	—	—	—	3,987,157	—
Interest rate contracts	(512,648)	243,318	25,622,083	—	2,187,120

Total	$(543,418)	$870,258	$25,622,083	$3,987,157	$2,279,832

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(14,314)	$(93,518)	$—	$—	$(56,935)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	99

Schedule of Investments (continued)

as of October 31, 2019

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$—	$—	$(2,313,510)	$—
Interest rate contracts	186,991	12,354	(42,640)	—	(41,858,393)

Total	$172,677	$(81,164)	$(42,640)	$(2,313,510)	$(41,915,328)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2019, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$ 115,512	$128,764,852	$522,362,914	$88,221,573	$75,298,388

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)		Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$ 149,702,202	$ 1,463,596		$881,233,413	$101,638,800

Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)		Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$ 108,425,400	$ 2,148,000		$298,600	$2,876,000

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

See Notes to Financial Statements.

100

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$44,852,296	$(44,852,296)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$432,002	$(214,273)	$217,729	$—	$217,729
Barclays Bank PLC	2,767,908	(3,023,749)	(255,841)	255,841	—
BNP Paribas S.A.	190,804	(73,920)	116,884	—	116,884
Citibank, N.A.	776,863	(1,218,409)	(441,546)	441,546	—
Credit Suisse International	70,649	(156,738)	(86,089)	—	(86,089)
Deutsche Bank AG	21,796	(40,046)	(18,250)	—	(18,250)
Goldman Sachs International	23,656	(165,147)	(141,491)	141,491	—
HSBC Bank USA, N.A.	219,702	(465,027)	(245,325)	—	(245,325)
JPMorgan Chase Bank, N.A.	417,891	(684,184)	(266,293)	110,703	(155,590)
Morgan Stanley & Co. International PLC	6,729,743	(6,787,701)	(57,958)	57,958	—
The Toronto-Dominion Bank	—	(177,298)	(177,298)	177,298	—
UBS AG	6,979	(490,600)	(483,621)	474,609	(9,012)

	$11,657,993	$(13,497,092)	$(1,839,099)	$1,659,446	$(179,653)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	101

Statement of Assets and Liabilities

as of October 31, 2019

Assets
Investments at value, including securities on loan of $44,852,296:
Unaffiliated investments (cost $1,569,306,813)	$1,603,083,590
Affiliated investments (cost $93,147,820)	93,154,128
Cash	10,884
Foreign currency, at value (cost $5,693,077)	5,706,279
Dividends and interest receivable	11,743,544
Receivable for Fund shares sold	11,216,570
Receivable for investments sold	9,198,967
Unrealized appreciation on OTC swap agreements	8,782,284
Due from broker—variation margin futures	1,499,529
Premiums paid for OTC swap agreements	1,321,344
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,240,766
Prepaid expenses and other assets	10,521

Total Assets	1,746,968,406

Liabilities
Payable to broker for collateral for securities on loan	45,897,352
Payable for investments purchased	37,075,298
Payable for Fund shares reacquired	8,954,421
Unrealized depreciation on OTC swap agreements	8,812,511
Due to broker—variation margin swaps	3,131,036
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,682,243
Premiums received for OTC swap agreements	1,817,968
Accrued expenses and other liabilities	506,682
Management fee payable	422,060
Options written outstanding, at value (proceeds received $131,772)	184,370
Distribution fee payable	47,418
Affiliated transfer agent fee payable	5,446
Dividends payable	4,661

Total Liabilities	109,541,466

Net Assets	$1,637,426,940

Net assets were comprised of:
Common stock, at par	$168,078
Paid-in capital in excess of par	1,620,731,917
Total distributable earnings (loss)	16,526,945

Net assets, October 31, 2019	$1,637,426,940

See Notes to Financial Statements.

102

Class A
Net asset value and redemption price per share, ($125,539,105 ÷ 12,909,978 shares of common stock issued and outstanding)	$9.72
Maximum sales charge (2.25% of offering price)	0.22

Maximum offering price to public	$9.94

Class C
Net asset value, offering price and redemption price per share,
($27,197,195 ÷ 2,794,930 shares of common stock issued and outstanding)	$9.73

Class Z
Net asset value, offering price and redemption price per share,
($737,631,817 ÷ 75,587,205 shares of common stock issued and outstanding)	$9.76

Class R6
Net asset value, offering price and redemption price per share,
($747,058,823 ÷ 76,786,152 shares of common stock issued and outstanding)	$9.73

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	103

Statement of Operations

Year Ended October 31, 2019

Net Investment Income (Loss)
Income
Interest income	$47,684,875
Affiliated dividend income	1,428,326
Income from securities lending, net (including affiliated income of $26,219)	30,343
Unaffiliated dividend income (net of $217 foreign withholding tax)	7,917

Total income	49,151,461

Expenses
Management fee	5,255,482
Distribution fee(a)	451,418
Transfer agent’s fees and expenses (including affiliated expense of $34,697)(a)	671,128
Custodian and accounting fees	281,407
Registration fees(a)	254,537
Shareholders’ reports	243,102
Audit fee	64,303
Directors’ fees	33,820
Legal fees and expenses	25,549
SEC registration fees	17,639
Miscellaneous	25,913

Total expenses	7,324,298
Less: Fee waiver and/or expense reimbursement(a)	(843,679)

Net expenses	6,480,619

Net investment income (loss)	42,670,842

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $905)	5,188,060
Futures transactions	25,622,083
Forward and cross currency contract transactions	3,987,157
Options written transactions	870,258
Swap agreement transactions	2,279,832
Foreign currency transactions	(1,321,431)

36,625,959

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $6,062)	48,790,257
Futures	(42,640)
Forward and cross currency contracts	(2,313,510)
Options written	(81,164)
Swap agreements	(41,915,328)
Foreign currencies	49,807

4,487,422

Net gain (loss) on investment and foreign currency transactions	41,113,381

Net Increase (Decrease) In Net Assets Resulting From Operations	$83,784,223

See Notes to Financial Statements.

104

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	224,310	227,108	—	—
Transfer agent’s fees and expenses	72,069	19,010	577,036	3,013
Registration fees	47,166	35,610	85,399	86,362
Fee waiver and/or expense reimbursement	(46,230)	(18,681)	(337,725)	(441,043)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	105

Statements of Changes in Net Assets

	Year Ended October 31,

	2019	2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,670,842	$17,738,593
Net realized gain (loss) on investment and foreign currency transactions	36,625,959	(3,062,689)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,487,422	(9,568,368)

Net increase (decrease) in net assets resulting from operations	83,784,223	5,107,536

Dividends and Distributions
Distributions from distributable earnings
Class A	(3,103,985)	(1,413,546)
Class C	(606,658)	(276,679)
Class Z	(20,655,954)	(6,544,416)
Class R6	(26,573,908)	(12,043,746)

	(50,940,505)	(20,278,387)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,109,296,956	757,668,330
Net asset value of shares issued in reinvestment of dividends and distributions	50,771,016	20,099,173
Cost of shares reacquired	(521,398,724)	(174,298,997)

Net increase (decrease) in net assets from Fund share transactions	638,669,248	603,468,506

Total increase (decrease)	671,512,966	588,297,655

Net Assets:
Beginning of year	965,913,974	377,616,319

End of year	$1,637,426,940	$965,913,974

See Notes to Financial Statements.

106

Notes to Financial Statements

Prudential Investment Portfolios, Inc. 17 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of two funds: PGIM Short Duration Multi-Sector Bond Fund and PGIM Total Return Bond Fund, each of which are diversified funds. These financial statements relate only to the PGIM Short Duration Multi-Sector Bond Fund (the “Fund”).

The investment objective of the Fund is total return.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

PGIM Short Duration Multi-Sector Bond Fund	107

Notes to Financial Statements (continued)

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market

108

approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

PGIM Short Duration Multi-Sector Bond Fund	109

Notes to Financial Statements (continued)

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Fund. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

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Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment

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Notes to Financial Statements (continued)

transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund

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since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed

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Notes to Financial Statements (continued)

rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and

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represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is

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Notes to Financial Statements (continued)

presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of October 31, 2019, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded

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as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

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Notes to Financial Statements (continued)

income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

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The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.39% of the Fund’s average daily net assets up to $5 billion and 0.38% of the average daily net assets over $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.39% for the year ended October 31, 2019.

The Manager has contractually agreed, through February 29, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.85% of average daily net assets for Class A shares, 1.60% of average daily net assets for Class C shares, 0.50% of average daily net assets for Class Z shares and 0.39% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the year ended October 31, 2019, PIMS received $442,429 in front-end sales charges resulting from sales of Class A shares. Additionally, for the year ended October 31, 2019, PIMS received $53 and $13,939 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Notes to Financial Statements (continued)

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the year ended October 31, 2019, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended October 31, 2019, were $982,474,666 and $371,510,263, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended October 31, 2019, is presented as follows:

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Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
PGIM Core Ultra Short Bond Fund*
$64,549,037	$694,477,808	$711,831,270	$—	$—	$47,195,575	47,195,575	$1,428,326

PGIM Institutional Money Market Fund*
6,482,267	153,583,091	114,113,772	6,062	905	45,958,553	45,949,362	26,219	**

$71,031,304	$848,060,899	$825,945,042	$6,062	$905	$93,154,128		$1,454,545

*	The Funds did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date.

For the year ended October 31, 2019, the tax character of dividends paid by the Fund was $50,940,505 of ordinary income . For the year ended October 31, 2018, the tax character of dividends paid by the Fund was $20,278,387 of ordinary income.

As of October 31, 2019, the accumulated undistributed earnings on a tax basis were $17,441,590 of ordinary income and $6,104,496 of long-term capital gains.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of October 31, 2019 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$1,666,045,523	$52,291,125	$(59,299,681)	$(7,008,556)

The differences between book basis and tax basis were primarily attributable to deferred losses on wash sales, bond premium amortization, swaps, futures and forward contracts and other cost basis differences between financial and tax accounting.

The Fund utilized approximately $10,474,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2019.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31,

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Notes to Financial Statements (continued)

2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $1 million or more (prior to July 15, 2019, $500,000 or more on or after July 15, 2019) of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 8.9 billion shares of common stock divided into two funds, with a par value of $0.001 per share. There are 650 million shares authorized for the Fund, divided into five classes, designated Class A, Class C, Class Z, Class T and Class R6 shares common stock, each of which consists of 100 million, 25 million, 200 million, 25 million and 300 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

At reporting period end, five shareholders of record, each holding greater than 5% of the Fund, held 84% of the Fund’s outstanding shares.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Year ended October 31, 2019:
Shares sold	8,640,462	$83,203,109
Shares issued in reinvestment of dividends and distributions	322,021	3,097,019
Shares reacquired	(2,235,651)	(21,486,301)

Net increase (decrease) in shares outstanding before conversion	6,726,832	64,813,827
Shares issued upon conversion from other share class(es)	277,072	2,678,379
Shares reacquired upon conversion into other share class(es)	(1,264,280)	(12,163,848)

Net increase (decrease) in shares outstanding	5,739,624	$55,328,358

Year ended October 31, 2018:
Shares sold	6,704,792	$64,507,345
Shares issued in reinvestment of dividends and distributions	145,894	1,397,034
Shares reacquired	(1,802,128)	(17,304,792)

Net increase (decrease) in shares outstanding before conversion	5,048,558	48,599,587
Shares issued upon conversion from other share class(es)	59,558	570,581
Shares reacquired upon conversion into other share class(es)	(551,496)	(5,252,634)

Net increase (decrease) in shares outstanding	4,556,620	$43,917,534

Class C
Year ended October 31, 2019:
Shares sold	1,624,587	$15,593,037
Shares issued in reinvestment of dividends and distributions	62,943	605,147
Shares reacquired	(652,080)	(6,267,440)

Net increase (decrease) in shares outstanding before conversion	1,035,450	9,930,744
Shares reacquired upon conversion into other share class(es)	(92,565)	(890,487)

Net increase (decrease) in shares outstanding	942,885	$9,040,257

Year ended October 31, 2018:
Shares sold	1,125,667	$10,816,672
Shares issued in reinvestment of dividends and distributions	28,353	271,796
Shares reacquired	(354,916)	(3,406,094)

Net increase (decrease) in shares outstanding before conversion	799,104	7,682,374
Shares reacquired upon conversion into other share class(es)	(24,172)	(230,893)

Net increase (decrease) in shares outstanding	774,932	$7,451,481

Class Z
Year ended October 31, 2019:
Shares sold	64,365,824	$620,030,019
Shares issued in reinvestment of dividends and distributions	2,128,559	20,555,202
Shares reacquired	(26,230,603)	(253,023,683)

Net increase (decrease) in shares outstanding before conversion	40,263,780	387,561,538
Shares issued upon conversion from other share class(es)	1,283,449	12,391,471
Shares reacquired upon conversion into other share class(es)	(277,732)	(2,695,777)

Net increase (decrease) in shares outstanding	41,269,497	$397,257,232

Year ended October 31, 2018:
Shares sold	34,421,478	$331,789,361
Shares issued in reinvestment of dividends and distributions	665,072	6,387,140
Shares reacquired	(8,987,994)	(86,323,467)

Net increase (decrease) in shares outstanding before conversion	26,098,556	251,853,034
Shares issued upon conversion from other share class(es)	553,073	5,282,135
Shares reacquired upon conversion into other share class(es)	(63,549)	(610,731)

Net increase (decrease) in shares outstanding	26,588,080	$256,524,438

PGIM Short Duration Multi-Sector Bond Fund	123

Notes to Financial Statements (continued)

Class R6	Shares	Amount
Year ended October 31, 2019:
Shares sold	40,706,958	$390,470,791
Shares issued in reinvestment of dividends and distributions	2,757,313	26,513,648
Shares reacquired	(24,978,738)	(240,621,300)

Net increase (decrease) in shares outstanding before conversion	18,485,533	176,363,139
Shares issued upon conversion from other share class(es)	76,883	743,615
Shares reacquired upon conversion into other share class(es)	(6,585)	(63,353)

Net increase (decrease) in shares outstanding	18,555,831	$177,043,401

Year ended October 31, 2018:
Shares sold	36,559,763	$350,554,952
Shares issued in reinvestment of dividends and distributions	1,256,583	12,043,203
Shares reacquired	(7,019,242)	(67,264,644)

Net increase (decrease) in shares outstanding before conversion	30,797,104	295,333,511
Shares issued upon conversion from other share class(es)	33,081	318,725
Shares reacquired upon conversion into other share class(es)	(8,042)	(77,183)

Net increase (decrease) in shares outstanding	30,822,143	$295,575,053

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/2/2019
Total Commitment	$900 million	$900 million
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

124

The Fund did not utilize the SCA during the year ended October 31, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

PGIM Short Duration Multi-Sector Bond Fund	125

Notes to Financial Statements (continued)

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk: Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Asset-backed securities are another type of pass-through instruments that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate bonds including junk bonds or other securities. The values of mortgage-backed and asset-backed securities vary with changes in interest rates and are particularly sensitive to prepayments (the risk is that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Fund to reinvest in lower yielding debt instruments) or extensions (the risk is that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall). Asset-backed securities are also subject to liquidity risk.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only

126

insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Short Duration Multi-Sector Bond Fund	127

Financial Highlights

Class A Shares
	Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.50	$9.72	$9.68	$9.65	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.22	0.20	0.23	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.28	(0.18)	0.07	0.05	(0.14)
Total from investment operations	0.56	0.04	0.27	0.28	0.07
Less Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.26)	(0.23)	(0.23)	(0.41)
Tax return of capital distributions	-	-	-	(0.02)	-
Total dividends and distributions	(0.34)	(0.26)	(0.23)	(0.25)	(0.41)
Net asset value, end of year	$9.72	$9.50	$9.72	$9.68	$9.65
Total Return(b):	6.01%	0.38%	2.85%	3.00%	0.70%

Ratios/Supplemental Data:
Net assets, end of year (000)	$125,539	$68,089	$25,392	$11,175	$5,797
Average net assets (000)	$89,724	$51,957	$15,175	$8,868	$2,412
Ratios to average net assets(c)(d)(e):
Expenses after waivers and/or expense reimbursement	0.77%	0.82%	0.85%	0.85%	0.85%
Expenses before waivers and/or expense reimbursement	0.82%	0.91%	1.16%	1.26%	1.49%
Net investment income (loss)	2.86%	2.34%	2.08%	2.35%	2.18%
Portfolio turnover rate(f)	67%	70%	84%	66%	51%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

128

Class C Shares
	Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.50	$9.72	$9.69	$9.65	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.20	0.15	0.13	0.16	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.29	(0.19)	0.06	0.06	(0.15)
Total from investment operations	0.49	(0.04)	0.19	0.22	(0.01)
Less Dividends and Distributions:
Dividends from net investment income	(0.26)	(0.18)	(0.16)	(0.16)	(0.33)
Tax return of capital distributions	-	-	-	(0.02)	-
Total dividends and distributions	(0.26)	(0.18)	(0.16)	(0.18)	(0.33)
Net asset value, end of year	$9.73	$9.50	$9.72	$9.69	$9.65
Total Return(b):	5.24%	(0.40)%	1.98%	2.34%	(0.06)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$27,197	$17,597	$10,471	$8,634	$5,728
Average net assets (000)	$22,711	$14,381	$9,001	$7,900	$2,495
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.60%	1.60%	1.60%	1.60%	1.60%
Expenses before waivers and/or expense reimbursement	1.68%	1.86%	1.99%	2.02%	2.26%
Net investment income (loss)	2.05%	1.54%	1.36%	1.61%	1.42%
Portfolio turnover rate(e)	67%	70%	84%	66%	51%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	129

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.53	$9.75	$9.69	$9.65	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.30	0.26	0.22	0.25	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.30	(0.19)	0.10	0.07	(0.15)
Total from investment operations	0.60	0.07	0.32	0.32	0.09
Less Dividends and Distributions:
Dividends from net investment income	(0.37)	(0.29)	(0.26)	(0.25)	(0.43)
Tax return of capital distributions	-	-	-	(0.03)	-
Total dividends and distributions	(0.37)	(0.29)	(0.26)	(0.28)	(0.43)
Net asset value, end of year	$9.76	$9.53	$9.75	$9.69	$9.65
Total Return(b):	6.39%	0.69%	3.30%	3.36%	0.94%

Ratios/Supplemental Data:
Net assets, end of year (000)	$737,632	$327,029	$75,355	$45,189	$6,863
Average net assets (000)	$552,598	$212,606	$37,657	$14,060	$4,575
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.50%	0.51%	0.60%	0.60%	0.60%
Expenses before waivers and/or expense reimbursement	0.56%	0.63%	0.81%	1.02%	1.20%
Net investment income (loss)	3.14%	2.70%	2.26%	2.51%	2.48%
Portfolio turnover rate(e)	67%	70%	84%	66%	51%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

130

Class R6 Shares
	Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.50	$9.72	$9.69	$9.65	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.31	0.26	0.23	0.25	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.30	(0.19)	0.06	0.07	(0.16)
Total from investment operations	0.61	0.07	0.29	0.32	0.09
Less Dividends and Distributions:
Dividends from net investment income	(0.38)	(0.29)	(0.26)	(0.25)	(0.43)
Tax return of capital distributions	-	-	-	(0.03)	-
Total dividends and distributions	(0.38)	(0.29)	(0.26)	(0.28)	(0.43)
Net asset value, end of year	$9.73	$9.50	$9.72	$9.69	$9.65
Total Return(b):	6.52%	0.78%	3.00%	3.37%	0.95%

Ratios/Supplemental Data:
Net assets, end of year (000)	$747,059	$553,199	$266,398	$79,420	$87,644
Average net assets (000)	$682,527	$386,281	$175,232	$83,676	$87,488
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.39%	0.42%	0.60%	0.60%	0.60%
Expenses before waivers and/or expense reimbursement	0.45%	0.51%	0.70%	0.92%	0.97%
Net investment income (loss)	3.26%	2.74%	2.34%	2.62%	2.51%
Portfolio turnover rate(e)	67%	70%	84%	66%	51%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	131

Report of Independent Registered Public Accounting Firm

To the Shareholders of PGIM Short Duration Multi-Sector Bond Fund and Board of Directors Prudential Investment Portfolios, Inc. 17:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of PGIM Short Duration Multi-Sector Bond Fund, a series of Prudential Investment Portfolios, Inc. 17, (the Fund), including the schedule of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended October 31, 2019, and the related notes (collectively, the financial statements) and the financial highlights for the years indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period ended October 31, 2019, and the financial highlights for the years indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian, transfer agent, and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

December 19, 2019

132

Tax Information (unaudited)

For the year ended October 31, 2019, the Fund reports the maximum amount allowable but not less than 54.19% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2020, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of the dividends received by you in calendar year 2019.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 3.85% of the dividends paid by the Fund qualifies for such deduction.

Please consult your tax adviser or state/local authorities to properly report this information on your tax return. If you have any questions concerning the amounts listed above, please call your financial adviser.

PGIM Short Duration Multi-Sector Bond Fund	133

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 3/11/58 Board Member Portfolios Overseen: 96	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 7/13/52 Board Member Portfolios Overseen: 96	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

PGIM Short Duration Multi-Sector Bond Fund

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 7/9/52 Board Member Portfolios Overseen: 96	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

Barry H. Evans 11/2/60 Board Member Portfolios Overseen: 95	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014– 2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 10/13/56 Board Member & Independent Chair Portfolios Overseen: 96	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

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Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 9/29/62 Board Member Portfolios Overseen: 95	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Synnex Corporation (since April 2019) (information technology); Independent Director, Kabbage, Inc. (since July 2018) (financial services); Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Michael S. Hyland, CFA 10/4/45 Board Member Portfolios Overseen: 96	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Brian K. Reid 9/22/61 Board Member Portfolios Overseen: 95	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

PGIM Short Duration Multi-Sector Bond Fund

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 6/28/59 Board Member Portfolios Overseen: 95	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 10/5/62 Board Member & President Portfolios Overseen: 96	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

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Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 5/21/73 Board Member & Vice President Portfolios Overseen:96	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara 9/11/55 Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012

PGIM Short Duration Multi-Sector Bond Fund

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Dino Capasso 8/19/74 Chief Compliance Officer	Chief Compliance Officer (July 2019-Present) of PGIM Investments LLC; Chief Compliance Officer (July 2019-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global High Yield Fund, Inc., and PGIM High Yield Bond Fund, Inc.; Vice President and Deputy Chief Compliance Officer (June 2017-2019) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Andrew R. French 12/22/62 Secretary	Vice President of PGIM Investments LLC (December 2018-Present); formerly Vice President and Corporate Counsel (February 2010-December 2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Jonathan D. Shain 8/9/58 Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

Claudia DiGiacomo 10/14/74 Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Diana N. Huffman 4/14/82 Assistant Secretary	Vice President and Corporate Counsel (since September 2015) of Prudential; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).	Since March 2019

Kelly A. Coyne 8/8/68 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Christian J. Kelly 5/5/75 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly, Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

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Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Lana Lomuti 6/7/67 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Russ Shupak 10/08/73 Assistant Treasurer	Vice President (since 2017) and Director (2013-2017), within PGIM Investments Fund Administration.	Since October 2019

Deborah Conway 3/26/69 Assistant Treasurer	Vice President (since 2017) and Director (2007-2017), within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1/20/74 Assistant Treasurer	Vice President (since 2017) and Director (2011-2017), within PGIM Investments Fund Administration.	Since October 2019

Charles H. Smith 1/11/73 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since January 2017

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

PGIM Short Duration Multi-Sector Bond Fund

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Short Duration Multi-Sector Bond Fund1 (the “Fund”) consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit, and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser and, as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s

[1]	PGIM Short Duration Multi-Sector Bond Fund is a series of Prudential Investment Portfolios, Inc. 17.
[2]

Grace C. Torres was an Interested Director of the Fund at the time the Board considered and approved the renewal of the Fund’s advisory agreements, but has since become an Independent Director of the Fund.

PGIM Short Duration Multi-Sector Bond Fund

Approval of Advisory Agreements (continued)

decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to the terms of a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator of the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

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The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining

PGIM Short Duration Multi-Sector Bond Fund

Approval of Advisory Agreements (continued)

existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, and PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2018.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2087. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain

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circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three- and five-year periods, though it underperformed over the one-year period.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.39% for Class R6 shares, and 0.50% for Class Z shares through February 29, 2020.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Short Duration Multi-Sector Bond Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Short Duration Multi-Sector Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of the Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT DURATION MULTI-SECTOR BOND FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	SDMAX	SDMCX	SDMZX	SDMQX
CUSIP	74440B876	74440B868	74440B843	74440B850

MF219E

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services – (a) Audit Fees

For the fiscal years ended October 31, 2019 and October 31, 2018, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $ 128,007 and $126,739 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal year ended October 31, 2019, fees of $2,836 were billed to the Registrant for services rendered by KPMG in connection with an accounting system conversion and were paid by The Bank of New York Mellon. For the fiscal year ended October 31, 2018, there are no fees to report.

(c) Tax Fees

For the fiscal years ended October 31, 2019 and October 31, 2018: none.

(d) All Other Fees

For the fiscal years ended October 31, 2019 and October 31, 2018: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the

Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee – For the fiscal year ended October 31, 2019, 100% of the services referred to in Item 4(b) was approved by the audit committee. For the fiscal year ended October 31, 2018: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2019 and October 31, 2018 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants –

The registrant has a separately designated standing audit committee (the “Audit Committee”) established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the Audit Committee are Kevin J. Bannon (chair), Laurie Simon Hodrick, Michael S. Hyland, CFA, Brian K. Reid, and Keith F. Hartstein (ex-officio).

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 17

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 19, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	December 19, 2019